UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 98.8%
Aerospace & Defense - 1.9%
AAR Corp.	6,401	$172,507
Aerojet Rocketdyne Holdings, Inc.*	3,633	85,048
Aerovironment, Inc.*	1,384	36,067
Astronics Corp.*	1,038	64,356
B/E Aerospace, Inc.	1,211	58,988
The Boeing Co.	14,359	2,070,137
Cubic Corp.	173	7,676
Curtiss-Wright Corp.	4,498	303,030
DigitalGlobe, Inc.*	1,903	40,305
Ducommun, Inc.*	1,384	33,147
Esterline Technologies Corp.*	3,114	276,087
General Dynamics Corp.	5,363	799,677
HEICO Corp.	2,941	161,255
Hexcel Corp.	5,536	287,263
Honeywell International, Inc.	15,743	1,653,802
Huntington Ingalls Industries, Inc.	2,422	284,367
The KEYW Holding Corp.*	2,768	22,504
Kratos Defense & Security Solutions, Inc.*	6,920	37,783
L-3 Communications Holdings, Inc.	1,557	179,771
Lockheed Martin Corp.	6,228	1,289,819
Moog, Inc., Class A*	4,152	277,603
National Presto Industries, Inc.	346	27,389
Northrop Grumman Corp.	4,152	718,337
Orbital ATK, Inc.	3,460	245,487
Precision Castparts Corp.	3,287	640,702
Raytheon Co.	9,342	1,019,119
Rockwell Collins, Inc.	2,422	204,950
Sparton Corp.*	1,384	33,022
Spirit AeroSystems Holdings, Inc., Class A*	7,093	399,336
TASER International, Inc.*	4,152	113,017
Teledyne Technologies, Inc.*	2,249	233,154
Textron, Inc.	4,671	204,123
TransDigm Group, Inc.*	692	156,600
Triumph Group, Inc.	12,283	661,440
United Technologies Corp.	20,241	2,030,375

		14,828,243
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.*	13,667	141,454
Atlas Air Worldwide Holdings, Inc.*	6,401	314,609
C.H. Robinson Worldwide, Inc.	3,460	242,719
Echo Global Logistics, Inc.*	1,038	33,527
Expeditors International of Washington, Inc.	3,287	154,062
FedEx Corp.	5,709	978,637
Forward Air Corp.	2,422	117,588
Hub Group, Inc., Class A*	2,076	87,462
Park-Ohio Holdings Corp.	1,730	77,694
United Parcel Service, Inc., Class B	16,262	1,664,578

	Shares	Value
Common Stocks - (continued)
Air Freight & Logistics - (continued)
XPO Logistics, Inc.*	15,570	$674,960

		4,487,290
Airlines - 0.7%
Alaska Air Group, Inc.	5,017	380,038
Allegiant Travel Co.	1,038	220,814
American Airlines Group, Inc.	23,355	936,536
Delta Air Lines, Inc.	24,739	1,096,927
Hawaiian Holdings, Inc.*	11,418	247,999
JetBlue Airways Corp.*	29,237	671,866
Republic Airways Holdings, Inc.*	5,882	29,645
SkyWest, Inc.	16,262	269,299
Southwest Airlines Co.	18,165	657,573
Spirit Airlines, Inc.*	3,460	206,977
United Continental Holdings, Inc.*	10,899	614,595
Virgin America, Inc.*	519	17,303

		5,349,572
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.*	14,013	279,980
Autoliv, Inc.	2,076	218,395
BorgWarner, Inc.	4,325	214,996
Cooper Tire & Rubber Co.	15,051	495,629
Cooper-Standard Holding, Inc.*	2,249	144,611
Dana Holding Corp.	42,731	793,087
Delphi Automotive PLC	5,017	391,727
Dorman Products, Inc.*	1,384	73,047
Drew Industries, Inc.	1,384	81,185
Federal-Mogul Holdings Corp.*	2,768	31,002
Gentex Corp.	6,920	111,274
Gentherm, Inc.*	3,114	156,728
The Goodyear Tire & Rubber Co.	10,380	312,749
Johnson Controls, Inc.	20,760	945,826
Lear Corp.	1,730	180,041
Modine Manufacturing Co.*	6,228	63,090
Motorcar Parts of America, Inc.*	1,903	56,386
Remy International, Inc.	3,633	107,537
Standard Motor Products, Inc.	2,595	94,899
Superior Industries International, Inc.	1,211	20,490
Tenneco, Inc.*	16,781	835,862
Tower International, Inc.*	4,325	113,012
Visteon Corp.*	2,422	241,062

		5,962,615
Automobiles - 0.7%
Ford Motor Co.	152,932	2,267,981
General Motors Co.	47,921	1,509,991
Harley-Davidson, Inc.	7,439	433,694
Tesla Motors, Inc.*	2,076	552,527
Thor Industries, Inc.	10,899	609,036

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Automobiles - (continued)
Winnebago Industries, Inc.	3,806	$84,988

		5,458,217
Banks - 8.4%
1st Source Corp.	2,595	88,204
Ameris Bancorp	3,460	93,455
Associated Banc-Corp	40,655	801,310
Banc of California, Inc.	173	2,098
BancFirst Corp.	1,211	77,032
The Bancorp, Inc.*	865	7,223
BancorpSouth, Inc.	6,401	161,753
Bank of America Corp.	366,414	6,551,482
Bank of Hawaii Corp.	3,633	245,119
Bank of the Ozarks, Inc.	5,536	244,248
BankUnited, Inc.	13,667	499,119
Banner Corp.	2,595	123,678
BB&T Corp.	23,874	961,406
BBCN Bancorp, Inc.	15,051	231,033
Berkshire Hills Bancorp, Inc.	4,152	120,823
BOK Financial Corp.	692	45,990
Boston Private Financial Holdings, Inc.	5,363	67,467
Bryn Mawr Bank Corp.	1,730	49,893
Capital Bank Financial Corp., Class A*	3,806	114,066
Cardinal Financial Corp.	5,363	125,280
Cathay General Bancorp	6,228	199,981
Central Pacific Financial Corp.	2,768	64,467
Chemical Financial Corp.	5,536	182,411
CIT Group, Inc.	7,093	333,655
Citigroup, Inc.	106,741	6,240,079
Citizens Financial Group, Inc.	9,861	257,076
City Holding Co.	2,076	100,105
City National Corp./California	1,557	139,990
Columbia Banking System, Inc.	7,439	243,925
Comerica, Inc.	3,806	180,519
Commerce Bancshares, Inc./Montreal	1,038	48,879
Community Bank System, Inc.	5,190	198,414
Community Trust Bancorp, Inc.	1,557	54,511
Cullen/Frost Bankers, Inc.	865	62,669
Customers Bancorp, Inc.*	2,249	56,562
CVB Financial Corp.	14,013	248,170
Eagle Bancorp, Inc.*	1,903	84,493
East West Bancorp, Inc.	2,422	108,409
Fifth Third Bancorp	27,507	579,572
First BanCorp/Puerto Rico*	35,292	152,109
First Citizens BancShares, Inc./North Carolina, Class A	865	221,734
First Commonwealth Financial Corp.	15,051	138,469

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
First Financial Bancorp	10,726	$203,901
First Financial Bankshares, Inc.	3,460	117,571
First Horizon National Corp.	42,904	680,028
First Interstate BancSystem, Inc., Class A	3,806	105,540
First Merchants Corp.	6,228	162,115
First Midwest Bancorp, Inc./Illinois	6,055	113,652
First NBC Bank Holding Co.*	1,730	66,086
First Niagara Financial Group, Inc.	100,513	975,981
First Republic Bank/California	2,768	176,571
FirstMerit Corp.	43,250	810,505
Flushing Financial Corp.	5,190	107,744
FNB Corp./Pennsylvania	39,444	543,933
Fulton Financial Corp.	39,098	506,710
Glacier Bancorp, Inc.	4,671	131,255
Great Western Bancorp, Inc.	865	22,715
Hancock Holding Co.	18,857	551,002
Hanmi Financial Corp.	2,595	65,679
Hilltop Holdings, Inc.*	21,798	458,848
Home BancShares, Inc./Arizona	3,979	158,444
Huntington Bancshares, Inc./Ohio	18,165	211,986
IBERIABANK Corp.	8,477	547,190
Independent Bank Corp./Massachusetts	4,325	209,157
International Bancshares Corp.	15,051	405,323
Investors Bancorp, Inc.	12,802	155,928
JPMorgan Chase & Co.	131,134	8,986,613
KeyCorp	25,604	379,963
Lakeland Financial Corp.	2,768	117,751
LegacyTexas Financial Group, Inc.	2,941	89,377
M&T Bank Corp.	3,460	453,779
MB Financial, Inc.	7,439	253,670
National Penn Bancshares, Inc.	24,220	259,638
NBT Bancorp, Inc.	8,823	238,486
OFG Bancorp	5,363	43,226
Old National Bancorp/Indiana	8,650	124,473
Opus Bank	865	33,865
PacWest Bancorp	5,017	232,237
Park National Corp.	2,422	212,167
People’s United Financial, Inc.	5,709	92,885
Pinnacle Financial Partners, Inc.	3,114	165,322
The PNC Financial Services Group, Inc.	18,165	1,783,440
Popular, Inc.*	27,507	842,264
PrivateBancorp, Inc.	6,055	250,314
Prosperity Bancshares, Inc.	2,595	141,661
Regions Financial Corp.	44,461	461,950
Renasant Corp.	3,806	122,363
S&T Bancorp, Inc.	5,882	181,871
Sandy Spring Bancorp, Inc.	4,498	122,975

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Signature Bank/New York*	1,384	$201,497
Simmons First National Corp., Class A	1,557	70,766
South State Corp.	2,076	161,347
Southside Bancshares, Inc.	3,114	85,074
Southwest Bancorp, Inc.	1,038	18,196
State Bank Financial Corp.	2,768	56,052
Sterling Bancorp/Delaware	9,861	146,830
Stock Yards Bancorp, Inc.	2,422	89,275
SunTrust Banks, Inc.	16,608	736,399
Susquehanna Bancshares, Inc.	42,731	606,780
SVB Financial Group*	1,557	222,807
Synovus Financial Corp.	11,591	365,348
TCF Financial Corp.	41,693	686,267
Texas Capital Bancshares, Inc.*	2,768	163,146
Tompkins Financial Corp.	2,422	130,909
TriCo Bancshares	1,211	30,021
Trustmark Corp.	11,418	274,489
U.S. Bancorp/Minnesotta	63,664	2,878,249
UMB Financial Corp.	2,249	123,290
Umpqua Holdings Corp.	14,705	260,867
Union Bankshares Corp.	7,093	175,055
United Bankshares, Inc./West Virginia	10,726	434,725
United Community Banks, Inc./Georgia	3,806	79,431
Valley National Bancorp	36,676	363,826
Washington Trust Bancorp, Inc.	2,595	103,203
Webster Financial Corp.	23,701	916,281
Wells Fargo & Co.	169,367	9,801,268
WesBanco, Inc.	5,536	183,906
Westamerica Bancorp	346	16,947
Western Alliance Bancorp*	6,920	234,104
Wilshire Bancorp, Inc.	19,376	225,149
Wintrust Financial Corp.	12,975	699,612
Zions Bancorp	4,325	134,897

		64,261,045
Beverages - 1.2%
The Boston Beer Co., Inc., Class A*	519	114,450
Brown-Forman Corp., Class B	2,768	300,079
Coca-Cola Bottling Co. Consolidated	519	84,078
The Coca-Cola Co.	97,226	3,994,044
Coca-Cola Enterprises, Inc.	4,152	212,084
Constellation Brands, Inc., Class A	2,768	332,215
Dr. Pepper Snapple Group, Inc.	3,460	277,561
Molson Coors Brewing Co., Class B	2,941	209,223
Monster Beverage Corp.*	3,287	504,719

	Shares	Value
Common Stocks - (continued)
Beverages - (continued)
PepsiCo, Inc.	35,465	$3,417,053

		9,445,506
Biotechnology - 2.9%
ACADIA Pharmaceuticals, Inc.*	4,498	219,547
Achillion Pharmaceuticals, Inc.*	1,730	14,740
Acorda Therapeutics, Inc.*	1,557	53,498
Agios Pharmaceuticals, Inc.*	692	76,245
Alexion Pharmaceuticals, Inc.*	4,152	819,771
Alkermes PLC*	2,249	157,475
Alnylam Pharmaceuticals, Inc.*	2,422	308,635
AMAG Pharmaceuticals, Inc.*	2,595	165,820
Amgen, Inc.	16,089	2,841,156
Anacor Pharmaceuticals, Inc.*	3,114	464,578
Arena Pharmaceuticals, Inc.*	2,768	11,183
ARIAD Pharmaceuticals, Inc.*	3,114	25,410
Array BioPharma, Inc.*	4,325	25,128
BioCryst Pharmaceuticals, Inc.*	3,460	53,561
Biogen, Inc.*	5,190	1,654,468
BioMarin Pharmaceutical, Inc.*	3,460	506,094
Bluebird Bio, Inc.*	1,557	258,197
Catalyst Pharmaceuticals, Inc.*	3,287	16,238
Celgene Corp.*	16,608	2,179,800
Celldex Therapeutics, Inc.*	4,498	105,928
Cepheid, Inc.*	3,979	221,193
Chimerix, Inc.*	1,903	102,267
Clovis Oncology, Inc.*	1,557	131,457
Dyax Corp.*	10,207	251,194
Dynavax Technologies Corp.*	346	10,176
Emergent BioSolutions, Inc.*	1,730	56,796
Enanta Pharmaceuticals, Inc.*	173	8,762
Epizyme, Inc.*	346	7,719
Exact Sciences Corp.*	5,709	137,416
Five Prime Therapeutics, Inc.*	346	8,138
Geron Corp.*	10,553	42,740
Gilead Sciences, Inc.	49,824	5,872,257
Halozyme Therapeutics, Inc.*	3,287	76,719
Heron Therapeutics, Inc.*	1,730	55,948
ImmunoGen, Inc.*	3,114	56,114
Immunomedics, Inc.*	1,557	3,192
Incyte Corp.*	5,017	523,173
Infinity Pharmaceuticals, Inc.*	519	4,536
Insmed, Inc.*	1,557	42,195
Insys Therapeutics, Inc.*	346	15,542
Intrexon Corp.*	2,076	135,459
Ironwood Pharmaceuticals, Inc.*	1,730	18,078
Isis Pharmaceuticals, Inc.*	3,806	209,064
Keryx Biopharmaceuticals, Inc.*	5,190	41,416
Kite Pharma, Inc.*	2,249	163,660
KYTHERA Biopharmaceuticals, Inc.*	519	38,676

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Ligand Pharmaceuticals, Inc.*	1,557	$168,561
MacroGenics, Inc.*	865	32,524
Medivation, Inc.*	1,384	145,777
Merrimack Pharmaceuticals, Inc.*	9,169	92,607
MiMedx Group, Inc.*	692	7,425
Myriad Genetics, Inc.*	4,152	141,666
Neurocrine Biosciences, Inc.*	3,806	190,757
NewLink Genetics Corp.*	3,114	162,395
Novavax, Inc.*	14,013	168,997
OPKO Health, Inc.*	9,688	158,593
Orexigen Therapeutics, Inc.*	519	2,076
Osiris Therapeutics, Inc.*	1,557	33,211
PDL BioPharma, Inc.	17,646	102,700
Portola Pharmaceuticals, Inc.*	692	34,212
Progenics Pharmaceuticals, Inc.*	2,249	19,476
PTC Therapeutics, Inc.*	1,211	62,015
Puma Biotechnology, Inc.*	865	78,369
Raptor Pharmaceutical Corp.*	3,287	46,807
Receptos, Inc.*	1,211	275,938
Regeneron Pharmaceuticals, Inc.*	1,557	862,049
Regulus Therapeutics, Inc.*	1,557	12,767
Repligen Corp.*	1,557	54,511
Rigel Pharmaceuticals, Inc.*	173	516
Sangamo BioSciences, Inc.*	3,287	30,076
Sarepta Therapeutics, Inc.*	1,557	49,699
Seattle Genetics, Inc.*	2,595	124,223
TG Therapeutics, Inc.*	1,557	27,170
United Therapeutics Corp.*	1,903	322,292
Vanda Pharmaceuticals, Inc.*	1,038	12,705
Vertex Pharmaceuticals, Inc.*	5,709	770,715
ZIOPHARM Oncology, Inc.*	1,384	18,490

		22,400,678
Building Products - 0.3%
A.O. Smith Corp.	4,152	298,197
AAON, Inc.	3,460	76,777
American Woodmark Corp.*	1,038	68,259
Apogee Enterprises, Inc.	2,076	114,554
Armstrong World Industries, Inc.*	692	40,482
Builders FirstSource, Inc.*	3,633	54,640
Fortune Brands Home & Security, Inc.	2,422	115,650
Gibraltar Industries, Inc.*	1,730	33,112
Griffon Corp.	5,190	89,476
Insteel Industries, Inc.	519	8,480
Lennox International, Inc.	2,422	285,966
Masco Corp.	7,266	191,750
NCI Building Systems, Inc.*	519	6,721
Nortek, Inc.*	865	70,575
Owens Corning	3,806	170,699
Patrick Industries, Inc.*	2,595	93,524

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
PGT, Inc.*	346	$5,560
Ply Gem Holdings, Inc.*	3,460	49,997
Quanex Building Products Corp.	346	6,948
Simpson Manufacturing Co., Inc.	1,384	49,575
Trex Co., Inc.*	2,076	94,188
Universal Forest Products, Inc.	1,384	87,884
USG Corp.*	2,768	85,753

		2,098,767
Capital Markets - 2.1%
Actua Corp.*	2,076	30,580
Affiliated Managers Group, Inc.*	1,038	215,800
Ameriprise Financial, Inc.	5,190	652,227
Arlington Asset Investment Corp., Class A	173	3,304
Artisan Partners Asset Management, Inc., Class A	3,979	189,997
The Bank of New York Mellon Corp.	25,950	1,126,230
BGC Partners, Inc., Class A	40,136	395,340
BlackRock, Inc.	2,941	989,117
Calamos Asset Management, Inc., Class A	2,595	31,166
The Charles Schwab Corp.	24,220	844,794
Cohen & Steers, Inc.	692	21,390
Cowen Group, Inc., Class A*	28,545	161,279
E*TRADE Financial Corp.*	12,110	344,166
Eaton Vance Corp.	1,903	72,999
Evercore Partners, Inc., Class A	1,730	101,724
FBR & Co.	1,038	24,393
Federated Investors, Inc., Class B	7,958	268,264
Financial Engines, Inc.	2,076	95,205
Franklin Resources, Inc.	12,629	575,251
The Goldman Sachs Group, Inc.	14,186	2,909,123
Greenhill & Co., Inc.	346	13,608
HFF, Inc., Class A	2,595	118,955
Interactive Brokers Group, Inc., Class A	8,131	326,460
INTL. FCStone, Inc.*	1,903	55,492
Invesco Ltd.	10,034	387,312
Investment Technology Group, Inc.	5,363	109,137
Janus Capital Group, Inc.	16,089	263,538
KCG Holdings, Inc., Class A*	17,646	187,401
Legg Mason, Inc.	2,249	110,966
LPL Financial Holdings, Inc.	1,038	48,942
Morgan Stanley	52,592	2,042,673
Northern Trust Corp.‡	6,055	463,147
Piper Jaffray Cos.*	3,633	162,940
Raymond James Financial, Inc.	1,730	102,070
RCS Capital Corp., Class A*	12,110	70,601
SEI Investments Co.	3,114	166,007

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
State Street Corp.	9,342	$715,224
Stifel Financial Corp.*	17,473	960,142
T. Rowe Price Group, Inc.	3,806	293,557
TD Ameritrade Holding Corp.	4,325	158,857
TPG Specialty Lending, Inc.	4,844	86,223
Virtus Investment Partners, Inc.	1,384	167,270
Waddell & Reed Financial, Inc., Class A	1,038	46,617
Walter Investment Management Corp.*	9,515	207,427
WisdomTree Investments, Inc.	7,612	189,539

		16,506,454
Chemicals - 2.1%
A. Schulman, Inc.	6,920	257,632
Air Products & Chemicals, Inc.	4,325	616,356
Airgas, Inc.	865	88,247
Albemarle Corp.	3,633	196,909
American Vanguard Corp.	173	2,218
Ashland, Inc.	1,211	138,442
Axalta Coating Systems Ltd.*	1,211	38,522
Axiall Corp.	16,608	488,773
Balchem Corp.	1,903	107,843
Cabot Corp.	14,186	499,063
Calgon Carbon Corp.	3,806	67,328
Celanese Corp.	4,498	296,508
CF Industries Holdings, Inc.	7,612	450,630
Chemtura Corp.*	7,958	218,288
Cytec Industries, Inc.	4,844	359,570
The Dow Chemical Co.	36,676	1,725,973
E.I. du Pont de Nemours & Co.	20,760	1,157,578
Eastman Chemical Co.	4,152	325,517
Ecolab, Inc.	5,536	641,124
Ferro Corp.*	9,861	136,969
Flotek Industries, Inc.*	1,211	20,732
FMC Corp.	865	41,987
FutureFuel Corp.	1,384	15,833
HB Fuller Co.	1,903	76,234
Huntsman Corp.	4,844	92,036
Innophos Holdings, Inc.	1,038	53,436
Innospec, Inc.	3,460	149,645
International Flavors & Fragrances, Inc.	1,211	139,979
Koppers Holdings, Inc.	4,498	91,309
Kraton Performance Polymers, Inc.*	1,557	31,950
LSB Industries, Inc.*	2,249	83,011
LyondellBasell Industries N.V., Class A	13,321	1,249,909
Minerals Technologies, Inc.	7,266	470,474
Monsanto Co.	11,591	1,181,007
The Mosaic Co.	11,072	475,432

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
NewMarket Corp.	173	$68,804
Olin Corp.	6,228	143,182
OM Group, Inc.	2,941	99,641
OMNOVA Solutions, Inc.*	2,249	14,551
Platform Specialty Products Corp.*	692	16,103
PolyOne Corp.	7,958	272,721
PPG Industries, Inc.	5,536	599,992
Praxair, Inc.	6,574	750,356
Quaker Chemical Corp.	1,557	144,334
Rayonier Advanced Materials, Inc.	10,726	150,700
Rentech, Inc.*	173	132
RPM International, Inc.	2,249	105,411
The Scotts Miracle-Gro Co., Class A	2,595	156,712
Sensient Technologies Corp.	5,017	343,113
The Sherwin-Williams Co.	1,903	528,577
Sigma-Aldrich Corp.	2,076	289,830
Stepan Co.	5,017	245,883
Tredegar Corp.	1,384	23,334
Trinseo S.A.*	3,114	75,857
Tronox Ltd., Class A	19,549	214,648
The Valspar Corp.	1,211	100,852
W.R. Grace & Co.*	1,038	104,765
Westlake Chemical Corp.	865	54,037

		16,489,999
Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	10,899	359,231
ACCO Brands Corp.*	18,511	151,420
The ADT Corp.	2,595	89,605
ARC Document Solutions, Inc.*	4,671	32,277
Brady Corp., Class A	2,249	52,896
The Brink’s Co.	6,401	199,903
Cintas Corp.	2,249	192,289
Civeo Corp.	33,562	71,823
Clean Harbors, Inc.*	519	25,701
Copart, Inc.*	1,246	44,893
Covanta Holding Corp.	9,688	191,241
Deluxe Corp.	4,844	312,099
Ennis, Inc.	6,055	101,603
Essendant, Inc.	6,401	235,685
G&K Services, Inc., Class A	1,384	90,735
Healthcare Services Group, Inc.	5,190	181,183
Herman Miller, Inc.	5,363	150,379
HNI Corp.	3,460	171,581
Interface, Inc.	3,114	80,871
KAR Auction Services, Inc.	5,363	208,782
Kimball International, Inc., Class B	6,747	76,376
Knoll, Inc.	4,325	104,665
Matthews International Corp., Class A	6,055	326,062

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
McGrath RentCorp	865	$21,936
Mobile Mini, Inc.	2,595	96,352
MSA Safety, Inc.	1,211	62,548
Multi-Color Corp.	1,903	121,526
Pitney Bowes, Inc.	11,764	246,103
Quad/Graphics, Inc.	1,903	31,304
R.R. Donnelley & Sons Co.	51,727	907,809
Republic Services, Inc.	6,401	272,235
Rollins, Inc.	2,422	70,238
SP Plus Corp.*	519	13,572
Steelcase, Inc., Class A	11,764	209,987
Stericycle, Inc.*	2,076	292,654
Team, Inc.*	519	22,525
Tetra Tech, Inc.	8,650	230,436
Tyco International PLC	9,515	361,475
U.S. Ecology, Inc.	1,730	79,390
UniFirst Corp.	1,384	153,375
Viad Corp.	1,038	29,759
Waste Connections, Inc.	1,903	95,397
Waste Management, Inc.	10,034	513,038
West Corp.	4,844	139,749

		7,422,708
Communications Equipment - 1.4%
ADTRAN, Inc.	173	2,855
Alliance Fiber Optic Products, Inc.	692	13,888
ARRIS Group, Inc.*	8,304	256,760
Brocade Communications Systems, Inc.	25,085	257,372
CalAmp Corp.*	1,038	17,760
Calix, Inc.*	692	5,834
Ciena Corp.*	18,338	466,702
Cisco Systems, Inc.	171,789	4,882,243
CommScope Holding Co., Inc.*	2,768	86,832
Comtech Telecommunications Corp.	519	14,952
EchoStar Corp., Class A*	2,076	96,368
Extreme Networks, Inc.*	5,536	12,844
F5 Networks, Inc.*	1,038	139,237
Finisar Corp.*	5,709	99,394
Harmonic, Inc.*	12,110	72,781
Harris Corp.	3,806	315,671
Infinera Corp.*	8,304	198,798
InterDigital, Inc.	2,941	159,020
Ixia*	8,131	107,329
JDS Uniphase Corp.*	1,211	13,430
Juniper Networks, Inc.	10,034	285,166
Motorola Solutions, Inc.	2,768	166,523
NETGEAR, Inc.*	3,633	121,669
Palo Alto Networks, Inc.*	1,903	353,635
Plantronics, Inc.	2,595	150,718

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
Polycom, Inc.*	15,051	$171,280
QUALCOMM, Inc.	37,887	2,439,544
ShoreTel, Inc.*	9,515	67,461
Ubiquiti Networks, Inc.	692	22,296
ViaSat, Inc.*	1,903	117,986

		11,116,348
Construction & Engineering - 0.4%
AECOM*	7,266	224,011
Aegion Corp.*	10,034	198,372
Argan, Inc.	1,903	73,989
Chicago Bridge & Iron Co. N.V.	3,806	202,251
Comfort Systems USA, Inc.	3,287	90,853
Dycom Industries, Inc.*	2,422	159,997
EMCOR Group, Inc.	10,034	479,926
Fluor Corp.	7,266	339,685
Furmanite Corp.*	2,076	13,535
Granite Construction, Inc.	2,076	70,625
Great Lakes Dredge & Dock Corp.*	346	1,754
Jacobs Engineering Group, Inc.*	5,017	211,316
KBR, Inc.	7,612	132,982
MasTec, Inc.*	13,321	245,506
MYR Group, Inc.*	4,671	140,317
Northwest Pipe Co.*	3,633	65,576
Orion Marine Group, Inc.*	692	5,010
Primoris Services Corp.	2,422	43,959
Quanta Services, Inc.*	5,709	157,683
Tutor Perini Corp.*	9,688	202,770

		3,060,117
Construction Materials - 0.1%
Eagle Materials, Inc.	1,557	120,107
Headwaters, Inc.*	6,920	131,549
Martin Marietta Materials, Inc.	1,730	271,299
U.S. Concrete, Inc.*	865	36,615
Vulcan Materials Co.	3,114	283,436

		843,006
Consumer Finance - 0.8%
Ally Financial, Inc.*	13,321	303,319
American Express Co.	21,279	1,618,481
Capital One Financial Corp.	19,030	1,547,139
Cash America International, Inc.	5,363	148,716
Credit Acceptance Corp.*	865	207,782
Discover Financial Services	15,397	859,307
Encore Capital Group, Inc.*	3,633	156,255
Enova International, Inc.*	6,228	112,602
First Cash Financial Services, Inc.*	692	28,144
Green Dot Corp., Class A*	4,671	96,783
JG Wentworth Co., Class A*	692	5,702
Navient Corp.	14,359	225,436
Nelnet, Inc., Class A	3,979	156,733
PRA Group, Inc.*	10,034	637,661

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Consumer Finance - (continued)
Santander Consumer USA
Holdings, Inc.*	2,941	$71,113
SLM Corp.*	5,190	47,385
Springleaf Holdings, Inc.*	1,730	87,382
Synchrony Financial*	865	29,721
World Acceptance Corp.*	2,076	112,976

		6,452,637
Containers & Packaging - 0.4%
AptarGroup, Inc.	865	58,638
Avery Dennison Corp.	1,730	105,271
Ball Corp.	2,249	152,572
Bemis Co., Inc.	3,979	177,344
Berry Plastics Group, Inc.*	18,338	597,085
Crown Holdings, Inc.*	3,633	187,136
Graphic Packaging Holding Co.	20,068	303,027
Greif, Inc., Class A	8,477	262,702
Myers Industries, Inc.	1,903	28,792
Owens-Illinois, Inc.*	4,498	96,032
Packaging Corp. of America	2,076	146,960
Sealed Air Corp.	3,806	202,365
Silgan Holdings, Inc.	4,152	222,008
Sonoco Products Co.	1,557	64,273
WestRock Co.*	6,467	407,809

		3,012,014
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,941	186,959
Genuine Parts Co.	3,114	276,990
LKQ Corp.*	7,785	244,916
Pool Corp.	3,806	268,019
VOXX International Corp.*	3,633	29,064

		1,005,948
Diversified Consumer Services - 0.3%
Apollo Education Group, Inc.*	17,127	219,397
Ascent Capital Group, Inc., Class A*	3,114	121,540
Bright Horizons Family Solutions, Inc.*	2,595	156,323
Capella Education Co.	1,384	71,290
Career Education Corp.*	12,802	40,710
Carriage Services, Inc.	2,768	66,515
Chegg, Inc.*	5,709	47,442
DeVry Education Group, Inc.	13,321	404,692
Graham Holdings Co., Class B	173	119,294
Grand Canyon Education, Inc.*	3,633	157,781
H&R Block, Inc.	4,844	161,257
Houghton Mifflin Harcourt Co.*	2,941	76,848
K12, Inc.*	7,439	98,121
LifeLock, Inc.*	346	2,740
Regis Corp.*	3,633	53,151
Service Corp. International	8,477	258,633

	Shares	Value
Common Stocks - (continued)
Diversified Consumer Services - (continued)
Sotheby’s	3,633	$151,968
Steiner Leisure Ltd.*	519	29,946
Strayer Education, Inc.*	1,384	76,964

		2,314,612
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B*	66,086	9,433,116
CBOE Holdings, Inc.	3,806	235,896
CME Group, Inc.	7,266	697,827
FNFV Group*	1,384	20,151
GAIN Capital Holdings, Inc.	3,460	24,151
Intercontinental Exchange, Inc.	2,422	552,422
Leucadia National Corp.	9,342	219,729
MarketAxess Holdings, Inc.	2,941	287,630
McGraw Hill Financial, Inc.	5,190	528,082
Moody’s Corp.	3,979	439,401
MSCI, Inc.	2,249	153,292
The NASDAQ OMX Group, Inc.	1,730	88,282
On Deck Capital, Inc.*	1,038	13,878
PHH Corp.*	16,262	405,899
PICO Holdings, Inc.*	3,114	38,395
Voya Financial, Inc.	6,747	316,772

		13,454,923
Diversified Telecommunication Services - 2.1%
8x8, Inc.*	5,536	48,219
AT&T, Inc.	211,936	7,362,664
Atlantic Tele-Network, Inc.	1,730	122,380
CenturyLink, Inc.	19,549	559,101
Cincinnati Bell, Inc.*	13,321	52,085
Cogent Communications Holdings, Inc.	2,595	82,495
Consolidated Communications Holdings, Inc.	2,422	48,270
Frontier Communications Corp.	20,587	97,171
General Communication, Inc., Class A*	3,633	66,847
IDT Corp., Class B	2,595	44,167
inContact, Inc.*	3,633	33,714
Inteliquent, Inc.	1,557	28,337
Iridium Communications, Inc.*	17,473	129,650
Level 3 Communications, Inc.*	5,190	262,095
Lumos Networks Corp.	1,557	21,736
ORBCOMM, Inc.*	2,249	13,854
Premiere Global Services, Inc.*	5,882	63,467
Verizon Communications, Inc.	144,801	6,775,239
Vonage Holdings Corp.*	23,701	151,449
Windstream Holdings, Inc.	21,625	104,881

		16,067,821
Electric Utilities - 1.9%
ALLETE, Inc.	7,439	359,229
American Electric Power Co., Inc.	17,992	1,017,807

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Cleco Corp.	5,017	$273,075
Duke Energy Corp.	25,950	1,926,009
Edison International	11,418	685,194
El Paso Electric Co.	7,093	258,398
The Empire District Electric Co.	6,401	147,287
Entergy Corp.	7,785	552,891
Eversource Energy	9,861	490,289
Exelon Corp.	30,794	988,180
FirstEnergy Corp.	13,840	470,006
Great Plains Energy, Inc.	1,903	49,687
Hawaiian Electric Industries, Inc.	22,144	663,213
IDACORP, Inc.	10,726	666,192
ITC Holdings Corp.	1,903	64,283
MGE Energy, Inc.	1,903	75,511
NextEra Energy, Inc.	10,899	1,146,575
OGE Energy Corp.	1,730	51,485
Otter Tail Corp.	1,211	31,389
Pepco Holdings, Inc.	6,747	180,010
Pinnacle West Capital Corp.	2,422	149,462
PNM Resources, Inc.	16,781	442,683
Portland General Electric Co.	17,473	629,203
PPL Corp.	26,642	847,482
The Southern Co.	33,562	1,501,228
UIL Holdings Corp.	5,363	257,102
Unitil Corp.	2,076	73,802
Westar Energy, Inc.	1,384	52,108
Xcel Energy, Inc.	15,916	551,808

		14,601,588
Electrical Equipment - 0.7%
Acuity Brands, Inc.	1,730	348,059
AMETEK, Inc.	3,806	201,908
AZZ, Inc.	1,384	71,622
BWX Technologies, Inc.	1,384	33,991
Eaton Corp. PLC	16,954	1,027,073
Emerson Electric Co.	23,874	1,235,480
Encore Wire Corp.	1,211	41,574
EnerSys	4,844	302,508
Enphase Energy, Inc.*	1,211	7,157
Franklin Electric Co., Inc.	1,557	44,935
FuelCell Energy, Inc.*	2,941	2,476
Generac Holdings, Inc.*	11,591	406,496
General Cable Corp.	5,536	90,348
Global Power Equipment Group, Inc.	2,941	19,852
GrafTech International Ltd.*	34,946	175,778
Hubbell, Inc., Class B	692	72,252
Plug Power, Inc.*	7,958	20,611
Polypore International, Inc.*	2,768	166,412
Powell Industries, Inc.	173	5,162
PowerSecure International, Inc.*	2,768	41,908

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Regal Beloit Corp.	7,612	$528,501
Rockwell Automation, Inc.	2,422	282,841
Sensata Technologies Holding N.V.*	2,422	124,297
SolarCity Corp.*	1,211	70,238
Thermon Group Holdings, Inc.*	519	12,523

		5,334,002
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., Class A	6,401	361,080
Anixter International, Inc.*	7,266	481,082
Arrow Electronics, Inc.*	1,730	100,600
Avnet, Inc.	2,595	108,289
AVX Corp.	9,169	123,506
Badger Meter, Inc.	1,038	61,055
Belden, Inc.	3,460	204,936
Benchmark Electronics, Inc.*	9,515	209,901
Checkpoint Systems, Inc.	865	7,560
Cognex Corp.	6,401	289,773
Coherent, Inc.*	1,038	60,152
Corning, Inc.	43,769	817,605
CTS Corp.	5,536	104,021
Daktronics, Inc.	692	7,910
Dolby Laboratories, Inc., Class A	692	24,324
DTS, Inc.*	346	9,858
Fabrinet*	6,920	128,435
FARO Technologies, Inc.*	519	22,779
FEI Co.	2,076	178,474
Flextronics International Ltd.*	7,093	78,094
FLIR Systems, Inc.	2,768	85,227
GSI Group, Inc.*	2,595	36,771
II-VI, Inc.*	173	2,941
Ingram Micro, Inc., Class A*	9,688	263,804
Insight Enterprises, Inc.*	10,207	275,487
InvenSense, Inc.*	1,730	22,663
IPG Photonics Corp.*	2,422	223,357
Jabil Circuit, Inc.	173	3,503
Keysight Technologies, Inc.*	2,422	73,968
Knowles Corp.*	1,038	19,774
Littelfuse, Inc.	1,557	143,244
Maxwell Technologies, Inc.*	4,325	19,852
Mercury Systems, Inc.*	2,595	36,564
Mesa Laboratories, Inc.	173	17,912
Methode Electronics, Inc.	2,941	78,907
MTS Systems Corp.	865	55,888
National Instruments Corp.	1,038	30,060
Newport Corp.*	2,768	43,845
OSI Systems, Inc.*	1,211	84,988
PC Connection, Inc.	3,114	69,100
Plexus Corp.*	8,823	336,509
RealD, Inc.*	3,633	45,594

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Rofin-Sinar Technologies, Inc.*	1,211	$30,202
Rogers Corp.*	1,384	77,462
Sanmina Corp.*	20,414	450,537
ScanSource, Inc.*	5,536	209,427
SYNNEX Corp.	6,920	523,360
TE Connectivity Ltd.	8,477	516,419
Tech Data Corp.*	9,861	575,192
Trimble Navigation Ltd.*	6,055	139,871
TTM Technologies, Inc.*	13,148	120,041
Universal Display Corp.*	1,038	49,523
Vishay Intertechnology, Inc.	13,321	152,925
Zebra Technologies Corp., Class A*	4,152	446,880

		8,641,231
Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc.	16,089	334,651
Baker Hughes, Inc.	11,764	684,077
Basic Energy Services, Inc.*	11,072	66,875
Bristow Group, Inc.	3,806	171,460
C&J Energy Services Ltd.*	11,245	108,514
Cameron International Corp.*	6,055	305,535
CARBO Ceramics, Inc.	692	22,732
Core Laboratories N.V.	865	94,830
Diamond Offshore Drilling, Inc.	4,325	94,934
Dril-Quip, Inc.*	1,211	70,735
Ensco PLC, Class A	6,401	106,129
Exterran Holdings, Inc.	5,017	124,371
Fairmount Santrol Holdings, Inc.*	6,920	41,382
FMC Technologies, Inc.*	7,439	243,702
Forum Energy Technologies, Inc.*	2,422	37,008
Frank’s International N.V.	2,076	33,610
Geospace Technologies Corp.*	3,114	54,308
Gulfmark Offshore, Inc., Class A	6,055	57,038
Halliburton Co.	22,836	954,316
Helix Energy Solutions Group, Inc.*	173	1,448
Helmerich & Payne, Inc.	3,114	179,802
Hercules Offshore, Inc.*	42,385	3,815
Hornbeck Offshore Services, Inc.*	6,228	113,350
ION Geophysical Corp.*	30,275	23,914
Key Energy Services, Inc.*	49,478	45,030
Matrix Service Co.*	6,055	117,346
McDermott International, Inc.*	4,844	21,314
Nabors Industries Ltd.	13,148	152,648
National Oilwell Varco, Inc.	15,916	670,541
Natural Gas Services Group, Inc.*	692	13,923
Newpark Resources, Inc.*	6,055	43,778
Noble Corp. PLC	5,709	68,223
Oceaneering International, Inc.	519	20,770
Oil States International, Inc.*	346	10,418

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Paragon Offshore PLC	28,026	$20,879
Parker Drilling Co.*	36,849	93,597
Patterson-UTI Energy, Inc.	41,693	687,309
PHI, Inc. (Non-Voting)*	2,422	67,162
Pioneer Energy Services Corp.*	17,992	65,851
RPC, Inc.	4,844	59,581
Schlumberger Ltd.	32,178	2,664,982
SEACOR Holdings, Inc.*	346	21,857
Seventy Seven Energy, Inc.*	12,110	37,783
Superior Energy Services, Inc.	5,363	91,171
Tesco Corp.	865	8,304
TETRA Technologies, Inc.*	1,903	9,058
Tidewater, Inc.	6,574	128,390
U.S. Silica Holdings, Inc.	2,422	54,543
Unit Corp.*	8,131	160,425
Weatherford International PLC*	31,140	332,575

		9,595,994
Food & Staples Retailing - 1.8%
The Andersons, Inc.	6,055	225,851
Casey’s General Stores, Inc.	2,768	282,931
The Chefs’ Warehouse, Inc.*	173	2,976
Costco Wholesale Corp.	9,861	1,432,803
CVS Health Corp.	24,566	2,762,938
Ingles Markets, Inc., Class A	2,076	96,077
The Kroger Co.	23,874	936,816
PriceSmart, Inc.	692	67,062
Rite Aid Corp.*	43,077	383,816
SpartanNash Co.	7,612	245,183
Sprouts Farmers Market, Inc.*	2,076	50,904
SUPERVALU, Inc.*	42,039	387,600
Sysco Corp.	11,591	420,869
United Natural Foods, Inc.*	2,768	126,027
Walgreens Boots Alliance, Inc.	19,030	1,838,869
Wal-Mart Stores, Inc.	58,647	4,221,411
Weis Markets, Inc.	173	7,295
Whole Foods Market, Inc.	6,401	232,996

		13,722,424
Food Products - 1.5%
Archer-Daniels-Midland Co.	19,376	918,810
B&G Foods, Inc.	1,211	35,761
Boulder Brands, Inc.*	1,038	8,646
Bunge Ltd.	3,979	317,723
Calavo Growers, Inc.	1,211	66,012
Cal-Maine Foods, Inc.	8,131	440,375
Campbell Soup Co.	3,460	170,613
ConAgra Foods, Inc.	10,726	472,588
Darling Ingredients, Inc.*	39,963	513,524
Dean Foods Co.	4,325	76,985
Diamond Foods, Inc.*	2,422	78,255
Flowers Foods, Inc.	1,730	37,472

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Fresh Del Monte Produce, Inc.	8,996	$355,522
General Mills, Inc.	11,764	684,782
The Hain Celestial Group, Inc.*	4,671	317,535
The Hershey Co.	2,422	224,980
Hormel Foods Corp.	2,768	163,893
Ingredion, Inc.	1,384	122,069
J&J Snack Foods Corp.	1,211	143,334
The JM Smucker Co.	1,557	173,901
Kellogg Co.	4,844	320,527
Keurig Green Mountain, Inc.	2,768	207,711
The Kraft Heinz Co.	13,148	1,044,872
Lancaster Colony Corp.	1,211	112,877
Landec Corp.*	2,249	30,024
McCormick & Co., Inc. (Non-Voting)	2,422	198,628
Mead Johnson Nutrition Co.	3,979	351,704
Mondelez International, Inc., Class A	36,330	1,639,573
Omega Protein Corp.*	3,806	54,121
Pilgrim’s Pride Corp.	4,498	97,337
Pinnacle Foods, Inc.	4,498	202,185
Post Holdings, Inc.*	13,667	734,465
Sanderson Farms, Inc.	4,671	336,359
Snyder’s-Lance, Inc.	3,460	112,519
Tootsie Roll Industries, Inc.	1,557	50,556
TreeHouse Foods, Inc.*	1,903	155,970
Tyson Foods, Inc., Class A	8,650	383,627
The WhiteWave Foods Co.*	7,612	392,931

		11,748,766
Gas Utilities - 0.5%
AGL Resources, Inc.	4,844	232,900
Atmos Energy Corp.	1,211	66,968
Chesapeake Utilities Corp.	2,422	124,539
The Laclede Group, Inc.	6,574	355,719
National Fuel Gas Co.	2,422	130,958
New Jersey Resources Corp.	20,933	604,964
Northwest Natural Gas Co.	173	7,489
ONE Gas, Inc.	8,477	381,719
Piedmont Natural Gas Co., Inc.	4,844	184,120
Questar Corp.	1,384	30,642
South Jersey Industries, Inc.	14,359	348,062
Southwest Gas Corp.	8,823	497,088
UGI Corp.	3,287	120,107
WGL Holdings, Inc.	13,667	763,985

		3,849,260
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc.	1,211	60,623
Abbott Laboratories	32,178	1,631,103
ABIOMED, Inc.*	2,422	187,608
Accuray, Inc.*	2,249	14,349

	Shares		Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Alere, Inc.*	7,958		$386,838
Align Technology, Inc.*	3,460		216,942
Analogic Corp.	346		27,870
AngioDynamics, Inc.*	2,249		34,859
Anika Therapeutics, Inc.*	865		32,783
AtriCure, Inc.*	1,038		28,846
Baxter International, Inc.	9,342		374,427
Becton Dickinson and Co.	3,633		552,761
Boston Scientific Corp.*	25,431		440,974
C.R. Bard, Inc.	1,384		272,164
Cantel Medical Corp.	2,595		142,414
Cardiovascular Systems, Inc.*	1,211		36,136
Cerus Corp.*	2,595		14,091
CONMED Corp.	4,671		264,939
The Cooper Cos., Inc.	692		122,484
Cyberonics, Inc.*	1,211		74,355
Cynosure, Inc., Class A*	1,730		67,124
DENTSPLY International, Inc.	2,076		118,145
DexCom, Inc.*	5,017		424,689
Edwards Lifesciences Corp.*	2,422		368,532
Endologix, Inc.*	2,076		29,604
Globus Medical, Inc., Class A*	4,671		131,068
Greatbatch, Inc.*	3,979		216,975
Haemonetics Corp.*	2,595		103,826
Hill-Rom Holdings, Inc.	6,055		339,262
Hologic, Inc.*	6,401		266,666
ICU Medical, Inc.*	865		86,431
IDEXX Laboratories, Inc.*	2,076		150,987
Insulet Corp.*	2,076		70,356
Integra LifeSciences Holdings Corp.*	3,287		210,795
Intuitive Surgical, Inc.*	519		276,715
Invacare Corp.	2,768		47,194
Masimo Corp.*	3,806		158,634
Medtronic PLC	30,448		2,386,819
Merit Medical Systems, Inc.*	3,806		97,281
Natus Medical, Inc.*	2,422		109,378
Neogen Corp.*	2,249		130,869
NuVasive, Inc.*	3,460		190,335
NxStage Medical, Inc.*	3,460		49,409
OraSure Technologies, Inc.*	692		3,418
Orthofix International N.V.*	4,152		138,511
Quidel Corp.*	1,211		25,080
ResMed, Inc.	2,422		140,355
Rockwell Medical, Inc.*	6,228		85,946
SeaSpine Holdings Corp.*	—	#	5
Sirona Dental Systems, Inc.*	1,211		125,678
The Spectranetics Corp.*	2,941		50,291
St. Jude Medical, Inc.	5,017		370,355
STAAR Surgical Co.*	1,211		10,620

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
STERIS Corp.	5,017	$346,825
Stryker Corp.	5,709	583,859
SurModics, Inc.*	346	8,128
Teleflex, Inc.	2,076	278,163
Tornier N.V.*	2,595	64,590
Unilife Corp.*	865	1,522
Varian Medical Systems, Inc.*	1,730	148,901
Vascular Solutions, Inc.*	1,730	64,408
West Pharmaceutical Services, Inc.	5,017	300,368
Wright Medical Group, Inc.*	2,076	53,644
Zeltiq Aesthetics, Inc.*	173	5,943
Zimmer Biomet Holdings, Inc.	3,287	342,078

		14,096,348
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc.*	3,114	248,435
Aceto Corp.	3,806	89,175
Addus HomeCare Corp.*	346	9,390
Aetna, Inc.	8,650	977,190
Air Methods Corp.*	1,557	61,330
Almost Family, Inc.*	1,557	68,134
Amedisys, Inc.*	4,498	196,248
AmerisourceBergen Corp.	3,979	420,779
AMN Healthcare Services, Inc.*	5,536	162,924
Amsurg Corp.*	12,110	868,771
Anthem, Inc.	6,920	1,067,548
Bio-Reference Laboratories, Inc.*	2,076	92,112
BioScrip, Inc.*	16,089	40,383
BioTelemetry, Inc.*	173	2,116
Brookdale Senior Living, Inc.*	6,920	229,260
Capital Senior Living Corp.*	1,384	30,849
Cardinal Health, Inc.	7,093	602,763
Centene Corp.*	6,055	424,637
Chemed Corp.	2,249	333,887
Cigna Corp.	7,439	1,071,662
Community Health Systems, Inc.*	3,633	212,567
CorVel Corp.*	519	16,587
DaVita HealthCare Partners, Inc.*	3,460	273,444
The Ensign Group, Inc.	3,114	159,188
ExamWorks Group, Inc.*	3,633	127,446
Express Scripts Holding Co.*	23,009	2,072,421
Hanger, Inc.*	6,055	131,030
HCA Holdings, Inc.*	7,612	707,992
Health Net, Inc.*	16,089	1,075,711
HealthSouth Corp.	6,747	308,338
Healthways, Inc.*	3,806	48,184
Henry Schein, Inc.*	1,730	256,005
Humana, Inc.	2,941	535,527
IPC Healthcare, Inc.*	346	19,186
Kindred Healthcare, Inc.	23,528	485,383

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Laboratory Corp. of America
Holdings*	2,249	$286,275
LHC Group, Inc.*	1,903	76,672
LifePoint Health, Inc.*	11,245	931,761
Magellan Health, Inc.*	6,228	377,354
McKesson Corp.	4,844	1,068,441
MEDNAX, Inc.*	3,460	292,854
Molina Healthcare, Inc.*	3,114	234,889
Omnicare, Inc.	1,903	184,306
Owens & Minor, Inc.	7,958	279,803
Patterson Cos., Inc.	2,422	121,487
PharMerica Corp.*	5,882	200,988
The Providence Service Corp.*	2,076	97,697
Quest Diagnostics, Inc.	3,633	268,152
Select Medical Holdings Corp.	24,220	349,495
Team Health Holdings, Inc.*	2,595	174,929
Tenet Healthcare Corp.*	2,249	126,619
Triple-S Management Corp., Class B*	6,228	134,400
U.S. Physical Therapy, Inc.	1,038	54,869
UnitedHealth Group, Inc.	20,587	2,499,262
Universal American Corp.*	5,709	52,922
Universal Health Services, Inc., Class B	1,211	175,873
VCA, Inc.*	4,671	287,407
WellCare Health Plans, Inc.*	3,287	265,590

		21,968,647
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	7,785	112,571
athenahealth, Inc.*	1,038	145,279
Cerner Corp.*	7,439	533,525
HealthStream, Inc.*	519	14,563
IMS Health Holdings, Inc.*	1,384	45,880
MedAssets, Inc.*	3,460	80,618
Medidata Solutions, Inc.*	3,114	167,533
Omnicell, Inc.*	2,941	107,405
Vocera Communications, Inc.*	3,633	45,049

		1,252,423
Hotels, Restaurants & Leisure - 1.7%
Aramark	1,730	55,049
Belmond Ltd., Class A*	3,460	41,901
BJ’s Restaurants, Inc.*	1,730	89,199
Bloomin’ Brands, Inc.	173	4,029
Bob Evans Farms, Inc.	1,211	60,453
Boyd Gaming Corp.*	7,785	133,046
Brinker International, Inc.	5,190	310,881
Buffalo Wild Wings, Inc.*	1,384	270,683
Caesars Entertainment Corp.*	2,249	11,717
Carnival Corp.	9,342	497,835

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
The Cheesecake Factory, Inc.	2,768	$159,824
Chipotle Mexican Grill, Inc.*	519	385,217
Choice Hotels International, Inc.	2,595	131,463
Churchill Downs, Inc.	865	116,827
Cracker Barrel Old Country Store, Inc.	2,249	341,601
Darden Restaurants, Inc.	3,114	229,689
Denny’s Corp.*	10,034	118,000
Diamond Resorts International, Inc.*	2,595	81,327
DineEquity, Inc.	1,211	125,956
Domino’s Pizza, Inc.	2,595	295,415
Dunkin’ Brands Group, Inc.	2,076	111,876
Fiesta Restaurant Group, Inc.*	1,384	80,452
Hilton Worldwide Holdings, Inc.*	6,228	167,222
Hyatt Hotels Corp., Class A*	692	38,634
International Speedway Corp., Class A	1,384	47,430
Interval Leisure Group, Inc.	1,903	40,572
Isle of Capri Casinos, Inc.*	2,768	50,488
Jack in the Box, Inc.	3,287	312,265
Krispy Kreme Doughnuts, Inc.*	3,114	58,045
Las Vegas Sands Corp.	8,304	465,356
The Marcus Corp.	3,460	72,522
Marriott International, Inc., Class A	4,671	339,161
Marriott Vacations Worldwide Corp.	2,941	245,868
McDonald’s Corp.	21,798	2,176,748
MGM Resorts International*	8,650	169,713
Norwegian Cruise Line Holdings Ltd.*	2,422	151,181
Panera Bread Co., Class A*	346	70,625
Papa John’s International, Inc.	2,768	209,150
Penn National Gaming, Inc.*	5,363	102,326
Pinnacle Entertainment, Inc.*	4,152	159,852
Popeyes Louisiana Kitchen, Inc.*	1,557	94,479
Red Robin Gourmet Burgers, Inc.*	1,038	95,133
Royal Caribbean Cruises Ltd.	3,806	341,969
Ruby Tuesday, Inc.*	4,325	31,745
Ruth’s Hospitality Group, Inc.	2,422	42,458
Scientific Games Corp., Class A*	12,629	190,698
Six Flags Entertainment Corp.	2,595	121,031
Sonic Corp.	4,325	128,539
Starbucks Corp.	31,486	1,823,984
Starwood Hotels & Resorts Worldwide, Inc.	3,114	247,438
Texas Roadhouse, Inc.	4,325	170,362
Vail Resorts, Inc.	2,422	265,669
The Wendy’s Co.	15,916	163,298
Wyndham Worldwide Corp.	2,422	199,863

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Wynn Resorts Ltd.	1,903	$196,447
Yum! Brands, Inc.	8,131	713,576

		13,356,287
Household Durables - 1.0%
Beazer Homes USA, Inc.*	4,671	89,590
Cavco Industries, Inc.*	519	37,928
Dr. Horton, Inc.	8,996	267,091
Ethan Allen Interiors, Inc.	519	15,669
Garmin Ltd.	2,768	116,007
GoPro, Inc., Class A*	519	32,230
Harman International Industries, Inc.	1,038	111,751
Helen of Troy Ltd.*	7,093	622,624
Hovnanian Enterprises, Inc., Class A*	1,384	2,796
iRobot Corp.*	1,211	37,287
Jarden Corp.*	3,114	171,270
KB Home	18,338	293,041
La-Z-Boy, Inc.	3,806	96,672
Leggett & Platt, Inc.	2,076	99,254
Lennar Corp., Class A	3,979	211,046
LGI Homes, Inc.*	4,152	81,130
Libbey, Inc.	5,536	205,995
M/I Homes, Inc.*	6,228	156,198
MDC Holdings, Inc.	9,515	284,118
Meritage Homes Corp.*	9,688	436,929
Mohawk Industries, Inc.*	1,730	348,751
NACCO Industries, Inc., Class A	519	26,350
Newell Rubbermaid, Inc.	5,536	239,598
NVR, Inc.*	173	257,777
PulteGroup, Inc.	9,515	197,151
The Ryland Group, Inc.	12,283	558,508
Skullcandy, Inc.*	3,114	22,763
Standard Pacific Corp.*	36,503	328,162
Taylor Morrison Home Corp., Class A*	7,612	146,531
Tempur Sealy International, Inc.*	3,979	300,613
Toll Brothers, Inc.*	5,709	222,194
TRI Pointe Group, Inc.*	32,005	473,674
Tupperware Brands Corp.	13,148	768,764
Universal Electronics, Inc.*	2,422	125,556
WCI Communities, Inc.*	3,114	78,597
Whirlpool Corp.	2,076	368,967
William Lyon Homes, Class A*	3,287	78,428
ZAGG, Inc.*	6,920	53,768

		7,964,778
Household Products - 1.1%
Central Garden & Pet Co., Class A*	8,304	83,704
Church & Dwight Co., Inc.	2,941	253,897
The Clorox Co.	2,768	309,850

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Products - (continued)
Colgate-Palmolive Co.	20,068	$1,365,025
HRG Group, Inc.*	19,895	283,504
Kimberly-Clark Corp.	7,958	914,931
The Procter & Gamble Co.	66,432	5,095,334
Spectrum Brands Holdings, Inc.	1,903	201,623
WD-40 Co.	1,211	108,542

		8,616,410
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	19,203	245,799
Calpine Corp.*	9,861	180,456
Dynegy, Inc.*	8,823	229,839
NRG Energy, Inc.	11,418	256,334
NRG Yield, Inc., Class A	9,342	184,131
NRG Yield, Inc., Class C	1,211	23,360
Ormat Technologies, Inc.	2,595	105,565

		1,225,484
Industrial Conglomerates - 1.7%
3M Co.	13,667	2,068,364
Carlisle Cos., Inc.	1,384	140,144
Danaher Corp.	12,283	1,124,631
General Electric Co.	352,228	9,193,151
Roper Technologies, Inc.	2,249	376,190

		12,902,480
Insurance - 4.8%
ACE Ltd.	14,186	1,543,011
Aflac, Inc.	19,722	1,263,194
Alleghany Corp.*	346	168,201
Allied World Assurance Co. Holdings AG	2,249	95,043
The Allstate Corp.	14,705	1,013,910
Ambac Financial Group, Inc.*	15,743	252,518
American Equity Investment Life Holding Co.	14,359	424,165
American Financial Group, Inc.	1,211	83,498
American International Group, Inc.	49,651	3,183,622
American National Insurance Co.	2,595	277,535
AMERISAFE, Inc.	1,557	77,928
AmTrust Financial Services, Inc.	7,439	517,085
Aon PLC	6,401	645,029
Arch Capital Group Ltd.*	4,325	308,632
Argo Group International Holdings Ltd.	8,131	458,426
Arthur J Gallagher & Co.	1,730	82,054
Aspen Insurance Holdings Ltd.	16,954	815,318
Assurant, Inc.	2,249	167,775
Assured Guaranty Ltd.	7,612	186,190
Axis Capital Holdings Ltd.	3,287	189,200
Brown & Brown, Inc.	3,287	109,950
The Chubb Corp.	8,823	1,096,964

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Cincinnati Financial Corp.	4,325	$238,783
CNA Financial Corp.	3,633	143,939
CNO Financial Group, Inc.	44,634	796,271
Employers Holdings, Inc.	2,249	53,976
Endurance Specialty Holdings Ltd.	11,245	781,415
Enstar Group Ltd.*	3,114	498,209
Erie Indemnity Co., Class A	173	14,932
Everest Re Group Ltd.	1,384	253,438
FBL Financial Group, Inc., Class A	2,595	147,941
Federated National Holding Co.	519	12,243
Fidelity & Guaranty Life	4,844	126,089
First American Financial Corp.	25,777	1,046,031
FNF Group	4,152	162,302
Genworth Financial, Inc., Class A*	26,469	185,548
Greenlight Capital Re Ltd., Class A*	5,017	139,573
The Hanover Insurance Group, Inc.	10,726	867,197
The Hartford Financial Services Group, Inc.	11,072	526,474
HCC Insurance Holdings, Inc.	1,903	146,835
HCI Group, Inc.	1,730	77,642
Horace Mann Educators Corp.	9,688	341,405
Infinity Property & Casualty Corp.	2,249	174,320
Kemper Corp.	14,186	549,282
Lincoln National Corp.	7,785	438,451
Loews Corp.	19,376	738,419
Maiden Holdings Ltd.	11,245	185,992
Markel Corp.*	346	307,853
Marsh & McLennan Cos., Inc.	11,418	661,559
MBIA, Inc.*	40,828	242,927
Mercury General Corp.	7,266	410,166
MetLife, Inc.	42,039	2,343,254
Montpelier Re Holdings Ltd.	12,283	523,870
National Western Life Insurance Co., Class A	519	125,074
The Navigators Group, Inc.*	2,595	202,877
Old Republic International Corp.	15,051	251,803
OneBeacon Insurance Group Ltd., Class A	2,941	42,644
PartnerRe Ltd.	2,249	305,774
The Phoenix Cos., Inc.*	1,557	21,487
Primerica, Inc.	9,861	446,013
Principal Financial Group, Inc.	8,131	451,352
ProAssurance Corp.	7,439	359,229
The Progressive Corp.	15,397	469,608
Prudential Financial, Inc.	16,089	1,421,624
Reinsurance Group of America, Inc.	1,038	100,188
RenaissanceRe Holdings Ltd.	1,557	167,066
RLI Corp.	2,768	152,877
Safety Insurance Group, Inc.	2,076	120,387

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Selective Insurance Group, Inc.	10,726	$330,468
StanCorp Financial Group, Inc.	11,418	1,301,880
Stewart Information Services Corp.	2,768	113,820
Symetra Financial Corp.	26,123	654,120
Third Point Reinsurance Ltd.*	6,228	92,548
Torchmark Corp.	3,806	234,488
The Travelers Cos., Inc.	13,321	1,413,625
United Fire Group, Inc.	4,152	143,493
Universal Insurance Holdings, Inc.	5,709	156,541
Unum Group	5,363	192,210
Validus Holdings Ltd.	25,950	1,202,782
W.R. Berkley Corp.	2,422	134,954
White Mountains Insurance Group Ltd.	173	122,138
Willis Group Holdings PLC	4,498	209,112
XL Group PLC	6,401	243,366

		37,279,132
Internet & Catalog Retail - 1.2%
Amazon.com, Inc.*	8,650	4,637,698
EVINE Live, Inc.*	2,768	6,062
Expedia, Inc.	2,076	252,109
FTD Cos., Inc.*	1,211	35,276
Groupon, Inc.*	1,211	5,837
HomeAway, Inc.*	1,038	31,182
HSN, Inc.	1,384	101,738
Lands’ End, Inc.*	3,287	77,507
Liberty Interactive Corp. QVC Group*	10,553	306,565
Liberty TripAdvisor Holdings, Inc., Class A*	16,954	496,583
Netflix, Inc.*	9,688	1,107,435
Nutrisystem, Inc.	3,114	93,576
Orbitz Worldwide, Inc.*	2,595	29,272
Overstock.com, Inc.*	1,903	40,267
PetMed Express, Inc.	692	11,660
The Priceline Group, Inc.*	1,211	1,505,963
Shutterfly, Inc.*	1,384	59,858
TripAdvisor, Inc.*	2,249	178,526
Wayfair, Inc., Class A*	1,903	71,001

		9,048,115
Internet Software & Services - 2.4%
Akamai Technologies, Inc.*	3,114	238,875
Bankrate, Inc.*	14,186	129,376
Benefitfocus, Inc.*	346	12,885
Blucora, Inc.*	12,110	171,599
Carbonite, Inc.*	692	8,262
Cimpress N.V.*	2,422	156,292
comScore, Inc.*	2,249	131,567
Constant Contact, Inc.*	1,730	44,703
Cornerstone OnDemand, Inc.*	1,557	56,145

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
CoStar Group, Inc.*	1,384	$278,585
Dealertrack Technologies, Inc.*	2,422	150,334
Demandware, Inc.*	1,557	117,647
DHI Group, Inc.*	4,325	34,470
EarthLink Holdings Corp.	32,351	237,456
eBay, Inc.*	23,009	647,013
Endurance International Group Holdings, Inc.*	1,384	27,971
Envestnet, Inc.*	1,557	70,517
Facebook, Inc., Class A*	45,845	4,309,888
Gogo, Inc.*	1,384	25,230
Google, Inc., Class A*	4,325	2,843,688
Google, Inc., Class C*	8,996	5,627,988
IAC/InterActiveCorp	1,038	80,196
Internap Corp.*	2,941	27,087
Intralinks Holdings, Inc.*	4,844	55,028
j2 Global, Inc.	4,671	328,838
LendingClub Corp.*	173	2,510
LinkedIn Corp., Class A*	1,730	351,640
Liquidity Services, Inc.*	3,979	35,731
LogMeIn, Inc.*	1,557	114,564
MercadoLibre, Inc.	346	45,219
Millennial Media, Inc.*	19,030	32,732
Monster Worldwide, Inc.*	17,646	124,404
NIC, Inc.	1,903	34,330
Pandora Media, Inc.*	4,844	84,867
Rackspace Hosting, Inc.*	519	17,662
Rocket Fuel, Inc.*	2,422	18,456
Shutterstock, Inc.*	173	9,243
SPS Commerce, Inc.*	692	49,928
Stamps.com, Inc.*	1,038	71,207
Twitter, Inc.*	12,110	375,531
VeriSign, Inc.*	2,422	171,817
Web.com Group, Inc.*	8,823	219,604
WebMD Health Corp.*	3,287	143,247
XO Group, Inc.*	1,903	28,221
Xoom Corp.*	692	17,196
Yahoo!, Inc.*	19,376	710,518
Yelp, Inc.*	1,211	31,970
Zillow Group, Inc., Class A*	1,211	98,697

		18,600,934
IT Services - 3.1%
Accenture PLC, Class A	12,629	1,302,176
Acxiom Corp.*	2,076	37,181
Alliance Data Systems Corp.*	1,038	285,492
Automatic Data Processing, Inc.	11,072	883,213
Blackhawk Network Holdings, Inc.*	2,941	135,080
Booz Allen Hamilton Holding Corp.	8,996	249,459
Broadridge Financial Solutions, Inc.	2,422	131,442

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
CACI International, Inc., Class A*	4,844	$397,838
Cardtronics, Inc.*	6,574	243,698
Cass Information Systems, Inc.	346	18,200
Cognizant Technology Solutions Corp., Class A*	12,629	796,890
Computer Sciences Corp.	3,287	215,068
Convergys Corp.	25,950	651,604
CoreLogic, Inc.*	6,228	245,632
CSG Systems International, Inc.	6,228	193,691
DST Systems, Inc.	2,076	226,595
EPAM Systems, Inc.*	1,730	128,210
Euronet Worldwide, Inc.*	3,460	237,010
EVERTEC, Inc.	11,418	214,887
ExlService Holdings, Inc.*	1,038	40,243
Fidelity National Information Services, Inc.	5,882	384,859
Fiserv, Inc.*	5,882	510,911
FleetCor Technologies, Inc.*	1,557	241,055
Forrester Research, Inc.	346	10,823
Gartner, Inc.*	1,730	153,226
Genpact Ltd.*	5,709	126,797
Global Cash Access Holdings, Inc.*	17,473	88,239
Global Payments, Inc.	1,211	135,741
Heartland Payment Systems, Inc.	2,249	140,113
International Business Machines Corp.	33,735	5,464,733
Jack Henry & Associates, Inc.	1,557	108,772
Leidos Holdings, Inc.	13,148	536,438
Lionbridge Technologies, Inc.*	9,515	55,948
ManTech International Corp., Class A	3,806	113,457
MasterCard, Inc., Class A	20,587	2,005,174
MAXIMUS, Inc.	5,190	354,010
MoneyGram International, Inc.*	8,304	84,701
Net 1 UEPS Technologies, Inc.*	11,418	221,738
NeuStar, Inc., Class A*	12,629	389,857
Paychex, Inc.	7,785	361,224
Perficient, Inc.*	6,228	101,080
Science Applications International Corp.	3,806	204,306
ServiceSource International, Inc.*	10,899	57,765
Sykes Enterprises, Inc.*	8,823	215,105
Syntel, Inc.*	2,076	90,700
TeleTech Holdings, Inc.	3,806	103,257
Teradata Corp.*	173	6,420
Total System Services, Inc.	4,325	199,901
Unisys Corp.*	1,384	21,964
Vantiv, Inc., Class A*	2,595	114,180
VeriFone Systems, Inc.*	6,401	205,984
Virtusa Corp.*	1,557	74,643

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Visa, Inc., Class A	41,693	$3,141,151
The Western Union Co.	15,224	308,134
WEX, Inc.*	1,384	141,223
Xerox Corp.	39,444	434,673

		23,541,911
Leisure Products - 0.2%
Arctic Cat, Inc.	173	4,950
Black Diamond, Inc.*	3,806	36,138
Brunswick Corp.	4,671	247,983
Callaway Golf Co.	4,844	44,371
Hasbro, Inc.	2,595	204,330
LeapFrog Enterprises, Inc.*	23,874	22,413
Mattel, Inc.	7,785	180,690
Nautilus, Inc.*	346	7,311
Polaris Industries, Inc.	1,038	142,268
Smith & Wesson Holding Corp.*	9,861	159,945
Sturm Ruger & Co., Inc.	2,941	176,519
Vista Outdoor, Inc.*	12,975	612,031

		1,838,949
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc.*	1,557	43,409
Affymetrix, Inc.*	6,920	75,843
Agilent Technologies, Inc.	5,017	205,446
Bio-Rad Laboratories, Inc.,
Class A*	173	26,078
Bio-Techne Corp.	2,422	264,918
Bruker Corp.*	4,325	91,041
Cambrex Corp.*	3,460	170,405
Charles River Laboratories International, Inc.*	4,152	322,278
Fluidigm Corp.*	1,211	24,256
Furiex Pharmaceuticals, Inc.*^	652	—
Illumina, Inc.*	2,595	569,084
Mettler-Toledo International, Inc.*	692	233,619
NeoGenomics, Inc.*	3,633	22,198
PAREXEL International Corp.*	3,460	238,602
PerkinElmer, Inc.	1,730	91,552
Quintiles Transnational Holdings, Inc.*	1,038	79,635
Sequenom, Inc.*	8,996	25,369
Thermo Fisher Scientific, Inc.	7,785	1,086,241
VWR Corp.*	3,806	101,963
Waters Corp.*	1,384	184,750

		3,856,687
Machinery - 2.3%
Actuant Corp., Class A	16,089	371,012
AGCO Corp.	2,595	142,751
Alamo Group, Inc.	692	36,358
Albany International Corp., Class A	3,114	115,903
Allison Transmission Holdings, Inc.	865	25,241

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Altra Industrial Motion Corp.	1,211	$30,759
American Railcar Industries, Inc.	2,422	96,759
Astec Industries, Inc.	1,384	54,405
Barnes Group, Inc.	6,574	255,926
Blount International, Inc.*	692	5,785
Briggs & Stratton Corp.	3,806	70,335
Caterpillar, Inc.	23,009	1,809,198
Chart Industries, Inc.*	346	9,446
CIRCOR International, Inc.	1,903	91,021
CLARCOR, Inc.	3,460	208,188
Colfax Corp.*	3,460	131,964
Columbus McKinnon Corp.	1,903	44,644
Crane Co.	11,937	635,048
Cummins, Inc.	6,055	784,304
Deere & Co.	12,110	1,145,243
Donaldson Co., Inc.	865	29,064
Douglas Dynamics, Inc.	1,730	35,500
Dover Corp.	4,325	277,103
EnPro Industries, Inc.	1,211	61,374
ESCO Technologies, Inc.	519	19,758
Federal Signal Corp.	4,844	72,466
Flowserve Corp.	3,633	170,715
FreightCar America, Inc.	865	16,660
Global Brass & Copper Holdings, Inc.	4,844	81,621
The Gorman-Rupp Co.	1,211	31,050
Graco, Inc.	692	49,471
Graham Corp.	173	3,266
The Greenbrier Cos., Inc.	5,709	261,187
Harsco Corp.	1,038	14,262
Hillenbrand, Inc.	13,840	392,502
Hyster-Yale Materials Handling, Inc.	1,038	70,242
IDEX Corp.	1,211	92,072
Illinois Tool Works, Inc.	7,958	712,002
Ingersoll-Rand PLC	6,055	371,777
ITT Corp.	5,536	210,368
John Bean Technologies Corp.	4,325	157,646
Joy Global, Inc.	4,498	118,792
Kadant, Inc.	2,595	118,306
Kennametal, Inc.	19,895	630,473
L.B. Foster Co., Class A	2,249	66,008
Lincoln Electric Holdings, Inc.	1,557	94,276
Lindsay Corp.	346	29,019
Lydall, Inc.*	3,287	97,657
The Manitowoc Co., Inc.	6,228	110,049
Meritor, Inc.*	24,566	345,889
The Middleby Corp.*	2,595	318,407
Mueller Industries, Inc.	4,844	156,800

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Mueller Water Products, Inc., Class A	10,553	$94,238
Navistar International Corp.*	2,076	36,413
NN, Inc.	3,114	71,093
Nordson Corp.	692	51,284
Oshkosh Corp.	3,806	139,071
PACCAR, Inc.	7,612	493,562
Pall Corp.	2,076	262,510
Parker-Hannifin Corp.	4,498	507,150
Pentair PLC	6,055	368,205
Proto Labs, Inc.*	519	39,117
RBC Bearings, Inc.*	1,384	93,766
Rexnord Corp.*	3,114	66,017
Snap-on, Inc.	1,211	199,573
SPX Corp.	519	33,948
Standex International Corp.	1,557	116,526
Stanley Black & Decker, Inc.	3,979	419,745
Sun Hydraulics Corp.	1,384	49,021
Tennant Co.	1,211	72,430
Terex Corp.	21,971	486,877
The Timken Co.	17,127	571,699
Titan International, Inc.	13,148	122,802
The Toro Co.	4,325	295,527
TriMas Corp.*	8,131	191,079
Trinity Industries, Inc.	7,266	212,603
Valmont Industries, Inc.	692	76,971
Wabash National Corp.*	14,013	192,539
WABCO Holdings, Inc.*	1,211	149,522
Wabtec Corp.	2,076	210,071
Watts Water Technologies, Inc., Class A	1,730	95,946
Woodward, Inc.	4,498	222,021
Xylem, Inc.	2,595	89,605

		17,311,003
Marine - 0.0%†
Eagle Bulk Shipping, Inc.*	12,110	104,630
Kirby Corp.*	1,730	125,269
Matson, Inc.	3,287	136,148

		366,047
Media - 2.5%
AMC Entertainment Holdings, Inc., Class A	3,114	100,427
AMC Networks, Inc., Class A*	1,384	116,560
Cablevision Systems Corp., Class A	4,498	126,934
Carmike Cinemas, Inc.*	2,941	73,672
CBS Corp. (Non-Voting), Class B	9,515	508,767
Charter Communications, Inc., Class A*	1,557	289,384
Cinemark Holdings, Inc.	4,152	163,838

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Clear Channel Outdoor Holdings, Inc., Class A	6,920	$66,847
Comcast Corp., Class A	56,571	3,530,596
CTC Media, Inc.	21,798	40,980
Cumulus Media, Inc., Class A*	9,515	15,700
Discovery Communications, Inc., Class A*	6,747	222,786
Discovery Communications, Inc., Class C*	1,730	52,419
DISH Network Corp., Class A*	4,325	279,438
DreamWorks Animation SKG, Inc., Class A*	3,979	95,934
The E.W. Scripps Co., Class A	6,055	133,028
Entravision Communications Corp., Class A	11,937	91,557
Global Eagle Entertainment, Inc.*	4,152	51,568
Gray Television, Inc.*	6,401	108,113
Harte-Hanks, Inc.	865	4,057
The Interpublic Group of Cos., Inc.	7,612	162,136
John Wiley & Sons, Inc., Class A	4,844	256,780
Liberty Media Corp.*	6,228	234,986
Lions Gate Entertainment Corp.	3,806	149,119
Live Nation Entertainment, Inc.*	8,477	222,267
Loral Space & Communications, Inc.*	519	32,879
The Madison Square Garden Co., Class A*	2,076	173,138
Media General, Inc.*	3,806	60,401
Meredith Corp.	6,574	315,026
Morningstar, Inc.	173	14,738
National CineMedia, Inc.	692	10,726
The New York Times Co., Class A	10,899	144,085
News Corp., Class A*	173	2,548
Nexstar Broadcasting Group, Inc., Class A	1,903	109,156
Omnicom Group, Inc.	3,633	265,500
Regal Entertainment Group, Class A	10,034	206,700
Rentrak Corp.*	692	47,381
Scholastic Corp.	3,287	141,637
Scripps Networks Interactive, Inc., Class A	865	54,132
SFX Entertainment, Inc.*	7,958	25,306
Sinclair Broadcast Group, Inc., Class A	5,882	170,696
Sirius XM Holdings, Inc.*	46,364	183,601
Starz, Class A*	6,574	265,918
TEGNA, Inc.	3,114	90,711
Time Warner Cable, Inc.	5,709	1,084,767
Time Warner, Inc.	18,338	1,614,478

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Time, Inc.	22,144	$494,254
Tribune Media Co., Class A	2,422	122,287
Twenty-First Century Fox, Inc., Class A	41,520	1,432,025
Viacom, Inc., Class B	12,802	729,714
The Walt Disney Co.	34,254	4,110,480
World Wrestling Entertainment, Inc., Class A	2,941	57,555

		19,057,732
Metals & Mining - 0.5%
AK Steel Holding Corp.*	25,950	76,553
Alcoa, Inc.	54,031	533,287
Allegheny Technologies, Inc.	4,152	88,521
Carpenter Technology Corp.	1,903	71,439
Century Aluminum Co.*	13,840	128,989
Cliffs Natural Resources, Inc.	38,060	95,911
Coeur Mining, Inc.*	11,072	39,084
Commercial Metals Co.	28,372	437,213
Compass Minerals International, Inc.	2,595	207,600
Freeport-McMoRan, Inc.	23,009	270,356
Globe Specialty Metals, Inc.	4,498	69,449
Hecla Mining Co.	14,359	30,154
Horsehead Holding Corp.*	2,422	20,054
Kaiser Aluminum Corp.	2,422	204,538
Materion Corp.	2,595	79,407
McEwen Mining, Inc.	13,840	10,103
Newmont Mining Corp.	12,802	219,810
Nucor Corp.	6,401	282,540
Reliance Steel & Aluminum Co.	2,595	157,257
Royal Gold, Inc.	1,730	87,227
Schnitzer Steel Industries, Inc., Class A	6,574	103,278
Southern Copper Corp.	9,861	274,727
Steel Dynamics, Inc.	6,747	135,142
Stillwater Mining Co.*	8,650	82,348
SunCoke Energy, Inc.	3,287	40,397
TimkenSteel Corp.	1,384	25,784
United States Steel Corp.	6,401	124,627
Worthington Industries, Inc.	11,072	299,608

		4,195,403
Multiline Retail - 0.7%
Big Lots, Inc.	10,553	455,679
The Bon-Ton Stores, Inc.	6,920	30,240
Burlington Stores, Inc.*	4,671	257,092
Dillard’s, Inc., Class A	519	52,876
Dollar General Corp.	6,747	542,256
Dollar Tree, Inc.*	5,966	465,494
Fred’s, Inc., Class A	3,460	62,418
J.C. Penney Co., Inc.*	78,023	642,910

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Kohl’s Corp.	5,882	$360,684
Macy’s, Inc.	9,688	669,053
Nordstrom, Inc.	3,114	237,629
Sears Holdings Corp.*	2,076	44,738
Target Corp.	17,300	1,416,005
Tuesday Morning Corp.*	4,844	45,437

		5,282,511
Multi-Utilities - 1.2%
Alliant Energy Corp.	1,384	85,130
Ameren Corp.	10,034	412,197
Avista Corp.	12,975	428,434
Black Hills Corp.	12,110	504,503
CenterPoint Energy, Inc.	24,047	465,069
CMS Energy Corp.	2,941	100,759
Consolidated Edison, Inc.	10,726	682,066
Dominion Resources, Inc.	17,300	1,240,410
DTE Energy Co.	6,920	556,783
MDU Resources Group, Inc.	12,110	236,266
NiSource, Inc.	5,363	93,638
NorthWestern Corp.	7,266	391,201
PG&E Corp.	16,608	872,086
Public Service Enterprise Group, Inc.	19,030	792,980
SCANA Corp.	3,460	189,608
Sempra Energy	6,055	616,278
TECO Energy, Inc.	3,806	84,189
Vectren Corp.	19,376	815,730
WEC Energy Group, Inc.	6,185	303,065

		8,870,392
Oil, Gas & Consumable Fuels - 5.4%
Abraxas Petroleum Corp.*	6,401	12,034
Alon USA Energy, Inc.	5,709	106,245
Anadarko Petroleum Corp.	12,283	913,241
Antero Resources Corp.*	2,076	57,111
Apache Corp.	16,954	777,510
Approach Resources, Inc.*	11,764	45,762
Arch Coal, Inc.*	107,779	19,411
Bill Barrett Corp.*	6,401	36,358
Bonanza Creek Energy, Inc.*	9,515	74,312
Cabot Oil & Gas Corp.	5,709	149,347
California Resources Corp.	9,861	41,712
Callon Petroleum Co.*	19,030	124,456
Carrizo Oil & Gas, Inc.*	3,806	145,123
Cheniere Energy, Inc.*	4,844	334,091
Chesapeake Energy Corp.	25,604	221,731
Chevron Corp.	70,065	6,199,351
Cimarex Energy Co.	1,730	180,128
Clayton Williams Energy, Inc.*	865	34,842
Clean Energy Fuels Corp.*	11,418	65,768
Cloud Peak Energy, Inc.*	25,258	80,320

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Cobalt International Energy, Inc.*	8,996	$69,359
Comstock Resources, Inc.	15,224	19,182
Concho Resources, Inc.*	2,595	276,523
ConocoPhillips Co.	23,528	1,184,400
CONSOL Energy, Inc.	6,401	105,745
Contango Oil & Gas Co.*	5,709	52,409
Continental Resources, Inc.*	2,768	92,479
CVR Energy, Inc.	1,903	72,752
Delek U.S. Holdings, Inc.	11,937	425,793
Denbury Resources, Inc.	8,996	35,444
Devon Energy Corp.	7,958	393,284
Diamondback Energy, Inc.*	2,595	174,644
Eclipse Resources Corp.*	14,878	57,280
Energen Corp.	1,730	95,496
Energy XXI Ltd.	27,507	48,687
EOG Resources, Inc.	12,802	988,186
EP Energy Corp., Class A*	10,553	88,329
EQT Corp.	3,114	239,311
EXCO Resources, Inc.	52,765	30,561
Exxon Mobil Corp.	149,818	11,867,084
Gastar Exploration, Inc.*	21,625	36,763
Goodrich Petroleum Corp.*	16,781	15,039
Gran Tierra Energy, Inc.*	48,440	106,568
Green Plains, Inc.	9,861	221,379
Gulfport Energy Corp.*	1,730	56,675
Halcon Resources Corp.*	115,045	126,550
Hess Corp.	9,169	541,063
HollyFrontier Corp.	5,536	267,167
Kinder Morgan, Inc.	36,330	1,258,471
Laredo Petroleum, Inc.*	6,920	59,304
Marathon Oil Corp.	27,853	585,192
Marathon Petroleum Corp.	16,954	926,875
Matador Resources Co.*	4,325	95,280
Memorial Resource Development Corp.*	1,384	21,175
Murphy Oil Corp.	7,612	249,597
Newfield Exploration Co.*	4,671	153,162
Noble Energy, Inc.	20,126	709,030
Northern Oil and Gas, Inc.*	9,169	43,644
Oasis Petroleum, Inc.*	36,503	351,524
Occidental Petroleum Corp.	16,435	1,153,737
ONEOK, Inc.	5,536	209,205
Pacific Ethanol, Inc.*	5,882	43,409
Panhandle Oil and Gas, Inc., Class A	865	15,414
Par Petroleum Corp.*	5,536	99,703
Parsley Energy, Inc., Class A*	1,038	15,009
PBF Energy, Inc., Class A	19,549	617,162
PDC Energy, Inc.*	1,557	73,101
Peabody Energy Corp.	11,072	13,286

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Penn Virginia Corp.*	8,996	$12,055
PetroQuest Energy, Inc.*	14,532	20,199
Phillips 66	18,511	1,471,625
Pioneer Natural Resources Co.	3,633	460,555
QEP Resources, Inc.	9,169	127,266
Range Resources Corp.	3,979	156,534
Renewable Energy Group, Inc.*	9,861	100,582
REX American Resources Corp.*	1,038	53,602
Rex Energy Corp.*	6,401	14,338
Rice Energy, Inc.*	1,384	24,981
RSP Permian, Inc.*	1,557	38,614
Sanchez Energy Corp.*	14,186	103,983
SandRidge Energy, Inc.*	24,220	12,522
SemGroup Corp., Class A	2,941	209,076
SM Energy Co.	2,249	83,370
Solazyme, Inc.*	8,131	19,027
Southwestern Energy Co.*	11,072	205,939
Spectra Energy Corp.	16,781	507,793
Stone Energy Corp.*	16,435	95,159
Swift Energy Co.*	16,781	12,270
Synergy Resources Corp.*	1,211	11,783
Targa Resources Corp.	1,730	153,019
Tesoro Corp.	2,422	235,757
Triangle Petroleum Corp.*	12,283	45,570
Ultra Petroleum Corp.*	3,979	30,957
Valero Energy Corp.	16,781	1,100,834
W&T Offshore, Inc.	9,342	35,219
Western Refining, Inc.	4,498	198,632
Whiting Petroleum Corp.*	6,920	141,791
The Williams Cos., Inc.	15,570	817,114
World Fuel Services Corp.	6,920	281,298
WPX Energy, Inc.*	52,938	460,561

		41,242,310
Paper & Forest Products - 0.5%
Boise Cascade Co.*	7,785	258,306
Clearwater Paper Corp.*	3,114	183,259
Domtar Corp.	16,781	682,316
International Paper Co.	12,629	604,550
KapStone Paper and Packaging Corp.	20,760	485,784
Louisiana-Pacific Corp.*	33,562	494,704
Mercer International, Inc.*	4,671	56,472
Neenah Paper, Inc.	2,941	178,166
PH Glatfelter Co.	5,363	109,459
Resolute Forest Products, Inc.*	29,064	287,152
Schweitzer-Mauduit International, Inc.	4,152	164,834

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - (continued)
Wausau Paper Corp.	1,038	$9,176

		3,514,178
Personal Products - 0.3%
Avon Products, Inc.	112,450	637,591
Coty, Inc., Class A*	2,768	73,989
Edgewell Personal Care Co.	1,211	115,905
The Estee Lauder Cos., Inc., Class A	4,498	400,817
Herbalife Ltd.*	1,903	96,082
Inter Parfums, Inc.	1,903	57,832
Medifast, Inc.*	1,038	32,043
Nu Skin Enterprises, Inc., Class A	16,262	644,788
Revlon, Inc., Class A*	2,076	74,674
USANA Health Sciences, Inc.*	692	86,258

		2,219,979
Pharmaceuticals - 3.8%
AbbVie, Inc.	37,541	2,628,245
Akorn, Inc.*	2,249	103,701
Allergan PLC*	8,304	2,749,870
BioDelivery Sciences International, Inc.*	5,536	45,118
Bristol-Myers Squibb Co.	35,465	2,327,923
Catalent, Inc.*	19,376	660,334
Depomed, Inc.*	4,671	147,136
Eli Lilly & Co.	20,933	1,769,048
Endo International PLC*	3,115	272,687
Horizon Pharma PLC*	519	19,125
Hospira, Inc.*	3,114	278,547
Impax Laboratories, Inc.*	4,325	209,589
Jazz Pharmaceuticals PLC*	1,211	232,803
Johnson & Johnson	65,048	6,518,460
Lannett Co., Inc.*	1,730	103,108
Mallinckrodt PLC*	4,152	514,682
The Medicines Co.*	2,768	86,888
Merck & Co., Inc.	65,048	3,835,230
Mylan N.V.*	8,477	474,627
Nektar Therapeutics*	5,190	65,446
Omeros Corp.*	3,287	52,921
Pacira Pharmaceuticals, Inc.*	2,249	149,379
Perrigo Co. PLC	2,941	565,260
Pfizer, Inc.	137,016	4,940,797
POZEN, Inc.*	1,557	18,061
Prestige Brands Holdings, Inc.*	3,460	164,765
Sagent Pharmaceuticals, Inc.*	865	21,262
SciClone Pharmaceuticals, Inc.*	3,979	36,249
Supernus Pharmaceuticals, Inc.*	346	7,339
TherapeuticsMD, Inc.*	2,076	16,172
Theravance, Inc.	2,249	34,455
XenoPort, Inc.*	1,038	7,577

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Zoetis, Inc.	9,861	$482,992

		29,539,796
Professional Services - 0.6%
The Advisory Board Co.*	865	51,814
CBIZ, Inc.*	8,131	79,684
CEB, Inc.	2,249	172,094
The Dun & Bradstreet Corp.	692	86,341
Equifax, Inc.	2,422	247,359
Exponent, Inc.	2,076	92,361
FTI Consulting, Inc.*	10,726	438,908
GP Strategies Corp.*	1,384	39,707
Heidrick & Struggles International, Inc.	1,384	30,268
Huron Consulting Group, Inc.*	4,844	370,421
ICF International, Inc.*	3,460	126,844
IHS, Inc., Class A*	1,211	151,411
Insperity, Inc.	1,730	86,984
Kelly Services, Inc., Class A	2,249	33,600
Kforce, Inc.	2,941	68,731
Korn/Ferry International	10,553	353,314
ManpowerGroup, Inc.	2,076	187,836
Mistras Group, Inc.*	173	3,112
Navigant Consulting, Inc.*	15,051	236,602
Nielsen N.V.	7,785	377,261
On Assignment, Inc.*	11,072	424,279
Resources Connection, Inc.	2,422	38,340
Robert Half International, Inc.	2,941	161,843
RPX Corp.*	13,667	211,565
Towers Watson & Co., Class A	1,038	131,598
TriNet Group, Inc.*	346	9,300
TrueBlue, Inc.*	2,422	62,391
Verisk Analytics, Inc.*	3,460	270,261
WageWorks, Inc.*	1,384	69,131

		4,613,360
Real Estate Investment Trusts (REITs) - 4.2%
Acadia Realty Trust	5,536	177,041
AG Mortgage Investment Trust, Inc.	5,882	107,052
Agree Realty Corp.	865	26,806
Alexander’s, Inc.	346	140,293
Alexandria Real Estate Equities, Inc.	2,422	224,544
Altisource Residential Corp.	17,992	296,148
American Assets Trust, Inc.	2,422	100,804
American Campus Communities, Inc.	2,768	103,302
American Capital Agency Corp.	24,912	479,805
American Capital Mortgage Investment Corp.	8,304	134,027
American Homes 4 Rent, Class A	26,469	438,062

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
American Residential Properties, Inc.	173	$3,201
American Tower Corp.	9,169	872,064
Annaly Capital Management, Inc.	73,352	729,852
Anworth Mortgage Asset Corp.	32,351	161,755
Apartment Investment & Management Co., Class A	3,806	148,739
Apollo Commercial Real Estate Finance, Inc.	5,363	90,527
Apollo Residential Mortgage, Inc.	4,152	60,121
ARMOUR Residential REIT, Inc.	59,685	169,505
Ashford Hospitality Prime, Inc.	906	13,191
Ashford Hospitality Trust, Inc.	22,144	193,539
Associated Estates Realty Corp.	7,093	203,924
AvalonBay Communities, Inc.	3,287	566,482
BioMed Realty Trust, Inc.	2,595	55,896
Blackstone Mortgage Trust, Inc., Class A	14,705	428,945
Boston Properties, Inc.	4,152	511,859
Brandywine Realty Trust	11,245	154,844
Brixmor Property Group, Inc.	865	21,167
Camden Property Trust	2,076	165,312
Capstead Mortgage Corp.	17,819	197,256
CBL & Associates Properties, Inc.	1,730	28,268
Cedar Realty Trust, Inc.	5,190	34,773
Chatham Lodging Trust	2,249	60,768
Chesapeake Lodging Trust	5,017	160,895
Chimera Investment Corp.	32,351	460,355
Colony Capital, Inc., Class A	23,009	522,764
Columbia Property Trust, Inc.	1,903	45,976
Communications Sales & Leasing, Inc.	2,422	50,499
CoreSite Realty Corp.	2,249	112,900
Corporate Office Properties Trust	3,287	76,028
Corrections Corp. of America	2,249	79,097
Cousins Properties, Inc.	8,304	86,196
Crown Castle International Corp.	7,093	580,988
CubeSmart	12,629	330,375
CyrusOne, Inc.	2,422	74,452
CYS Investments, Inc.	43,423	336,963
DCT Industrial Trust, Inc.	5,536	192,431
DDR Corp.	8,477	138,175
DiamondRock Hospitality Co.	16,781	211,608
Digital Realty Trust, Inc.	2,595	166,781
Douglas Emmett, Inc.	1,903	55,777
Duke Realty Corp.	9,342	188,428
DuPont Fabros Technology, Inc.	5,190	156,479
EastGroup Properties, Inc.	865	52,073
Education Realty Trust, Inc.	3,633	114,948

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Empire State Realty Trust, Inc., Class A	5,882	$104,582
EPR Properties	4,498	256,926
Equinix, Inc.	1,384	386,011
Equity Commonwealth*	9,515	249,293
Equity LifeStyle Properties, Inc.	1,384	80,106
Equity One, Inc.	5,017	128,786
Equity Residential	9,169	685,933
Essex Property Trust, Inc.	1,038	233,457
Excel Trust, Inc.	8,304	131,535
Extra Space Storage, Inc.	3,287	241,660
Federal Realty Investment Trust	1,903	260,311
FelCor Lodging Trust, Inc.	11,072	103,634
First Industrial Realty Trust, Inc.	7,958	166,641
Franklin Street Properties Corp.	1,557	18,326
Gaming and Leisure Properties, Inc.	2,941	96,318
General Growth Properties, Inc.	13,148	356,837
The GEO Group, Inc.	5,363	202,453
Getty Realty Corp.	692	11,501
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,384	27,777
Hatteras Financial Corp.	11,072	180,031
HCP, Inc.	11,418	441,192
Health Care REIT, Inc.	8,131	564,047
Healthcare Realty Trust, Inc.	4,844	116,450
Healthcare Trust of America, Inc., Class A	4,325	108,687
Hersha Hospitality Trust	2,984	80,926
Highwoods Properties, Inc.	4,671	197,723
Home Properties, Inc.	1,730	127,501
Hospitality Properties Trust	3,806	104,361
Host Hotels & Resorts, Inc.	16,435	318,510
Hudson Pacific Properties, Inc.	4,498	138,448
Inland Real Estate Corp.	2,422	23,784
Invesco Mortgage Capital, Inc.	33,908	488,614
Iron Mountain, Inc.	3,287	98,774
iStar Financial, Inc.*	20,587	269,690
Kilroy Realty Corp.	1,384	98,056
Kimco Realty Corp.	10,207	252,215
Kite Realty Group Trust	2,076	54,806
Lamar Advertising Co., Class A	1,384	83,109
LaSalle Hotel Properties	5,709	189,938
Lexington Realty Trust	2,595	22,317
Liberty Property Trust	346	11,774
LTC Properties, Inc.	2,595	113,843
The Macerich Co.	3,114	246,504
Medical Properties Trust, Inc.	7,785	106,421
MFA Financial, Inc.	94,285	709,966
Mid-America Apartment Communities, Inc.	1,730	138,988

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
National Health Investors, Inc.	2,249	$146,747
National Retail Properties, Inc.	2,941	109,317
New Residential Investment Corp.	47,402	743,737
New Senior Investment Group, Inc.	4,325	55,966
New York Mortgage Trust, Inc.	16,781	125,522
Newcastle Investment Corp.	8,304	40,773
NorthStar Realty Finance Corp.	13,321	213,136
Omega Healthcare Investors, Inc.	5,190	188,189
Parkway Properties, Inc.	14,532	260,704
Pebblebrook Hotel Trust	5,882	239,397
Pennsylvania Real Estate Investment Trust	15,916	348,879
PennyMac Mortgage Investment Trust	19,030	337,973
Piedmont Office Realty Trust, Inc., Class A	5,017	91,360
Plum Creek Timber Co., Inc.	692	28,372
Post Properties, Inc.	4,152	236,415
Potlatch Corp.	865	30,284
Prologis, Inc.	10,380	421,532
PS Business Parks, Inc.	692	53,277
Public Storage	3,633	745,419
QTS Realty Trust, Inc., Class A	865	35,898
RAIT Financial Trust	4,152	21,756
Ramco-Gershenson Properties Trust	2,249	38,098
Realty Income Corp.	4,671	225,569
Redwood Trust, Inc.	17,992	278,876
Regency Centers Corp.	2,768	177,069
Resource Capital Corp.	6,055	21,677
Retail Opportunity Investments Corp.	4,498	77,141
Retail Properties of America, Inc., Class A	1,730	25,189
RLJ Lodging Trust	6,920	206,424
Rouse Properties, Inc.	519	9,134
Ryman Hospitality Properties, Inc.	4,844	276,980
Sabra Health Care REIT, Inc.	1,903	52,047
Saul Centers, Inc.	519	26,926
Senior Housing Properties Trust	6,228	107,558
Simon Property Group, Inc.	7,093	1,327,951
SL Green Realty Corp.	1,557	179,273
Sovran Self Storage, Inc.	3,114	296,484
Spirit Realty Capital, Inc.	19,895	201,934
STAG Industrial, Inc.	3,114	61,159
Starwood Property Trust, Inc.	5,536	120,463
Strategic Hotels & Resorts, Inc.*	18,165	248,316
Summit Hotel Properties, Inc.	10,553	143,837
Sun Communities, Inc.	3,287	228,479
Sunstone Hotel Investors, Inc.	16,435	231,240
Tanger Factory Outlet Centers, Inc.	1,730	56,190

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Taubman Centers, Inc.	1,038	$77,642
Terreno Realty Corp.	173	3,628
Two Harbors Investment Corp.	77,504	792,091
UDR, Inc.	6,574	222,267
United Development Funding IV	3,114	56,488
Universal Health Realty Income Trust	2,076	101,662
Urstadt Biddle Properties, Inc., Class A	173	3,304
Ventas, Inc.	6,401	429,443
VEREIT, Inc.	45,153	395,540
Vornado Realty Trust	3,460	337,523
Washington Real Estate Investment Trust	3,114	83,580
Weingarten Realty Investors	1,211	42,603
Western Asset Mortgage Capital Corp.	1,557	21,596
Weyerhaeuser Co.	10,380	318,562
WP GLIMCHER, Inc.	3,979	53,876

		32,355,294
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	692	26,123
Altisource Portfolio Solutions S.A.*	3,979	129,954
CBRE Group, Inc., Class A*	5,017	190,496
Forest City Enterprises, Inc., Class A*	6,228	145,424
Forestar Group, Inc.*	173	2,214
The Howard Hughes Corp.*	865	117,605
Jones Lang LaSalle, Inc.	865	154,005
Kennedy-Wilson Holdings, Inc.	4,325	109,509
Realogy Holdings Corp.*	2,076	94,500
The St. Joe Co.*	32,005	520,081

		1,489,911
Road & Rail - 0.9%
AMERCO	692	248,684
ArcBest Corp.	3,806	125,788
Avis Budget Group, Inc.*	4,671	202,862
Celadon Group, Inc.	2,249	48,803
Con-way, Inc.	12,975	503,300
CSX Corp.	20,587	643,962
Genesee & Wyoming, Inc., Class A*	1,038	73,927
Heartland Express, Inc.	2,595	55,352
Hertz Global Holdings, Inc.*	14,878	252,777
J.B. Hunt Transport Services, Inc.	1,211	101,869
Kansas City Southern	1,730	171,599
Knight Transportation, Inc.	4,844	130,982
Landstar System, Inc.	2,249	161,996
Marten Transport Ltd.	3,633	70,444
Norfolk Southern Corp.	8,131	685,687

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
Old Dominion Freight Line, Inc.*	2,768	$202,479
Quality Distribution, Inc.*	6,574	104,592
Roadrunner Transportation Systems, Inc.*	5,363	140,403
Ryder System, Inc.	3,114	281,879
Saia, Inc.*	1,903	82,628
Swift Transportation Co.*	17,127	407,965
Union Pacific Corp.	20,414	1,992,202
Werner Enterprises, Inc.	3,287	92,825

		6,783,005
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc.*	5,190	135,926
Advanced Micro Devices, Inc.*	1,211	2,337
Altera Corp.	6,055	300,691
Amkor Technology, Inc.*	30,102	132,750
Analog Devices, Inc.	5,536	322,915
Applied Materials, Inc.	22,317	387,423
Applied Micro Circuits Corp.*	5,017	31,156
Atmel Corp.	22,836	189,082
Avago Technologies Ltd.	4,844	606,178
Broadcom Corp., Class A	9,342	472,799
Brooks Automation, Inc.	3,633	38,328
Cabot Microelectronics Corp.*	1,557	70,594
Cavium, Inc.*	3,979	269,776
CEVA, Inc.*	173	3,240
Cirrus Logic, Inc.*	8,131	268,404
Cree, Inc.*	519	12,793
Cypress Semiconductor Corp.*	19,203	220,450
Diodes, Inc.*	2,422	53,744
Entegris, Inc.*	12,456	184,536
Exar Corp.*	1,211	9,531
Fairchild Semiconductor International, Inc.*	9,169	138,085
First Solar, Inc.*	1,557	68,975
FormFactor, Inc.*	6,401	46,279
Freescale Semiconductor Ltd.*	3,287	131,053
Inphi Corp.*	1,730	39,323
Integrated Device Technology, Inc.*	10,899	208,280
Integrated Silicon Solution, Inc.	4,498	98,641
Intel Corp.	161,409	4,672,791
Intersil Corp., Class A	8,650	96,275
IXYS Corp.	865	9,048
KLA-Tencor Corp.	1,557	82,599
Kulicke & Soffa Industries, Inc.*	3,460	36,019
Lam Research Corp.	3,114	239,373
Lattice Semiconductor Corp.*	6,401	31,493
Linear Technology Corp.	2,941	120,581
Magnachip Semiconductor Corp.*	7,612	65,159
Marvell Technology Group Ltd.	5,017	62,412
Maxim Integrated Products, Inc.	6,401	217,890

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
MaxLinear, Inc., Class A*	1,211	$13,176
Micrel, Inc.	4,200	58,590
Microchip Technology, Inc.	2,422	103,759
Micron Technology, Inc.*	36,503	675,671
Microsemi Corp.*	24,220	797,807
MKS Instruments, Inc.	3,806	135,113
Monolithic Power Systems, Inc.	3,114	161,025
Nanometrics, Inc.*	173	2,367
NVIDIA Corp.	9,342	186,373
OmniVision Technologies, Inc.*	12,629	308,400
ON Semiconductor Corp.*	9,342	99,212
PDF Solutions, Inc.*	692	9,695
Photronics, Inc.*	7,093	58,517
PMC-Sierra, Inc.*	16,262	110,744
Power Integrations, Inc.	1,211	46,938
Qorvo, Inc.*	8,131	471,191
Rambus, Inc.*	10,380	135,874
Rudolph Technologies, Inc.*	1,211	13,587
Silicon Laboratories, Inc.*	1,903	85,616
Skyworks Solutions, Inc.	3,114	297,916
SunEdison, Inc.*	10,726	249,701
SunPower Corp.*	3,287	88,848
Synaptics, Inc.*	2,422	192,258
Teradyne, Inc.	5,363	103,291
Tessera Technologies, Inc.	4,498	155,901
Texas Instruments, Inc.	23,009	1,149,990
Ultra Clean Holdings, Inc.*	1,557	11,802
Veeco Instruments, Inc.*	865	22,386
Xcerra Corp.*	2,768	17,397
Xilinx, Inc.	4,325	180,569

		16,020,643
Software - 3.1%
ACI Worldwide, Inc.*	8,823	208,840
Activision Blizzard, Inc.	9,515	245,392
Adobe Systems, Inc.*	9,342	765,951
ANSYS, Inc.*	2,422	228,031
Aspen Technology, Inc.*	5,363	238,010
Autodesk, Inc.*	3,979	201,258
Blackbaud, Inc.	3,114	190,452
Bottomline Technologies de, Inc.*	1,038	28,503
BroadSoft, Inc.*	865	30,206
CA, Inc.	8,650	252,018
Cadence Design Systems, Inc.*	4,325	90,695
Callidus Software, Inc.*	2,941	48,821
CDK Global, Inc.	1,730	89,337
Citrix Systems, Inc.*	1,903	143,886
Digimarc Corp.*	519	20,625
Ebix, Inc.	3,633	112,587
Electronic Arts, Inc.*	6,055	433,235
Ellie Mae, Inc.*	2,249	176,434

	Shares	Value
Common Stocks - (continued)
Software - (continued)
EnerNOC, Inc.*	3,460	$28,476
Epiq Systems, Inc.	4,325	71,579
ePlus, Inc.*	1,730	133,054
FactSet Research Systems, Inc.	692	114,637
Fair Isaac Corp.	2,422	219,651
Fleetmatics Group PLC*	1,903	91,097
Fortinet, Inc.*	7,785	371,656
Glu Mobile, Inc.*	3,979	23,337
Guidewire Software, Inc.*	1,903	112,372
Imperva, Inc.*	1,557	102,295
Informatica Corp.*	1,038	50,364
Interactive Intelligence Group, Inc.*	519	21,518
Intuit, Inc.	6,055	640,437
Manhattan Associates, Inc.*	5,882	381,271
Mentor Graphics Corp.	23,355	609,332
Microsoft Corp.	186,494	8,709,270
MicroStrategy, Inc., Class A*	865	176,330
Model N, Inc.*	173	1,965
Monotype Imaging Holdings, Inc.	1,557	38,816
NetScout Systems, Inc.*	3,287	131,086
NetSuite, Inc.*	692	68,397
Nuance Communications, Inc.*	8,131	147,415
Oracle Corp.	72,833	2,908,950
Pegasystems, Inc.	2,249	60,925
Progress Software Corp.*	2,941	87,289
Proofpoint, Inc.*	2,249	145,510
PROS Holdings, Inc.*	692	15,134
PTC, Inc.*	6,228	226,388
Qlik Technologies, Inc.*	4,671	188,989
Qualys, Inc.*	1,038	38,364
RealPage, Inc.*	173	3,322
Red Hat, Inc.*	3,460	273,617
Rovi Corp.*	19,030	209,140
Salesforce.com, Inc.*	12,975	951,067
ServiceNow, Inc.*	2,249	181,045
Silver Spring Networks, Inc.*	5,017	56,190
SolarWinds, Inc.*	4,671	186,326
Solera Holdings, Inc.	346	12,660
Splunk, Inc.*	1,903	133,096
SS&C Technologies Holdings, Inc.	3,287	223,615
Symantec Corp.	15,397	350,128
Synchronoss Technologies, Inc.*	2,768	132,310
Synopsys, Inc.*	3,114	158,316
Tableau Software, Inc., Class A*	865	90,600
Take-Two Interactive Software, Inc.*	17,992	568,187
Telenav, Inc.*	1,730	12,110
TiVo, Inc.*	1,384	13,785
Tyler Technologies, Inc.*	2,249	313,825
The Ultimate Software Group, Inc.*	1,384	254,947

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - (continued)
VASCO Data Security
International, Inc.*	2,422	$49,385
Verint Systems, Inc.*	4,152	241,729
VMware, Inc., Class A*	1,903	169,614
Workday, Inc., Class A*	1,730	145,891
Zix Corp.*	2,768	13,508
Zynga, Inc., Class A*	23,009	57,062

		24,221,660
Specialty Retail - 2.7%
Aaron’s, Inc.	19,030	703,729
Abercrombie & Fitch Co., Class A	17,127	344,081
Advance Auto Parts, Inc.	1,557	271,245
American Eagle Outfitters, Inc.	5,709	101,335
America’s Car-Mart, Inc.*	2,076	96,036
ANN, Inc.*	3,287	150,380
Asbury Automotive Group, Inc.*	7,266	641,588
Ascena Retail Group, Inc.*	26,642	333,558
AutoNation, Inc.*	2,249	140,203
AutoZone, Inc.*	692	485,050
Barnes & Noble, Inc.*	5,363	140,993
Bed Bath & Beyond, Inc.*	4,671	304,689
Best Buy Co., Inc.	8,131	262,550
Big 5 Sporting Goods Corp.	1,730	19,047
The Buckle, Inc.	3,979	175,991
Cabela’s, Inc.*	11,764	522,674
Caleres, Inc.	4,152	137,182
CarMax, Inc.*	4,671	301,326
The Cato Corp., Class A	2,595	99,674
Chico’s FAS, Inc.	3,460	52,661
The Children’s Place, Inc.	1,557	90,150
Citi Trends, Inc.*	2,249	53,549
Conn’s, Inc.*	7,439	256,794
CST Brands, Inc.	4,498	170,384
Dick’s Sporting Goods, Inc.	1,903	97,015
DSW, Inc., Class A	3,460	112,519
Express, Inc.*	18,857	359,037
The Finish Line, Inc., Class A	10,380	285,346
Five Below, Inc.*	865	31,893
Foot Locker, Inc.	3,114	219,693
GameStop Corp., Class A	3,114	142,777
The Gap, Inc.	7,266	265,064
Genesco, Inc.*	3,979	257,401
GNC Holdings, Inc., Class A	1,557	76,620
Group 1 Automotive, Inc.	4,844	469,723
Guess?, Inc.	12,283	268,875
Haverty Furniture Cos., Inc.	865	19,186
The Home Depot, Inc.	27,853	3,259,637
Kirkland’s, Inc.	2,422	66,072
L Brands, Inc.	5,709	460,830
Lithia Motors, Inc., Class A	2,249	269,183

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Lowe’s Cos., Inc.	21,798	$1,511,909
Lumber Liquidators Holdings, Inc.*	173	3,339
MarineMax, Inc.*	2,076	37,493
Mattress Firm Holding Corp.*	1,557	96,300
The Men’s Wearhouse, Inc.	5,190	308,909
Monro Muffler Brake, Inc.	2,422	153,191
Murphy USA, Inc.*	10,726	587,356
Office Depot, Inc.*	43,423	347,384
O’Reilly Automotive, Inc.*	2,422	582,031
Outerwall, Inc.	5,017	355,304
Penske Automotive Group, Inc.	4,152	224,208
The Pep Boys-Manny Moe & Jack*	4,152	49,201
Rent-A-Center, Inc.	10,726	287,350
Restoration Hardware Holdings, Inc.*	1,903	193,078
Ross Stores, Inc.	9,861	524,211
Sally Beauty Holdings, Inc.*	5,709	170,071
Sears Hometown and Outlet Stores, Inc.*	4,152	34,005
Select Comfort Corp.*	3,979	103,613
Shoe Carnival, Inc.	2,076	58,772
Signet Jewelers Ltd.	1,557	188,740
Sonic Automotive, Inc., Class A	7,266	169,225
Sportsman’s Warehouse Holdings, Inc.*	2,768	32,358
Stage Stores, Inc.	1,903	33,493
Staples, Inc.	14,878	218,855
Stein Mart, Inc.	3,114	31,732
Tiffany & Co.	2,422	231,785
The TJX Cos., Inc.	15,051	1,050,861
Tractor Supply Co.	3,633	336,125
Ulta Salon Cosmetics & Fragrance, Inc.*	1,557	258,509
Urban Outfitters, Inc.*	692	22,573
Williams-Sonoma, Inc.	1,557	131,816
Zumiez, Inc.*	346	9,031

		20,858,568
Technology Hardware, Storage & Peripherals - 3.0%
3D Systems Corp.*	3,287	43,257
Apple, Inc.	132,518	16,074,434
Cray, Inc.*	2,595	67,314
Diebold, Inc.	5,363	182,610
Electronics For Imaging, Inc.*	3,287	150,216
EMC Corp.	66,778	1,795,661
Hewlett-Packard Co.	64,702	1,974,705
Immersion Corp.*	865	11,868
Lexmark International, Inc., Class A	15,224	517,464
NCR Corp.*	3,633	100,053
NetApp, Inc.	9,861	307,170
Nimble Storage, Inc.*	1,384	38,226

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - (continued)
QLogic Corp.*	16,954	$150,382
Quantum Corp.*	71,622	75,919
SanDisk Corp.	5,190	312,905
Seagate Technology PLC	11,072	560,243
Super Micro Computer, Inc.*	6,920	184,556
Western Digital Corp.	7,439	640,200

		23,187,183
Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	1,384	140,351
Coach, Inc.	2,768	86,362
Columbia Sportswear Co.	2,076	148,517
Crocs, Inc.*	2,595	40,819
Deckers Outdoor Corp.*	7,785	567,371
Fossil Group, Inc.*	1,384	95,150
G-III Apparel Group Ltd.*	6,055	437,353
Hanesbrands, Inc.	5,536	171,782
Iconix Brand Group, Inc.*	12,456	270,669
Kate Spade & Co.*	6,920	139,230
lululemon athletica, Inc.*	2,595	163,122
Michael Kors Holdings Ltd.*	5,017	210,664
Movado Group, Inc.	2,941	74,496
NIKE, Inc., Class B	15,397	1,774,042
Oxford Industries, Inc.	692	58,080
Perry Ellis International, Inc.*	1,211	29,173
PVH Corp.	2,076	240,899
Quiksilver, Inc.*	5,882	2,697
Ralph Lauren Corp.	692	87,116
Sequential Brands Group, Inc.*	173	3,067
Skechers USA, Inc., Class A*	3,287	494,529
Steven Madden Ltd.*	3,114	129,792
Tumi Holdings, Inc.*	346	6,660
Under Armour, Inc., Class A*	3,114	309,314
Unifi, Inc.*	692	21,355
Vera Bradley, Inc.*	5,363	58,242
VF Corp.	8,131	626,819
Wolverine World Wide, Inc.	5,363	157,243

		6,544,914
Thrifts & Mortgage Finance - 0.5%
Astoria Financial Corp.	12,629	190,951
Beneficial Bancorp, Inc.*	3,806	48,945
BofI Holding, Inc.*	1,211	148,771
Brookline Bancorp, Inc.	11,245	126,731
Capitol Federal Financial, Inc.	865	10,397
Dime Community Bancshares, Inc.	11,937	202,929
Essent Group Ltd.*	2,422	70,892
EverBank Financial Corp.	12,110	241,473
Federal Agricultural Mortgage Corp., Class C	3,460	92,555
Flagstar Bancorp, Inc.*	6,401	129,940
HomeStreet, Inc.*	4,498	101,700

	Shares	Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - (continued)
Hudson City Bancorp, Inc.	5,882	$60,643
LendingTree, Inc.*	346	28,690
MGIC Investment Corp.*	25,950	287,267
Nationstar Mortgage Holdings, Inc.*	4,844	89,856
New York Community Bancorp, Inc.	7,785	148,149
Northfield Bancorp, Inc.	3,633	54,713
Northwest Bancshares, Inc.	519	6,586
Ocwen Financial Corp.*	14,878	125,422
Oritani Financial Corp.	692	10,871
Provident Financial Services, Inc.	10,553	207,050
Radian Group, Inc.	15,916	293,809
TFS Financial Corp.	1,903	32,085
TrustCo Bank Corp.	15,051	93,768
United Financial Bancorp, Inc.	1,903	25,672
Walker & Dunlop, Inc.*	7,785	186,451
Washington Federal, Inc.	25,085	583,979
WSFS Financial Corp.	3,633	104,303

		3,704,598
Tobacco - 0.9%
Altria Group, Inc.	44,461	2,417,789
Philip Morris International, Inc.	37,195	3,181,289
Reynolds American, Inc.	9,342	801,450
Universal Corp.	6,747	384,916
Vector Group Ltd.	8,996	227,779

		7,013,223
Trading Companies & Distributors - 0.6%
Air Lease Corp.	5,709	201,813
Aircastle Ltd.	9,861	237,354
Applied Industrial Technologies, Inc.	8,131	314,101
Beacon Roofing Supply, Inc.*	4,671	163,485
CAI International, Inc.*	1,730	24,324
DXP Enterprises, Inc.*	2,941	107,935
Fastenal Co.	5,363	224,495
GATX Corp.	10,726	568,907
H&E Equipment Services, Inc.	8,304	148,974
HD Supply Holdings, Inc.*	3,114	111,481
Kaman Corp.	4,325	170,708
MRC Global, Inc.*	28,372	364,580
MSC Industrial Direct Co., Inc., Class A	173	12,328
Neff Corp., Class A*	865	7,128
NOW, Inc.*	3,806	66,224
Rush Enterprises, Inc., Class A*	7,266	185,210
TAL International Group, Inc.*	4,844	95,911
Titan Machinery, Inc.*	2,595	36,460
United Rentals, Inc.*	3,460	231,785
W.W. Grainger, Inc.	1,211	276,968

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
Watsco, Inc.	2,249	$288,412
WESCO International, Inc.*	11,418	700,608

		4,539,191
Transportation Infrastructure - 0.0%†
Wesco Aircraft Holdings, Inc.*	11,072	159,326

Water Utilities - 0.1%
American States Water Co.	3,460	133,383
American Water Works Co., Inc.	2,941	152,668
Aqua America, Inc.	1,730	44,011
California Water Service Group	3,287	70,769
Connecticut Water Service, Inc.	346	11,778
SJW Corp.	519	15,492

		428,101
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc.*	3,460	33,666
Leap Wireless International, Inc.*^	12,069	—
SBA Communications Corp., Class A*	2,076	250,615
Shenandoah Telecommunications Co.	2,941	101,112
Spok Holdings, Inc.	1,903	31,837
Sprint Corp.*	39,963	134,675
Telephone & Data Systems, Inc.	28,199	829,333
T-Mobile U.S., Inc.*	5,017	203,991
United States Cellular Corp.*	3,287	122,342

		1,707,571

Total Common Stocks (Cost $597,190,425)		760,306,269

	No. of Warrants
Warrants - 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16 at 8.50 USD*^	2,849	—

Total Warrants (Cost $—)		—

Total Investment Securities (Cost $597,190,425) — 98.8%		760,306,269

Other assets less liabilities — 1.2%		9,178,064

Net Assets — 100.0%		$769,484,333

#	Amount represents less than one share.
*	Non-income producing security.
‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2015, the value of these securities amounted to $0 or 0.00% of net assets.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

REIT — Real Estate Investment Trust

USD — US Dollar

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,858,417
Aggregate gross unrealized depreciation	(16,551,877)

Net unrealized appreciation	$163,306,540

Federal income tax cost of investments	$596,999,729

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2015 (Unaudited)

Investment in a company which was affiliated for the period ending July 31, 2015, was as follows:

Security	Value October 31, 2014	Purchases at Cost	Sales at Cost	Value July 31, 2015	Dividend Income	Realized Gain
Northern Trust Corp.	$399,126	$9,147	$3,893	$463,147	$6,224	$3,952

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of July 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 400® Index Futures Contracts	11	09/18/15	$1,649,230	$(10,789)
E-mini S&P 500® Index Futures Contracts	43	09/18/15	4,511,560	46,372
Russell 2000® Mini Index Futures Contracts	28	09/18/15	3,458,560	(35,174)

				$409

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 99.0%
Aerospace & Defense - 0.7%
Airbus Group SE	13,773	$983,025
BAE Systems PLC	66,130	495,547
Bombardier, Inc., Class B	36,180	45,331
CAE, Inc.	7,384	84,116
Cobham PLC	40,514	165,199
Elbit Systems Ltd.	412	34,082
Finmeccanica SpA*	9,150	132,635
Kongsberg Gruppen ASA	2,303	38,672
MacDonald Dettwiler & Associates Ltd.	250	14,901
Meggitt PLC	22,002	159,482
MTU Aero Engines AG	499	46,134
QinetiQ Group PLC	11,955	44,252
Rolls-Royce Holdings PLC*	36,378	450,737
Saab AB, Class B	3,857	93,688
Safran S.A.	6,956	529,212
Senior PLC	4,372	19,860
Singapore Technologies Engineering Ltd.	49,000	117,460
Thales S.A.	3,528	240,228
Ultra Electronics Holdings PLC	5,643	153,663
Zodiac Aerospace	4,710	141,284

		3,989,508
Air Freight & Logistics - 0.4%
Bollore S.A.	6,657	37,069
CTT-Correios de Portugal S.A.	6,883	71,484
CWT Ltd.	48,800	79,889
Deutsche Post AG (Registered)	20,409	620,545
Financiere de L’Odet	39	45,890
Freightways Ltd.	5,961	22,888
Kerry Logistics Network Ltd.	26,000	40,313
Kintetsu World Express, Inc.	800	35,579
Konoike Transport Co., Ltd.	7,600	98,454
Mainfreight Ltd.	3,192	32,337
Oesterreichische Post AG	1,006	45,182
Panalpina Welttransport Holding AG (Registered)	795	99,427
PostNL N.V.*	174,229	753,048
Royal Mail PLC	12,166	95,874
Singapore Post Ltd.	5,000	7,144
TNT Express N.V.	12,446	104,920
Yamato Holdings Co., Ltd.	9,500	210,787
Yusen Logistics Co., Ltd.	2,100	23,340

		2,424,170
Airlines - 0.3%
Aegean Airlines S.A.^	9,070	50,995
Aer Lingus Group PLC	79,187	218,724
Air France-KLM*	2,842	20,457
Air New Zealand Ltd.	2,717	4,765
ANA Holdings, Inc.	35,000	111,586
Cathay Pacific Airways Ltd.	27,000	63,875

	Shares	Value
Common Stocks - (continued)
Airlines - (continued)
Deutsche Lufthansa AG (Registered)*	6,000	$81,869
easyJet PLC	7,946	203,852
International Consolidated Airlines Group S.A.*	20,754	172,944
Japan Airlines Co., Ltd.	5,200	196,424
Norwegian Air Shuttle ASA*	1,986	86,097
Qantas Airways Ltd.*	22,594	62,220
Singapore Airlines Ltd.	18,900	148,349
Virgin Australia Holdings Ltd.*	108,255	34,979
Wizz Air Holdings PLC*(a)	17,009	437,687

		1,894,823
Auto Components - 2.1%
Aisan Industry Co., Ltd.	14,908	137,414
Aisin Seiki Co., Ltd.	4,700	190,815
Akebono Brake Industry Co., Ltd.	14,500	43,654
ARB Corp. Ltd.	1,725	18,013
Brembo SpA	3,114	141,370
Bridgestone Corp.	23,500	887,308
Calsonic Kansei Corp.	6,000	43,876
Cie Generale des Etablissements Michelin	6,590	649,462
Continental AG	2,929	658,709
Daido Metal Co., Ltd.	18,100	172,242
Daikyonishikawa Corp.	3,426	134,806
Denso Corp.	12,300	610,557
Eagle Industry Co., Ltd.	6,600	133,177
ElringKlinger AG	2,512	60,920
Exedy Corp.	12,200	301,812
F.C.C. Co., Ltd.	6,800	107,026
Faurecia	2,938	113,498
GKN PLC	46,721	232,212
HI-LEX Corp.	3,164	101,640
Keihin Corp.	16,900	240,211
Koito Manufacturing Co., Ltd.	2,000	78,696
KYB Co., Ltd.	100,000	340,611
Leoni AG	12,824	817,103
Linamar Corp.	2,227	136,621
Magna International, Inc.	11,756	642,132
Martinrea International, Inc.	33,384	346,427
Mitsuba Corp.	16,100	356,579
Musashi Seimitsu Industry Co., Ltd.	4,200	76,545
NGK Spark Plug Co., Ltd.	5,700	151,132
NHK Spring Co., Ltd.	2,100	22,289
Nifco, Inc.	200	8,653
Nippon Seiki Co., Ltd.	3,000	60,027
Nissan Shatai Co., Ltd.	1,000	12,696
Nissin Kogyo Co., Ltd.	16,200	254,059
NOK Corp.	2,200	64,547
Nokian Renkaat Oyj	3,803	114,960
Pirelli & C. SpA	8,062	134,500

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Plastic Omnium S.A.	2,503	$70,878
Press Kogyo Co., Ltd.	20,000	87,493
Sanden Holdings Corp.	69,000	294,612
Showa Corp.	22,800	210,343
Stanley Electric Co., Ltd.	3,800	81,279
Sumitomo Electric Industries Ltd.	23,900	356,778
Sumitomo Riko Co., Ltd.	7,600	61,342
Sumitomo Rubber Industries Ltd.	4,000	60,374
Tachi-S Co., Ltd.	13,300	184,318
Takata Corp.	8,300	84,142
Tokai Rika Co., Ltd.	2,600	65,475
Topre Corp.	19,400	376,272
Toyo Tire & Rubber Co., Ltd.	2,700	59,341
Toyoda Gosei Co., Ltd.	200	4,426
Toyota Industries Corp.	4,700	260,616
TPR Co., Ltd.	10,300	302,195
TS Tech Co., Ltd.	1,100	31,075
Unipres Corp.	9,700	186,179
Valeo S.A.	1,928	258,813
Xinyi Glass Holdings Ltd.	10,000	5,250
The Yokohama Rubber Co., Ltd.	2,500	49,518
Yorozu Corp.	9,200	190,171

		11,877,189
Automobiles - 3.3%
Bayerische Motoren Werke AG	11,330	1,142,889
Bayerische Motoren Werke AG (Preference)	1,960	154,314
Daihatsu Motor Co., Ltd.	4,200	59,731
Daimler AG (Registered)	34,347	3,088,611
Fiat Chrysler Automobiles N.V.*	23,431	370,195
Fuji Heavy Industries Ltd.	20,500	758,646
Honda Motor Co., Ltd.	63,400	2,036,404
Isuzu Motors Ltd.	20,000	277,331
Mazda Motor Corp.	15,900	312,559
Mitsubishi Motors Corp.	21,400	182,227
Nissan Motor Co., Ltd.	94,000	909,310
Peugeot S.A.*	17,969	362,219
Piaggio & C SpA	4,425	14,188
Porsche Automobil Holding SE (Preference)	6,387	483,312
Renault S.A.	7,194	665,908
Suzuki Motor Corp.	10,100	352,210
Toyota Motor Corp.	99,600	6,634,641
Volkswagen AG	800	162,678
Volkswagen AG (Preference)	4,807	968,729
Yamaha Motor Co., Ltd.	5,800	131,921

		19,068,023
Banks - 12.5%
The 77 Bank Ltd.	1,000	6,514
The Aichi Bank Ltd.	1,200	67,315

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
The Akita Bank Ltd.	33,000	$101,481
Aktia Bank Oyj	10,164	126,334
Alpha Bank AE*^	69,491	20,357
The Aomori Bank Ltd.	31,000	99,084
Aozora Bank Ltd.	35,000	134,469
Ashikaga Holdings Co., Ltd.	18,800	79,057
Australia & New Zealand Banking Group Ltd.	59,066	1,417,499
The Awa Bank Ltd.	6,000	37,822
Banca Carige SpA*	214,079	410,844
Banca Monte dei Paschi di Siena SpA*	59,777	119,277
Banca Popolare dell’Emilia Romagna SC	17,778	157,627
Banca Popolare di Milano Scarl	164,313	179,000
Banca Popolare di Sondrio Scarl	8,349	42,764
Banco Bilbao Vizcaya Argentaria S.A.	133,780	1,361,892
Banco BPI S.A. (Registered)*	15,225	17,343
Banco Comercial Portugues S.A., Class R*	941,037	72,779
Banco de Sabadell S.A.	100,583	230,482
Banco Espirito Santo S.A. (Registered)*^	48,647	537
Banco Popolare SC*	9,766	170,374
Banco Popular Espanol S.A.	47,357	218,655
Banco Santander S.A.	487,190	3,382,500
Bank Hapoalim BM	33,104	184,236
Bank Leumi Le-Israel BM*	47,424	206,988
The Bank of East Asia Ltd.	39,481	159,914
Bank of Georgia Holdings PLC	15,729	489,920
Bank of Ireland*	603,151	255,228
The Bank of Iwate Ltd.	8,300	367,787
The Bank of Kyoto Ltd.	13,000	153,509
Bank of Montreal	22,237	1,247,439
The Bank of Nagoya Ltd.	10,000	39,146
The Bank of Nova Scotia	42,162	2,080,310
The Bank of Okinawa Ltd.	1,700	71,214
Bank of Queensland Ltd.	14,585	147,269
Bank of the Ryukyus Ltd.	5,561	82,723
The Bank of Yokohama Ltd.	36,000	229,026
Bankia S.A.	110,510	146,883
Bankinter S.A.	17,075	132,680
Banque Cantonale Vaudoise (Registered)	50	32,593
Barclays PLC	514,826	2,321,384
Basler Kantonalbank	2,608	198,225
Bendigo & Adelaide Bank Ltd.	14,384	138,796
Berner Kantonalbank AG (Registered)	259	49,854
BNP Paribas S.A.	35,724	2,340,946

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
CaixaBank S.A.	50,930	$228,400
Canadian Imperial Bank of Commerce	13,585	975,944
Canadian Western Bank	1,676	31,692
The Chiba Bank Ltd.	23,000	183,599
The Chugoku Bank Ltd.	1,000	15,642
comdirect bank AG	411	4,573
Commerzbank AG*	27,837	362,456
Commonwealth Bank of Australia	35,720	2,296,785
Credit Agricole S.A.	39,623	627,988
Credito Emiliano SpA	4,982	42,274
Credito Valtellinese SC*	101,781	146,076
Dah Sing Banking Group Ltd.	24,640	52,190
Dah Sing Financial Holdings Ltd.	5,340	34,889
The Daishi Bank Ltd.	8,000	34,545
Danske Bank A/S	19,367	608,521
DBS Group Holdings Ltd.	62,958	928,519
Deutsche Postbank AG	611	24,873
DNB ASA	27,826	455,959
The Eighteenth Bank Ltd.	28,000	82,941
Erste Group Bank AG*	6,395	192,818
Eurobank Ergasias S.A.*^	304,426	39,882
FIBI Holdings Ltd.	1,717	29,078
The Fukui Bank Ltd.	36,000	77,291
Fukuoka Financial Group, Inc.	22,000	113,289
The Gunma Bank Ltd.	2,000	14,884
The Hachijuni Bank Ltd.	15,000	116,591
Hang Seng Bank Ltd.	18,800	385,346
The Higashi-Nippon Bank Ltd.	76,000	285,242
The Higo Bank Ltd.	8,000	49,461
The Hiroshima Bank Ltd.	17,000	99,754
The Hokkoku Bank Ltd.	17,000	62,020
The Hokuetsu Bank Ltd.	77,000	155,373
Hokuhoku Financial Group, Inc.	32,000	75,677
HSBC Holdings PLC	665,506	6,020,313
The Hyakugo Bank Ltd.	23,000	109,899
The Hyakujushi Bank Ltd.	10,000	33,658
ING Groep N.V. (CVA)	128,357	2,196,718
Intesa Sanpaolo SpA	494,218	1,912,221
Intesa Sanpaolo SpA (Retirement Savings Plan)	10,035	33,727
Israel Discount Bank Ltd., Class A*	3,293	6,650
The Iyo Bank Ltd.	6,000	76,420
The Joyo Bank Ltd.	23,000	136,261
The Juroku Bank Ltd.	19,000	78,058
Jyske Bank A/S (Registered)*	1,894	99,502
The Kagoshima Bank Ltd.	7,000	47,912
Kansai Urban Banking Corp.	5,900	66,812
KBC Groep N.V.	7,520	527,256
The Keiyo Bank Ltd.	5,000	25,263

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
The Kiyo Bank Ltd.	28,600	$418,745
Laurentian Bank of Canada	10,724	407,874
Liechtensteinische Landesbank AG	3,696	147,671
Lloyds Banking Group PLC	1,747,369	2,268,672
Luzerner Kantonalbank AG (Registered)	162	59,880
The Minato Bank Ltd.	29,000	72,327
Mitsubishi UFJ Financial Group, Inc.	486,900	3,536,947
Mizrahi Tefahot Bank Ltd.	4,192	53,798
Mizuho Financial Group, Inc.	862,400	1,864,780
The Musashino Bank Ltd.	3,200	126,817
The Nanto Bank Ltd.	23,468	79,177
National Australia Bank Ltd.	55,710	1,422,463
National Bank of Canada	9,406	330,705
National Bank of Greece S.A.*^	60,673	66,238
Natixis S.A.	27,989	206,910
The Nishi-Nippon City Bank Ltd.	18,000	54,772
Nordea Bank AB	99,467	1,246,904
North Pacific Bank Ltd.	6,000	26,393
The Ogaki Kyoritsu Bank Ltd.	35,000	125,429
The Oita Bank Ltd.	18,000	77,727
Oversea-Chinese Banking Corp. Ltd.	89,682	674,434
Piraeus Bank S.A.*^	63,248	23,017
Raiffeisen Bank International AG*	2,526	37,118
Resona Holdings, Inc.	56,700	312,206
Royal Bank of Canada	32,892	1,928,086
Royal Bank of Scotland Group PLC*	42,279	225,771
The San-In Godo Bank Ltd.	6,000	60,777
Senshu Ikeda Holdings, Inc.	113,800	519,882
Seven Bank Ltd.	19,000	90,633
Shawbrook Group PLC*(a)	35,257	183,762
The Shiga Bank Ltd.	1,000	5,327
Shinsei Bank Ltd.	37,000	80,931
The Shizuoka Bank Ltd.	8,000	90,528
Skandinaviska Enskilda Banken AB, Class A	49,304	597,945
Societe Generale S.A.	28,170	1,394,338
Spar Nord Bank A/S	30,840	365,319
SpareBank 1 Nord Norge	43,774	218,632
SpareBank 1 SMN	49,773	387,280
St. Galler Kantonalbank AG (Registered)	912	344,930
Standard Chartered PLC	69,189	1,058,316
Sumitomo Mitsui Financial Group, Inc.	49,000	2,192,631
Sumitomo Mitsui Trust Holdings, Inc.	129,000	599,525
Suruga Bank Ltd.	4,700	101,022
Svenska Handelsbanken AB, Class A	41,598	640,313
Swedbank AB, Class A	23,365	550,925
Sydbank A/S	2,684	102,097

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
The Tochigi Bank Ltd.	16,000	$88,720
The Toho Bank Ltd.	22,732	99,812
TOMONY Holdings, Inc.	64,600	286,775
The Toronto-Dominion Bank	41,925	1,700,590
UniCredit SpA	190,923	1,273,031
Unione di Banche Italiane SCpA	25,568	208,759
United Overseas Bank Ltd.	37,644	610,756
Valiant Holding AG (Registered)	6,132	613,136
Westpac Banking Corp.	67,268	1,722,023
The Yamagata Bank Ltd.	13,000	54,877
Yamaguchi Financial Group, Inc.	8,000	106,994
The Yamanashi Chuo Bank Ltd.	17,000	77,937
Zuger Kantonalbank AG	4	18,758

		71,977,460
Beverages - 1.4%
A.G.Barr PLC	11,258	99,260
Anheuser-Busch InBev N.V.	18,715	2,240,382
Asahi Group Holdings Ltd.	10,200	342,237
Britvic PLC	14,186	151,972
C&C Group PLC	32,275	126,518
Carlsberg A/S, Class B	2,962	259,642
Coca-Cola Amatil Ltd.	11,766	80,183
Coca-Cola East Japan Co., Ltd.	2,606	48,020
Coca-Cola HBC AG*	4,146	86,566
Coca-Cola West Co., Ltd.	1,000	20,170
Corby Spirit and Wine Ltd.	638	9,705
Cott Corp.	2,560	28,986
Davide Campari-Milano SpA	6,897	55,513
Diageo PLC	56,665	1,582,378
Heineken Holding N.V.	2,820	197,035
Heineken N.V.	3,963	314,115
Ito En Ltd.	200	4,656
Kirin Holdings Co., Ltd.	21,238	327,240
Molson Coors Canada, Inc., Class B	620	44,274
Pernod-Ricard S.A.	4,655	560,852
Royal Unibrew A/S	3,130	102,795
SABMiller PLC	21,573	1,132,648
Sapporo Holdings Ltd.	2,000	7,619
Suntory Beverage & Food Ltd.	3,000	126,882
Takara Holdings, Inc.	3,000	24,723
Treasury Wine Estates Ltd.	20,813	88,189

		8,062,560
Biotechnology - 0.3%
Abcam PLC	7,151	65,281
Actelion Ltd. (Registered)*	2,283	339,445
CK Life Sciences International Holdings, Inc.	48,000	4,768
CSL Ltd.	9,707	705,420
Genmab A/S*	853	80,771
Genus PLC	236	5,307

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Grifols S.A.	2,433	$108,035
Grifols S.A. (Preference), Class B	4,126	135,528
Japan Tissue Engineering Co., Ltd.*	418	4,426
Mesoblast Ltd.*	14,771	42,737
PeptiDream, Inc.*	400	10,622
ProMetic Life Sciences, Inc.*	42,612	74,025
Sirtex Medical Ltd.	769	17,416
Swedish Orphan Biovitrum AB*	7,900	104,653
Takara Bio, Inc.	200	2,174

		1,700,608
Building Products - 0.8%
Aica Kogyo Co., Ltd.	1,500	33,452
Asahi Glass Co., Ltd.	26,000	152,565
Assa Abloy AB, Class B	27,498	561,478
Belimo Holding AG (Registered)	21	48,179
Central Glass Co., Ltd.	94,000	396,045
Cie de Saint-Gobain	16,995	810,506
Daikin Industries Ltd.	6,000	388,393
Geberit AG (Registered)	1,083	376,926
GWA Group Ltd.	7,406	13,216
James Halstead PLC	4,475	28,631
Kingspan Group PLC	2,446	62,062
Lindab International AB	2,940	22,267
LIXIL Group Corp.	6,100	122,546
Nibe Industrier AB, Class B	4,421	125,277
Nichias Corp.	65,000	381,412
Nippon Sheet Glass Co., Ltd.*	40,000	41,325
Nitto Boseki Co., Ltd.	9,000	48,234
Noritz Corp.	15,000	246,741
Okabe Co., Ltd.	11,800	94,385
Rockwool International A/S, Class B	82	12,300
Sankyo Tateyama, Inc.	14,000	207,353
Sanwa Holdings Corp.	8,000	60,697
Sekisui Jushi Corp.	5,000	67,920
Takara Standard Co., Ltd.	5,752	40,345
Takasago Thermal Engineering Co., Ltd.	1,200	15,981
Tarkett S.A.*	3,998	95,566
TOTO Ltd.	6,000	97,825
Uponor Oyj	6,174	98,432
Wienerberger AG	3,084	51,213

		4,701,272
Capital Markets - 2.3%
3i Group PLC	33,504	289,386
Aberdeen Asset Management PLC	23,944	136,007
Alaris Royalty Corp.	1,680	38,728
Allied Properties HK Ltd.	736,000	173,739
Anima Holding SpA(a)	3,753	38,770
ARA Asset Management Ltd.	15,200	18,940
Ashmore Group PLC	16,969	70,517
Avanza Bank Holding AB	807	33,690

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Azimut Holding SpA	3,015	$75,816
Brederode S.A.	950	41,459
Brewin Dolphin Holdings PLC	23,580	115,946
BT Investment Management Ltd.	6,705	47,860
CI Financial Corp.	4,091	103,930
Close Brothers Group PLC	6,508	147,563
Credit Suisse Group AG (Registered)*	49,942	1,479,917
Daiwa Securities Group, Inc.	47,000	365,583
Deutsche Bank AG (Registered)	47,299	1,673,311
EFG International AG*	7,120	83,342
Financiere de Tubize S.A.	179	11,184
GAM Holding AG*	2,188	46,100
Gimv N.V.	2,822	140,149
Gluskin Sheff + Associates, Inc.	1,600	29,480
Guoco Group Ltd.	3,000	34,132
Haitong International Securities Group Ltd.	74,000	40,855
Hargreaves Lansdown PLC	4,770	89,174
Henderson Group PLC	12,382	55,165
ICAP PLC	25,390	204,643
Ichigo, Inc.	9,700	23,957
Ichiyoshi Securities Co., Ltd.	7,100	65,158
IGM Financial, Inc.	3,431	101,853
Intermediate Capital Group PLC	11,685	106,394
Investec PLC	21,017	192,027
IOOF Holdings Ltd.	11,826	80,244
IP Group PLC*	36,602	116,005
Jafco Co., Ltd.	300	14,698
Julius Baer Group Ltd.*	5,454	303,315
Jupiter Fund Management PLC	21,224	155,532
kabu.com Securities Co., Ltd.	4,000	13,624
Kyokuto Securities Co., Ltd.	2,700	39,510
Leonteq AG*	616	143,120
Macquarie Group Ltd.	7,587	457,700
Magellan Financial Group Ltd.	4,385	59,701
Man Group PLC	78,557	199,696
Matsui Securities Co., Ltd.	1,300	11,909
Mediobanca SpA	20,607	225,741
Monex Group, Inc.	84,100	228,077
Nomura Holdings, Inc.	93,100	662,322
Okasan Securities Group, Inc.	4,000	28,637
Paris Orleans S.A.	12,230	377,196
Partners Group Holding AG	566	190,512
Perpetual Ltd.	2,617	86,192
Platinum Asset Management Ltd.	10,774	59,972
Rathbone Brothers PLC	3,717	132,075
Ratos AB, Class B	11,263	70,924
SBI Holdings, Inc.	5,200	72,316
Schroders PLC	2,457	121,274

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Schroders PLC (Non-Voting)	1,249	$47,460
Sun Hung Kai & Co., Ltd.	95,996	63,896
SVG Capital PLC*	14,794	111,067
Tetragon Financial Group Ltd.	47,445	498,173
Tokai Tokyo Financial Holdings, Inc.	2,200	16,834
Tullett Prebon PLC	84,326	533,600
UBS Group AG (Registered)*	83,108	1,923,996
UOB-Kay Hian Holdings Ltd.	37,825	41,466
Value Partners Group Ltd.	21,000	24,488
Vontobel Holding AG (Registered)	339	18,165
VZ Holding AG	178	46,209
Willie International Holdings Ltd.*	3,990,953	157,017

		13,407,438
Chemicals - 3.1%
ADEKA Corp.	4,200	54,307
Agrium, Inc.	3,319	341,352
Air Liquide S.A.	7,933	1,039,064
Air Water, Inc.	3,000	52,109
Akzo Nobel N.V.	6,783	488,697
Alent PLC	16,912	125,358
Arkema S.A.	3,066	240,443
Asahi Kasei Corp.	33,000	250,959
BASF SE	20,258	1,758,110
Borregaard ASA	5,792	36,873
C Uyemura & Co., Ltd.	1,100	58,509
Chr Hansen Holding A/S	4,279	237,597
Chugoku Marine Paints Ltd.	15,000	108,721
Clariant AG (Registered)*	7,446	149,369
Croda International PLC	3,668	174,007
Daicel Corp.	6,000	81,456
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	57,000	269,139
Denki Kagaku Kogyo KK	2,000	8,330
DIC Corp.	8,000	18,855
DuluxGroup Ltd.	22,021	98,320
Elementis PLC	5,547	22,246
EMS-Chemie Holding AG (Registered)	114	55,927
Essentra PLC	4,084	58,154
Evonik Industries AG	3,249	130,789
Frutarom Industries Ltd.	1,635	69,060
FUCHS PETROLUB SE	54	2,172
FUCHS PETROLUB SE (Preference)	3,300	144,291
Fujimori Kogyo Co., Ltd.	6,900	193,531
Givaudan S.A. (Registered)*	235	440,121
Hexpol AB	5,994	64,690
Hitachi Chemical Co., Ltd.	1,700	30,118
Ihara Chemical Industry Co., Ltd.	5,800	70,127
Incitec Pivot Ltd.	54,483	144,835
Israel Chemicals Ltd.	6,739	46,689
The Israel Corp. Ltd.	37	13,073

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Johnson Matthey PLC	5,547	$252,325
JSP Corp.	2,500	42,213
JSR Corp.	3,900	64,971
K+S AG (Registered)	6,276	259,056
Kaneka Corp.	1,000	7,224
Kansai Paint Co., Ltd.	6,000	97,776
Kemira Oyj	5,578	72,414
Koninklijke DSM N.V.	4,666	268,124
Kumiai Chemical Industry Co., Ltd.	5,000	39,953
Kuraray Co., Ltd.	9,600	113,283
Kureha Corp.	73,000	275,750
Lanxess AG	2,416	140,219
Lenzing AG	485	35,559
Linde AG	3,762	715,324
Lintec Corp.	1,800	38,878
Methanex Corp.	3,546	160,653
Mitsubishi Chemical Holdings Corp.	47,500	310,545
Mitsubishi Gas Chemical Co., Inc.	11,000	61,084
Mitsui Chemicals, Inc.	11,000	41,285
Nihon Nohyaku Co., Ltd.	11,100	102,404
Nihon Parkerizing Co., Ltd.	2,000	18,564
Nippon Kayaku Co., Ltd.	3,000	30,437
Nippon Paint Holdings Co., Ltd.	3,000	86,081
Nippon Shokubai Co., Ltd.	1,000	14,795
Nippon Soda Co., Ltd.	72,198	432,390
The Nippon Synthetic Chemical Industry Co., Ltd.	9,000	56,951
Nissan Chemical Industries Ltd.	3,800	83,518
Nitto Denko Corp.	4,700	356,213
NOF Corp.	8,000	66,314
Novozymes A/S, Class B	7,193	377,780
Nufarm Ltd.	63,986	362,748
Nuplex Industries Ltd.	78,320	236,727
Orica Ltd.	11,139	157,136
Potash Corp. of Saskatchewan, Inc.	21,787	595,858
Sakata INX Corp.	7,100	56,161
Sanyo Chemical Industries Ltd.	10,000	72,642
Shin-Etsu Chemical Co., Ltd.	11,400	682,463
Showa Denko KK	30,000	37,048
Sika AG	19	69,251
Solvay S.A.	1,411	189,801
Sumitomo Bakelite Co., Ltd.	96,000	402,147
Sumitomo Chemical Co., Ltd.	47,000	268,582
Symrise AG	2,728	182,439
Syngenta AG (Registered)	2,131	882,466
Synthomer PLC	9,484	47,581
T Hasegawa Co., Ltd.	4,600	67,016
Taiyo Holdings Co., Ltd.	900	36,466
Teijin Ltd.	11,000	40,220
Tessenderlo Chemie N.V.*	786	30,985

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Tikkurila Oyj	2,026	$39,307
Toagosei Co., Ltd.	49,000	381,258
Tokai Carbon Co., Ltd.	11,000	32,051
Tokuyama Corp.*	162,000	295,508
Toray Industries, Inc.	36,000	286,908
Tosoh Corp.	23,000	120,110
Toyo Ink SC Holdings Co., Ltd.	8,000	31,898
Toyobo Co., Ltd.	2,000	2,986
Ube Industries Ltd.	15,000	26,272
Umicore S.A.	4,005	176,378
Victrex PLC	1,130	34,139
Wacker Chemie AG	136	13,719
Yara International ASA	6,087	304,468
Zeon Corp.	5,000	48,509

		17,910,729
Commercial Services & Supplies - 1.3%
AA PLC*	12,498	71,186
Aeon Delight Co., Ltd.	2,300	74,813
Aggreko PLC	7,473	139,939
Babcock International Group PLC	12,822	198,387
Berendsen PLC	10,326	164,843
Bilfinger SE	18,144	751,840
Brambles Ltd.	38,802	310,017
Caverion Corp.	1,496	15,289
Dai Nippon Printing Co., Ltd.	17,000	188,942
Daiseki Co., Ltd.	2,500	47,984
De La Rue PLC	34,802	274,530
Downer EDI Ltd.	161,529	539,716
Duskin Co., Ltd.	200	3,795
Edenred	5,624	141,144
G4S PLC	33,231	142,451
HomeServe PLC	7,321	49,810
Intrum Justitia AB	4,140	141,695
ISS A/S	2,459	85,201
Kaba Holding AG (Registered), Class B	50	32,151
Kokuyo Co., Ltd.	5,600	58,262
Lassila & Tikanoja Oyj	6,414	125,856
Mineral Resources Ltd.	60,755	241,816
Mitie Group PLC	125,666	631,448
Mitsubishi Pencil Co., Ltd.	900	44,457
Moshi Moshi Hotline, Inc.	2,100	21,458
Nissha Printing Co., Ltd.	15,000	268,413
Okamura Corp.	4,600	40,952
Park24 Co., Ltd.	2,200	40,042
PayPoint PLC	4,015	62,779
Pilot Corp.	2,600	101,780
Progressive Waste Solutions Ltd.	824	22,548
Prosegur Cia de Seguridad S.A.	19,123	101,837
Recall Holdings Ltd.	20,504	108,261
Regus PLC	40,662	178,176

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Rentokil Initial PLC	87,993	$201,713
Ritchie Bros Auctioneers, Inc.	166	4,514
Sato Holdings Corp.	1,100	26,112
Secom Co., Ltd.	5,200	350,794
Securitas AB, Class B	12,429	179,288
Serco Group PLC	23,476	47,222
Societe BIC S.A.	1,183	203,832
Sohgo Security Services Co., Ltd.	1,000	44,473
Tomra Systems ASA	10,885	97,082
Toppan Forms Co., Ltd.	7,100	96,447
Toppan Printing Co., Ltd.	12,000	104,508
Transcontinental, Inc., Class A	22,633	255,914
Transfield Services Ltd.*	135,806	128,651
Transpacific Industries Group Ltd.	105,891	55,210

		7,217,578
Communications Equipment - 0.5%
Alcatel-Lucent*	76,731	291,376
Ei Towers SpA	231	14,917
Hitachi Kokusai Electric, Inc.	1,000	13,503
Japan Radio Co., Ltd.	5,000	16,950
Mitel Networks Corp.*	35,093	331,629
Nokia Oyj	79,502	564,797
Pace PLC	117,413	666,932
Sierra Wireless, Inc.*	2,800	69,195
Spirent Communications PLC	29,594	43,180
Telefonaktiebolaget LM Ericsson, Class A	1,434	14,515
Telefonaktiebolaget LM Ericsson, Class B	59,785	643,487
VTech Holdings Ltd.	2,500	31,120

		2,701,601
Construction & Engineering - 2.2%
Abengoa S.A., Class B	15,212	34,404
ACS Actividades de Construccion y Servicios S.A.	6,080	205,219
Aecon Group, Inc.	12,921	109,053
AF Gruppen ASA	5,941	77,105
Arcadis N.V.	5,512	145,549
Badger Daylighting Ltd.	2,361	44,227
Balfour Beatty PLC	26,341	96,885
Boskalis Westminster N.V.	1,345	66,135
Bouygues S.A.	5,500	203,052
Carillion PLC	162,300	875,805
Chiyoda Corp.	4,000	32,285
Chudenko Corp.	2,300	47,450
Cie d’Entreprises CFE	666	89,477
CIMIC Group Ltd.	1,935	33,819
COMSYS Holdings Corp.	2,000	30,364
Eiffage S.A.	1,931	116,893
Elecnor S.A.	13,961	139,749

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Electra Ltd.	552	$75,871
Ferrovial S.A.	14,638	358,066
FLSmidth & Co. A/S	18,579	836,303
Fomento de Construcciones y Contratas S.A.*	3,030	31,432
Galliford Try PLC	29,554	818,613
Hazama Ando Corp.	5,600	29,696
HOCHTIEF AG	1,184	103,906
Interserve PLC	54,671	550,702
JGC Corp.	5,928	101,388
Kajima Corp.	18,000	89,495
Kandenko Co., Ltd.	7,000	45,934
Keller Group PLC	26,908	444,253
Kier Group PLC	35,547	800,448
Kinden Corp.	2,000	26,700
Kumagai Gumi Co., Ltd.	147,000	415,271
Kyowa Exeo Corp.	3,900	47,532
Kyudenko Corp.	4,000	70,350
Maeda Corp.	8,000	54,239
Maeda Road Construction Co., Ltd.	2,000	36,789
Mirait Holdings Corp.	23,600	271,059
Monadelphous Group Ltd.	35,581	223,402
NCC AB, Class A	1,880	56,101
NCC AB, Class B	590	17,744
Nippo Corp.	2,000	35,256
Nippon Densetsu Kogyo Co., Ltd.	21,400	382,763
The Nippon Road Co., Ltd.	15,000	75,911
Nishimatsu Construction Co., Ltd.	13,000	47,532
Obayashi Corp.	16,000	123,330
Obrascon Huarte Lain S.A.	10,608	177,445
OCI N.V.*	3,828	129,271
Okumura Corp.	14,000	69,494
Outotec Oyj	3,963	26,643
Penta-Ocean Construction Co., Ltd.	14,500	59,454
Salini Impregilo SpA	53,333	256,206
Sanki Engineering Co., Ltd.	7,100	57,192
Shikun & Binui Ltd.	114,257	268,072
Shimizu Corp.	16,000	140,506
SHO-BOND Holdings Co., Ltd.	600	24,045
Skanska AB, Class B	11,282	239,049
SNC-Lavalin Group, Inc.	4,700	154,734
Sumitomo Mitsui Construction Co., Ltd.	64,900	81,718
Sweco AB, Class B	1,854	25,620
Taikisha Ltd.	2,400	53,445
Taisei Corp.	30,000	176,520
Toda Corp.	9,000	41,261
Toenec Corp.	5,000	32,406
Tokyu Construction Co., Ltd.	11,100	85,919
Toshiba Plant Systems & Services Corp.	3,800	44,780

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Totetsu Kogyo Co., Ltd.	1,200	$23,614
Toyo Engineering Corp.	25,000	63,965
United Engineers Ltd.	232,100	422,370
Veidekke ASA	7,529	84,053
Vinci S.A.	16,612	1,071,860
WSP Global, Inc.	2,172	73,160
YIT Oyj	44,433	268,532
Yokogawa Bridge Holdings Corp.	15,100	139,306
Yurtec Corp.	11,000	91,537

		12,899,734
Construction Materials - 0.6%
Adelaide Brighton Ltd.	8,560	29,733
Boral Ltd.	29,121	141,997
Brickworks Ltd.	2,458	26,895
Buzzi Unicem SpA	811	13,933
Buzzi Unicem SpA (Retirement Savings Plan)	5,135	53,897
Cementir Holding SpA	10,424	70,541
CRH PLC	20,917	622,010
CSR Ltd.	193,012	530,102
Fletcher Building Ltd.	18,332	96,449
HeidelbergCement AG	3,901	299,331
Imerys S.A.	632	47,915
Italcementi SpA	13,033	144,859
James Hardie Industries PLC (CDI)	13,304	185,528
LafargeHolcim Ltd.*	5,182	362,864
LafargeHolcim Ltd. (Registered)*	4,570	318,400
RHI AG	9,966	249,122
Sumitomo Osaka Cement Co., Ltd.	3,000	11,260
Taiheiyo Cement Corp.	37,000	122,144
Titan Cement Co. S.A.^	1,053	20,501
Vicat	290	21,724

		3,369,205
Consumer Finance - 0.3%
Acom Co., Ltd.*	3,300	15,688
AEON Financial Service Co., Ltd.	1,700	44,320
Aiful Corp.*	10,300	35,499
Cembra Money Bank AG*	7,417	453,771
Credit Saison Co., Ltd.	5,300	117,469
FlexiGroup Ltd.	74,693	166,198
Hitachi Capital Corp.	600	16,320
Hong Leong Finance Ltd.	14,000	25,988
International Personal Finance PLC	16,837	104,834
J Trust Co., Ltd.	6,600	54,017
Jaccs Co., Ltd.	74,000	355,979
Orient Corp.*	8,000	14,657

	Shares	Value
Common Stocks - (continued)
Consumer Finance - (continued)
Provident Financial PLC	4,468	$207,287

		1,612,027
Containers & Packaging - 0.4%
Amcor Ltd.	36,661	387,946
BillerudKorsnas AB	7,630	117,892
CCL Industries, Inc., Class B	696	97,888
DS Smith PLC	34,550	215,931
FP Corp.	600	19,371
Fuji Seal International, Inc.	3,200	99,052
Huhtamaki Oyj	3,814	136,193
Intertape Polymer Group, Inc.	2,867	42,533
Pact Group Holdings Ltd.	45,845	152,171
Rengo Co., Ltd.	82,000	317,688
Rexam PLC	18,341	159,277
RPC Group PLC	9,942	105,654
Smurfit Kappa Group PLC	5,302	160,507
Toyo Seikan Group Holdings Ltd.	5,500	85,811
Winpak Ltd.	1,210	41,305

		2,139,219
Distributors - 0.2%
Breville Group Ltd.	3,137	15,757
Canon Marketing Japan, Inc.	3,700	58,563
D’ieteren S.A./N.V.	8,872	326,316
Doshisha Co., Ltd.	5,600	103,959
Inchcape PLC	19,460	243,850
Jardine Cycle & Carriage Ltd.	2,222	47,987
PALTAC CORPORATION	9,100	177,306
Uni-Select, Inc.	6,551	296,141

		1,269,879
Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	1,300	35,098
Dignity PLC	591	22,568
EnerCare, Inc.	1,424	14,667
G8 Education Ltd.	24,984	62,380
InvoCare Ltd.	13,724	136,157
Navitas Ltd.	20,498	62,168
Slater & Gordon Ltd.	23,816	59,813

		392,851
Diversified Financial Services - 1.4%
Ackermans & van Haaren N.V.	607	93,354
Banca IFIS SpA	3,735	93,674
Banque Nationale de Belgique	48	164,998
Bolsas y Mercados Espanoles SHMSF S.A.	941	39,143
Callidus Capital Corp.*	16,880	179,576
Century Tokyo Leasing Corp.	600	20,364
Challenger Ltd.	22,888	120,512
Coface S.A.	37,106	368,149
Corp. Financiera Alba S.A.	1,679	78,988
Deutsche Boerse AG	5,031	459,299

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Element Financial Corp.*	10,629	$161,933
Eurazeo S.A.	832	54,391
EXOR SpA	2,589	131,181
FFP	1,031	81,628
Fimalac	68	6,029
First Pacific Co., Ltd.	34,000	27,236
Fuyo General Lease Co., Ltd.	10,100	423,907
Goldin Financial Holdings Ltd.*	60,000	48,295
GRENKELEASING AG	331	49,773
Groupe Bruxelles Lambert S.A.	2,926	243,009
HAL Trust	1,975	353,431
Heartland New Zealand Ltd.	124,536	97,621
Heritage International Holdings Ltd.*	288,000	37,150
Hong Kong Exchanges and Clearing Ltd.	26,106	707,852
IBJ Leasing Co., Ltd.	21,038	494,982
IG Group Holdings PLC	13,277	155,080
Industrivarden AB, Class A	6,357	126,319
Industrivarden AB, Class C	6,552	124,616
Investment AB Kinnevik, Class A	1,003	32,516
Investment AB Kinnevik, Class B	6,159	198,300
Investment AB Latour, Class B	1,793	53,275
Investor AB, Class A	1,980	75,086
Investor AB, Class B	13,180	511,652
Japan Exchange Group, Inc.	6,200	216,183
Japan Securities Finance Co., Ltd.	5,400	32,035
KBC Ancora	1,377	57,181
L E Lundbergforetagen AB, Class B	678	31,104
London Stock Exchange Group PLC	5,066	206,412
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,000	59,042
Onex Corp.	3,214	185,387
ORIX Corp.	47,000	702,942
Pacific Century Regional Developments Ltd.*	49,000	16,473
Pargesa Holding S.A.	70	4,738
Ricoh Leasing Co., Ltd.	3,400	108,398
Rowsley Ltd.*	222,000	22,714
Singapore Exchange Ltd.	29,600	172,412
SNS REAAL N.V.*^	2,857	—
Sofina S.A.	46	5,342
TMX Group Ltd.	425	16,079
Wendel S.A.	1,046	140,125
Wuestenrot & Wuerttembergische AG	1,177	21,717
Zenkoku Hosho Co., Ltd.	1,600	58,372

		7,869,975
Diversified Telecommunication Services - 2.3%
B Communications Ltd.	3,058	55,273
BCE, Inc.	7,239	299,531

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Bezeq The Israeli Telecommunication Corp. Ltd.	43,777	$80,906
BT Group PLC	188,943	1,369,410
Cable & Wireless Communications PLC	83,937	83,895
Chorus Ltd.*	149,066	284,200
Colt Group S.A.*	14,363	42,137
Com Hem Holding AB	5,606	49,814
Deutsche Telekom AG (Registered)	68,685	1,248,335
Elisa Oyj	4,733	160,381
Hellenic Telecommunications Organization S.A.^	4,754	35,465
HKT Trust & HKT Ltd.	87,400	106,427
Hutchison Telecommunications Hong Kong Holdings Ltd.	178,000	78,067
iiNET Ltd.	11,865	81,903
Iliad S.A.	905	216,026
Inmarsat PLC	16,498	228,617
Koninklijke KPN N.V.	92,791	369,073
M2 Group Ltd.	1,615	13,093
Manitoba Telecom Services, Inc.	700	15,609
Nippon Telegraph & Telephone Corp.	29,200	1,122,678
Orange S.A.	77,836	1,284,367
PCCW Ltd.	32,035	19,174
Proximus	4,232	160,331
Singapore Telecommunications Ltd.	174,900	522,795
Spark New Zealand Ltd.	32,757	64,411
Swisscom AG (Registered)	473	276,585
TalkTalk Telecom Group PLC	5,820	27,374
TDC A/S	20,638	156,614
Telecom Italia SpA*	278,805	371,185
Telecom Italia SpA (Retirement Savings Plan)	154,583	161,398
Telefonica Deutschland Holding AG	23,802	148,713
Telefonica S.A.	94,594	1,456,900
Telenor ASA	20,730	456,992
TeliaSonera AB	62,418	381,769
Telstra Corp. Ltd.	121,168	577,478
TELUS Corp.	5,194	178,264
TPG Telecom Ltd.	7,176	50,115
Vivendi S.A.	27,855	736,614

		12,971,919
Electric Utilities - 1.3%
Acciona S.A.	1,068	86,858
Alpiq Holding AG (Registered)*	506	42,882
AusNet Services	32,218	32,886
BKW AG	710	25,856
Cheung Kong Infrastructure Holdings Ltd.	19,000	165,312
Chubu Electric Power Co., Inc.	20,400	346,600

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
The Chugoku Electric Power Co., Inc.	9,606	$143,824
CLP Holdings Ltd.	48,500	411,971
Contact Energy Ltd.	4,950	16,277
EDP - Energias de Portugal S.A.	79,055	294,174
Electricite de France S.A.	6,345	152,053
Elia System Operator S.A./N.V.	468	19,734
Emera, Inc.	2,000	67,059
Endesa S.A.	5,606	118,549
Enel SpA	239,009	1,131,800
Fortis, Inc.	6,263	180,291
Fortum Oyj	13,650	241,299
HK Electric Investments & HK Electric Investments Ltd.(a)	61,500	42,760
Hokkaido Electric Power Co., Inc.*	3,500	42,262
Hokuriku Electric Power Co.	2,700	41,559
Iberdrola S.A.	119,652	849,237
Infratil Ltd.	24,925	53,481
The Kansai Electric Power Co., Inc.*	20,200	274,235
Kyushu Electric Power Co., Inc.*	11,700	166,016
Mighty River Power Ltd.	31,509	57,771
The Okinawa Electric Power Co., Inc.	7,250	181,404
Power Assets Holdings Ltd.	40,000	376,920
Public Power Corp. S.A.^	1,519	6,509
Red Electrica Corp. S.A.	2,540	204,216
Romande Energie Holding S.A. (Registered)	58	63,908
Shikoku Electric Power Co., Inc.	5,000	84,225
Spark Infrastructure Group	8,516	12,101
SSE PLC	30,819	728,610
Terna Rete Elettrica Nazionale SpA	36,990	173,527
Tohoku Electric Power Co., Inc.	14,000	205,545
Tokyo Electric Power Co., Inc.*	36,015	258,714
TrustPower Ltd.	2,903	15,100
Verbund AG	973	15,152

		7,330,677
Electrical Equipment - 1.0%
ABB Ltd. (Registered)*	45,759	934,605
Alstom S.A.*	6,637	196,228
Areva S.A.*	5,877	53,848
Daihen Corp.	63,000	293,910
Enerchina Holdings Ltd.*	1,817,823	124,279
Fuji Electric Co., Ltd.	24,000	99,374
Fujikura Ltd.	4,000	21,212
Furukawa Electric Co., Ltd.	14,000	23,278
Futaba Corp.	3,400	60,264
Gamesa Corp. Tecnologica S.A.	6,448	102,694
GS Yuasa Corp.	21,000	83,902
HellermannTyton Group PLC	19,048	140,180
Johnson Electric Holdings Ltd.	10,500	35,622

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Legrand S.A.	5,756	$356,451
Mabuchi Motor Co., Ltd.	2,000	119,940
Mitsubishi Electric Corp.	54,000	581,210
Nidec Corp.	5,855	524,797
Nissin Electric Co., Ltd.	8,000	48,041
Nitto Kogyo Corp.	11,500	254,421
OSRAM Licht AG	1,816	104,012
Prysmian SpA	4,606	106,308
Sanyo Denki Co., Ltd.	18,786	121,454
Schneider Electric SE	13,758	966,601
Somfy S.A.	231	72,483
Ushio, Inc.	400	4,911
Vestas Wind Systems A/S	7,159	393,167

		5,823,192
Electronic Equipment, Instruments & Components - 1.4%
Ai Holdings Corp.	2,900	47,001
Alps Electric Co., Ltd.	5,500	173,796
Amano Corp.	2,600	36,242
Anritsu Corp.	55,200	395,638
Avigilon Corp.*	1,976	24,196
Axis Communications AB	3,695	146,888
Azbil Corp.	300	7,138
Barco N.V.	1,067	70,992
Canon Electronics, Inc.	4,600	86,546
Celestica, Inc.*	1,243	16,740
Citizen Holdings Co., Ltd.	3,800	25,396
CONEXIO Corp.	5,000	59,284
Cowell e Holdings, Inc.*	95,000	63,968
Electrocomponents PLC	38,869	120,886
Enplas Corp.	1,800	72,642
Evertz Technologies Ltd.	300	3,611
FIH Mobile Ltd.	23,000	12,016
Halma PLC	13,226	156,239
Hamamatsu Photonics KK	3,400	88,640
Hexagon AB, Class B	7,968	259,145
Hirose Electric Co., Ltd.	945	113,115
Hitachi High-Technologies Corp.	1,000	23,367
Hitachi Ltd.	188,000	1,220,608
Horiba Ltd.	300	11,356
Ibiden Co., Ltd.	5,100	84,509
Ingenico Group	1,932	254,761
Iriso Electronics Co., Ltd.	600	39,856
Japan Aviation Electronics Industry Ltd.	2,044	45,584
Japan Display, Inc.*	12,700	39,465
Keyence Corp.	1,200	605,351
Kyocera Corp.	8,400	433,577
Laird PLC	11,144	68,535
Mitsumi Electric Co., Ltd.	4,900	31,205
Murata Manufacturing Co., Ltd.	5,300	787,118
Nichicon Corp.	23,700	173,501

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Nippon Chemi-Con Corp.	30,000	$81,601
Nippon Electric Glass Co., Ltd.	6,000	29,154
Nippon Signal Company Ltd.	23,300	246,926
Nohmi Bosai Ltd.	2,000	23,181
Oki Electric Industry Co., Ltd.	28,000	57,629
Omron Corp.	5,000	196,336
Oxford Instruments PLC	2,593	37,065
Premier Farnell PLC	135,500	286,723
Renishaw PLC	1,617	52,864
Ryosan Co., Ltd.	1,400	36,216
Shimadzu Corp.	7,000	104,411
Siix Corp.	5,714	139,051
Spectris PLC	3,906	119,041
Taiyo Yuden Co., Ltd.	2,500	31,377
TDK Corp.	3,200	224,448
Topcon Corp.	1,400	31,470
Truly International Holdings Ltd.	580,000	194,523
Venture Corp. Ltd.	16,000	91,793
VST Holdings Ltd.	285,028	97,432
Yaskawa Electric Corp.	5,500	65,301
Yokogawa Electric Corp.	8,000	90,012

		8,035,466
Energy Equipment & Services - 0.6%
Amec Forster Wheeler PLC	6,815	87,205
Bourbon S.A.	3,910	61,127
Calfrac Well Services Ltd.	22,569	103,395
Canadian Energy Services & Technology Corp.	13,327	66,074
Enerflex Ltd.	34,121	319,716
Ensign Energy Services, Inc.	5,392	41,985
Ezion Holdings Ltd.	17,280	10,924
Fred Olsen Energy ASA*	7,272	34,012
Hilong Holding Ltd.	130,000	33,371
Hunting PLC	55,039	441,037
Japan Drilling Co., Ltd.	100	2,603
John Wood Group PLC	10,687	104,315
Mullen Group Ltd.	7,524	110,406
Newalta Corp.	1,663	16,503
Pacc Offshore Services Holdings Ltd.	61,000	15,380
Pason Systems, Inc.	3,018	45,956
Petrofac Ltd.	6,676	91,678
Petroleum Geo-Services ASA	9,823	45,050
Precision Drilling Corp.	5,828	29,791
Prosafe SE	101,561	297,355
Saipem SpA*	7,335	64,346
SBM Offshore N.V.*	7,038	86,352
Schoeller-Bleckmann Oilfield Equipment AG	202	11,487
Seadrill Ltd.	10,883	96,968

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Secure Energy Services, Inc.	4,100	$34,131
ShawCor Ltd.	2,274	53,732
Subsea 7 S.A.*	11,275	99,242
Technip S.A.	3,240	185,501
Tecnicas Reunidas S.A.	1,516	77,651
Tenaris S.A.	13,302	168,865
TGS Nopec Geophysical Co. ASA	2,456	52,058
Transocean Ltd.	9,100	120,666
Trican Well Service Ltd.	65,455	141,380
WorleyParsons Ltd.	6,440	43,509

		3,193,771
Food & Staples Retailing - 1.8%
Aeon Co., Ltd.	20,213	309,407
Ain Pharmaciez, Inc.	1,400	66,556
Alimentation Couche-Tard, Inc., Class B	9,872	442,929
Arcs Co., Ltd.	2,918	63,991
Axfood AB	352	6,022
Belc Co., Ltd.	2,600	91,917
Booker Group PLC	21,140	59,050
Carrefour S.A.	17,331	598,476
Casino Guichard Perrachon S.A.	1,457	108,836
Cocokara fine, Inc.	9,200	345,292
Colruyt S.A.	509	24,851
Cosmos Pharmaceutical Corp.	100	12,874
CREATE SD HOLDINGS Co., Ltd.	2,300	139,973
Dairy Farm International Holdings Ltd.	4,500	37,215
Delhaize Group	2,257	204,703
Distribuidora Internacional de Alimentacion S.A.*	24,350	153,321
Empire Co., Ltd., Class A	801	54,428
FamilyMart Co., Ltd.	1,800	87,171
George Weston Ltd.	2,024	170,888
Greggs PLC	5,212	110,207
Heiwado Co., Ltd.	5,900	127,815
ICA Gruppen AB	1,371	50,329
Inageya Co., Ltd.	6,098	72,303
J Sainsbury PLC	40,332	166,723
The Jean Coutu Group PJC, Inc., Class A	254	4,024
Jeronimo Martins SGPS S.A.	4,674	69,870
Kato Sangyo Co., Ltd.	10,200	235,457
Kesko Oyj, Class A	1,178	43,002
Kesko Oyj, Class B	802	31,359
Koninklijke Ahold N.V.	23,032	461,225
Kusuri No Aoki Co., Ltd.	1,600	83,038
Lawson, Inc.	2,300	171,347
Life Corp.	1,900	58,045
Loblaw Cos. Ltd.	7,155	392,248
MARR SpA	2,713	50,537

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Matsumotokiyoshi Holdings Co., Ltd.	500	$24,174
Metcash Ltd.	361,533	305,316
METRO AG	5,238	166,382
Metro, Inc.	6,492	177,601
Mitsubishi Shokuhin Co., Ltd.	6,900	153,265
The North West Co., Inc.	5,501	116,325
Rallye S.A.	6,562	194,337
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	375	17,931
San-A Co., Ltd.	2,300	119,367
Seven & i Holdings Co., Ltd.	19,100	882,428
Shufersal Ltd.*	3,578	9,819
Sligro Food Group N.V.	1,953	75,522
Sonae SGPS S.A.	18,183	25,373
Sugi Holdings Co., Ltd.	1,300	66,314
Sundrug Co., Ltd.	1,100	64,191
Tesco PLC	274,445	923,782
Tsuruha Holdings, Inc.	1,600	140,635
UNY Group Holdings Co., Ltd.	3,900	26,977
Valor Co., Ltd.	21,100	518,580
Welcia Holdings Co., Ltd.	900	46,055
Wesfarmers Ltd.	22,310	695,473
WM Morrison Supermarkets PLC	48,460	138,010
Woolworths Ltd.	24,214	508,552
Yaoko Co., Ltd.	1,800	89,059

		10,590,897
Food Products - 2.9%
AAK AB	442	30,127
Agrana Beteiligungs AG	349	30,462
Ajinomoto Co., Inc.	14,000	322,273
Ariake Japan Co., Ltd.	800	34,674
Aryzta AG*	3,102	158,376
Associated British Foods PLC	10,211	513,721
Austevoll Seafood ASA	33,003	171,737
Australian Agricultural Co., Ltd.*	12,274	12,889
Bakkafrost P/F	14,562	444,267
Barry Callebaut AG (Registered)*	38	42,741
Bell AG (Registered)	45	117,053
Bumitama Agri Ltd.	52,000	35,153
C.P. Pokphand Co., Ltd.	317,384	44,216
Calbee, Inc.	3,200	142,831
Chia Tai Enterprises International Ltd.*	3,173	2,067
Chocoladefabriken Lindt & Sprungli AG	17	96,223
Chocoladefabriken Lindt & Sprungli AG (Registered)	4	268,442
Cloetta AB, Class B*	21,532	65,032
Dairy Crest Group PLC	49,271	444,409
Danone S.A.	12,389	844,412

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Del Monte Pacific Ltd.*	61,213	$17,000
Dydo Drinco, Inc.	100	4,181
Ebro Foods S.A.	6,384	128,230
Ezaki Glico Co., Ltd.	500	27,443
First Resources Ltd.	18,000	24,994
Fuji Oil Co., Ltd.	25,100	421,186
Fujicco Co., Ltd.	2,000	41,890
Glanbia PLC	2,208	46,399
Golden Agri-Resources Ltd.	333,000	76,661
Greencore Group PLC	19,256	95,075
Hokuto Corp.	3,200	63,977
House Foods Group, Inc.	2,400	48,564
Indofood Agri Resources Ltd.	77,000	32,920
Itoham Foods, Inc.	13,132	72,817
J-Oil Mills, Inc.	14,000	47,460
Kagome Co., Ltd.	500	8,245
Kameda Seika Co., Ltd.	200	8,394
Kerry Group PLC, Class A	2,653	202,690
Kewpie Corp.	1,000	22,640
Kikkoman Corp.	4,000	140,119
KWS Saat SE	116	37,955
Leroy Seafood Group ASA	1,715	59,284
Maple Leaf Foods, Inc.	300	5,232
Marine Harvest ASA	10,891	135,185
Maruha Nichiro Corp.	4,400	72,342
Megmilk Snow Brand Co., Ltd.	19,014	298,650
MEIJI Holdings Co., Ltd.	1,300	184,987
Mitsui Sugar Co., Ltd.	12,000	51,818
Morinaga & Co., Ltd.	32,000	139,731
Morinaga Milk Industry Co., Ltd.	95,000	388,757
Nestle S.A. (Registered)	74,341	5,662,014
NH Foods Ltd.	4,000	97,340
Nichirei Corp.	7,000	45,765
Nippon Flour Mills Co., Ltd.	73,000	486,097
Nippon Suisan Kaisha Ltd.	113,900	359,457
The Nisshin Oillio Group Ltd.	7,000	30,284
Nisshin Seifun Group, Inc.	7,090	101,748
Nissin Foods Holdings Co., Ltd.	700	31,583
Origin Enterprises PLC	5,998	50,484
Orkla ASA	22,701	182,080
Osem Investments Ltd.	1,461	30,972
Petra Foods Ltd.	5,000	10,487
Prima Meat Packers Ltd.	66,000	216,813
Raisio Oyj, Class V	10,844	49,721
Riken Vitamin Co., Ltd.	800	25,764
S Foods, Inc.	4,700	95,180
Sakata Seed Corp.	2,800	51,618
Salmar ASA	2,788	44,244
Saputo, Inc.	7,614	175,404
Schouw & Co.	3,375	184,403
Showa Sangyo Co., Ltd.	13,000	54,038

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Suedzucker AG	1,589	$26,378
SunOpta, Inc.*	3,508	37,751
Super Group Ltd.	12,000	8,814
Tate & Lyle PLC	9,708	82,564
Toyo Suisan Kaisha Ltd.	2,800	105,993
Unilever PLC	27,965	1,268,597
Vilmorin & Cie S.A.	38	3,177
Viscofan S.A.	113	6,794
Vitasoy International Holdings Ltd.	78,000	117,116
WH Group Ltd.*(a)	291,500	186,881
Wilmar International Ltd.	52,000	121,611
Yakult Honsha Co., Ltd.	2,700	179,353
Yamazaki Baking Co., Ltd.	1,000	15,965

		16,872,421
Gas Utilities - 0.4%
APA Group	38,803	258,450
Enagas S.A.	4,371	123,533
Gas Natural SDG S.A.	9,027	197,325
Hong Kong & China Gas Co., Ltd.	174,696	356,499
Osaka Gas Co., Ltd.	48,000	192,124
Rubis S.C.A.	616	44,565
Saibu Gas Co., Ltd.	33,000	78,308
Shizuoka Gas Co., Ltd.	14,700	105,479
Snam SpA	54,861	271,547
Superior Plus Corp.	45,319	393,291
Toho Gas Co., Ltd.	8,000	47,847
Tokyo Gas Co., Ltd.	59,000	318,870

		2,387,838
Health Care Equipment & Supplies - 0.8%
Ansell Ltd.	1,947	35,830
Asahi Intecc Co., Ltd.	2,800	93,789
BioMerieux	852	99,405
Biosensors International Group Ltd.*	95,300	48,406
Carl Zeiss Meditec AG	2,388	67,609
Cochlear Ltd.	785	52,614
Coloplast A/S, Class B	3,455	250,676
DiaSorin SpA	2,388	110,284
Draegerwerk AG & Co. KGaA	787	64,483
Draegerwerk AG & Co. KGaA (Preference)	178	17,926
Elekta AB, Class B	13,489	90,132
Essilor International S.A.	3,902	502,677
Fisher & Paykel Healthcare Corp. Ltd.	7,536	37,546
Fukuda Denshi Co., Ltd.	1,863	98,041
Getinge AB, Class B	4,302	106,203
GN Store Nord A/S	2,532	51,738
Hogy Medical Co., Ltd.	700	34,069
Hoya Corp.	11,800	499,830
Mani, Inc.	800	53,271

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Nagaileben Co., Ltd.	500	$10,795
Nakanishi, Inc.	1,700	67,783
Nihon Kohden Corp.	1,200	26,664
Nikkiso Co., Ltd.	3,000	29,081
Nipro Corp.	800	8,465
Olympus Corp.	5,800	222,366
Paramount Bed Holdings Co., Ltd.	4,800	143,541
Sartorius AG	480	104,024
Sartorius Stedim Biotech	198	62,128
Smith & Nephew PLC	26,793	497,127
Sonova Holding AG (Registered)	1,272	182,111
Sorin SpA*	34,803	101,052
Straumann Holding AG (Registered)	189	56,242
Sysmex Corp.	5,000	324,065
Terumo Corp.	9,400	242,786
William Demant Holding A/S*	324	24,827

		4,417,586
Health Care Providers & Services - 0.7%
Al Noor Hospitals Group PLC	2,464	36,028
Alfresa Holdings Corp.	3,200	53,697
Amplifon SpA	3,837	32,325
As One Corp.	2,700	89,132
BML, Inc.	200	6,231
Celesio AG*	1,746	51,188
Chartwell Retirement Residences	25,867	237,803
Ebos Group Ltd.	31,330	226,856
Fagron	2,140	101,101
Fresenius Medical Care AG & Co. KGaA	4,688	384,995
Fresenius SE & Co. KGaA	8,701	604,004
Japara Healthcare Ltd.	25,050	51,323
Korian S.A.	3,214	115,301
Medipal Holdings Corp.	2,900	51,682
Message Co., Ltd.	700	20,651
Metlifecare Ltd.	2,748	8,854
Miraca Holdings, Inc.	1,200	55,305
Nichii Gakkan Co.	3,600	31,556
Orpea	1,116	84,782
Primary Health Care Ltd.	22,487	75,961
Raffles Medical Group Ltd.	7,187	25,159
Ramsay Health Care Ltd.	3,292	161,681
Religare Health Trust	100,900	77,797
RHOEN-KLINIKUM AG	3,808	106,486
Ryman Healthcare Ltd.	3,931	21,935
Ship Healthcare Holdings, Inc.	17,400	369,221
Sonic Healthcare Ltd.	13,350	202,640
Summerset Group Holdings Ltd.	11,084	30,778
Suzuken Co., Ltd.	1,980	70,158
Synergy Health PLC	713	19,360
Toho Holdings Co., Ltd.	4,200	104,580
Tokai Corp./Gifu	7,000	258,203

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Town Health International Medical Group Ltd.	286,000	$64,930
UDG Healthcare PLC	6,494	50,821

		3,882,524
Health Care Technology - 0.0%†
M3, Inc.	2,800	66,059

Hotels, Restaurants & Leisure - 1.6%
Accor S.A.	3,941	194,525
Accordia Golf Co., Ltd.	7,100	74,957
Accordia Golf Trust	153,200	71,657
Ainsworth Game Technology Ltd.	3,266	7,195
Amaya, Inc.*	3,644	89,801
Ardent Leisure Group	165,614	294,317
Aristocrat Leisure Ltd.	7,483	47,093
Atom Corp.	4,200	30,205
Autogrill SpA*	6,590	59,813
Betfair Group PLC	1,410	61,257
Bwin.Party Digital Entertainment PLC	14,855	26,635
Cafe de Coral Holdings Ltd.	6,000	21,052
Carnival PLC	6,957	385,619
Colowide Co., Ltd.	3,500	54,805
Compass Group PLC	34,341	549,289
Crown Resorts Ltd.	10,577	105,867
Domino’s Pizza Enterprises Ltd.	2,058	61,147
Domino’s Pizza Group PLC	8,780	122,968
Doutor Nichires Holdings Co., Ltd.	2,700	43,498
Echo Entertainment Group Ltd.	18,462	68,059
Enterprise Inns PLC*	193,747	340,135
Euro Disney S.C.A. (Registered)*	71,968	108,934
Flight Centre Travel Group Ltd.	659	17,238
Fuji Kyuko Co., Ltd.	5,000	50,002
Fujita Kanko, Inc.	2,000	6,828
Galaxy Entertainment Group Ltd.	58,000	267,095
Genting Singapore PLC	144,000	92,611
Great Canadian Gaming Corp.*	4,004	68,049
Greene King PLC	12,730	171,635
GuocoLeisure Ltd.	13,000	8,741
HIS Co., Ltd.	800	29,154
The Hongkong & Shanghai Hotels Ltd.	26,000	34,478
Ichibanya Co., Ltd.	500	21,228
Imperial Hotel Ltd.	100	2,287
InterContinental Hotels Group PLC	6,030	253,877
The Intertain Group Ltd.*	24,112	330,835
J D Wetherspoon PLC	286	3,193
Kappa Create Holdings Co., Ltd.*	6,700	70,680
Kingston Financial Group Ltd.	142,000	51,654
Kyoritsu Maintenance Co., Ltd.	900	63,925
Ladbrokes PLC	361,968	643,365

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Macau Legend Development Ltd.*	60,000	$16,253
Mandarin Oriental International Ltd.	30,000	47,550
Marston’s PLC	205,356	500,235
McDonald’s Holdings Co. Japan Ltd.	800	17,047
Melco International Development Ltd.	21,000	36,028
Merlin Entertainments PLC(a)	29,349	190,295
MGM China Holdings Ltd.	35,600	75,587
Millennium & Copthorne Hotels PLC	4,198	36,555
Mitchells & Butlers PLC*	6,290	37,122
MOS Food Services, Inc.	2,100	44,527
NagaCorp Ltd.	486,000	396,835
Ohsho Food Service Corp.	1,504	50,500
OPAP S.A.^	8,569	60,885
Oriental Land Co., Ltd.	5,800	368,378
OUE Ltd.	21,000	29,697
Paddy Power PLC	645	57,894
Plenus Co., Ltd.	1,000	16,845
Rank Group PLC	1,756	6,705
Regal Hotels International Holdings Ltd.	52,000	30,050
Resorttrust, Inc.	600	14,843
Restaurant Brands International, Inc.*	6,560	285,303
The Restaurant Group PLC	115	1,211
Rezidor Hotel Group AB	3,130	14,344
Round One Corp.	14,866	73,193
Royal Holdings Co., Ltd.	1,600	27,972
Saizeriya Co., Ltd.	1,300	30,303
Sands China Ltd.	61,600	272,549
Shangri-La Asia Ltd.	32,000	41,278
SJM Holdings Ltd.	64,672	75,081
SKYCITY Entertainment Group Ltd.	17,155	50,371
Sodexo S.A.	1,084	101,633
SSP Group PLC	18,173	88,196
St. Marc Holdings Co., Ltd.	1,400	48,816
Tabcorp Holdings Ltd.	32,341	115,186
Tatts Group Ltd.	37,968	110,970
Thomas Cook Group PLC*	37,027	69,279
Tokyo Dome Corp.	13,000	54,772
Tokyotokeiba Co., Ltd.	9,000	21,502
Toridoll.corp	1,600	22,987
TUI AG	11,772	202,573
Whitbread PLC	4,340	351,496
William Hill PLC	21,038	132,928
Wynn Macau Ltd.	44,400	91,752
Yoshinoya Holdings Co., Ltd.	4,900	58,889
Zensho Holdings Co., Ltd.	3,600	34,897

		9,417,015
Household Durables - 1.5%
Alpine Electronics, Inc.	3,600	59,421
Barratt Developments PLC	22,189	219,875

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Bellway PLC	5,479	$206,140
Berkeley Group Holdings PLC	3,351	176,173
Bovis Homes Group PLC	48,269	860,951
Casio Computer Co., Ltd.	4,500	89,822
Chofu Seisakusho Co., Ltd.	200	4,418
Clarion Co., Ltd.	13,000	37,249
Crest Nicholson Holdings PLC	93,636	797,810
De’ Longhi	2,341	57,445
DFS Furniture PLC*	40,855	181,700
Dorel Industries, Inc., Class B	7,288	186,829
Electrolux AB	5,642	163,232
Fiskars Oyj Abp	2,910	62,309
Forbo Holding AG (Registered)*	80	98,054
Foster Electric Co., Ltd.	9,637	198,426
Fujitsu General Ltd.	4,000	56,855
Haseko Corp.	8,200	103,977
Husqvarna AB, Class A	8,933	65,263
Husqvarna AB, Class B	6,333	46,489
Iida Group Holdings Co., Ltd.	5,800	101,867
JM AB	3,818	101,734
Man Wah Holdings Ltd.	14,800	13,326
Nikon Corp.	10,200	121,351
Nobia AB	7,206	85,039
PanaHome Corp.	18,000	113,467
Panasonic Corp.	51,900	610,342
Persimmon PLC*	6,922	221,112
Pioneer Corp.*	15,600	29,212
Pressance Corp.	2,200	78,042
Redrow PLC	82,800	602,503
Rinnai Corp.	400	28,314
Sangetsu Co., Ltd.	7,156	118,001
SEB S.A.	1,468	148,990
Sekisui Chemical Co., Ltd.	9,000	100,028
Sekisui House Ltd.	16,300	242,536
Sharp Corp.*	46,000	60,890
Sony Corp.*	28,200	804,154
Starts Corp., Inc.	12,100	207,925
Sumitomo Forestry Co., Ltd.	500	5,940
Takamatsu Construction Group Co., Ltd.	2,600	54,038
Tamron Co., Ltd.	4,800	100,421
Taylor Wimpey PLC	113,351	343,863
Techtronic Industries Co., Ltd.	43,000	151,703
Token Corp.	2,710	177,393
TomTom N.V.*	5,274	57,390

		8,352,019
Household Products - 0.5%
Earth Chemical Co., Ltd.	2,600	100,520
Henkel AG & Co. KGaA	6,519	717,789
Lion Corp.	5,000	43,061

	Shares	Value
Common Stocks - (continued)
Household Products - (continued)
Pigeon Corp.	2,400	$73,126
PZ Cussons PLC	18,809	101,879
Reckitt Benckiser Group PLC	14,339	1,375,901
Svenska Cellulosa AB S.C.A., Class A	3,160	90,208
Svenska Cellulosa AB S.C.A., Class B	14,642	419,348
Unicharm Corp.	10,200	245,378

		3,167,210
Independent Power and Renewable Electricity Producers - 0.1%
Algonquin Power & Utilities Corp.	6,486	47,762
Capital Power Corp.	4,687	78,864
Drax Group PLC	7,311	34,032
EDP Renovaveis S.A.	11,312	83,350
Electric Power Development Co., Ltd.	2,800	96,840
Enel Green Power SpA	27,902	58,295
Energy World Corp. Ltd.*	63,841	15,002
Innergex Renewable Energy, Inc.	14,198	117,103
Northland Power, Inc.	180	2,212
TransAlta Corp.	11,427	72,816
TransAlta Renewables, Inc.	4,100	39,394

		645,670
Industrial Conglomerates - 1.2%
CIR-Compagnie Industriali Riunite SpA*	40,226	43,022
CK Hutchison Holdings Ltd.	56,856	844,153
Daetwyler Holding AG	334	41,563
DCC PLC	2,320	183,190
Gallant Venture Ltd.*	142,000	23,869
Hopewell Holdings Ltd.	3,500	12,055
Jardine Matheson Holdings Ltd.	11,200	607,712
Jardine Strategic Holdings Ltd.	5,600	168,448
Keihan Electric Railway Co., Ltd.	10,000	65,459
Keppel Corp. Ltd.	37,700	206,643
Koninklijke Philips N.V.	17,269	483,001
Nisshinbo Holdings, Inc.	2,000	22,180
NWS Holdings Ltd.	32,042	48,193
Rheinmetall AG	15,237	834,575
Seibu Holdings, Inc.	2,500	57,327
Sembcorp Industries Ltd.	20,600	53,747
Shun Tak Holdings Ltd.	804,000	441,810
Siemens AG (Registered)	17,155	1,846,849
Smiths Group PLC	9,825	173,097
TOKAI Holdings Corp.	2,995	12,449
Toshiba Corp.	166,000	509,141

		6,678,483
Insurance - 5.4%
Admiral Group PLC	6,681	154,405

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Aegon N.V.	53,202	$411,697
Ageas	5,648	233,976
AIA Group Ltd.	294,000	1,915,174
Allianz SE (Registered)	15,875	2,615,138
Amlin PLC	4,931	39,282
AMP Ltd.	89,356	433,739
Assicurazioni Generali SpA	46,627	923,679
Aviva PLC	137,069	1,112,260
AXA S.A.	68,059	1,804,680
Baloise Holding AG (Registered)	1,599	204,970
Beazley PLC	196,742	1,037,407
Clal Insurance Enterprises Holdings Ltd.*	11,374	199,026
CNP Assurances	8,145	137,820
The Dai-ichi Life Insurance Co., Ltd.	37,600	765,384
Delta Lloyd N.V.	7,784	139,021
Direct Line Insurance Group PLC	32,252	184,155
esure Group PLC	109,435	461,088
Euler Hermes Group	329	34,532
Fairfax Financial Holdings Ltd.	624	302,534
Gjensidige Forsikring ASA	5,777	93,170
Great-West Lifeco, Inc.	7,334	208,810
Grupo Catalana Occidente S.A.	2,102	65,608
Hannover Rueck SE	1,318	140,639
Harel Insurance Investments & Financial Services Ltd.	59,572	295,300
Helvetia Holding AG (Registered)	221	122,101
Hiscox Ltd.	11,966	172,818
Industrial Alliance Insurance & Financial Services, Inc.	2,726	92,302
Insurance Australia Group Ltd.	67,661	292,656
Intact Financial Corp.	4,419	306,387
Jardine Lloyd Thompson Group PLC	258	4,191
Just Retirement Group PLC	47,853	144,421
Lancashire Holdings Ltd.	76,531	769,107
Legal & General Group PLC	183,819	747,817
Manulife Financial Corp.	68,199	1,214,628
Mapfre S.A.	42,119	136,162
Medibank Pvt Ltd.*	70,203	107,747
Mediolanum SpA	2,092	16,838
Menorah Mivtachim Holdings Ltd.	4,176	44,097
MS&AD Insurance Group Holdings, Inc.	17,600	555,012
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,936	912,377
nib holdings Ltd.	22,426	58,628
NN Group N.V.	5,499	170,693

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Old Mutual PLC	145,658	$482,102
Phoenix Group Holdings	10,910	145,224
The Phoenix Holdings Ltd.	7,846	23,469
Power Corp. of Canada	10,952	258,868
Power Financial Corp.	5,642	150,531
Prudential PLC	57,764	1,358,871
QBE Insurance Group Ltd.	31,979	342,863
RSA Insurance Group PLC	32,385	259,759
Sampo Oyj, Class A	13,022	647,431
SCOR SE	4,936	190,438
Societa Cattolica di Assicurazioni Scarl	55,601	458,888
Sompo Japan Nipponkoa Holdings, Inc.	14,800	522,262
Sony Financial Holdings, Inc.	3,000	57,411
St. James’s Place PLC	16,435	251,082
Standard Life PLC	34,440	244,211
Steadfast Group Ltd.	67,315	80,575
Storebrand ASA*	4,565	18,498
Sun Life Financial, Inc.	21,152	694,092
Suncorp Group Ltd.	38,024	398,460
Swiss Life Holding AG (Registered)*	802	190,424
Swiss Re AG	12,504	1,131,878
T&D Holdings, Inc.	23,600	359,919
Talanx AG	2,161	69,491
Tokio Marine Holdings, Inc.	25,200	1,050,551
Topdanmark A/S*	378	10,500
Tryg A/S	364	7,379
Unipol Gruppo Finanziario SpA	5,898	31,826
UnipolSai SpA	43,146	112,882
UNIQA Insurance Group AG	873	8,295
Vaudoise Assurances Holding S.A.	403	223,493
Vienna Insurance Group AG Wiener Versicherung Gruppe	580	20,115
Zurich Insurance Group AG*	5,170	1,583,114

		31,166,378
Internet & Catalog Retail - 0.3%
AO World PLC*	20,713	40,242
ASKUL Corp.	1,400	51,075
ASOS PLC*	1,589	84,308
Belluna Co., Ltd.	9,900	59,370
Home Retail Group PLC	311,592	794,029
N Brown Group PLC	17,231	85,614
Ocado Group PLC*	8,653	53,607
Rakuten, Inc.	19,300	310,853
Start Today Co., Ltd.	600	19,250
Trade Me Group Ltd.	106	239
Yoox SpA*	1,063	36,126

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet & Catalog Retail - (continued)
Zalando SE*(a)	1,490	$51,099

		1,585,812
Internet Software & Services - 0.3%
carsales.com Ltd.	3,812	30,373
COOKPAD, Inc.	5,400	111,622
DeNa Co., Ltd.	4,000	79,583
F@N Communications, Inc.	2,200	16,745
GMO internet, Inc.	7,600	127,040
Gree, Inc.	2,000	11,768
Gurunavi, Inc.	1,800	28,723
Infomart Corp.	4,900	65,257
Internet Initiative Japan, Inc.	4,400	84,310
Just Eat PLC*	12,483	84,932
Kakaku.com, Inc.	4,900	78,031
Mixi, Inc.	1,200	52,012
Moneysupermarket.com Group PLC	22,607	103,471
NetEnt AB*	2,049	95,934
Opera Software ASA	2,978	23,813
SMS Co., Ltd.	3,900	55,276
SUNeVision Holdings Ltd.	351,000	113,192
Telecity Group PLC	3,110	53,142
United Internet AG (Registered)	3,291	163,750
Yahoo Japan Corp.	31,900	139,809
Zoopla Property Group PLC(a)	13,398	50,178

		1,568,961
IT Services - 0.8%
Altran Technologies S.A.	7,420	88,128
Amadeus IT Holding S.A., Class A	10,777	472,826
Atea ASA	27,270	237,346
Atos	1,809	138,548
Bechtle AG	1,394	119,270
Cap Gemini S.A.	3,163	304,209
CGI Group, Inc., Class A*	6,018	226,019
Computacenter PLC	23,600	279,707
Computershare Ltd.	14,197	128,860
DH Corp.	2,110	69,904
Digital Garage, Inc.	1,900	27,251
DTS Corp.	3,900	87,195
Fujitsu Ltd.	56,000	294,068
IRESS Ltd.	6,581	50,261
IT Holdings Corp.	2,300	52,722
Itochu Techno-Solutions Corp.	1,200	28,059
NEC Networks & System Integration Corp.	8,900	186,627
NET One Systems Co., Ltd.	8,000	49,203
Nihon Unisys Ltd.	13,500	144,267
Nomura Research Institute Ltd.	1,500	61,625
NS Solutions Corp.	1,500	59,264
NTT Data Corp.	4,700	224,957
Obic Co., Ltd.	2,100	99,835
Optimal Payments PLC*	10,625	43,772

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Otsuka Corp.	900	$47,290
Quindell PLC*^	172,604	336,012
SCSK Corp.	400	14,335
Sopra Steria Group	4,829	464,173
Tieto Oyj	219	5,638
TKC Corp.	1,800	51,867
Transcosmos, Inc.	2,100	55,595
Wirecard AG	997	39,765

		4,488,598
Leisure Products - 0.2%
Amer Sports Oyj	1,390	40,712
Bandai Namco Holdings, Inc.	6,100	135,348
BRP, Inc.*	764	16,531
Fields Corp.	2,200	35,514
Haier Healthwise Holdings Ltd.*	358,000	30,017
Heiwa Corp.	5,950	130,771
Mizuno Corp.	4,000	19,178
Sankyo Co., Ltd.	900	34,214
Sega Sammy Holdings, Inc.	5,800	72,515
Shimano, Inc.	1,900	263,925
Tomy Co., Ltd.	3,700	20,427
Universal Entertainment Corp.	3,200	80,455
Yamaha Corp.	4,600	108,452

		988,059
Life Sciences Tools & Services - 0.1%
Gerresheimer AG	2,774	205,069
Lonza Group AG (Registered)*	2,028	295,622
MorphoSys AG*	284	23,085
QIAGEN N.V.*	4,700	131,506

		655,282
Machinery - 2.6%
Aalberts Industries N.V.	6,021	190,123
Aida Engineering Ltd.	9,500	91,093
Alfa Laval AB	9,965	184,417
Amada Holdings Co., Ltd.	8,000	78,454
ANDRITZ AG	2,652	149,082
Asahi Diamond Industrial Co., Ltd.	2,500	23,972
Atlas Copco AB, Class A	10,751	295,623
Atlas Copco AB, Class B	11,280	278,731
ATS Automation Tooling Systems, Inc.*	5,484	68,078
Bodycote PLC	15,088	161,047
Bucher Industries AG (Registered)	566	138,629
Burckhardt Compression Holding AG	141	53,621
Cargotec Oyj, Class B	613	21,402
CKD Corp.	25,500	253,158
Construcciones y Auxiliar de Ferrocarriles S.A.	613	175,414
COSCO Corp. Singapore Ltd.	202,000	57,575

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Daifuku Co., Ltd.	4,800	$69,465
Danieli & C Officine Meccaniche SpA	3,394	71,772
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	10,449	165,896
DMG Mori AG	1,007	37,049
DMG Mori Co., Ltd.	2,000	30,865
Duerr AG	190	15,744
Ebara Corp.	6,000	27,265
FANUC Corp.	5,400	901,344
Fincantieri SpA*	92,583	74,058
Fuji Machine Manufacturing Co., Ltd.	8,800	83,955
Fujitec Co., Ltd.	3,000	31,115
Furukawa Co., Ltd.	18,000	35,159
GEA Group AG	4,279	182,251
Georg Fischer AG (Registered)	156	104,530
Glory Ltd.	2,000	58,275
Harmonic Drive Systems, Inc.	1,500	22,434
Hino Motors Ltd.	5,000	64,853
Hitachi Construction Machinery Co., Ltd.	5,100	85,003
Hitachi Koki Co., Ltd.	600	4,867
Hitachi Zosen Corp.	8,000	42,165
Hoshizaki Electric Co., Ltd.	1,300	77,646
IHI Corp.	47,000	187,021
IMI PLC	2,363	39,124
Industria Macchine Automatiche SpA	1,057	55,121
Interpump Group SpA	5,865	100,245
Iseki & Co., Ltd.	13,000	23,819
The Japan Steel Works Ltd.	3,000	11,138
JTEKT Corp.	4,600	79,566
Kawasaki Heavy Industries Ltd.	47,000	206,368
KION Group AG*	355	16,295
Kitz Corp.	45,200	206,856
Komatsu Ltd.	34,500	639,069
Komori Corp.	23,200	258,600
Kone Oyj, Class B	8,556	360,730
Konecranes Oyj	2,579	80,268
Krones AG	627	72,772
Kubota Corp.	28,087	481,398
KUKA AG	799	68,909
Kurita Water Industries Ltd.	3,400	74,397
Makita Corp.	3,300	182,453
MAN SE	1,548	162,245
Max Co., Ltd.	1,000	10,824
Meidensha Corp.	93,000	312,264
Melrose Industries PLC	7,409	32,003
Metka S.A.^	8,753	62,034
Metso Oyj	3,481	96,188
Minebea Co., Ltd.	6,000	94,096

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Mitsubishi Heavy Industries Ltd.	83,119	$440,233
Mitsui Engineering & Shipbuilding Co., Ltd.	7,000	12,204
Miura Co., Ltd.	3,300	35,905
Nabtesco Corp.	2,300	50,624
Nachi-Fujikoshi Corp.	9,000	44,965
Namura Shipbuilding Co., Ltd.	26,239	228,303
NGK Insulators Ltd.	8,000	205,335
Nitta Corp.	900	23,064
NKT Holding A/S	8,609	485,292
NSK Ltd.	10,400	134,475
NTN Corp.	9,000	51,213
Obara Group, Inc.	1,400	65,200
OC Oerlikon Corp. AG (Registered)*	11,219	138,326
Oiles Corp.	1,020	16,540
OKUMA Corp.	12,000	116,518
OSG Corp.	1,500	32,011
Palfinger AG	794	24,563
Rational AG	283	111,233
Rotork PLC	10,820	36,116
Ryobi Ltd.	37,000	151,410
Sandvik AB	26,759	272,102
Schindler Holding AG	1,412	228,747
Schindler Holding AG (Registered)	949	155,023
Sembcorp Marine Ltd.	29,000	55,317
Semperit AG Holding	2,801	117,026
Shima Seiki Manufacturing Ltd.	900	14,042
Shinmaywa Industries Ltd.	11,000	111,514
SKF AB, Class A	1,368	26,848
SKF AB, Class B	8,873	174,658
SMC Corp.	1,400	355,495
Spirax-Sarco Engineering PLC	2,056	106,390
Star Micronics Co., Ltd.	5,200	79,661
Sulzer AG (Registered)	242	24,978
Sumitomo Heavy Industries Ltd.	8,000	40,421
Tadano Ltd.	1,000	16,143
Takeuchi Manufacturing Co., Ltd.	1,700	104,694
Takuma Co., Ltd.	13,181	85,962
THK Co., Ltd.	2,500	48,509
Toshiba Machine Co., Ltd.	65,245	253,302
Trelleborg AB, Class B	5,977	103,922
Tsubakimoto Chain Co.	9,000	76,855
Union Tool Co.	500	14,831
Vallourec S.A.	3,898	64,450
Vesuvius PLC	84,387	538,727
Volvo AB, Class A	1,011	12,014
Volvo AB, Class B	39,636	471,912
Wartsila Oyj Abp	4,937	228,113
The Weir Group PLC	6,440	154,463

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Yangzijiang Shipbuilding Holdings Ltd.	19,000	$17,913
Zardoya Otis S.A.*^	264	2,914
Zardoya Otis S.A.	6,623	73,101

		14,753,510
Marine - 0.4%
AP Moeller - Maersk A/S, Class A	96	159,490
AP Moeller - Maersk A/S, Class B	190	325,503
D/S Norden A/S*	10,382	273,633
Dfds A/S	2,286	315,810
Iino Kaiun Kaisha Ltd.	4,300	20,720
Kawasaki Kisen Kaisha Ltd.	12,000	26,829
Kuehne + Nagel International AG (Registered)	1,272	176,553
Mitsui OSK Lines Ltd.	37,000	111,094
Neptune Orient Lines Ltd.*	11,000	7,476
Nippon Yusen KK	50,000	136,809
NS United Kaiun Kaisha Ltd.	16,000	36,160
Orient Overseas International Ltd.	1,000	4,941
Pacific Basin Shipping Ltd.	781,000	268,987
SITC International Holdings Co., Ltd.	95,000	54,410
Stolt-Nielsen Ltd.	14,942	242,635
Wilh Wilhelmsen Holding ASA, Class A	3,116	67,465
Wilh Wilhelmsen Holding ASA, Class B	3,039	64,116

		2,292,631
Media - 1.9%
Aimia, Inc.	3,183	34,596
Altice S.A.*	2,058	261,485
Amalgamated Holdings Ltd.	8,073	74,698
APN News & Media Ltd.*	168,362	88,400
Asatsu-DK, Inc.	4,100	92,262
Asian Pay Television Trust	195,100	119,059
Atresmedia Corp. de Medios de Comunicacion S.A.	3,386	51,102
Axel Springer SE	507	28,546
Cineplex, Inc.	714	26,146
Cineworld Group PLC	19,440	155,169
Cogeco Cable, Inc.	738	41,519
Cogeco, Inc.	1,210	54,345
Corus Entertainment, Inc., Class B	30,318	327,428
CTS Eventim AG & Co. KGaA	4,192	158,931
CyberAgent, Inc.	1,100	47,411
Daiichikosho Co., Ltd.	300	11,804
Daily Mail & General Trust PLC, Class A	8,809	110,384
Dentsu, Inc.	6,800	385,843
Entertainment One Ltd.	15,201	79,158
Euromoney Institutional Investor PLC	3,489	56,787

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Eutelsat Communications S.A.	3,843	$117,825
Fairfax Media Ltd.	166,362	103,843
Fuji Media Holdings, Inc.	1,200	15,507
GFK SE	5,044	216,227
Hakuhodo DY Holdings, Inc.	1,900	21,270
Havas S.A.	14,494	125,387
Informa PLC	16,311	151,702
ITV PLC	98,935	433,367
JCDecaux S.A.	496	19,101
Kabel Deutschland Holding AG*	276	37,660
Kinepolis Group N.V.	1,030	41,844
Lagardere S.C.A.	109	3,277
Mediaset Espana Comunicacion S.A.	9,296	117,548
Mediaset SpA	11,276	57,483
Metropole Television S.A.	2,968	60,370
Modern Times Group MTG AB, Class B	2,186	62,403
Nippon Television Holdings, Inc.	1,500	28,294
NOS SGPS S.A.	7,692	65,574
Numericable-SFR SAS*	2,128	116,721
Pearson PLC	22,184	416,456
ProSiebenSat.1 Media SE	5,473	281,481
Publicis Groupe S.A.	4,630	352,660
Quebecor, Inc., Class B	196	4,660
REA Group Ltd.	912	29,073
RELX N.V.	17,390	291,466
RELX PLC	18,072	315,291
Rightmove PLC	3,828	217,678
RTL Group S.A.	774	70,969
Sanoma Oyj	23,042	84,775
Schibsted ASA, Class A	2,672	93,615
SES S.A. (FDR)	9,025	280,841
Seven West Media Ltd.	361,336	240,139
Shaw Communications, Inc., Class B	11,515	245,621
Shochiku Co., Ltd.	3,000	24,650
Singapore Press Holdings Ltd.	49,000	149,689
Sky Network Television Ltd.	7,095	28,845
SKY Perfect JSAT Holdings, Inc.	6,800	34,193
Sky PLC	30,691	545,984
Societe Television Francaise 1	1,850	32,050
Southern Cross Media Group Ltd.	150,074	106,350
Tamedia AG (Registered)	1,004	172,783
Technicolor S.A. (Registered)	100,066	796,128
Telenet Group Holding N.V.*	2,131	120,924
Television Broadcasts Ltd.	2,700	14,280
Thomson Reuters Corp.	10,530	428,582
Toei Co., Ltd.	13,000	93,176
Toho Co., Ltd.	4,100	97,160

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Tokyo Broadcasting System Holdings, Inc.	3,400	$49,616
TV Asahi Holdings Corp.	3,100	48,641
Village Roadshow Ltd.	17,182	81,131
Wolters Kluwer N.V.	7,849	261,720
Wowow, Inc.	2,456	72,157
WPP PLC	34,783	797,899

		10,881,159
Metals & Mining - 3.3%
Acacia Mining PLC	50,320	188,537
Acerinox S.A.	7,890	96,762
Agnico Eagle Mines Ltd.	6,994	155,583
Aichi Steel Corp.	65,000	284,878
Alamos Gold, Inc., Class A*	13,050	42,632
Alumina Ltd.	89,081	97,144
AMAG Austria Metall AG(a)	2,064	76,793
Anglo American PLC	47,241	598,013
Antofagasta PLC	10,907	96,505
APERAM S.A.*	1,892	70,226
ArcelorMittal	28,326	258,505
Asahi Holdings, Inc.	8,500	128,774
Aurubis AG	189	11,374
B2Gold Corp.*	51,547	56,264
Barrick Gold Corp.	23,312	165,753
Bekaert S.A.	12,770	375,298
BHP Billiton Ltd.	68,673	1,333,874
BHP Billiton PLC	45,076	831,783
BlueScope Steel Ltd.	226,095	602,699
Boliden AB	8,561	159,032
Centamin PLC	408,086	352,797
Centerra Gold, Inc.	18,095	90,965
China Gold International Resources Corp. Ltd.*	44,670	61,462
Daido Steel Co., Ltd.	5,000	18,968
Detour Gold Corp.*	5,025	49,016
Dominion Diamond Corp.	9,040	113,126
Dowa Holdings Co., Ltd.	4,000	38,032
Eldorado Gold Corp.	15,211	52,615
Eramet*	186	12,330
Evraz PLC*	15,815	24,877
First Quantum Minerals Ltd.	19,083	153,286
Fortescue Metals Group Ltd.	40,097	54,621
Franco-Nevada Corp.	5,015	204,694
Fresnillo PLC	3,538	35,721
Glencore PLC*	372,352	1,208,595
Goldcorp, Inc.	19,757	265,006
G-Resources Group Ltd.	653,398	19,048
Hitachi Metals Ltd.	6,040	89,946
HudBay Minerals, Inc.	4,453	28,855
IAMGOLD Corp.*	157,107	240,319
Iluka Resources Ltd.	15,021	86,922

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Imperial Metals Corp.*	3,680	$22,630
Independence Group NL	84,215	233,768
JFE Holdings, Inc.	18,800	352,875
KAZ Minerals PLC*	18,115	45,767
Kinross Gold Corp.*	40,324	74,390
Kobe Steel Ltd.	84,000	130,175
Kyoei Steel Ltd.	4,400	76,319
Labrador Iron Ore Royalty Corp.	579	6,022
Lonmin PLC*	53,306	43,380
Lucara Diamond Corp.	64,441	99,068
Lundin Mining Corp.*	7,758	28,147
Maruichi Steel Tube Ltd.	1,000	25,788
Mitsubishi Materials Corp.	39,000	141,337
Mitsui Mining & Smelting Co., Ltd.	30,000	73,853
Mytilineos Holdings S.A.*^	38,996	205,414
Nakayama Steel Works Ltd.*	34,000	24,424
Nevsun Resources Ltd.	54,195	174,964
New Gold, Inc.*	9,708	21,566
Newcrest Mining Ltd.*	16,732	138,476
Nippon Light Metal Holdings Co., Ltd.	209,000	347,504
Nippon Steel & Sumitomo Metal Corp.	329,105	778,568
Nisshin Steel Co., Ltd.	4,900	56,833
Norsk Hydro ASA	38,363	143,799
Northern Star Resources Ltd.	212,911	325,210
NOVAGOLD Resources, Inc.*	18,000	55,344
Nyrstar N.V.*	104,761	309,387
OceanaGold Corp.*	1,000	1,737
Osaka Steel Co., Ltd.	1,700	28,156
OSAKA Titanium Technologies Co., Ltd.	1,000	26,151
Outokumpu Oyj*	8,221	38,257
OZ Minerals Ltd.	32,294	88,220
Pan American Silver Corp.	10,166	63,686
Petra Diamonds Ltd.*	16,906	39,652
Polymetal International PLC	6,154	43,503
Polyus Gold International Ltd.	13,384	36,863
Pretium Resources, Inc.*	8,692	43,629
Randgold Resources Ltd.	2,757	166,155
Rio Tinto Ltd.	12,242	475,207
Rio Tinto PLC	41,743	1,619,705
Salzgitter AG	2,198	78,961
Sandfire Resources NL	55,136	243,744
Sanyo Special Steel Co., Ltd.	74,000	325,518
SEMAFO, Inc.*	17,791	38,975
Sherritt International Corp.	119,513	123,100
Silver Wheaton Corp.	8,701	114,502
Sims Metal Management Ltd.	11,213	77,896
Sirius Resources NL*	24,327	53,236

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
SSAB AB, Class A*	14,585	$69,903
SSAB AB, Class B*	11,270	47,115
Sumitomo Metal Mining Co., Ltd.	15,000	202,127
Tahoe Resources, Inc.	4,254	34,792
Teck Resources Ltd., Class B	20,003	148,068
ThyssenKrupp AG	12,802	326,521
Toho Titanium Co., Ltd.*	5,700	73,841
Toho Zinc Co., Ltd.	37,000	104,524
Tokyo Steel Manufacturing Co., Ltd.	37,400	256,588
Topy Industries Ltd.	81,000	190,904
Torex Gold Resources, Inc.*	52,463	45,166
Toyo Kohan Co., Ltd.	12,000	54,336
Turquoise Hill Resources Ltd.*	16,776	57,384
UACJ Corp.	98,000	231,761
Vedanta Resources PLC	1,197	7,459
voestalpine AG	3,683	159,023
Western Areas Ltd.	79,247	180,405
Yamana Gold, Inc.	30,492	60,705
Yamato Kogyo Co., Ltd.	200	4,701
Yodogawa Steel Works Ltd.	14,000	58,646

		18,807,460
Multiline Retail - 0.6%
Canadian Tire Corp. Ltd., Class A	1,929	193,337
Debenhams PLC	445,004	610,056
Dollarama, Inc.	4,492	268,805
Don Quijote Holdings Co., Ltd.	3,400	145,171
Fuji Co., Ltd.	800	17,873
H2O Retailing Corp.	1,815	37,986
Harvey Norman Holdings Ltd.	5,640	18,472
Hudson’s Bay Co.	4,000	81,479
Isetan Mitsukoshi Holdings Ltd.	10,800	196,918
Izumi Co., Ltd.	700	32,713
J Front Retailing Co., Ltd.	7,600	143,112
Kintetsu Department Store Co., Ltd.*	18,000	49,397
Lifestyle International Holdings Ltd.	4,000	6,512
Marks & Spencer Group PLC	40,232	341,534
Marui Group Co., Ltd.	5,500	77,110
Matsuya Co., Ltd.	1,500	28,222
Myer Holdings Ltd.	158,394	146,559
Next PLC	3,808	474,796
Parco Co., Ltd.	1,700	16,905
Ryohin Keikaku Co., Ltd.	500	106,824
Sears Canada, Inc.*	5,515	31,794
Seria Co., Ltd.	1,200	54,143
Takashimaya Co., Ltd.	11,000	105,388
The Warehouse Group Ltd.	5,317	9,077

		3,194,183
Multi-Utilities - 1.1%
A2A SpA	25,745	33,052
ACEA SpA	3,890	51,531
AGL Energy Ltd.	15,605	191,145

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - (continued)
Atco Ltd., Class I	1,916	$57,806
Canadian Utilities Ltd., Class A	4,756	134,314
Centrica PLC	176,595	734,411
DUET Group	14,729	23,796
DUET Group^	5,474	8,843
E.ON SE	69,611	923,686
Engie	55,545	1,073,035
Hera SpA	8,603	21,843
Iren SpA	194,356	284,952
Just Energy Group, Inc.	10,900	58,985
National Grid PLC	88,712	1,180,990
REN - Redes Energeticas Nacionais SGPS S.A.	50,520	152,325
RWE AG	14,101	295,231
RWE AG (Non-Voting) (Preference)	1,032	16,539
Suez Environnement Co.	6,405	123,522
Telecom Plus PLC	24,560	465,276
Veolia Environnement S.A.	10,249	230,152

		6,061,434
Oil, Gas & Consumable Fuels - 5.6%
Advantage Oil & Gas Ltd.*	22,060	121,072
Africa Oil Corp.*	39,060	59,448
AltaGas Ltd.	4,095	112,688
ARC Resources Ltd.	9,536	143,449
Athabasca Oil Corp.*	28,270	32,813
Avance Gas Holding Ltd.(a)	2,772	46,548
AWE Ltd.*	19,364	17,917
Bankers Petroleum Ltd.*	9,664	18,942
Baytex Energy Corp.	4,148	35,902
Beach Energy Ltd.	373,051	267,101
BG Group PLC	77,809	1,326,524
Birchcliff Energy Ltd.*	1,929	8,778
Bonavista Energy Corp.	76,166	286,878
Bonterra Energy Corp.	10,588	196,142
BP PLC	626,242	3,864,538
Brightoil Petroleum Holdings Ltd.*	160,147	58,669
BW LPG Ltd.(a)	31,866	262,451
Cairn Energy PLC*	15,802	39,800
Caltex Australia Ltd.	2,755	69,899
Cameco Corp.	10,105	139,503
Canadian Natural Resources Ltd.	24,230	594,505
Canadian Oil Sands Ltd.	13,448	77,114
Cardinal Energy Ltd.	18,768	176,002
Cenovus Energy, Inc.	22,926	335,885
Cosmo Oil Co., Ltd.*	284,000	460,745
Crescent Point Energy Corp.	11,587	176,439
Crew Energy, Inc.*	7,783	28,716
Delek Group Ltd.	19	5,628
Det Norske Oljeselskap ASA*	1,072	6,607
DNO ASA*	5,536	5,172

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Dragon Oil PLC	12,456	$142,478
Enbridge Income Fund Holdings, Inc.	521	13,808
Enbridge, Inc.	19,103	837,128
Encana Corp.	33,149	253,277
Energy Resources of Australia Ltd.*	1,430	399
Enerplus Corp.	6,241	39,865
Eni SpA	93,037	1,640,559
ERG SpA	11,889	154,737
Euronav N.V.	7,264	111,556
Freehold Royalties Ltd.	6,773	67,472
Galp Energia SGPS S.A.	10,129	118,065
Gaztransport Et Technigaz S.A.	78	4,787
Genel Energy PLC*	1,199	6,951
Gibson Energy, Inc.	1,301	19,281
Hellenic Petroleum S.A.*^	2,655	11,304
Hoegh LNG Holdings Ltd.	387	6,213
Husky Energy, Inc.	1,842	33,811
Idemitsu Kosan Co., Ltd.	4,100	75,484
Imperial Oil Ltd.	8,154	303,295
Inpex Corp.	24,500	267,059
Inter Pipeline Ltd.	6,409	134,786
Itochu Enex Co., Ltd.	8,300	81,530
James Fisher & Sons PLC	4,278	74,369
Japan Petroleum Exploration Co., Ltd.	200	6,271
JX Holdings, Inc.	68,100	290,825
Kelt Exploration Ltd.*	5,800	32,144
Keyera Corp.	4,042	133,537
Koninklijke Vopak N.V.	2,062	108,442
Liquefied Natural Gas Ltd.*	33,534	78,802
Lundin Petroleum AB*	2,324	33,903
MEG Energy Corp.*	3,480	37,503
Motor Oil Hellas Corinth Refineries S.A.*^	25,971	200,835
Naphtha Israel Petroleum Corp. Ltd.*	5,509	37,318
Neste Oyj	3,273	91,525
New Hope Corp. Ltd.	2,558	3,588
NewOcean Energy Holdings Ltd.	286,000	127,647
Nippon Gas Co., Ltd.	2,000	66,347
Nostrum Oil & Gas PLC	4,768	38,542
NuVista Energy Ltd.*	8,513	34,485
OMV AG	5,393	144,344
Ophir Energy PLC*	44,047	79,939
Origin Energy Ltd.	32,244	268,513
Pacific Rubiales Energy Corp.	99,735	279,821
Painted Pony Petroleum Ltd.*	7,575	40,992
Paramount Resources Ltd., Class A*	1,591	24,092
Parex Resources, Inc.*	7,102	47,221
Parkland Fuel Corp.	6,533	119,617
Paz Oil Co., Ltd.	140	22,445
Pembina Pipeline Corp.	8,375	245,080

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Pengrowth Energy Corp.	219,915	$353,297
Penn West Petroleum Ltd.	204,349	281,167
Peyto Exploration & Development Corp.	5,568	121,123
PrairieSky Royalty Ltd.	4,099	84,598
Premier Oil PLC*	16,275	34,007
Raging River Exploration, Inc.*	10,400	63,234
Repsol S.A.	26,078	440,828
Royal Dutch Shell PLC, Class A	136,541	3,920,529
Royal Dutch Shell PLC, Class B	80,877	2,348,110
San-Ai Oil Co., Ltd.	10,000	69,817
Santos Ltd.	27,381	148,794
Saras SpA*	69,316	157,456
Showa Shell Sekiyu KK	10,200	95,912
Soco International PLC	87,009	214,529
Spartan Energy Corp.*	29,433	58,597
Statoil ASA	38,827	660,105
Suncor Energy, Inc.	31,641	896,003
Surge Energy, Inc.	88,147	160,581
TonenGeneral Sekiyu KK	12,000	120,199
TORC Oil & Gas Ltd.	42,988	233,287
Total Gabon	124	30,018
TOTAL S.A.	82,290	4,098,134
Tourmaline Oil Corp.*	3,573	88,820
TransCanada Corp.	15,518	606,311
Trilogy Energy Corp.	27,186	96,126
Tullow Oil PLC	19,976	76,653
United Energy Group Ltd.*	204,000	24,736
Veresen, Inc.	7,831	89,088
Vermilion Energy, Inc.	2,352	79,548
Washington H Soul Pattinson & Co., Ltd.	3,833	38,562
Whitecap Resources, Inc.	10,340	90,608
Whitehaven Coal Ltd.*	74,920	66,021
Woodside Petroleum Ltd.	18,473	483,615

		32,298,280
Paper & Forest Products - 0.4%
Canfor Corp.*	300	5,486
Canfor Pulp Products, Inc.	8,058	77,548
Daio Paper Corp.	3,745	42,711
Hokuetsu Kishu Paper Co., Ltd.	61,700	368,522
Holmen AB, Class B	194	5,570
Interfor Corp.*	23,556	292,605
KuangChi Science Ltd.*	55,000	14,047
Metsa Board Oyj	6,595	47,289
Mondi PLC	11,990	288,140
Nippon Paper Industries Co., Ltd.	4,700	77,161
Norbord, Inc.	5,034	98,169
Oji Holdings Corp.	30,000	131,240
Portucel S.A.	58,018	222,750

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - (continued)
Stella-Jones, Inc.	2,228	$76,022
Stora Enso Oyj, Class R	16,970	160,400
UPM-Kymmene Oyj	13,443	249,522
West Fraser Timber Co., Ltd.	2,882	127,491

		2,284,673
Personal Products - 0.7%
Beiersdorf AG	2,679	230,339
Dr Ci:Labo Co., Ltd.	1,800	33,023
Euglena Co., Ltd.*	3,900	55,559
Fancl Corp.	2,500	38,682
Kao Corp.	9,400	477,303
Kobayashi Pharmaceutical Co., Ltd.	1,200	94,241
Kose Corp.	200	19,468
L’Oreal S.A.	5,319	1,001,095
Mandom Corp.	1,300	53,828
Milbon Co., Ltd.	2,440	96,600
Noevir Holdings Co., Ltd.	1,900	43,200
Pola Orbis Holdings, Inc.	900	55,063
Shiseido Co., Ltd.	9,400	227,650
Unilever N.V. (CVA)	38,171	1,721,089

		4,147,140
Pharmaceuticals - 6.4%
Almirall S.A.	5,963	117,863
Astellas Pharma, Inc.	59,000	889,084
AstraZeneca PLC	27,768	1,871,941
Bayer AG (Registered)	18,499	2,744,907
BTG PLC*	7,934	80,972
Chugai Pharmaceutical Co., Ltd.	5,200	189,289
Concordia Healthcare Corp.	1,317	105,394
Cosmo Pharmaceuticals S.A.*	286	49,130
Daiichi Sankyo Co., Ltd.	16,800	344,285
Dechra Pharmaceuticals PLC	5,318	81,701
Eisai Co., Ltd.	7,000	457,363
Galenica AG (Registered)	106	121,430
GlaxoSmithKline PLC	106,724	2,324,938
GW Pharmaceuticals PLC*	6,644	62,830
H Lundbeck A/S*	500	11,890
Haw Par Corp. Ltd.	3,200	20,627
Hikma Pharmaceuticals PLC	2,711	101,321
Hisamitsu Pharmaceutical Co., Inc.	1,200	43,682
Hutchison China MediTech Ltd.*	1,807	49,135
Indivior PLC*	242,328	997,567
Ipsen S.A.	2,653	171,532
JCR Pharmaceuticals Co., Ltd.	600	13,773
Kaken Pharmaceutical Co., Ltd.	1,000	37,330
Kissei Pharmaceutical Co., Ltd.	1,400	34,295
KYORIN Holdings, Inc.	1,000	19,509
Kyowa Hakko Kirin Co., Ltd.	9,000	146,592
Meda AB, Class A	5,406	88,761
Merck KGaA	3,760	384,765
Mitsubishi Tanabe Pharma Corp.	4,600	76,707

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Mochida Pharmaceutical Co., Ltd.	500	$27,765
Nichi-iko Pharmaceutical Co., Ltd.	5,700	196,219
Nippon Shinyaku Co., Ltd.	2,000	66,831
Novartis AG (Registered)	62,895	6,570,240
Novo Nordisk A/S, Class B	43,569	2,570,188
Ono Pharmaceutical Co., Ltd.	2,200	265,467
Orion Oyj, Class A	1,866	77,745
Orion Oyj, Class B	1,450	60,925
Otsuka Holdings Co., Ltd.	9,500	341,446
Recordati SpA	2,678	67,135
Roche Holding AG	16,640	4,830,284
Rohto Pharmaceutical Co., Ltd.	1,000	17,757
Sanofi S.A.	26,839	2,905,111
Santen Pharmaceutical Co., Ltd.	9,500	139,937
Sawai Pharmaceutical Co., Ltd.	700	42,883
Seikagaku Corp.	1,800	27,473
Shionogi & Co., Ltd.	7,800	311,320
Shire PLC	13,104	1,161,491
Stada Arzneimittel AG	21,934	849,031
Sumitomo Dainippon Pharma Co., Ltd.	3,800	45,485
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	94,128
Takeda Pharmaceutical Co., Ltd.	15,700	790,734
Teva Pharmaceutical Industries Ltd.	22,525	1,583,305
Torii Pharmaceutical Co., Ltd.	700	18,052
Towa Pharmaceutical Co., Ltd.	900	68,937
Tsumura & Co.	900	18,902
UCB S.A.	3,244	252,538
The United Laboratories International Holdings Ltd.*	18,000	10,866
Valeant Pharmaceuticals International, Inc.*	7,292	1,879,514
Virbac S.A.	281	67,060
ZERIA Pharmaceutical Co., Ltd.	3,100	45,388

		37,042,770
Professional Services - 0.7%
Adecco S.A. (Registered)*	3,506	294,203
AF AB, Class B	8,402	118,308
ALS Ltd.	154,394	607,713
Applus Services S.A.	31,055	349,973
Bureau Veritas S.A.	5,836	137,179
Capita PLC	18,145	369,231
Experian PLC	28,811	539,964
Hays PLC	26,200	68,156
Intertek Group PLC	4,045	154,460
McMillan Shakespeare Ltd.	10,384	108,663
Meitec Corp.	2,400	94,919
Morneau Shepell, Inc.	3,100	39,317
Nihon M&A Center, Inc.	2,700	111,361

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Professional Services - (continued)
Randstad Holding N.V.	3,408	$234,731
Recruit Holdings Co., Ltd.	1,900	59,962
SAI Global Ltd.	14,655	48,321
Seek Ltd.	7,421	82,289
SGS S.A. (Registered)	142	272,594
Stantec, Inc.	2,156	60,274
Teleperformance	821	61,319
Temp Holdings Co., Ltd.	1,900	78,672
Veda Group Ltd.	18,430	33,159
WS Atkins PLC	3,296	80,854
Yumeshin Holdings Co., Ltd.	7,500	49,155

		4,054,777
Real Estate Investment Trusts (REITs) - 2.1%
Abacus Property Group	68,219	155,801
Activia Properties, Inc.	5	42,052
Advance Residence Investment Corp.	41	89,515
AEON REIT Investment Corp.	56	67,347
AIMS AMP Capital Industrial REIT	78,000	85,508
Allied Properties Real Estate Investment Trust	122	3,415
Altarea S.C.A.	26	4,453
Argosy Property Ltd.	33,603	24,890
Artis Real Estate Investment Trust	18,110	183,195
Ascendas Real Estate Investment Trust	74,000	130,878
Ascott Residence Trust	21,600	19,733
Beni Stabili SpA SIIQ	50,234	39,961
Big Yellow Group PLC	5,819	63,972
Boardwalk Real Estate Investment Trust	307	13,583
The British Land Co. PLC	21,594	283,395
Brookfield Canada Office Properties	200	3,989
BWP Trust	20,265	50,151
Cache Logistics Trust	25,000	19,733
Cambridge Industrial Trust	198,762	97,326
Canadian Apartment Properties REIT	444	9,566
Canadian Real Estate Investment Trust	100	3,268
CapitaLand Commercial Trust	58,000	60,403
CapitaMall Trust	86,000	125,703
CapitaRetail China Trust	37,540	43,622
CDL Hospitality Trusts	4,000	4,560
Champion REIT	51,000	28,288
Charter Hall Group	13,598	47,232
Charter Hall Retail REIT	38,000	120,272
Comforia Residential REIT, Inc.	49	94,405
Cominar Real Estate Investment Trust, Class U	1,600	21,621
Crombie Real Estate Investment Trust	1,400	13,624
Cromwell Property Group	367,853	301,198

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Daiwa House REIT Investment Corp.	4	$15,788
Daiwa House Residential Investment Corp.	34	71,762
Daiwa Office Investment Corp.	2	9,879
Derwent London PLC	4,299	243,857
Dexus Property Group	26,701	152,549
DNZ Property Fund Ltd.	34,981	50,310
Dream Global Real Estate Investment Trust	16,493	122,973
Dream Office Real Estate Investment Trust	507	9,248
Far East Hospitality Trust	257,600	131,784
Federation Centres	119,704	263,714
First Real Estate Investment Trust	81,000	83,469
Fonciere Des Regions	1,739	151,094
Fortune Real Estate Investment Trust	21,000	22,727
Frasers Centrepoint Trust	47,000	70,759
Frasers Commercial Trust	51,764	55,044
Frontier Real Estate Investment Corp.	11	47,944
Fukuoka REIT Corp.	4	6,732
Gecina S.A.	279	35,958
Global One Real Estate Investment Corp.	12	40,631
GLP J-Reit	44	42,368
Goodman Group	48,601	233,414
Goodman Property Trust	52,532	44,319
The GPT Group	46,343	156,887
Granite Real Estate Investment Trust	6,547	202,758
Great Portland Estates PLC	15,418	200,298
Green REIT PLC	53,285	90,074
Grivalia Properties REIC AE^	18,099	121,189
Growthpoint Properties Australia Ltd.	30,545	74,021
H&R Real Estate Investment Trust	1,437	24,665
Hammerson PLC	14,476	148,641
Hankyu Reit, Inc.	25	27,200
Hansteen Holdings PLC	65,930	125,312
Heiwa Real Estate REIT, Inc.	47	34,673
Hibernia REIT PLC	52,358	76,070
ICADE	687	51,250
Industrial & Infrastructure Fund Investment Corp.	6	26,732
Intu Properties PLC	34,686	178,404
Investa Office Fund	36,117	105,029
Invincible Investment Corp.	163	86,832
Japan Excellent, Inc.	66	72,342
Japan Hotel REIT Investment Corp.	138	89,331
Japan Logistics Fund, Inc.	15	28,270
Japan Prime Realty Investment Corp.	18	58,332
Japan Real Estate Investment Corp.	30	134,630

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Japan Rental Housing Investments, Inc.	27	$17,892
Japan Retail Fund Investment Corp.	52	101,990
Kenedix Office Investment Corp.	6	27,798
Kenedix Residential Investment Corp.	25	63,360
Keppel DC REIT	299,214	237,263
Keppel REIT	3,160	2,483
Kiwi Property Group Ltd.	3,046	2,792
Klepierre	4,303	197,037
Land Securities Group PLC	17,706	358,640
The Link REIT	58,801	345,875
Lippo Malls Indonesia Retail Trust	482,000	125,053
LondonMetric Property PLC	13,999	35,346
Mapletree Commercial Trust	4,000	3,990
Mapletree Industrial Trust	5,070	5,651
Mapletree Logistics Trust	5,067	4,111
MCUBS MidCity Investment Corp.	33	84,035
Mercialys S.A.	1,703	39,061
Milestone Apartments Real Estate Investment Trust	10,130	105,119
Mirvac Group	92,123	127,860
Morguard Real Estate Investment Trust	9,800	123,766
Mori Hills REIT Investment Corp.	20	23,455
Mori Trust Sogo Reit, Inc.	15	27,882
Nippon Accommodations Fund, Inc.	8	28,443
Nippon Building Fund, Inc.	40	178,861
Nippon Prologis REIT, Inc.	30	59,203
Nomura Real Estate Master Fund, Inc.	41	49,275
Nomura Real Estate Office Fund, Inc.	5	21,389
Nomura Real Estate Residential Fund, Inc.	10	52,867
Northern Property Real Estate Investment Trust	1,729	28,348
Orix JREIT, Inc.	43	58,585
OUE Hospitality Trust	143,500	95,436
Parkway Life Real Estate Investment Trust	29,000	51,502
Precinct Properties New Zealand Ltd.	22,735	17,293
Property for Industry Ltd.	45,300	46,644
Pure Industrial Real Estate Trust	22,579	80,184
Redefine International PLC	27,826	22,580
Regal Real Estate Investment Trust	308,000	86,612
Reit 1 Ltd.	26,656	76,406
RioCan Real Estate Investment Trust	4,366	89,907
Scentre Group	149,693	435,311
Segro PLC	31,968	223,889
Sekisui House SI Residential Investment Corp.	88	84,168

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Shaftesbury PLC	4,592	$67,000
Shopping Centres Australasia Property Group	75,680	118,932
Smart Real Estate Investment Trust	780	18,167
Starhill Global REIT	29,000	18,439
Stockland	74,558	232,695
Suntec Real Estate Investment Trust	63,000	78,503
Tokyu REIT, Inc.	40	46,233
Top REIT, Inc.	8	32,544
Unibail-Rodamco SE	2,044	547,189
United Urban Investment Corp.	84	122,039
Vital Healthcare Property Trust	47,607	52,814
Warehouses de Pauw CVA	601	47,763
Wereldhave N.V.	2,184	129,940
Westfield Corp.	50,031	368,505
Workspace Group PLC	7,149	108,715

		12,108,762
Real Estate Management & Development - 2.6%
Aeon Mall Co., Ltd.	2,190	41,168
Africa Israel Properties Ltd.	2,839	44,527
Airport City Ltd.*	5,200	56,360
Allreal Holding AG (Registered)*	86	12,357
Amot Investments Ltd.	68,129	213,924
Ascendas India Trust	132,000	90,200
Atrium European Real Estate Ltd.*	1,234	5,774
Atrium Ljungberg AB, Class B	1,034	14,361
Aveo Group	21,223	43,015
Azrieli Group	639	26,549
Bayside Land Corp.	252	79,797
Brookfield Asset Management, Inc., Class A	21,042	738,520
Bukit Sembawang Estates Ltd.	85,600	307,792
CA Immobilien Anlagen AG*	7,005	126,540
Capital & Counties Properties PLC	23,005	165,603
CapitaLand Ltd.	94,000	221,209
Castellum AB	1,191	17,083
Chinese Estates Holdings Ltd.	7,000	16,651
City Developments Ltd.	2,300	15,683
Citycon Oyj*	23,085	61,570
CLS Holdings PLC*	1,424	42,776
Colliers International Group, Inc.	734	30,743
Conwert Immobilien Invest SE*	3,153	38,476
Countrywide PLC	58,361	474,487
Daejan Holdings PLC	3,333	336,514
Daibiru Corp.	400	3,655
Daikyo, Inc.	143,000	242,383
Daito Trust Construction Co., Ltd.	1,500	158,541
Daiwa House Industry Co., Ltd.	17,100	426,137
Deutsche Annington Immobilien SE	10,860	340,762

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Deutsche EuroShop AG	597	$26,793
Deutsche Wohnen AG	9,635	239,571
DREAM Unlimited Corp., Class A*	20,163	148,942
Emperor International Holdings Ltd.	148,000	31,309
Far East Consortium International Ltd.	241,000	112,226
Fastighets AB Balder, Class B*	7,006	117,401
First Capital Realty, Inc.	1,846	26,265
Foxtons Group PLC	11,073	42,162
Fragrance Group Ltd.	287,000	42,999
Gazit-Globe Ltd.	475	5,608
Global Logistic Properties Ltd.*	109,000	183,220
Goldcrest Co., Ltd.	1,000	20,501
Grainger PLC	22,537	84,019
Great Eagle Holdings Ltd.	8,281	28,841
GuocoLand Ltd.	20,000	33,472
Hang Lung Group Ltd.	16,000	72,133
Hang Lung Properties Ltd.	49,000	140,004
Heiwa Real Estate Co., Ltd.	4,900	70,794
Hemfosa Fastigheter AB	10,286	111,851
Henderson Land Development Co., Ltd.	34,789	229,764
HKR International Ltd.	118,400	65,368
Ho Bee Land Ltd.	8,000	11,752
Hufvudstaden AB, Class A	6,032	78,500
Hulic Co., Ltd.	8,800	87,151
Hysan Development Co., Ltd.	19,000	81,369
IMMOFINANZ AG*	1,419	3,501
Inmobiliaria Colonial S.A.*	105,686	79,051
Jerusalem Oil Exploration*	4,481	196,293
K Wah International Holdings Ltd.	292,365	161,036
Kabuki-Za Co., Ltd.	1,000	41,164
Kenedix, Inc.	6,700	26,228
Kerry Properties Ltd.	11,500	42,945
Kowloon Development Co., Ltd.	118,000	149,169
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	135,000	57,641
LEG Immobilien AG*	1,052	76,956
Lend Lease Group	13,304	152,311
Leopalace21 Corp.*	7,900	43,232
Melisron Ltd.	1,917	69,615
Mitsubishi Estate Co., Ltd.	32,382	720,065
Mitsui Fudosan Co., Ltd.	24,000	683,514
Mobimo Holding AG (Registered)*	705	150,815
Morguard Corp.	1,571	165,559
New World Development Co., Ltd.	97,639	118,014
Nexity S.A.	633	28,080
Nomura Real Estate Holdings, Inc.	5,800	115,817
Norstar Holdings, Inc.	8,640	208,520
NTT Urban Development Corp.	3,200	31,485

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Open House Co., Ltd.	7,200	$119,540
Oxley Holdings Ltd.	92,000	29,584
Polytec Asset Holdings Ltd.	95,000	13,112
PSP Swiss Property AG (Registered)*	705	63,634
Relo Holdings, Inc.	227	24,405
Sagax AB, Class B	12,692	85,103
Savills PLC	49,074	750,101
Sinarmas Land Ltd.	32,000	12,980
Sino Land Co., Ltd.	108,742	168,886
Sponda Oyj	89,240	356,920
St. Modwen Properties PLC	4,897	36,390
Sumitomo Real Estate Sales Co., Ltd.	1,100	29,343
Sumitomo Realty & Development Co., Ltd.	9,000	315,921
Sun Hung Kai Properties Ltd.	47,435	728,753
Sunshine 100 China Holdings Ltd.*(a)	196,000	79,388
Swire Pacific Ltd.	42,500	99,886
Swire Pacific Ltd., Class A	19,000	243,495
Swire Properties Ltd.	47,800	153,839
Swiss Prime Site AG (Registered)*	1,481	118,653
TAG Immobilien AG	1,666	18,941
Takara Leben Co., Ltd.	32,636	173,065
TOC Co., Ltd.	2,600	16,537
Tokyo Tatemono Co., Ltd.	7,000	98,027
Tokyu Fudosan Holdings Corp.	17,000	128,431
UK Commercial Property Trust Ltd.	67,970	93,869
The UNITE Group PLC	5,392	53,094
Unizo Holdings Co., Ltd.	2,000	90,238
UOL Group Ltd.	9,289	45,484
Wallenstam AB, Class B	9,740	70,931
The Wharf Holdings Ltd.	73,000	463,295
Wheelock & Co., Ltd.	24,000	124,299
Wheelock Properties Singapore Ltd.	28,000	35,504
Wihlborgs Fastigheter AB	6,325	109,714
Wing Tai Holdings Ltd.	238,200	328,150
Yoma Strategic Holdings Ltd.*	118,666	37,292

		15,122,987
Road & Rail - 1.6%
Asciano Ltd.	28,341	169,203
Aurizon Holdings Ltd.	1,177	4,581
Canadian National Railway Co.	18,189	1,140,736
Canadian Pacific Railway Ltd.	3,431	555,258
Central Japan Railway Co.	3,700	648,646
ComfortDelGro Corp. Ltd.	36,000	79,193
DSV A/S	6,065	208,526
East Japan Railway Co.	8,100	800,880
Firstgroup PLC*	473,901	853,409
Fukuyama Transporting Co., Ltd.	5,000	25,707

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
Go-Ahead Group PLC	14,116	$561,714
Hankyu Hanshin Holdings, Inc.	27,000	170,854
Hitachi Transport System Ltd.	4,700	84,823
Keikyu Corp.	10,000	82,409
Keio Corp.	17,000	141,741
Keisei Electric Railway Co., Ltd.	7,000	85,540
Kintetsu Group Holdings Co., Ltd.	53,000	189,080
MTR Corp. Ltd.	48,166	214,663
Nagoya Railroad Co., Ltd.	14,000	52,658
Nankai Electric Railway Co., Ltd.	15,000	75,548
National Express Group PLC	161,096	761,964
Nippon Express Co., Ltd.	16,000	84,717
Nippon Konpo Unyu Soko Co., Ltd.	26,100	451,660
Nishi-Nippon Railroad Co., Ltd.	1,000	4,956
Northgate PLC	8,493	72,628
Odakyu Electric Railway Co., Ltd.	17,000	170,281
Sankyu, Inc.	13,669	77,670
Seino Holdings Co., Ltd.	2,000	23,020
Senko Co., Ltd.	63,000	416,966
Sixt SE	1,177	49,832
Sixt SE (Preference)	238	8,650
SMRT Corp. Ltd.	17,000	17,208
Sotetsu Holdings, Inc.	1,000	5,900
Stagecoach Group PLC	834	5,089
Tobu Railway Co., Ltd.	20,000	96,372
Tokyu Corp.	33,000	242,915
TransForce, Inc.	2,300	44,181
Transport International Holdings Ltd.	103,600	282,644
West Japan Railway Co.	5,100	366,729

		9,328,551
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp.	2,300	20,142
AIXTRON SE*	12,268	73,207
ams AG	1,462	63,813
ARM Holdings PLC	28,817	452,837
ASM International N.V.	677	30,656
ASM Pacific Technology Ltd.	5,000	45,277
ASML Holding N.V.	9,795	980,907
CSR PLC	11,056	154,931
Dialog Semiconductor PLC*	1,976	98,942
Disco Corp.	300	23,221
EZchip Semiconductor Ltd.*	1,400	23,100
Imagination Technologies Group PLC*	14,747	53,907
Infineon Technologies AG	31,351	353,482
Melexis N.V.	996	53,470
Micronics Japan Co., Ltd.	1,200	26,238
Nordic Semiconductor ASA*	4,579	29,376
NuFlare Technology, Inc.	1,000	40,437
REC Silicon ASA*	169,025	30,504
Rohm Co., Ltd.	2,200	127,495

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Sanken Electric Co., Ltd.	57,475	$320,092
SCREEN Holdings Co., Ltd.	9,000	47,363
Shindengen Electric Manufacturing Co., Ltd.	19,000	88,333
Shinko Electric Industries Co., Ltd.	19,100	142,909
STMicroelectronics N.V.	16,359	128,562
Sumco Corp.	4,100	41,035
Tokyo Electron Ltd.	4,700	259,516
Tokyo Seimitsu Co., Ltd.	1,400	27,820
Tower Semiconductor Ltd.*	2,247	30,640
Ulvac, Inc.	19,900	287,831
United Photovoltaics Group Ltd.*	256,000	28,069

		4,084,112
Software - 0.8%
AVEVA Group PLC	4,277	147,167
COLOPL, Inc.	1,000	19,452
Computer Modelling Group Ltd.	1,600	16,099
Constellation Software, Inc.	380	169,859
Dassault Systemes	3,714	282,192
The Descartes Systems Group, Inc.*	4,000	67,827
Fuji Soft, Inc.	8,600	179,989
Gemalto N.V.	1,947	168,198
GungHo Online Entertainment, Inc.	6,700	22,280
IGG, Inc.	68,000	33,946
Koei Tecmo Holdings Co., Ltd.	1,200	23,720
Konami Corp.	1,500	31,333
Micro Focus International PLC	1,509	32,920
Nexon Co., Ltd.	2,100	28,832
NICE-Systems Ltd.	1,452	90,607
Nintendo Co., Ltd.	2,900	510,505
NSD Co., Ltd.	6,380	85,740
OBIC Business Consultants Ltd.	1,000	43,827
Open Text Corp.	4,014	183,152
Oracle Corp.	200	8,426
Playtech PLC	4,162	58,875
The Sage Group PLC	36,190	294,232
SAP SE	20,230	1,458,634
Silverlake Axis Ltd.	56,400	39,982
Software AG	3,343	100,630
Square Enix Holdings Co., Ltd.	1,800	45,329
Temenos Group AG (Registered)*	1,377	50,790
Trend Micro, Inc.	2,500	91,610
UBISOFT Entertainment*	2,091	40,868
Xero Ltd.*	1,674	19,683

		4,346,704
Specialty Retail - 1.7%
ABC-Mart, Inc.	400	24,053
Adastria Co., Ltd.	1,110	53,666
Alpen Co., Ltd.	2,600	41,090
AOKI Holdings, Inc.	18,200	235,332

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Aoyama Trading Co., Ltd.	500	$19,876
AP Eagers Ltd.	1,953	15,045
Autobacs Seven Co., Ltd.	1,400	25,425
AutoCanada, Inc.	1,200	30,965
Automotive Holdings Group Ltd.	66,199	213,898
BEP International Holdings Ltd.*	200,000	38,698
Bic Camera, Inc.	4,100	46,561
Bilia AB, Class A	9,870	199,693
Chiyoda Co., Ltd.	2,800	74,466
Chow Sang Sang Holdings International Ltd.	162,000	314,291
Chow Tai Fook Jewellery Group Ltd.	16,000	15,624
Clas Ohlson AB, Class B	5,888	109,515
DCM Holdings Co., Ltd.	39,600	361,177
Delek Automotive Systems Ltd.	1,942	21,673
Dixons Carphone PLC	39,168	278,593
Dufry AG (Registered)*	1,904	265,661
Dunelm Group PLC	6,623	92,500
EDION Corp.	40,100	265,078
Esprit Holdings Ltd.	30,800	29,559
Fast Retailing Co., Ltd.	1,400	693,474
FF Group*^	230	5,064
Fielmann AG	1,325	88,128
Geo Holdings Corp.	8,400	115,733
Giordano International Ltd.	280,000	141,945
Groupe Fnac*	3,468	210,854
Gulliver International Co., Ltd.	10,200	101,345
Halfords Group PLC	19,603	166,412
Hennes & Mauritz AB, Class B	18,856	754,645
Hikari Tsushin, Inc.	400	27,959
Hornbach Baumarkt AG	1,787	66,319
Howden Joinery Group PLC	18,688	144,530
Inditex S.A.	22,476	774,157
JB Hi-Fi Ltd.	9,404	133,351
Jin Co., Ltd.	900	43,876
Joyful Honda Co., Ltd.	4,200	86,478
JUMBO S.A.^	730	4,928
Kingfisher PLC	76,506	430,631
Komeri Co., Ltd.	15,400	371,529
K’s Holdings Corp.	700	22,289
Laox Co., Ltd.*	17,000	71,488
Leon’s Furniture Ltd.	900	10,169
L’Occitane International S.A.	8,750	22,213
Lookers PLC	97,474	246,795
Luk Fook Holdings International Ltd.	110,672	311,217
Mekonomen AB	1,344	33,696
Nishimatsuya Chain Co., Ltd.	9,400	90,514
Nitori Holdings Co., Ltd.	2,200	197,635
OSIM International Ltd.	10,000	11,657
Pal Co., Ltd.	1,700	53,787
Pets at Home Group PLC	81,804	368,923

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Premier Investments Ltd.	10,333	$101,224
RONA, Inc.	830	9,780
Sa Sa International Holdings Ltd.	402,000	180,457
Sanrio Co., Ltd.	1,200	33,415
Shimachu Co., Ltd.	1,400	38,872
Shimamura Co., Ltd.	500	51,657
Sports Direct International PLC*	3,304	40,835
Super Retail Group Ltd.	227	1,539
SuperGroup PLC*	1,528	34,503
T-Gaia Corp.	7,100	123,668
United Arrows Ltd.	200	7,991
USS Co., Ltd.	6,200	109,042
VT Holdings Co., Ltd.	34,300	212,896
WH Smith PLC	2,633	64,960
World Duty Free SpA*	9,479	106,509
Xebio Co., Ltd.	7,200	136,335
Yamada Denki Co., Ltd.	23,500	89,907
Yellow Hat Ltd.	5,000	101,578

		10,019,348
Technology Hardware, Storage & Peripherals - 0.6%
Blackberry Ltd.*	12,242	95,418
Brother Industries Ltd.	9,700	134,193
Canon, Inc.	29,500	945,753
FUJIFILM Holdings Corp.	14,100	559,869
Hitachi Maxell Ltd.	9,800	162,153
Japan Digital Laboratory Co., Ltd.	4,716	69,125
Konica Minolta, Inc.	13,200	164,820
Logitech International S.A. (Registered)	4,117	59,543
NEC Corp.	74,000	236,523
Neopost S.A.	13,679	553,220
Ricoh Co., Ltd.	18,000	177,755
Riso Kagaku Corp.	6,600	125,879
Seiko Epson Corp.	9,600	169,925
Toshiba TEC Corp.	5,000	26,272
Wacom Co., Ltd.	16,500	61,128
Wincor Nixdorf AG	284	12,143
Yunbo Digital Synergy Group Ltd.*	46,000	23,142

		3,576,861
Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	5,274	433,935
Asics Corp.	3,500	100,710
Brunello Cucinelli SpA	820	15,547
Burberry Group PLC	12,223	306,901
Christian Dior SE	1,605	334,707
Cie Financiere Richemont S.A. (Registered)	10,952	950,366
Delta-Galil Industries Ltd.	1,795	59,319
Descente Ltd.	2,800	41,380
Gerry Weber International AG	1,179	29,218

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Gildan Activewear, Inc.	8,394	$272,154
Global Brands Group Holding Ltd.*	2,126,000	471,695
Gunze Ltd.	2,000	5,440
Hermes International	800	313,291
HUGO BOSS AG	1,210	146,788
The Japan Wool Textile Co., Ltd.	13,000	102,514
Kering	2,021	392,098
Li & Fung Ltd.	194,000	150,149
Luxottica Group SpA	4,467	325,981
LVMH Moet Hennessy Louis Vuitton SE	6,087	1,147,995
Moncler SpA	3,061	62,566
Onward Holdings Co., Ltd.	11,000	71,383
OVS SpA*(a)	38,138	254,295
Pacific Textiles Holdings Ltd.	61,000	96,784
Pandora A/S	3,308	374,220
Puma SE	125	23,851
Safilo Group SpA*	5,889	75,150
Salvatore Ferragamo SpA	939	29,858
Samsonite International S.A.	27,300	89,095
Seiko Holdings Corp.	34,000	182,219
Seiren Co., Ltd.	14,700	145,701
Sitoy Group Holdings Ltd.	80,000	42,826
Stella International Holdings Ltd.	14,000	37,834
The Swatch Group AG	423	183,134
The Swatch Group AG (Registered)	2,277	187,638
Ted Baker PLC	3,254	163,863
Texwinca Holdings Ltd.	326,000	394,448
Tod’s SpA	231	23,480
TSI Holdings Co., Ltd.	4,800	34,016
Wacoal Holdings Corp.	3,000	38,355
Yondoshi Holdings, Inc.	1,400	29,854
Yue Yuen Industrial Holdings Ltd.	12,500	40,633

		8,181,391
Thrifts & Mortgage Finance - 0.2%
Aareal Bank AG	2,262	92,907
Equitable Group, Inc.	2,575	106,408
First National Financial Corp.	2,172	30,686
Genworth MI Canada, Inc.	1,000	23,790
Home Capital Group, Inc.	1,940	47,466
OneSavings Bank PLC	29,662	134,697
The Paragon Group of Cos. PLC	113,091	722,503

		1,158,457
Tobacco - 0.9%
British American Tobacco PLC	42,006	2,491,569
Imperial Tobacco Group PLC	22,091	1,160,017
Japan Tobacco, Inc.	29,000	1,126,692

	Shares	Value
Common Stocks - (continued)
Tobacco - (continued)
Swedish Match AB	5,170	$159,343

		4,937,621
Trading Companies & Distributors - 1.8%
AddTech AB, Class B	4,329	64,616
Ashtead Group PLC	11,752	179,997
BayWa AG	3,035	113,523
Brenntag AG	4,236	236,956
Bunzl PLC	8,883	254,228
Cramo Oyj	13,536	274,429
Diploma PLC	10,107	117,265
Finning International, Inc.	5,171	90,387
Grafton Group PLC	3,975	44,568
Hanwa Co., Ltd.	94,000	408,943
Inaba Denki Sangyo Co., Ltd.	2,870	97,871
Inabata & Co., Ltd.	18,700	199,988
ITOCHU Corp.	59,200	726,770
Iwatani Corp.	6,992	42,834
Kanamoto Co., Ltd.	15,223	369,839
Kanematsu Corp.	175,000	319,222
Kuroda Electric Co., Ltd.	12,200	233,080
Marubeni Corp.	50,000	278,462
MISUMI Group, Inc.	8,100	100,224
Mitani Corp.	2,800	73,336
Mitsubishi Corp.	60,000	1,297,631
Mitsui & Co., Ltd.	71,300	927,398
MonotaRO Co., Ltd.	400	21,082
Nagase & Co., Ltd.	4,900	62,568
Nippon Steel & Sumikin Bussan Corp.	73,000	247,468
Nishio Rent All Co., Ltd.	10,500	269,079
Noble Group Ltd.	193,100	64,211
Ramirent Oyj	14,674	116,568
Rexel S.A.	11,204	177,697
Richelieu Hardware Ltd.	424	22,162
Russel Metals, Inc.	1,087	16,210
Seven Group Holdings Ltd.	1,044	4,247
SIG PLC	193,477	631,317
Sojitz Corp.	32,000	73,869
Sumitomo Corp.	54,000	614,771
Summit Ascent Holdings Ltd.*	56,000	30,267
Toromont Industries Ltd.	3,183	89,475
Toyota Tsusho Corp.	5,600	142,153
Travis Perkins PLC	8,990	315,229
Trusco Nakayama Corp.	3,300	121,191
Wakita & Co., Ltd.	2,000	19,226
Wolseley PLC	7,537	500,569
Yamazen Corp.	30,400	256,165
Yuasa Trading Co., Ltd.	3,500	82,574

		10,329,665
Transportation Infrastructure - 0.4%
Abertis Infraestructuras S.A.	12,688	208,943

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Aena S.A.*(a)	1,474	$163,506
Aeroports de Paris	1,413	170,478
Ansaldo STS SpA	8,581	89,308
ASTM SpA	8,183	111,204
Atlantia SpA	9,732	261,498
Auckland International Airport Ltd.	8,195	29,452
BBA Aviation PLC	811	3,757
Flughafen Wien AG	215	18,647
Flughafen Zuerich AG (Registered)	50	41,255
Fraport AG Frankfurt Airport Services Worldwide	267	17,638
Groupe Eurotunnel SE (Registered)	17,513	253,185
Hamburger Hafen und Logistik AG	2,488	48,119
Hong Kong Aircraft Engineering Co., Ltd.	2,800	27,757
Hutchison Port Holdings Trust, Class U	206,900	124,140
Japan Airport Terminal Co., Ltd.	500	26,635
Kamigumi Co., Ltd.	10,000	94,193
Macquarie Atlas Roads Group	33,675	84,574
Mitsubishi Logistics Corp.	3,000	43,682
Port of Tauranga Ltd.	3,261	38,192
Qube Holdings Ltd.	17,123	30,681
SATS Ltd.	19,000	52,211
SIA Engineering Co., Ltd.	5,000	13,192
Societa Iniziative Autostradali e Servizi SpA	1,647	19,452
The Sumitomo Warehouse Co., Ltd.	11,000	59,486
Sydney Airport	33,392	137,565
Transurban Group	49,416	361,798
Westshore Terminals Investment Corp.	134	2,976

		2,533,524
Water Utilities - 0.1%
The Athens Water Supply & Sewage
Co. S.A.^	4,959	26,348
Hyflux Ltd.	125,800	77,229
Pennon Group PLC	10,698	136,141
Severn Trent PLC	6,395	219,946
United Utilities Group PLC	18,143	252,544

		712,208
Wireless Telecommunication Services - 1.0%
Cellcom Israel Ltd.*	27,458	170,685
Drillisch AG	2,706	115,074
Freenet AG	2,099	72,529
Japan Communications, Inc.*	9,700	32,883

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
KDDI Corp.	44,200	$1,123,952
M1 Ltd.	7,000	16,013
Millicom International Cellular S.A. (SDR)	1,600	117,732
NTT DOCOMO, Inc.	30,500	643,628
Okinawa Cellular Telephone Co.	2,600	79,535
Rogers Communications, Inc., Class B	1,383	48,752
SmarTone Telecommunications Holdings Ltd.	45,240	92,554
SoftBank Group Corp.	20,841	1,157,488
StarHub Ltd.	9,000	25,192
Tele2 AB, Class B	12,433	130,124
Vodafone Group PLC	578,927	2,184,910

		6,011,051

Total Common Stocks (Cost $561,747,548)		569,040,945

	No. of Rights	Value
Rights - 0.0%†
Imperial Metals Corp., expiring 08/20/15 at 8.00 CAD*	3,680	57

Total Rights (Cost $—)		57

Total Investment Securities (Cost $561,747,548) — 99.0%		569,041,002

Other assets less liabilities — 1.0%		5,787,216

Net Assets — 100.0%		$574,828,218

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2015, the value of these securities amounted to $1,309,271 or 0.23% of net assets.
†	Amount represents less than 0.05%.
(a)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

Percentages shown are based on Net Assets.

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CDI — CHESS Depositary Interest

CHF — Swiss Franc

CVA — Dutch Certificate

DKK — Danish Krone

EUR — Euro

FDR — Finnish Depositary Receipt

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

SGD — Singapore Dollar

USD — US Dollar

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,042,510
Aggregate gross unrealized depreciation	(44,637,253)

Net unrealized appreciation	$5,405,257

Federal income tax cost of investments	$563,635,745

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of July 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	45	09/18/15	$1,788,863	$93,359
FTSE 100® Index Futures Contracts	12	09/18/15	1,246,028	4,682
Hang Seng Index Futures Contract	1	08/28/15	158,185	(753)
Nikkei 225 Index Futures Contracts	14	09/10/15	1,160,781	3,903
S&P Toronto Stock Exchange 60® Index Futures Contracts	6	09/17/15	785,149	(4,164)
SPI 200® Index Futures Contracts	6	09/17/15	622,472	16,839

				$113,866

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CAD	1,031,357	Societe Generale	USD	835,714	09/16/15	$(43,173)
CAD	301,464	Citibank N.A.	USD	240,000	09/16/15	(8,342)
CHF	422,436	Bank of New York	USD	452,700	09/16/15	(12,512)
DKK	459,137	Societe Generale	USD	69,390	09/16/15	(1,337)
EUR	1,789,090	Citibank N.A.	USD	2,014,903	09/16/15	(37,083)
EUR	178,831	Goldman Sachs	USD	200,000	09/16/15	(2,304)
EUR	135,119	Societe Generale	USD	150,000	09/16/15	(627)
GBP	1,216,736	Citibank N.A.	USD	1,890,786	09/16/15	7,340
ILS	2,267,784	Citibank N.A.	USD	600,000	09/16/15	2,577
JPY	183,537,515	Morgan Stanley	USD	1,487,932	09/16/15	(5,725)
JPY	49,552,648	Goldman Sachs	USD	400,000	09/16/15	176
SEK	3,379,751	Societe Generale	USD	413,754	09/16/15	(19,312)
SEK	3,994,929	Citibank N.A.	USD	480,000	09/16/15	(13,762)
SGD	135,159	Societe Generale	USD	100,000	09/16/15	(1,355)
USD	31,255	Morgan Stanley	AUD	40,410	09/16/15	1,655
USD	610,000	Bank of Montreal	CAD	750,245	09/16/15	33,479
USD	250,000	Citibank N.A.	CAD	308,978	09/16/15	12,567
USD	500,000	Bank of Montreal	CHF	459,760	09/16/15	20,919
USD	1,810,000	Bank of Montreal	EUR	1,597,670	09/16/15	43,793
USD	1,600,000	Bank of Montreal	GBP	1,007,969	09/16/15	27,554
USD	110,250	Morgan Stanley	HKD	854,774	09/16/15	(7)
USD	188,548	Citibank N.A.	ILS	722,552	09/16/15	(3,443)
USD	1,100,000	Bank of Montreal	JPY	134,898,500	09/16/15	10,591
USD	68,519	Morgan Stanley	NOK	533,926	09/16/15	2,901
USD	500,000	Societe Generale	SEK	4,116,905	09/16/15	19,527
USD	320,000	Bank of Montreal	SEK	2,599,376	09/16/15	16,633
USD	72,610	Societe Generale	SGD	97,958	09/16/15	1,115

						$51,845

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2015 (Unaudited)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2015:

Australia	5.4%
Austria	0.3
Belgium	1.1
Canada	7.6
Denmark	1.6
Finland	0.9
France	7.4
Germany	6.6
Greece	0.2
Hong Kong	3.0
Ireland	0.4
Israel	0.8
Italy	2.7
Japan	25.2
Netherlands	2.2
New Zealand	0.3
Norway	1.0
Portugal	0.2
Singapore	1.7
Spain	2.4
Sweden	2.4
Switzerland	6.4
United Kingdom	19.2
Other[1]	1.0

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 98.9%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi ve Ticaret A/S	1,645	$8,932
AVIC International Holding HK Ltd.*	324,000	45,556
AviChina Industry & Technology Co., Ltd., Class H	92,000	77,138
Bharat Electronics Ltd.	522	32,444
Embraer S.A.	24,800	172,809
Korea Aerospace Industries Ltd.	1,420	118,318

		455,197
Air Freight & Logistics - 0.1%
Blue Dart Express Ltd.	60	6,496
GD Express Carrier Bhd	63,300	22,841
Hanjin Transportation Co., Ltd.	866	35,450
Hyundai Glovis Co., Ltd.	658	109,652
Kerry TJ Logistics Co., Ltd.	14,000	15,165
POS Malaysia Bhd	21,600	24,229
Sinotrans Ltd., Class H	92,000	56,608

		270,441
Airlines - 0.5%
Air Arabia PJSC	49,319	21,619
Air China Ltd., Class H	88,000	88,428
Asiana Airlines, Inc.*	4,720	24,000
Avianca Holdings S.A. (Preference)*	18,881	20,617
Bangkok Airways Co., Ltd. (NVDR)	3,600	2,196
Cebu Air, Inc.	54,000	109,807
China Airlines Ltd.*	86,000	38,272
China Eastern Airlines Corp. Ltd., Class H*	52,000	41,789
China Southern Airlines Co., Ltd., Class H	78,000	77,273
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	58,200	80,174
Eva Airways Corp.*	51,627	37,283
Garuda Indonesia Persero Tbk PT*	962,216	31,084
Grupo Aeromexico SAB de CV*	49,700	78,516
Hanjin Kal Corp.	1,615	39,059
Jet Airways India Ltd.*	7,871	49,121
Korean Air Lines Co., Ltd.*	1,390	41,695
Latam Airlines Group S.A.*	15,286	96,516
Pegasus Hava Tasimaciligi A/S*	5,162	45,590
Thai Airways International PCL (NVDR)*	56,620	20,081
Turk Hava Yollari AO*	25,544	83,492

		1,026,612
Auto Components - 1.2%
Actron Technology Corp.	7,000	21,972
Apollo Tyres Ltd.*	7,111	22,464

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Balkrishna Industries Ltd.	4,918	$52,150
Bharat Forge Ltd.	3,546	63,481
Bosch Ltd.*	313	120,428
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	5,506	16,462
Chaowei Power Holdings Ltd.*	185,000	100,228
Cheng Shin Rubber Industry Co., Ltd.	55,400	107,040
Cub Elecparts, Inc.	1,000	9,977
Depo Auto Parts Ind Co., Ltd.	9,000	27,651
Dong Ah Tire & Rubber Co., Ltd.	823	17,232
Exide Industries Ltd.	15,469	35,284
Federal Corp.	57,895	25,581
Fuyao Glass Industry Group Co., Ltd., Class H*(a)	42,000	89,393
Global & Yuasa Battery Co., Ltd.	802	27,278
Halla Holdings Corp.	2,499	109,985
Halla Visteon Climate Control Corp.	1,260	39,141
Hankook Tire Co., Ltd.	3,196	110,890
Hiroca Holdings Ltd.*	8,000	20,322
Hota Industrial Manufacturing Co., Ltd.	18,537	54,722
Hu Lane Associate, Inc.*	8,000	30,407
Hyundai Mobis Co., Ltd.	2,378	433,879
Hyundai Wia Corp.	330	30,176
Iron Force Industrial Co., Ltd.*	3,000	13,113
Kenda Rubber Industrial Co., Ltd.	27,365	42,255
Kumho Tire Co., Inc.*	5,524	31,865
Macauto Industrial Co., Ltd.*	5,000	19,955
Mahindra CIE Automotive Ltd.*	6,379	26,016
Mahle-Metal Leve S.A.	6,900	41,749
Mando Corp.	333	31,873
Minth Group Ltd.	20,000	39,678
Motherson Sumi Systems Ltd.^	3,688	19,982
Motherson Sumi Systems Ltd.	7,375	39,964
Motonic Corp.	1,535	15,282
Nan Kang Rubber Tire Co., Ltd.*	25,000	22,251
Nexen Tire Corp.	1,812	21,679
Nexteer Automotive Group Ltd.	15,000	14,222
S&T Motiv Co., Ltd.	1,084	58,918
SL Corp.	4,936	64,961
Sri Trang Agro-Industry PCL (NVDR)	196,638	67,508
Stomil Sanok S.A.	2,092	35,096
Sungwoo Hitech Co., Ltd.	13,309	102,477
Tong Yang Industry Co., Ltd.*	16,400	17,454
Tube Investments of India Ltd.	3,206	19,793
Tung Thih Electronic Co., Ltd.	6,000	33,448
Weifu High-Technology Group Co., Ltd., Class B	17,500	64,336

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Xinchen China Power Holdings Ltd.*	100,000	$31,603

		2,441,621
Automobiles - 1.7%
Astra International Tbk PT	665,400	327,105
BAIC Motor Corp. Ltd., Class H(a)	73,500	64,850
Bajaj Auto Ltd.	3,355	132,137
Brilliance China Automotive Holdings Ltd.	88,000	116,693
Byd Co., Ltd., Class H*	23,000	101,763
China Motor Corp.	36,000	26,169
Dongfeng Motor Group Co., Ltd., Class H	114,000	131,318
DRB-Hicom Bhd	52,000	19,307
Ford Otomotiv Sanayi A/S	2,839	33,911
Geely Automobile Holdings Ltd.	200,000	84,104
Ghabbour Auto*	27,438	13,526
Great Wall Motor Co., Ltd., Class H	39,500	130,694
Guangzhou Automobile Group Co., Ltd., Class H	72,000	57,676
Hero MotoCorp Ltd.	2,789	116,692
Hyundai Motor Co.	5,725	728,988
Hyundai Motor Co. (Preference)	2,234	196,469
Jiangling Motors Corp. Ltd., Class B	4,900	17,976
Kia Motors Corp.	9,229	346,240
Mahindra & Mahindra Ltd.	3,709	78,879
Mahindra & Mahindra Ltd. (GDR)	8,507	182,050
Oriental Holdings Bhd	17,800	34,208
Qingling Motors Co., Ltd., Class H	76,000	24,411
Sanyang Motor Co., Ltd.*	35,000	24,833
Ssangyong Motor Co.*	2,570	19,767
TAN Chong Motor Holdings Bhd	76,200	54,991
Tata Motors Ltd.*	18,946	113,422
Tata Motors Ltd. (ADR)	3,631	107,695
Tata Motors Ltd., Class A*	15,255	61,871
Tofas Turk Otomobil Fabrikasi A/S	5,005	32,881
TVS Motor Co., Ltd.	6,454	23,957
UMW Holdings Bhd	25,800	67,460
Yulon Motor Co., Ltd.	48,000	46,827
Yulon Nissan Motor Co., Ltd.*	2,000	19,670

		3,538,540
Banks - 13.7%
Abu Dhabi Commercial Bank PJSC	61,442	138,516

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Affin Holdings Bhd	3,510	$2,322
Agricultural Bank of China Ltd., Class H	848,000	382,854
Ajman Bank PJSC*	60,785	32,107
Akbank TAS	38,442	103,247
Akbank TAS (ADR)	9,936	53,456
Al Khalij Commercial Bank QSC	3,010	18,542
Alior Bank S.A.*	1,395	32,114
Allahabad Bank	16,888	24,219
Alliance Financial Group Bhd	15,300	16,962
AMMB Holdings Bhd	20,400	29,817
Andhra Bank	48,673	56,250
Attijariwafa Bank	3,301	119,925
Banco Bradesco S.A.	29,880	241,755
Banco Bradesco S.A. (Preference)	91,139	726,440
Banco Davivienda S.A. (Preference)	7,240	67,097
Banco de Bogota S.A.	5,680	119,313
Banco de Chile	499,539	53,672
Banco de Credito e Inversiones	607	26,806
Banco do Brasil S.A.	44,700	285,661
Banco Santander Brasil S.A.	22,300	104,137
Banco Santander Chile	2,798,373	141,461
Bancolombia S.A.	7,750	70,575
Bancolombia S.A. (Preference)	15,227	147,404
Bangkok Bank PCL (NVDR)	21,300	100,321
Bank Central Asia Tbk PT	485,800	470,448
Bank Danamon Indonesia Tbk PT	38,400	11,922
Bank Handlowy w Warszawie S.A.	722	17,806
Bank Mandiri Persero Tbk PT	284,000	199,970
Bank Millennium S.A.*	20,424	33,449
Bank Negara Indonesia Persero Tbk PT	284,300	100,038
Bank of Ayudhya PCL (NVDR)	60,600	54,591
Bank of China Ltd., Class H	2,644,000	1,446,095
Bank of Chongqing Co., Ltd., Class H	103,077	91,080
Bank of Communications Co., Ltd., Class H	759,000	667,722
Bank of India	10,862	27,613
Bank of the Philippine Islands	52,918	109,920
Bank Otkritie Financial Corp. PJSC*	1,360	24,648
Bank Pan Indonesia Tbk PT*	119,500	9,408
Bank Pekao S.A.	4,868	206,309
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,620,100	96,410
Bank Pembangunan Daerah Jawa Timur Tbk PT	2,489,300	85,568

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Bank Rakyat Indonesia Persero Tbk PT	407,500	$301,238
Bank Tabungan Negara Persero Tbk PT	1,210,600	104,705
Bank Zachodni WBK S.A.*	792	63,493
Banque Centrale Populaire^	3,053	70,558
Banregio Grupo Financiero SAB de CV	10,800	62,268
Barclays Africa Group Ltd.	11,789	173,971
BBVA Banco Continental S.A.	14,986	19,534
BDO Unibank, Inc.	53,290	116,985
BIMB Holdings Bhd	20,880	22,493
BMCE Bank	376	8,325
BNK Financial Group, Inc.	8,759	102,924
BOC Hong Kong Holdings Ltd.	143,500	578,457
Canara Bank	6,769	29,201
Capitec Bank Holdings Ltd.	1,287	47,508
Central Bank of India	12,441	20,490
Chang Hwa Commercial Bank Ltd.	187,583	104,868
China Banking Corp.	38,801	39,280
China CITIC Bank Corp. Ltd., Class H*	337,000	240,394
China Construction Bank Corp., Class H	3,049,300	2,489,851
China Development Financial Holding Corp.	493,000	162,400
China Everbright Bank Co., Ltd., Class H	182,000	101,420
China Merchants Bank Co., Ltd., Class H	184,399	476,917
China Minsheng Banking Corp. Ltd., Class H	242,100	272,633
Chong Hing Bank Ltd.	31,000	93,572
Chongqing Rural Commercial Bank Co., Ltd., Class H	151,000	108,103
CIMB Group Holdings Bhd	63,311	89,061
City Union Bank Ltd.	32,330	50,977
The Commercial Bank QSC	3,982	59,272
Commercial International Bank Egypt SAE	35,389	254,953
Corpbanca S.A.	5,872,737	60,109
Credicorp Ltd.	2,600	342,940
Credit Agricole Egypt SAE	6,376	19,958
CTBC Financial Holding Co., Ltd.*	537,775	390,069
DGB Financial Group, Inc.	3,117	29,834
Doha Bank QSC	3,023	44,001
Dubai Islamic Bank PJSC	35,443	72,376
E.Sun Financial Holding Co., Ltd.	262,433	159,597
EnTie Commercial Bank Co., Ltd.	33,000	14,111

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Far Eastern International Bank	68,024	$23,485
Federal Bank Ltd.	47,940	50,655
First Financial Holding Co., Ltd.	315,555	169,914
First Gulf Bank PJSC	41,091	173,413
Getin Holding S.A.*	21,536	9,119
Getin Noble Bank S.A.*	16,961	5,465
Grupo Aval Acciones y Valores S.A. (Preference)	333,191	144,597
Grupo Elektra SAB de CV	2,640	57,900
Grupo Financiero Banorte SAB de CV, Class O	106,600	564,239
Grupo Financiero Inbursa SAB de CV, Class O	80,400	183,574
Grupo Financiero Santander Mexico SAB de CV, Class B	31,200	55,794
Hana Financial Group, Inc.	9,345	232,796
Harbin Bank Co., Ltd., Class H(a)	234,000	76,971
Hong Leong Bank Bhd	11,700	41,544
Hong Leong Financial Group Bhd	12,700	52,666
Hua Nan Financial Holdings Co., Ltd.	228,955	130,173
Huishang Bank Corp., Ltd., Class H	235,000	112,160
ICICI Bank Ltd.	95,096	448,500
ICICI Bank Ltd. (ADR)	4,390	44,207
IDBI Bank Ltd.*	23,563	24,163
Indian Bank	29,416	60,742
Indian Overseas Bank*	112,164	66,475
Industrial & Commercial Bank of China Ltd., Class H	3,048,100	2,099,616
Industrial Bank of Korea	8,877	105,069
ING Bank Slaski S.A.	1,428	47,724
Intercorp Financial Services, Inc.	1,540	44,029
Itau Unibanco Holding S.A.	13,310	110,577
Itau Unibanco Holding S.A. (Preference)	112,178	984,240
Itausa - Investimentos Itau S.A.	43,329	105,806
Itausa - Investimentos Itau S.A. (Preference)	138,479	337,749
The Jammu & Kashmir Bank Ltd.*	53,801	87,433
JB Financial Group Co., Ltd.	4,731	25,957
The Karur Vysya Bank Ltd.	13,817	103,706
Kasikornbank PCL (NVDR)	46,200	233,327
KB Financial Group, Inc.	14,886	468,149
Kiatnakin Bank PCL (NVDR)	29,400	25,442
King’s Town Bank Co., Ltd.	38,000	31,775
Komercni banka A/S	632	142,193
Krung Thai Bank PCL (NVDR)	116,900	58,044
Kwangju Bank*	5,930	38,515

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
LH Financial Group PCL (NVDR)	290,449	$14,339
Malayan Banking Bhd	103,273	248,428
Masraf Al Rayan QSC	13,965	172,585
mBank S.A.*	361	36,338
Mega Financial Holding Co., Ltd.	381,002	325,834
Metropolitan Bank & Trust Co.	45,412	87,726
National Bank of Abu Dhabi PJSC	50,389	146,799
The National Bank of Ras Al-Khaimah PSC	13,178	27,448
Nedbank Group Ltd.	8,078	161,630
Oriental Bank of Commerce	21,851	58,480
OTP Bank PLC	8,337	171,999
Philippine National Bank*	22,283	30,938
Powszechna Kasa Oszczednosci Bank Polski S.A.	26,843	208,868
Public Bank Bhd	51,800	257,341
Qatar International Islamic Bank QSC	1,346	28,796
Qatar Islamic Bank SAQ	1,863	56,024
Qatar National Bank SAQ	6,478	324,678
RHB Capital Bhd	36,467	70,846
Rizal Commercial Banking Corp.	189,180	163,389
Sberbank of Russia	364,971	432,406
Sberbank of Russia (Preference)	50,146	42,229
Sekerbank TAS*	51,495	29,264
Shengjing Bank Co., Ltd., Class H(a)	46,500	52,065
Shinhan Financial Group Co., Ltd.	18,065	648,404
The Siam Commercial Bank PCL (NVDR)	60,700	261,779
SinoPac Financial Holdings Co., Ltd.	322,767	137,504
Sociedad Matriz del Banco de Chile S.A., Class B	133,757	37,571
Standard Bank Group Ltd.	45,227	545,864
State Bank of India	44,500	187,423
State Bank of India (GDR)	1,914	80,101
Syndicate Bank	50,176	74,304
Ta Chong Bank Ltd.*	70,162	28,446
Taichung Commercial Bank Co., Ltd.	32,925	10,950
Taishin Financial Holding Co., Ltd.	364,945	144,491
Taiwan Business Bank*	123,467	35,979
Taiwan Cooperative Financial Holding Co., Ltd.	233,141	117,045
Thanachart Capital PCL (NVDR)	9,400	8,335
Tisco Financial Group PCL (NVDR)	28,820	34,752
TMB Bank PCL (NVDR)	721,200	47,882
Turkiye Garanti Bankasi A/S	40,505	120,223

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Turkiye Garanti Bankasi A/S (ADR)	30,454	$91,057
Turkiye Halk Bankasi A/S	12,875	56,390
Turkiye Is Bankasi, Class C	32,134	62,809
Turkiye Sinai Kalkinma Bankasi A/S	46,892	29,533
Turkiye Vakiflar Bankasi TAO, Class D	58,186	88,036
UCO Bank	86,461	71,064
Union Bank of India	5,963	16,415
Union Bank of Taiwan*	27,695	9,167
Union Bank of the Philippines	15,591	20,215
Union National Bank PJSC	40,873	78,456
Vijaya Bank	79,449	50,617
VTB Bank JSC	141,429,052	166,865
VTB Bank JSC (GDR)	22,567	53,190
Woori Bank	11,705	95,429
Yapi ve Kredi Bankasi A/S	4,746	6,545

		28,490,010
Beverages - 1.4%
Ambev S.A.	161,609	916,712
Anadolu Efes Biracilik ve Malt Sanayii A/S	8,330	65,580
Arca Continental SAB de CV	9,800	59,316
Capevin Holdings Ltd.	48,622	36,417
Carabao Group PCL (NVDR)	2,800	2,939
Carlsberg Brewery Malaysia Bhd, Class B	1,300	4,249
Cia Cervecerias Unidas S.A.	6,122	64,877
Coca-Cola Embonor S.A. (Preference), Class B	89,704	138,870
Coca-Cola Femsa SAB de CV	13,200	100,353
Coca-Cola Icecek A/S	4,487	64,641
Distell Group Ltd.	563	7,646
Embotelladora Andina S.A. (Preference), Class B	23,558	67,175
Emperador, Inc.	146,700	28,259
Fomento Economico Mexicano SAB de CV	77,712	708,678
Fraser & Neave Holdings Bhd	2,700	12,863
Hey Song Corp.	23,500	24,489
Hite Jinro Co., Ltd.	1,102	21,048
Lotte Chilsung Beverage Co., Ltd.	44	84,529
Muhak Co., Ltd.*	751	34,400
Organizacion Cultiba SAB de CV	36,900	48,276
Tibet 5100 Water Resources Holdings Ltd.	131,000	37,176
Tsingtao Brewery Co., Ltd., Class H	10,000	53,339
United Breweries Ltd.	2,435	40,111

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Beverages - (continued)
United Spirits Ltd.*	1,979	$114,374
Vina Concha y Toro S.A.	60,860	97,107
Yantai Changyu Pioneer Wine Co., Ltd., Class B	20,571	66,604

		2,900,028
Biotechnology - 0.3%
Amicogen, Inc.	459	36,480
Biocon Ltd.	5,764	41,119
Cell Biotech Co., Ltd.	837	43,633
China Biologic Products, Inc.*	400	48,944
China Regenerative Medicine International Ltd.*	930,000	57,583
Genexine Co., Ltd.*	364	40,284
Green Cross Corp.	214	40,234
iNtRON Biotechnology, Inc.*	1,082	49,377
Medigen Biotechnology Corp.*	12,099	37,556
Medy-Tox, Inc.	156	70,964
Naturalendo Tech Co., Ltd.*	1,586	31,987
OBI Pharma, Inc.*	3,000	27,889
PharmaEngine, Inc.	2,065	11,806
Seegene, Inc.*	655	32,858
Taigen Biopharmaceuticals Holdings Ltd.*	29,000	23,698
Taiwan Liposome Co., Ltd.*	4,340	20,689
ViroMed Co., Ltd.*	575	86,386

		701,487
Building Products - 0.3%
Astral Polytechnik Ltd.	1,823	10,568
Byucksan Corp.	3,380	29,752
China Lesso Group Holdings Ltd.	28,000	21,960
Chosun Refractories Co., Ltd.	455	39,856
Dynasty Ceramic PCL (NVDR)	172,800	18,238
IS Dongseo Co., Ltd.	630	44,310
Kajaria Ceramics Ltd.*	4,439	51,643
KCC Corp.	202	84,501
LG Hausys Ltd.	146	22,084
Sammok S-Form Co., Ltd.	1,584	34,451
Sintex Industries Ltd.*	77,710	139,802
Sung Kwang Bend Co., Ltd.	5,082	45,167
Sunspring Metal Corp.*	17,000	21,081
Taiwan Glass Industry Corp.*	75,000	33,852
Trakya Cam Sanayii A/S	101,274	75,148
Xxentria Technology Materials Corp.	12,653	34,507

		706,920
Capital Markets - 1.5%
Administradora de Fondos de Pensiones Habitat S.A.	14,910	19,272
Brait SE*	12,065	146,345
Capital Securities Corp.	77,000	23,633

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Central China Securities Co., Ltd., Class H	9,000	$5,340
CETIP S.A. - Mercados Organizados	9,606	99,798
China Bills Finance Corp.	71,000	25,412
China Cinda Asset Management Co., Ltd., Class H	422,000	188,347
China Everbright Ltd.	36,000	87,303
China Galaxy Securities Co., Ltd., Class H	48,000	43,280
CITIC Securities Co., Ltd., Class H	37,500	102,550
Coronation Fund Managers Ltd.	9,979	61,296
Daewoo Securities Co., Ltd.	9,354	115,911
Daishin Securities Co., Ltd.	4,210	38,497
Daishin Securities Co., Ltd. (Preference)	1,500	9,114
Dubai Investments PJSC	52,361	41,486
Edelweiss Financial Services Ltd.	20,970	21,406
Egypt Kuwait Holding Co. SAE	235,072	148,095
Egyptian Financial Group-Hermes Holding Co.*	21,531	29,615
Eugene Investment & Securities Co., Ltd.*	21,163	65,470
GF Securities Co., Ltd., Class H*	51,400	99,852
Grupo Financiero Interacciones S.A. de CV, Class O	9,100	57,164
Guotai Junan International Holdings Ltd.	130,800	45,556
Haitong Securities Co., Ltd., Class H	123,200	222,807
Hanwha Investment & Securities Co., Ltd.	14,471	71,233
HMC Investment Securities Co., Ltd.	6,610	59,878
Hyundai Securities Co., Ltd.	6,570	48,174
IIFL Holdings Ltd.	18,834	57,676
Investec Ltd.	9,247	84,100
Jih Sun Financial Holdings Co., Ltd.	8,000	2,042
KIWOOM Securities Co., Ltd.	188	10,540
Korea Investment Holdings Co., Ltd.	2,025	107,640
Kyobo Securities Co., Ltd.	4,853	48,731
Macquarie Korea Infrastructure Fund	14,065	94,957
Masterlink Securities Corp.*	288,268	85,645
Meritz Securities Co., Ltd.	9,230	46,144
Mirae Asset Securities Co., Ltd.	787	29,559
NH Investment & Securities Co., Ltd.	4,706	43,636

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
OSK Holdings Bhd	183,600	$86,411
Pioneers Holding for Financial Investments SAE*	26,756	29,250
President Securities Corp.	43,000	18,591
PSG Konsult Ltd.	130,001	96,442
Religare Enterprises Ltd.*	3,905	18,950
Samsung Securities Co., Ltd.	2,171	97,590
Shenwan Hongyuan HK Ltd.	35,000	17,517
Shinyoung Securities Co., Ltd.	860	39,246
SK Securities Co., Ltd.*	22,841	25,473
Waterland Financial Holdings Co., Ltd.	57,656	15,176
Yuanta Financial Holding Co., Ltd.	357,625	169,912
Yuanta Securities Korea Co., Ltd.*	893	4,167
Zeder Investments Ltd.	95,295	65,333

		3,171,562
Chemicals - 2.8%
AECI Ltd.	13,432	115,211
AK Holdings, Inc.	208	16,407
Alexandria Mineral Oils Co.	13,177	64,084
Alpek SAB de CV	20,000	27,689
Asia Polymer Corp.	44,100	21,511
Asian Paints Ltd.	12,733	175,312
BASF India Ltd.	836	15,537
Batu Kawan Bhd	4,500	21,462
Bayer CropScience Ltd.	562	35,083
Berger Paints India Ltd.	9,474	32,197
Bloomage BioTechnology Corp. Ltd.	7,500	13,544
Braskem S.A. (Preference), Class A	3,900	14,234
Castrol India Ltd.	2,653	20,322
China BlueChemical Ltd., Class H	71,100	23,112
China Lumena New Materials Corp.*^	888,000	—
China Man-Made Fiber Corp.*	342,000	88,827
China Petrochemical Development Corp.*	105,700	28,960
China Steel Chemical Corp.	5,000	18,292
China Synthetic Rubber Corp.*	27,000	25,827
Ciech S.A.*	3,128	58,724
Coromandel International Ltd.	21,345	81,011
Cydsa SAB de CV	11,600	18,373
Dongyue Group Ltd.	226,000	62,387
Eastern Polymer Group PCL (NVDR)*	52,200	14,070
Eternal Materials Co., Ltd.	20,600	20,097

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Everlight Chemical Industrial Corp.	28,940	$17,600
Formosa Chemicals & Fibre Corp.	130,980	310,321
Formosa Plastics Corp.	181,440	402,287
Formosan Rubber Group, Inc.	148,000	102,428
Fufeng Group Ltd.	75,600	45,737
Godrej Industries Ltd.	3,377	20,575
Grand Pacific Petrochemical	272,000	136,123
Green Seal Holding Ltd.	2,000	7,950
Grupa Azoty S.A.*	1,225	27,695
Gubre Fabrikalari TAS	34,735	95,931
Gujarat Fluorochemicals Ltd.	1,704	18,848
Hansol Chemical Co., Ltd.	1,000	71,273
Hanwha Chemical Corp.	3,940	69,530
Hanwha Corp.	1,676	68,034
Ho Tung Chemical Corp.*	300,177	65,509
Huabao International Holdings Ltd.	65,000	31,610
Huchems Fine Chemical Corp.	1,440	27,996
Hyosung Corp.	1,126	137,123
Indorama Ventures PCL (NVDR)	61,700	46,391
Kolon Corp.	1,755	92,238
Kolon Industries, Inc.	792	37,023
Korea Petro Chemical Ind	268	41,225
Kukdo Chemical Co., Ltd.	1,038	71,675
Kumho Petrochemical Co., Ltd.	43	2,223
LCY Chemical Corp.	133,000	77,934
LG Chem Ltd.	1,625	347,178
LG Chem Ltd. (Preference)	179	27,994
Lotte Chemical Corp.	639	142,255
Mexichem SAB de CV	19,400	57,143
Monsanto India Ltd.	304	15,488
Namhae Chemical Corp.	3,200	31,175
Nan Ya Plastics Corp.	208,010	424,961
Nantex Industry Co., Ltd.	17,425	12,694
Ocean Plastics Co., Ltd.*	28,000	21,196
OCI Co., Ltd.	782	64,824
OCI Materials Co., Ltd.	490	55,652
Omnia Holdings Ltd.	2,901	40,237
Petkim Petrokimya Holding A/S*	17,696	26,646
Petronas Chemicals Group Bhd	65,500	109,780
PhosAgro OAO	1,791	71,318
PI Industries Ltd.	3,821	39,096
Pidilite Industries Ltd.	3,715	32,339
PTT Global Chemical PCL (NVDR)	72,800	127,547
Rallis India Ltd.	3,030	10,314
Samsung Fine Chemicals Co., Ltd.	2,132	62,585
San Fang Chemical Industry Co., Ltd.	26,439	29,226
Scientex Bhd	32,500	60,335

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Shinkong Synthetic Fibers Corp.	160,000	$50,121
Sidi Kerir Petrochemicals Co.	5,418	9,085
Sinofert Holdings Ltd.	183,700	30,568
Sinopec Shanghai Petrochemical Co., Ltd., Class H*	176,000	71,741
SK Chemicals Co., Ltd.	593	35,879
SKC Co., Ltd.	952	29,004
SKCKOLONPI, Inc.*	1,052	9,485
Sociedad Quimica y Minera de Chile S.A. (Preference), Class B	3,725	50,953
Solar Applied Materials Technology Co.	120,000	75,828
Soulbrain Co., Ltd.	3,006	109,050
Swancor Ind Co., Ltd.	7,338	50,088
Synthos S.A.	4,438	5,566
Taekwang Industrial Co., Ltd.	18	18,690
Taiwan Fertilizer Co., Ltd.	5,000	7,317
TSRC Corp.*	28,900	20,093
Unid Co., Ltd.	1,620	76,559
UPC Technology Corp.	268,000	80,048
UPL Ltd.	6,541	54,649
Uralkali PJSC*	20,014	53,229
USI Corp.	266,000	93,521
Victory New Materials Ltd. Co.*	14,000	33,568
Yingde Gases Group Co., Ltd.	16,000	9,515
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	12,000	31,547

		5,853,639
Commercial Services & Supplies - 0.2%
China Everbright International Ltd.	100,000	154,019
Cleanaway Co., Ltd.*	7,000	33,701
Dynagreen Environmental Protection Group Co., Ltd., Class H*	30,000	19,078
iOne Holdings Ltd.*	460,000	24,922
KEPCO Plant Service & Engineering Co., Ltd.	496	49,805
KRUK S.A.	1,838	84,870
S-1 Corp.	596	42,937
Taiwan Secom Co., Ltd.	11,165	33,561
Taiwan Sogo Shin Kong SEC	24,240	28,715
Yestar International Holdings Co., Ltd.	60,000	23,761

		495,369
Communications Equipment - 0.3%
Accton Technology Corp.	85,000	35,135
Advanced Ceramic X Corp.*	4,000	26,543
Alpha Networks, Inc.	117,000	57,441

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
BYD Electronic International Co., Ltd.*	43,000	$35,776
China All Access Holdings Ltd.	352,000	130,315
CyberTAN Technology, Inc.	45,000	25,727
D-Link Corp.	100,044	32,005
Humax Co., Ltd.	4,262	60,097
Senao Networks, Inc.	2,000	14,823
Sercomm Corp.	23,000	48,737
Unizyx Holding Corp.	88,000	32,751
Wistron NeWeb Corp.	7,861	19,546
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(a)	18,500	21,883
Zinwell Corp.	79,000	85,077
ZTE Corp., Class H	25,680	57,109

		682,965
Construction & Engineering - 1.7%
Arabtec Holding PJSC*	85,314	55,284
BES Engineering Corp.	427,000	115,773
Budimex S.A.	1,240	61,319
CH Karnchang PCL (NVDR)	26,537	19,576
China Communications Construction Co., Ltd., Class H	171,000	219,697
China Machinery Engineering Corp., Class H	63,200	48,018
China Railway Construction Corp. Ltd., Class H	78,000	101,219
China Railway Group Ltd., Class H	158,000	134,923
China Singyes Solar Technologies Holdings Ltd.*	147,000	147,525
China State Construction International Holdings Ltd.	60,000	93,340
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,500	25,407
Concord New Energy Group Ltd.*	480,000	30,649
Continental Holdings Corp.	191,850	56,331
CTCI Corp.	18,000	27,281
Daelim Industrial Co., Ltd.	927	58,940
Daewoo Engineering & Construction Co., Ltd.*	8,221	48,477
Dialog Group Bhd	115,888	48,785
Doosan Engineering & Construction Co., Ltd.	8,316	57,139
e Tec E&C Ltd.	24	3,620
Engineers India Ltd.	7,896	29,765
Gamuda Bhd	81,000	102,084
GMR Infrastructure Ltd.	244,170	53,314
Grana y Montero SAA	150,008	176,259
GS Engineering & Construction Corp.*	1,337	29,822

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Hyundai Development Co-Engineering & Construction	2,030	$121,437
Hyundai Engineering & Construction Co., Ltd.	1,631	47,948
IJM Corp. Bhd	67,400	119,838
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	32,349	63,240
IRB Infrastructure Developers Ltd.	14,927	57,212
Italian-Thai Development PCL (NVDR)*	135,443	28,245
Kumho Industrial Co., Ltd.*	2,693	42,346
Kuo Toong International Co., Ltd.*	17,000	19,708
Larsen & Toubro Ltd.	2,313	64,604
Larsen & Toubro Ltd. (GDR)	6,664	183,593
Malaysian Resources Corp. Bhd	70,600	19,937
Metallurgical Corp. of China Ltd., Class H	162,000	54,123
NCC Ltd./India	42,441	54,608
Orascom Construction Ltd.*	4,075	52,160
Pembangunan Perumahan Persero Tbk PT	221,700	63,998
Promotora y Operadora de Infraestructura SAB de CV*	9,400	108,844
Promotora y Operadora de Infraestructura SAB de CV, Class L*	2,300	22,970
Rich Development Co., Ltd.*	203,467	72,824
Ruentex Engineering & Construction Co.	16,000	22,400
Sadbhav Engineering Ltd.	7,246	36,112
Samho International Co., Ltd.*	478	10,355
Samsung Engineering Co., Ltd.*	1,287	32,116
Sinopec Engineering Group Co., Ltd., Class H	25,000	20,478
Sino-Thai Engineering & Construction PCL (NVDR)	41,571	27,246
Taeyoung Engineering & Construction Co., Ltd.*	7,920	45,889
Tekfen Holding A/S	82,884	126,605
TTCL PCL (NVDR)	29,700	25,070
UEM Edgenta Bhd	47,200	42,578
Voltas Ltd.	11,827	58,583
Waskita Karya Persero Tbk PT	352,393	46,109
WCT Holdings Bhd	6,386	2,338
Wijaya Karya Persero Tbk PT	88,000	17,271

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Wilson Bayly Holmes-Ovcon Ltd.	8,738	$66,125

		3,521,457
Construction Materials - 1.8%
ACC Ltd.	1,496	32,371
Akcansa Cimento A/S	3,896	22,140
Ambuja Cements Ltd.	27,252	98,734
Anhui Conch Cement Co., Ltd., Class H	49,000	152,329
Asia Cement China Holdings Corp.	129,500	52,787
Asia Cement Co., Ltd.	461	45,306
Asia Cement Corp.	107,020	117,455
BBMG Corp., Class H	347,000	266,327
Cementos Argos S.A.	17,080	59,000
Cementos Argos S.A. (Preference)	14,164	46,597
Cemex SAB de CV*	498,728	427,410
Century Textiles & Industries Ltd.	2,602	28,583
CHC Resources Corp.	6,000	12,695
Chia Hsin Cement Corp.*	196,000	67,048
China National Building Material Co., Ltd., Class H	62,000	46,946
China National Materials Co., Ltd., Class H	352,000	79,006
China Resources Cement Holdings Ltd.	40,170	20,934
China Shanshui Cement Group Ltd.*^	541,000	438,952
Cimsa Cimento Sanayi ve Ticaret A/S	18,572	106,214
Dongpeng Holdings Co., Ltd.	214,000	96,064
Eugene Corp.	4,554	24,441
Grupo Argos S.A.	6,361	38,736
Grupo Argos S.A. (Preference)	5,305	30,709
Hanil Cement Co., Ltd.	160	17,229
Holcim Indonesia Tbk PT	358,500	37,632
Huaxin Cement Co., Ltd., Class B	85,302	66,280
Indocement Tunggal Prakarsa Tbk PT	30,600	45,298
JK Lakshmi Cement Ltd.	657	3,457
Lafarge Malaysia Bhd	6,300	15,567
PPC Ltd.	163,438	291,590
Prism Cement Ltd.*	10,157	17,021
Qatar National Cement Co. QSC	679	22,191
Qatari Investors Group QSC	1,355	18,644
The Ramco Cements Ltd.	4,924	27,792
Semen Indonesia Persero Tbk PT	59,100	44,126
Shree Cement Ltd.	241	42,929
The Siam Cement PCL (NVDR)	12,000	179,089
Siam City Cement PCL (NVDR)	3,700	38,423
Societe Lafarge Ciments S.A.	85	16,635

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction Materials - (continued)
Ssangyong Cement Industrial Co., Ltd.*	3,932	$67,373
Taiwan Building Materials Co., Ltd.	155,000	44,185
Taiwan Cement Corp.	118,000	127,824
TCC International Holdings Ltd.	477,150	122,484
Tipco Asphalt PCL (NVDR)	50,100	34,684
Tongyang Cement & Energy Corp.*	1,723	8,820
TPI Polene PCL (NVDR)	377,200	24,829
Ultratech Cement Ltd.*	2,398	117,777
Union Andina de Cementos SAA	381	287
Universal Cement Corp.	46,389	34,970
Wijaya Karya Beton Tbk PT	294,300	24,475

		3,802,395
Consumer Finance - 0.4%
AEON Credit Service M Bhd	8,000	28,867
AEON Thana Sinsap Thailand PCL (NVDR)	26,500	66,165
Bajaj Finance Ltd.	679	58,364
Credit China Holdings Ltd.	196,000	45,509
Credito Real SAB de CV SOFOM ER	15,700	36,122
Gentera SAB de CV	50,368	87,117
KB Capital Co., Ltd.	3,052	60,771
Krungthai Card PCL (NVDR)	3,800	8,544
Mahindra & Mahindra Financial Services Ltd.	6,327	25,449
Muthoot Finance Ltd.	28,237	87,307
Samsung Card Co., Ltd.	1,569	51,757
Shriram Transport Finance Co., Ltd.	6,106	84,888
SKS Microfinance Ltd.*	11,591	105,184
Srisawad Power 1979 PCL (NVDR)	41,340	43,692
Taiwan Acceptance Corp.	11,000	24,772

		814,508
Containers & Packaging - 0.4%
Cheng Loong Corp.	275,000	98,863
CPMC Holdings Ltd.	149,000	82,070
Great China Metal Industry	68,000	57,938
Greatview Aseptic Packaging Co., Ltd.	99,000	58,105
Klabin S.A.	17,600	109,173
Klabin S.A. (Preference)	128,200	154,460
Nampak Ltd.	12,195	30,833
Samkwang Glass	123	10,396
Sansung Life & Science Co., Ltd.*	738	46,671

	Shares	Value
Common Stocks - (continued)
Containers & Packaging - (continued)
Taiwan Hon Chuan Enterprise Co., Ltd.	91,160	$142,927

		791,436
Distributors - 0.2%
Dah Chong Hong Holdings Ltd.	264,000	117,147
Dogus Otomotiv Servis ve Ticaret A/S	9,606	55,806
Imperial Holdings Ltd.	4,371	58,964
Inter Cars S.A.	820	53,979
Test Rite International Co., Ltd.	23,000	15,080
Xinhua Winshare Publishing and Media Co., Ltd., Class H	27,000	24,032

		325,008
Diversified Consumer Services - 0.2%
Curro Holdings Ltd.*	12,118	33,616
Daekyo Co., Ltd.	4,590	36,637
Estacio Participacoes S.A.	12,600	52,080
Fu Shou Yuan International Group Ltd.	105,000	59,866
Kroton Educacional S.A.	51,252	143,483
Linekong Interactive Group Co., Ltd.*	26,000	26,797
Lung Yen Life Service Corp.*	4,000	9,756
Ser Educacional S.A.	13,000	41,501
Somos Educacao S.A.	19,900	74,262

		477,998
Diversified Financial Services - 1.8%
African Bank Investments Ltd.*^	61,875	1,520
Al Waha Capital PJSC	307,616	207,713
Alexander Forbes Group Holdings Ltd.	96,640	68,936
Ayala Corp.	7,950	135,585
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	52,100	158,839
Bolsa Mexicana de Valores SAB de CV	23,400	42,240
Bursa Malaysia Bhd	3,200	6,761
Chailease Holding Co., Ltd.*	29,744	61,991
Corp. Financiera Colombiana S.A.	1,295	17,132
Credit Analysis & Research Ltd.	1,685	37,377
Dubai Financial Market PJSC	67,052	35,235
Far East Horizon Ltd.	73,000	68,082
FirstRand Ltd.	122,360	530,870
Fubon Financial Holding Co., Ltd.	257,000	468,879
Grupo BTG Pactual	12,600	94,558
Grupo de Inversiones Suramericana S.A.	8,432	109,188
Grupo de Inversiones Suramericana S.A. (Preference)	1,425	18,253
GT Capital Holdings, Inc.	2,600	79,589
Haci Omer Sabanci Holding A/S	58,257	199,905

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Hanhua Financial Holding Co., Ltd., Class H(a)	362,000	$58,837
Hankook Tire Worldwide Co., Ltd.	1,342	20,070
IFCI Ltd.	240,997	93,590
Inversiones La Construccion S.A.	10,935	119,638
JSE Ltd.	8,898	103,952
Meritz Financial Group, Inc.	2,333	31,800
Metro Pacific Investments Corp.	436,600	46,300
Moscow Exchange MICEX-RTS PJSC	79,989	92,409
NICE Holdings Co., Ltd.*	5,807	110,418
NICE Information Service Co., Ltd.	854	8,940
Power Finance Corp. Ltd.	12,264	47,082
PSG Group Ltd.	3,057	48,320
Reliance Capital Ltd.	5,803	35,319
Remgro Ltd.	18,262	379,207
RMB Holdings Ltd.	27,015	146,348
Rural Electrification Corp. Ltd.	7,793	32,938
Warsaw Stock Exchange	3,751	48,855

		3,766,676
Diversified Telecommunication Services - 1.5%
Alibaba Health Information Technology Ltd.*	100,000	92,747
APT Satellite Holdings Ltd.	45,750	42,668
Asia Pacific Telecom Co., Ltd.*	101,899	34,535
Asia Satellite Telecommunications Holdings Ltd.	4,000	8,823
China Communications Services Corp. Ltd., Class H	192,000	86,932
China Telecom Corp. Ltd., Class H	544,000	304,550
China Unicom Hong Kong Ltd.	186,000	262,482
Chunghwa Telecom Co., Ltd.	144,000	446,985
CITIC Telecom International Holdings Ltd.	428,625	196,280
Jasmine International PCL (NVDR)	82,400	11,690
KT Corp.*	4,868	127,301
LG Uplus Corp.	7,642	75,430
Magyar Telekom Telecommunications PLC*	7,439	10,846
Maroc Telecom	5,994	71,618
Netia S.A.	35,576	53,526
O2 Czech Republic A/S	3,092	18,114
Oi S.A.*	15,401	21,942
Oi S.A. (Preference)*	9,110	12,685
Ooredoo QSC	5,254	116,299
Orange Polska S.A.	14,950	32,366

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Rostelecom PJSC (Preference)	29,982	$27,268
Tata Communications Ltd.*	5,003	35,148
Telefonica Brasil S.A.	6,200	69,156
Telefonica Brasil S.A. (Preference)	11,800	155,661
Telekom Malaysia Bhd	66,588	114,041
Telekomunikasi Indonesia Persero Tbk PT	1,827,500	397,180
Telkom S.A. SOC Ltd.	10,533	51,325
Thaicom PCL (NVDR)	21,800	22,422
TIME dotCom Bhd	39,486	69,793
True Corp. PCL (NVDR)*	347,216	106,396
Turk Telekomunikasyon A/S	9,573	23,840
XL Axiata Tbk PT*	134,700	29,524

		3,129,573
Electric Utilities - 1.3%
Adani Transmissions Ltd.*	6,485	2,867
Centrais Eletricas Brasileiras S.A.*	3,900	6,608
Centrais Eletricas Brasileiras S.A. (Preference), Class B	7,400	18,526
CESC Ltd.	20,061	176,853
CEZ A/S	4,903	119,413
Cia de Transmissao de Energia Eletrica Paulista (Preference)	4,339	52,647
Cia Energetica de Minas Gerais	1,577	4,567
Cia Energetica de Minas Gerais (Preference)	17,771	48,813
Cia Energetica do Ceara (Preference), Class A	5,459	63,532
Cia Paranaense de Energia	200	1,366
Cia Paranaense de Energia (Preference)	2,500	25,650
CPFL Energia S.A.	24,068	135,747
E.CL S.A.	43,669	59,485
EDP - Energias do Brasil S.A.	11,890	45,312
Empresa de Distribucion Electrica de Lima Norte S.A.	32,828	59,145
Enea S.A.	7,827	30,722
Energa S.A.	10,669	57,873
Enersis S.A.	801,862	242,375
Equatorial Energia S.A.	9,629	98,795
First Philippine Holdings Corp.	66,130	119,724
Inter RAO UES PJSC*	2,009,315	37,322
Interconexion Electrica S.A. ESP	21,842	54,122
Isagen S.A. ESP	11,611	11,906
Korea Electric Power Corp.	10,412	452,908
Light S.A.	27,200	112,827
Luz del Sur SAA	7,464	26,778
Manila Electric Co.	13,100	85,643

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
PGE Polska Grupa Energetyczna S.A.	26,936	$127,104
Reliance Infrastructure Ltd.	2,860	18,493
RusHydro JSC	2,878,136	25,228
Tata Power Co., Ltd.	39,352	42,011
Tauron Polska Energia S.A.	36,838	37,179
Tenaga Nasional Bhd	110,600	352,810
Torrent Power Ltd.	14,274	32,547
Transmissora Alianca de Energia Eletrica S.A.	1,100	6,707

		2,793,605
Electrical Equipment - 0.8%
ABB India Ltd.	1,456	31,487
AcBel Polytech, Inc.	125,000	73,246
Alstom T&D India Ltd.	2,883	25,231
Amara Raja Batteries Ltd.*	2,733	37,612
Bharat Heavy Electricals Ltd.	23,410	101,628
Bizlink Holding, Inc.	9,026	40,597
Boer Power Holdings Ltd.	28,000	53,383
Chicony Power Technology Co., Ltd.*	45,228	56,443
China Energine International Holdings Ltd.	112,000	11,269
China High Speed Transmission Equipment Group Co., Ltd.*	104,000	84,114
Crompton Greaves Ltd.	12,473	35,735
CS Wind Corp.	1,897	49,608
Dongfang Electric Corp. Ltd., Class H	44,400	57,617
Doosan Heavy Industries & Construction Co., Ltd.	241	4,140
ElSewedy Electric Co.*	3,080	18,307
Guodian Technology & Environment Group Corp. Ltd., Class H*	437,000	47,915
Harbin Electric Co., Ltd., Class H	68,000	43,419
Havells India Ltd.	11,245	48,948
Jiangnan Group Ltd.	328,000	84,620
Korea Electric Terminal Co., Ltd.	1,220	106,345
Kung Long Batteries Industrial Co., Ltd.	5,000	19,796
LS Corp.	1,553	52,026
LS Industrial Systems Co., Ltd.	92	4,104
Schneider Electric Infrastructure Ltd.*	2,601	8,087
Shanghai Electric Group Co., Ltd., Class H	104,000	64,260
Shihlin Electric & Engineering Corp.	26,000	30,923
Suzlon Energy Ltd.*	282,995	96,659

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Tech Pro Technology Development Ltd.*	119,600	$124,964
Teco Electric and Machinery Co., Ltd.	33,000	25,870
Voltronic Power Technology Corp.	1,200	14,595
Walsin Lihwa Corp.*	224,000	49,523
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	52,000	99,408

		1,601,879
Electronic Equipment, Instruments & Components - 3.3%
AAC Technologies Holdings, Inc.	32,000	181,624
Apator S.A.	2,885	32,098
Asia Optical Co., Inc.*	32,000	26,099
AU Optronics Corp.	353,000	112,928
Aurora Corp.	7,000	11,352
Boardtek Electronics Corp.	12,000	11,802
Career Technology MFG. Co., Ltd.*	81,000	63,884
Cheng Uei Precision Industry Co., Ltd.*	11,000	15,365
Chimei Materials Technology Corp.	97,950	62,980
Chin-Poon Industrial Co., Ltd.	12,000	15,318
Chroma ATE, Inc.	13,000	26,353
Compeq Manufacturing Co., Ltd.	76,000	50,070
Coretronic Corp.	23,000	18,213
Coxon Precise Industrial Co., Ltd.	28,000	49,842
Daeduck Electronics Co.	10,347	63,931
Daou Data Corp.	1,207	18,257
DataTec Ltd.	61,434	331,881
Delta Electronics Thailand PCL (NVDR)	21,000	47,964
Delta Electronics, Inc.	71,000	349,698
Digital China Holdings Ltd.	50,000	49,534
Dynapack International Technology Corp.	39,000	63,000
E Ink Holdings, Inc.*	293,000	114,614
Elite Material Co., Ltd.	83,000	170,882
Firich Enterprises Co., Ltd.	7,716	22,362
FLEXium Interconnect, Inc.	20,163	67,377
Flytech Technology Co., Ltd.	8,799	31,911
Genius Electronic Optical Co., Ltd.*	178	344
Gold Circuit Electronics Ltd.*	113,000	39,371
Hana Microelectronics PCL (NVDR)	44,800	41,311
HannStar Display Corp.	902,925	111,824
Hollysys Automation Technologies Ltd.	3,900	82,992
Holy Stone Enterprise Co., Ltd.	59,200	72,754

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Hon Hai Precision Industry Co., Ltd.	488,380	$1,403,040
Ichia Technologies, Inc.	39,000	24,397
Inari Amertron Bhd	34,500	31,031
Innolux Corp.	341,489	118,980
ITEQ Corp.	16,000	9,426
Ju Teng International Holdings Ltd.	284,000	124,923
KCE Electronics PCL (NVDR)	22,300	33,534
KH Vatec Co., Ltd.	4,654	61,648
Kingboard Chemical Holdings Ltd.	24,800	41,588
Kingboard Laminates Holdings Ltd.	321,000	141,198
Largan Precision Co., Ltd.	4,000	406,062
LG Display Co., Ltd.	8,315	157,041
LG Innotek Co., Ltd.	297	20,711
Lotes Co., Ltd.	20,000	54,796
Merry Electronics Co., Ltd.	55,300	80,398
MIN AIK Technology Co., Ltd.*	20,000	41,873
Nan Ya Printed Circuit Board Corp.	11,000	11,254
Pan-International Industrial Corp.	58,396	24,970
Partron Co., Ltd.	15,182	104,963
PAX Global Technology Ltd.*	33,000	52,699
Posiflex Technologies, Inc.*	6,241	27,675
Redington India Ltd.	14,310	26,313
Samart Corp. PCL (NVDR)	29,300	17,125
Samsung Electro-Mechanics Co., Ltd.	1,329	61,671
Samsung SDI Co., Ltd.	2,095	153,614
SFA Engineering Corp.	909	32,588
Simplo Technology Co., Ltd.	9,000	37,059
Sinbon Electronics Co., Ltd.	59,000	91,663
Sirtec International Co., Ltd.*	11,000	17,386
Sunny Optical Technology Group Co., Ltd.	33,000	63,682
Synnex Technology International Corp.	33,000	39,772
Taiflex Scientific Co., Ltd.*	63,000	77,624
Taiwan PCB Techvest Co., Ltd.	90,662	91,031
Test Research, Inc.	20,280	35,779
Tong Hsing Electronic Industries Ltd.	50,000	92,647
Tongda Group Holdings Ltd.	330,000	55,764
TPK Holding Co., Ltd.*	10,000	34,208
Tripod Technology Corp.	18,000	28,279
TXC Corp.	88,000	95,048
Wah Lee Industrial Corp.	64,000	89,194

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Walsin Technology Corp.	164,000	$56,880
Wasion Group Holdings Ltd.	73,100	96,558
Wintek Corp.*^	64,000	3,710
WPG Holdings Ltd.	43,000	48,827
WT Microelectronics Co., Ltd.	101,295	121,439
Yageo Corp.	23,256	33,148
Zhen Ding Technology Holding Ltd.	15,150	46,979

		6,878,130
Energy Equipment & Services - 0.2%
Bumi Armada Bhd	132,900	38,572
China Oilfield Services Ltd., Class H	48,000	58,883
Dayang Enterprise Holdings Bhd	60,900	34,077
Gulf International Services QSC	2,297	43,527
SapuraKencana Petroleum Bhd	49,000	31,390
Sinopec Oilfield Service Corp., Class H*	190,000	59,802
UMW Oil & Gas Corp. Bhd	87,700	31,645
Wison Engineering Services Co., Ltd.*	282,000	62,567

		360,463
Food & Staples Retailing - 1.7%
7-Eleven Malaysia Holdings Bhd	95,100	41,526
Al Meera Consumer Goods Co. QSC	314	23,326
Almacenes Exito S.A.	10,333	77,028
BGF retail Co., Ltd.	64	10,884
Big C Supercenter PCL (NVDR)	11,700	60,915
BIM Birlesik Magazalar A/S	6,856	116,637
Cencosud S.A.	26,047	55,910
China Resources Enterprise Ltd.	48,331	156,484
Cia Brasileira de Distribuicao (Preference)	2,202	48,045
CJ Freshway Corp.	242	14,518
Clicks Group Ltd.	10,495	80,253
Controladora Comercial Mexicana SAB de CV	17,900	52,747
Cosco Capital, Inc.	978,100	158,258
CP ALL PCL (NVDR)	177,320	241,491
Dongsuh Cos., Inc.	1,471	52,296
E-Mart Co., Ltd.	832	169,934
Eurocash S.A.	350	4,045
Grupo Comercial Chedraui S.A. de CV	9,800	27,551
GS Retail Co., Ltd.	662	29,532
Hyundai Greenfood Co., Ltd.	1,739	35,890
InRetail Peru Corp.*(a)	787	11,333
Lianhua Supermarket Holdings Co., Ltd., Class H*	38,000	20,195

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Magnit PJSC	2,082	$416,232
Massmart Holdings Ltd.	4,015	42,801
Matahari Putra Prima Tbk PT	95,800	20,537
Pick’n Pay Holdings Ltd.	86,062	182,260
Pick’n Pay Stores Ltd.	14,390	67,439
President Chain Store Corp.	23,000	167,192
Puregold Price Club, Inc.	47,000	38,023
Raia Drogasil S.A.	9,400	119,620
Robinsons Retail Holdings, Inc.*	20,030	33,022
Shoprite Holdings Ltd.	12,000	159,975
The SPAR Group Ltd.	8,157	127,925
Sumber Alfaria Trijaya Tbk PT	642,200	28,247
Sun Art Retail Group Ltd.	38,500	29,301
Taiwan TEA Corp.	86,000	37,591
Wal-Mart de Mexico SAB de CV	189,300	462,468

		3,421,431
Food Products - 3.4%
Agthia Group PJSC	13,259	27,833
Alicorp SAA*	27,219	45,202
Astra Agro Lestari Tbk PT	14,000	20,776
Astral Foods Ltd.	11,896	157,362
AVI Ltd.	11,978	75,758
Binggrae Co., Ltd.	276	19,412
Biostime International Holdings Ltd.	2,500	4,689
Boustead Plantations Bhd	153,600	55,424
BRF S.A.	26,400	553,578
Britannia Industries Ltd.	1,101	54,153
Charoen Pokphand Foods PCL (NVDR)	55,500	32,911
Charoen Pokphand Indonesia Tbk PT	115,500	21,644
China Agri-Industries Holdings Ltd.*	59,705	26,031
China Foods Ltd.*	10,789	4,982
China Huishan Dairy Holdings Co., Ltd.	16,000	4,850
China Huiyuan Juice Group Ltd.*	337,000	126,066
China Mengniu Dairy Co., Ltd.	52,000	235,104
China Modern Dairy Holdings Ltd.	66,000	21,369
China Shengmu Organic Milk Ltd.*(a)	73,000	16,573
China Yurun Food Group Ltd.*	442,000	131,135
CJ CheilJedang Corp.	358	125,743
Daesang Corp.	945	28,710
Dharma Satya Nusantara Tbk PT	93,600	22,142
Dongwon F&B Co., Ltd.	79	31,090
Dongwon Industries Co., Ltd.	73	22,771

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Dutch Lady Milk Industries Bhd	2,600	$31,830
Farmsco*	3,895	64,409
Genting Plantations Bhd	12,700	34,535
Great Wall Enterprise Co., Ltd.	207,800	138,878
Gruma SAB de CV, Class B	6,400	84,333
Grupo Bimbo SAB de CV*	48,800	131,679
Grupo Industrial Maseca SAB de
CV, Class B	43,800	61,786
Grupo Lala SAB de CV	30,900	71,903
Grupo Nutresa S.A.	13,267	102,707
Ichitan Group PCL (NVDR)	72,000	34,524
IJM Plantations Bhd	26,800	24,526
Illovo Sugar Ltd.	39,168	41,475
Imperial Pacific International Holdings Ltd.*	1,250,000	39,988
Indofood CBP Sukses Makmur Tbk PT	27,000	24,550
Indofood Sukses Makmur Tbk PT	139,000	62,680
Industrias Bachoco SAB de CV	7,300	35,012
IOI Corp. Bhd	86,500	95,897
JBS S.A.	28,700	128,724
Juhayna Food Industries	10,936	11,788
Kaset Thai International Sugar Corp. PCL (NVDR)	10,400	2,361
Keck Seng Malaysia Bhd	34,900	47,452
Kernel Holding S.A.	15,519	180,967
Khon Kaen Sugar Industry PCL (NVDR)	248,640	28,077
Kuala Lumpur Kepong Bhd	13,100	75,356
Kulim Malaysia Bhd	229,100	149,758
Lien Hwa Industrial Corp.	189,000	125,116
Lotte Confectionery Co., Ltd.	33	54,908
Lotte Food Co., Ltd.	68	52,940
M Dias Branco S.A.	300	6,754
Maeil Dairy Industry Co., Ltd.	546	17,778
Marfrig Global Foods S.A.*	33,400	52,480
Mayora Indah Tbk PT	25,517	52,439
Namchow Chemical Industrial Co., Ltd.	17,000	37,854
Namyang Dairy Products Co., Ltd.	35	22,044
Nestle India Ltd.	1,015	100,639
Nestle Malaysia Bhd	2,200	41,417
Nong Shim Holdings Co., Ltd.*	636	67,668
NongShim Co., Ltd.	133	35,292
Oceana Group Ltd.	5,071	40,071
Orion Corp.	148	145,957
Ottogi Corp.	59	41,446
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	971,600	97,322
Pioneer Foods Ltd.	6,970	109,381
PPB Group Bhd	21,000	84,780

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Pulmuone Co., Ltd.	127	$25,505
QL Resources Bhd	38,100	42,140
RCL Foods Ltd.	23,245	31,375
Sajo Industries Co., Ltd.*	196	16,834
Salim Ivomas Pratama Tbk PT	1,424,800	56,349
Samlip General Foods Co., Ltd.	181	53,752
Samyang Corp.	428	31,456
Samyang Holdings Corp.	351	57,443
Sao Martinho S.A.	6,700	66,092
Sarawak Oil Palms Bhd	27,800	31,111
Sawit Sumbermas Sarana Tbk PT	15,300	2,222
Shenguan Holdings Group Ltd.	198,000	39,588
Standard Foods Corp.	10,627	32,112
Tata Global Beverages Ltd.	7,341	16,052
Tenwow International Holdings Ltd.	188,000	69,600
Thai Union Frozen Products PCL (NVDR)	83,600	44,830
Thai Vegetable Oil PCL (NVDR)	136,470	94,865
Tiger Brands Ltd.	5,106	115,289
Tingyi Cayman Islands Holding Corp.	54,000	103,928
Tongaat Hulett Ltd.	34,409	332,718
TSH Resources Bhd	119,250	69,844
Ulker Biskuvi Sanayi A/S	7,765	43,284
Uni-President China Holdings Ltd.	51,000	47,038
Uni-President Enterprises Corp.	173,078	304,805
United Plantations Bhd	1,200	8,629
Universal Robina Corp.	37,970	158,821
Want Want China Holdings Ltd.	222,600	230,574
Wei Chuan Foods Corp.*	124,000	84,443
Yashili International Holdings Ltd.	34,000	9,868

		6,977,356
Gas Utilities - 0.7%
China Gas Holdings Ltd.	75,640	132,697
China Oil & Gas Group Ltd.*	1,522,000	139,393
China Resources Gas Group Ltd.	32,000	97,623
China Tian Lun Gas Holdings Ltd.*	34,500	31,286
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	2,100	25,468
E1 Corp.	746	43,989
Empresa de Energia de Bogota S.A. ESP	96,887	56,627
ENN Energy Holdings Ltd.	28,000	186,009
GAIL India Ltd.	13,346	73,882
Gas Malaysia Bhd	20,300	13,217
Great Taipei Gas Co., Ltd.	31,000	22,387
Gujarat Gas Co., Ltd.*^	4,000	46,358

	Shares	Value
Common Stocks - (continued)
Gas Utilities - (continued)
Gujarat State Petronet Ltd.	21,707	$43,909
Indraprastha Gas Ltd.	4,015	30,317
Infraestructura Energetica Nova SAB de CV*	6,400	31,435
Korea District Heating Corp.	801	50,381
Korea Gas Corp.	353	12,776
KyungDong City Gas Co., Ltd.*	609	57,509
Perusahaan Gas Negara Persero Tbk PT	248,000	73,332
Petronas Gas Bhd	14,900	86,022
Samchully Co., Ltd.	758	80,973
Towngas China Co., Ltd.	20,000	18,266
Zhongyu Gas Holdings Ltd.*	92,000	23,141

		1,376,997
Health Care Equipment & Supplies - 0.2%
Ginko International Co., Ltd.*	2,000	18,656
Hartalega Holdings Bhd	4,700	10,618
InBody Co., Ltd.	1,000	40,849
i-SENS, Inc.*	628	30,108
Kossan Rubber Industries	27,300	52,109
Lifetech Scientific Corp.*	196,000	33,879
Microlife Corp.	15,000	35,871
Microport Scientific Corp.*	11,000	4,612
Osstem Implant Co., Ltd.*	1,570	80,368
Pihsiang Machinery Manufacturing Co., Ltd.*	5,000	8,790
PW Medtech Group Ltd.*	81,000	23,509
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	16,098
St. Shine Optical Co., Ltd.	1,000	13,018
Suheung Co., Ltd.	550	22,961
Top Glove Corp. Bhd	29,400	58,577
Value Added Technologies Co., Ltd.	510	12,966

		462,989
Health Care Providers & Services - 0.8%
Apollo Hospitals Enterprise Ltd.	3,324	70,497
Bangkok Chain Hospital PCL (NVDR)	110,900	21,554
Bangkok Dusit Medical Services PCL (NVDR)	122,400	69,804
Banmedica S.A.	25,263	47,759
Bumrungrad Hospital PCL (NVDR)	12,200	70,614
Chabiotech Co., Ltd.*	5,399	72,900
China Pioneer Pharma Holdings Ltd.	46,000	26,880
Chularat Hospital PCL (NVDR)	157,300	8,703
Diagnosticos da America S.A.	12,000	35,705
Fortis Healthcare Ltd.*	9,651	28,794
IHH Healthcare Bhd	102,800	161,545

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
KPJ Healthcare Bhd	25,006	$28,115
Life Healthcare Group Holdings Ltd.	23,510	69,708
Medicare Group	157	8,046
Mediclinic International Ltd.	16,556	147,832
Medipost Co., Ltd.*	802	75,186
Mitra Keluarga Karyasehat Tbk PT	9,800	19,542
Netcare Ltd.	50,411	161,378
Odontoprev S.A.	12,500	40,711
Phoenix Healthcare Group Co., Ltd.	7,000	11,468
Qualicorp S.A.*	5,294	31,240
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	41,089	37,182
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	27,000	63,945
Siloam International Hospitals Tbk PT	22,800	27,894
Sinopharm Group Co., Ltd., Class H	48,800	187,588
Universal Health International
Group Holding Ltd.	257,000	109,731
Vibhavadi Medical Center PCL (NVDR)	322,300	13,717

		1,648,038
Hotels, Restaurants & Leisure - 0.9%
Ajisen China Holdings Ltd.	6,000	2,763
Alsea SAB de CV	35,000	114,518
The Ambassador Hotel	24,000	20,183
AmRest Holdings SE*	1,235	56,895
Bloomberry Resorts Corp.	79,300	16,819
Central Plaza Hotel PCL	1,600	1,691
Central Plaza Hotel PCL (NVDR)	12,500	13,211
China LotSynergy Holdings Ltd.	880,000	44,271
China Travel International Investment Hong Kong Ltd.	150,200	58,125
Cox & Kings Ltd.	5,559	25,425
CVC Brasil Operadora e Agencia de Viagens S.A.	4,300	23,206
Famous Brands Ltd.	6,936	70,789
Formosa International Hotels Corp.	1,210	8,527
Genting Bhd	62,400	132,811
Genting Malaysia Bhd	115,600	129,066
Gourmet Master Co., Ltd.	8,000	37,122
Grand Korea Leisure Co., Ltd.	1,040	26,752
Haichang Holdings Ltd.*(a)	134,000	25,409
Hana Tour Service, Inc.	729	108,090
Indian Hotels Co., Ltd.*	25,121	37,083

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Jinmao Investments and Jinmao China Investments Holdings Ltd.	41,500	$25,428
Jollibee Foods Corp.	16,350	67,924
Jubilant Foodworks Ltd.*	2,620	74,865
Kangwon Land, Inc.	3,960	144,335
Lion Travel Service Co., Ltd.*	5,000	23,439
Minor International PCL (NVDR)	66,550	55,230
MK Restaurants Group PCL (NVDR)	1,500	2,405
Modetour Network, Inc.	741	24,792
Orbis S.A.	2,013	31,782
Paradise Co., Ltd.	1,338	27,100
REXLot Holdings Ltd.^	2,821,986	160,168
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	26,000	8,754
Shinsegae Food Co., Ltd.	120	20,920
Sun International Ltd.	10,285	93,622
TA Global Bhd	241,100	19,858
Thomas Cook India Ltd.*	1,314	4,604
Travellers International Hotel Group, Inc.	190,000	22,143
Tsogo Sun Holdings Ltd.	16,629	31,500
Wowprime Corp.*	2,133	17,465
Xiabuxiabu Catering Management China Holdings Co., Ltd.(a)	18,500	9,331

		1,818,421
Household Durables - 1.2%
Ability Enterprise Co., Ltd.	134,000	59,633
AmTRAN Technology Co., Ltd.	252,000	138,885
Arcelik A/S	12,975	68,569
Corp. GEO SAB de CV*^	93,100	58
Coway Co., Ltd.	2,200	183,874
Cuckoo Electronics Co., Ltd.	79	20,220
Ez Tec Empreendimentos e Participacoes S.A.	24,663	98,688
Haier Electronics Group Co., Ltd.	44,000	103,412
Hanssem Co., Ltd.	405	102,794
Hume Industries Bhd	62,500	62,100
Hyundai Livart Furniture Co., Ltd.	1,131	61,375
Kinpo Electronics, Inc.*	413,000	130,029
LG Electronics, Inc.	2,961	102,736
LG Electronics, Inc. (Preference)	690	13,150
LiHOM-CUCHEN Co., Ltd.*^	1,834	26,253
MRV Engenharia e Participacoes S.A.	79,000	180,406
Oriental Weavers	72,925	98,630
Skyworth Digital Holdings Ltd.	53,872	41,208
Steinhoff International Holdings Ltd.	101,847	618,089
Symphony Ltd.	636	17,165
Taiwan Sanyo Electric Co .,Ltd.	19,950	16,745

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Tatung Co., Ltd.*	752,000	$138,626
TCL Multimedia Technology Holdings Ltd.	44,000	22,703
TTK Prestige Ltd.	202	12,558
Vestel Elektronik Sanayi ve Ticaret A/S*	7,415	12,292
Videocon Industries Ltd.	11,388	27,432
Welling Holding Ltd.	232,000	46,386
Whirlpool of India Ltd.*	2,289	26,639
Yuxing InfoTech Investment Holdings Ltd.	102,000	47,367
Zeng Hsing Industrial Co., Ltd.*	4,000	19,511

		2,497,533
Household Products - 0.5%
Hindustan Unilever Ltd.	29,602	425,506
Jyothy Laboratories Ltd.	618	2,928
Kimberly-Clark de Mexico SAB de CV, Class A	39,400	91,903
LG Household & Health Care Ltd.	361	264,391
LG Household & Health Care Ltd. (Preference)	64	21,823
NVC Lighting Holding Ltd.^	170,000	38,595
Unilever Indonesia Tbk PT	54,900	162,336
Vinda International Holdings Ltd.	7,000	17,337

		1,024,819
Independent Power and Renewable Electricity Producers - 1.1%
Aboitiz Power Corp.	71,937	68,736
Adani Power Ltd.*	12,059	5,153
AES Gener S.A.	89,312	47,957
AES Tiete S.A.	13,200	68,259
Aksa Enerji Uretim A/S*	23,830	25,532
Beijing Jingneng Clean Energy Co., Ltd., Class H	134,000	45,287
CGN Meiya Power Holdings Co., Ltd.*(a)	24,000	7,523
CGN Power Co., Ltd., Class H(a)	380,000	167,150
China Datang Corp. Renewable Power Co., Ltd., Class H*	205,000	26,708
China Longyuan Power Group Corp. Ltd., Class H	104,000	118,994
China Power International Development Ltd.	86,000	60,903
China Power New Energy Development Co., Ltd.	440,000	29,514
China Resources Power Holdings Co., Ltd.	72,000	185,194
Cia Energetica de Sao Paulo (Preference), Class B	3,700	20,565
Colbun S.A.	380,209	101,862

	Shares	Value
Common Stocks - (continued)
Independent Power and Renewable Electricity Producers - (continued)
Datang International Power Generation Co., Ltd., Class H	123,500	$53,368
E.ON Russia JSC	177,178	7,531
Electricity Generating PCL (NVDR)	7,900	34,406
Empresa Nacional de Electricidad S.A.	125,362	171,578
Energy Development Corp.	273,600	42,893
First Gen Corp.	84,039	47,500
Glow Energy PCL (NVDR)	19,000	48,113
Huadian Fuxin Energy Corp. Ltd., Class H	96,000	41,485
Huadian Power International Corp. Ltd., Class H	88,000	88,996
Huaneng Power International, Inc., Class H	122,000	149,189
Huaneng Renewables Corp. Ltd., Class H	236,000	100,156
Inter Far East Engineering (NVDR)	72,600	20,290
JSW Energy Ltd.	24,223	31,848
Lopez Holdings Corp.	528,300	83,285
NHPC Ltd.	43,444	12,806
NTPC Ltd.	69,998	147,435
Ratchaburi Electricity Generating Holding PCL (NVDR)	21,400	32,636
Reliance Power Ltd.*	43,613	29,010
Renova Energia S.A.*	2,400	22,922
SPCG PCL (NVDR)	43,600	30,184
Superblock PCL (NVDR)*	243,200	9,729
Taiwan Cogeneration Corp.	53,000	39,198
Tractebel Energia S.A.	3,400	35,423

		2,259,318
Industrial Conglomerates - 2.3%
Aamal Co.	3,738	15,029
Aboitiz Equity Ventures, Inc.	81,670	104,465
Aditya Birla Nuvo Ltd.	952	32,660
Akfen Holding A/S	25,335	74,188
Alfa SAB de CV, Class A	140,000	279,808
Alliance Global Group, Inc.	160,500	79,311
AntarChile S.A.	2,559	26,855
Beijing Enterprises Holdings Ltd.	17,000	125,105
Berjaya Corp. Bhd	996,800	101,648
Berli Jucker PCL	200	189
Berli Jucker PCL (NVDR)	200	189
The Bidvest Group Ltd.	11,246	274,443
Cahya Mata Sarawak Bhd*	15,700	23,892
Cheil Industries, Inc.*	1,846	264,244
Chongqing Machinery & Electric Co., Ltd., Class H	294,000	46,647

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
CITIC Ltd.	224,000	$401,058
CJ Corp.	488	127,406
Daesang Holdings Co., Ltd.	1,814	36,198
DMCI Holdings, Inc.	174,150	45,313
Doosan Corp.	599	52,470
Enka Insaat ve Sanayi A/S	49,309	89,597
Far Eastern New Century Corp.	138,376	130,612
Grupo Carso SAB de CV	14,600	66,662
Grupo Industrial Saltillo SAB de CV	23,100	46,716
Grupo KUO SAB De CV	42,000	62,891
Hanwha Techwin Co., Ltd.*	1,579	51,412
HAP Seng Consolidated Bhd	30,700	43,266
Harim Holdings Co., Ltd.*	7,498	32,615
Hong Leong Industries Bhd	36,000	49,701
Hosken Consolidated Investments Ltd.	18,256	201,124
Industries Qatar QSC	2,718	100,994
Jaiprakash Associates Ltd.*	403,550	60,421
JG Summit Holdings, Inc.	103,490	164,054
KAP Industrial Holdings Ltd.	76,957	37,939
KOC Holding A/S	24,681	109,884
LG Corp.	4,879	241,834
LT Group, Inc.	54,200	17,610
Mannai Corp. QSC	2,070	62,022
MMC Corp. Bhd	34,200	19,584
Quinenco S.A.	1,115	2,207
Reunert Ltd.	13,213	66,290
San Miguel Corp.	43,100	53,056
Shanghai Industrial Holdings Ltd.	14,000	41,175
Siemens Ltd.	2,046	46,437
Sigdo Koppers S.A.	40,455	53,300
Sime Darby Bhd	95,883	218,617
SK Holdings Co., Ltd.^	1,014	179,377
SM Investments Corp.	13,220	258,127
Turkiye Sise ve Cam Fabrikalari A/S	29,348	33,250
Yazicilar Holding A/S, Class A	4,309	31,038

		4,682,930
Insurance - 3.2%
Allianz Malaysia Bhd	8,300	24,567
Anadolu Hayat Emeklilik A/S	10,458	20,025
Bajaj Finserv Ltd.	2,163	62,264
Bangkok Insurance PCL (NVDR)	980	10,177
Bangkok Life Assurance PCL (NVDR)	13,540	18,824
BB Seguridade Participacoes S.A.	28,000	264,712
Cathay Financial Holding Co., Ltd.	307,962	497,476

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
China Life Insurance Co., Ltd.*	106,662	$107,603
China Life Insurance Co., Ltd., Class H	279,000	1,027,495
China Pacific Insurance Group Co., Ltd., Class H	78,200	327,838
China Taiping Insurance Holdings Co., Ltd.*	45,090	134,648
Discovery Ltd.	15,771	169,810
Dongbu Insurance Co., Ltd.	1,454	68,963
Hanwha General Insurance Co., Ltd.*	11,761	64,627
Hanwha Life Insurance Co., Ltd.	6,870	48,730
Hyundai Marine & Fire Insurance Co., Ltd.	1,773	48,032
KB Insurance Co., Ltd.	1,290	31,088
Korean Reinsurance Co.	2,763	34,828
Liberty Holdings Ltd.	3,013	33,958
Long Bon International Co., Ltd.	122,000	88,105
LPI Capital Bhd	12,306	45,562
Max India Ltd.	7,260	62,145
Mercuries & Associates Holding Ltd.	107,520	63,855
Meritz Fire & Marine Insurance Co., Ltd.	1,700	23,608
MMI Holdings Ltd.	42,167	98,424
Panin Financial Tbk PT*	4,464,000	90,089
The People’s Insurance Co. Group of China Ltd., Class H	243,300	126,165
PICC Property & Casualty Co., Ltd., Class H	161,634	336,516
Ping An Insurance Group Co. of China Ltd., Class H	177,000	1,018,304
Porto Seguro S.A.	3,700	42,290
Powszechny Zaklad Ubezpieczen S.A.	1,849	212,485
Qatar Insurance Co. SAQ	1,444	38,983
Qualitas Controladora SAB de CV*	62,600	107,296
Rand Merchant Insurance Holdings Ltd.	24,644	86,626
Samsung Fire & Marine Insurance Co., Ltd.	1,343	321,361
Samsung Fire & Marine Insurance Co., Ltd. (Preference)	108	14,675
Samsung Life Insurance Co., Ltd.	3,464	316,753
Sanlam Ltd.	68,432	362,418
Santam Ltd.	665	11,279
Shin Kong Financial Holding Co., Ltd.	294,615	86,225
Sul America S.A.	12,061	60,601
Syarikat Takaful Malaysia Bhd	19,900	20,761

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Taiwan Fire & Marine Insurance Co., Ltd.	15,000	$10,357
Tongyang Life Insurance	1,754	22,859

		6,663,407
Internet & Catalog Retail - 0.1%
B2W Cia Digital*	5,926	31,113
CJ O Shopping Co., Ltd.	20	3,471
Cogobuy Group*(a)	10,000	10,513
COL PCL (NVDR)	5,400	7,048
GS Home Shopping, Inc.	85	14,739
Hyundai Home Shopping Network Corp.	35	3,664
Interpark Corp.	1,402	28,276
Interpark Holdings Corp.	1,875	17,225
NS Shopping Co., Ltd.*	299	59,665

		175,714
Internet Software & Services - 2.3%
Addcn Technology Co., Ltd.	1,300	12,785
Ahnlab, Inc.	620	25,327
Daou Technology, Inc.	3,564	91,525
Daum Kakao Corp.	655	67,675
HC International, Inc.*	40,000	26,160
Info Edge India Ltd.	3,225	41,883
Just Dial Ltd.	3,660	61,637
KT Hitel Co., Ltd.*	1,063	10,174
NAVER Corp.	1,085	484,942
Pacific Online Ltd.	46,000	14,894
PChome Online, Inc.	4,333	60,113
SBS Contents Hub Co., Ltd.	660	8,319
SINA Corp.*	1,900	77,159
Sohu.com, Inc.*	1,200	57,756
Tencent Holdings Ltd.	200,024	3,733,534
Tian Ge Interactive Holdings Ltd.(a)	183,000	79,552

		4,853,435
IT Services - 1.9%
Chinasoft International Ltd.*	190,000	71,076
Cielo S.A.	33,416	427,979
CMC Ltd.	1,152	34,908
eClerx Services Ltd.	1,072	24,828
EOH Holdings Ltd.	7,765	106,065
HCL Technologies Ltd.	16,658	259,347
Hexaware Technologies Ltd.	9,883	44,191
Hi Sun Technology China Ltd.*	204,000	41,314
Infosys Ltd.	54,864	921,599
Infosys Ltd. (ADR)	16,864	285,170
KCP Co., Ltd.*	907	29,764
Kginicis Co., Ltd.	1,317	25,098
Mindtree Ltd.	2,484	49,575
Mphasis Ltd.*	7,767	50,901

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
My EG Services Bhd	61,800	$42,660
Nan Hai Corp. Ltd.*	1,650,000	31,926
OSANGJAIEL Co., Ltd.*	956	14,216
Persistent Systems Ltd.	1,704	17,676
Samsung SDS Co., Ltd.	240	60,095
SK C&C Co., Ltd.	761	199,005
SONDA S.A.	7,485	13,777
Systex Corp.	16,000	26,758
Tata Consultancy Services Ltd.	17,991	704,494
Tech Mahindra Ltd.	16,425	135,948
TravelSky Technology Ltd., Class H	52,000	62,851
Vakrangee Ltd.	26,228	68,108
Wipro Ltd.	24,579	218,446

		3,967,775
Leisure Products - 0.1%
Giant Manufacturing Co., Ltd.	11,000	92,853
HLB, Inc.*	2,896	65,461
Johnson Health Tech Co., Ltd.*	9,045	19,625
KMC Kuei Meng International, Inc.	2,000	8,647
Merida Industry Co., Ltd.	7,350	45,630
Samick Musical Instruments Co., Ltd.	5,259	20,786
Topkey Corp.*	9,192	34,064

		287,066
Life Sciences Tools & Services - 0.0%†
Divi’s Laboratories Ltd.*	817	24,995

Machinery - 1.0%
AIA Engineering Ltd.	1,599	24,802
Airtac International Group	6,494	29,825
Ashok Leyland Ltd.	61,007	80,352
BEML Ltd.	768	18,202
China Conch Venture Holdings Ltd.	39,000	80,392
China Huarong Energy Co., Ltd.*	575,500	35,633
China International Marine
Containers Group Co., Ltd., Class H	13,400	28,417
China Yuchai International Ltd.	5,200	77,844
CIMC Enric Holdings Ltd.	14,000	9,788
Coastal Contracts Bhd	109,500	70,719
CSBC Corp. Taiwan	24,000	10,338
Cummins India Ltd.	2,089	32,520
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,023	29,791
Doosan Infracore Co., Ltd.*	2,100	13,657
Eicher Motors Ltd.	276	82,093
Haitian International Holdings Ltd.	30,000	62,149

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Hanjin Heavy Industries & Construction Co., Ltd.*	21,548	$83,419
Hiwin Technologies Corp.	9,302	57,601
Hy-Lok Corp.*	601	17,180
Hyundai Elevator Co., Ltd.*	547	37,257
Hyundai Heavy Industries Co., Ltd.*	1,860	154,185
Hyundai Rotem Co., Ltd.*	1,857	27,851
King Slide Works Co., Ltd.	3,000	34,683
Kinik Co.	18,000	28,507
Lakshmi Machine Works Ltd.	148	8,239
Lonking Holdings Ltd.	641,000	101,703
Nak Sealing Technologies Corp.	7,000	15,254
Otokar Otomotiv ve Savunma Sanayi A/S	706	21,888
QST International Corp.	1,000	2,930
Rechi Precision Co., Ltd.	21,969	16,248
Samsung Heavy Industries Co., Ltd.	3,638	42,904
San Shing Fastech Corp.*	4,000	9,680
Sany Heavy Equipment International Holdings Co., Ltd.*	164,000	35,964
Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	19,300	54,079
Shanghai Zhenhua Heavy Industries Co., Ltd., Class B*	93,800	56,749
Shin Zu Shing Co., Ltd.	52,000	135,882
Sinmag Equipment Corp.	3,000	16,534
Sinotruk Hong Kong Ltd.	11,000	5,732
SKF India Ltd.	1,144	23,090
Syncmold Enterprise Corp.	47,000	63,865
Thermax Ltd.	2,214	36,103
Turk Traktor ve Ziraat Makineleri A/S	923	24,322
United Tractors Tbk PT	50,700	75,708
WEG S.A.	22,000	120,343
Weichai Power Co., Ltd., Class H	10,000	15,015
Yungtay Engineering Co., Ltd.	16,000	25,162
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	145,400	78,211

		2,112,810
Marine - 0.5%
China COSCO Holdings Co., Ltd., Class H*	114,193	58,332
China Shipping Container Lines Co., Ltd., Class H*	171,000	53,601
China Shipping Development Co., Ltd., Class H	134,000	81,413
Chinese Maritime Transport Ltd.	22,000	19,755

	Shares	Value
Common Stocks - (continued)
Marine - (continued)
Cia Sud Americana de Vapores S.A.*	2,520,397	$74,735
Evergreen Marine Corp. Taiwan Ltd.	23,230	11,147
Grindrod Ltd.	160,473	170,050
Hanjin Shipping Co., Ltd.*	4,400	19,027
Hyundai Merchant Marine Co., Ltd.*	1,355	7,249
Korea Line Corp.*	1,439	28,653
MISC Bhd	40,800	83,211
Pan Ocean Co., Ltd.*	14,400	53,408
Qatar Navigation QSC	1,324	36,216
Sincere Navigation Corp.	33,000	23,884
Thoresen Thai Agencies PCL (NVDR)	46,419	16,595
Trencor Ltd.	38,514	182,634
U-Ming Marine Transport Corp.	33,000	42,332
Wan Hai Lines Ltd.	32,000	26,809
Wisdom Marine Lines Co., Ltd.*	75,192	87,406
Yang Ming Marine Transport Corp.*	72,000	24,744

		1,101,201
Media - 2.0%
Astro Malaysia Holdings Bhd	87,700	70,398
BEC World PCL (NVDR)	9,000	9,193
Cheil Worldwide, Inc.*	1,550	25,300
CJ CGV Co., Ltd.	643	64,292
CJ E&M Corp.*	570	36,047
CJ Hellovision Co., Ltd.	3,312	36,371
Cyfrowy Polsat S.A.*	10,613	65,285
Dish TV India Ltd.*	17,517	31,705
Global Mediacom Tbk PT	376,700	34,669
Grupo Televisa SAB	85,800	602,062
Hyundai Hy Communications & Network Co., Ltd.	15,983	55,319
IHQ, Inc.*	5,251	12,475
KEYEAST Co., Ltd.*	4,710	17,751
KT Skylife Co., Ltd.	2,187	44,669
Loen Entertainment, Inc.	236	18,010
Major Cineplex Group PCL (NVDR)	25,300	23,509
Media Nusantara Citra Tbk PT	246,500	37,264
Media Prima Bhd	257,300	89,478
Megacable Holdings SAB de CV	31,100	127,129
MNC Investama Tbk PT	354,000	7,484
Multiplus S.A.	3,500	42,518
Naspers Ltd., Class N	15,564	2,183,426
Network 18 Media & Investments Ltd.*	27,440	23,516
Phoenix Satellite Television Holdings Ltd.	20,000	5,186

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Plan B Media PCL (NVDR)*	68,200	$11,513
Poly Culture Group Corp. Ltd., Class H	8,300	20,664
SBS Media Holdings Co., Ltd.	8,899	27,834
SHOWBOX Corp.*	1,985	14,419
SM Entertainment Co.*	921	24,911
Smiles S.A.	3,400	54,659
Star Media Group Bhd	20,000	13,126
Surya Citra Media Tbk PT	127,049	27,706
TV18 Broadcast Ltd.*	39,466	22,805
TVN S.A.	7,248	38,390
VGI Global Media PCL (NVDR)	70,796	9,240
Visi Media Asia Tbk PT*	823,000	27,682
Viva China Holdings Ltd.*	392,000	41,464
Wisdom Holdings Group	71,000	37,184
YG Entertainment, Inc.	871	39,450
Zee Entertainment Enterprises Ltd.	22,098	137,444

		4,211,547
Metals & Mining - 3.3%
Alrosa PAO	80,667	94,118
Aluminum Corp. of China Ltd., Class H*	144,000	50,339
Aneka Tambang Persero Tbk PT*	778,100	27,322
Angang Steel Co., Ltd., Class H	104,000	52,857
Anglo American Platinum Ltd.*	2,685	56,047
AngloGold Ashanti Ltd.*	9,996	60,339
ArcelorMittal South Africa Ltd.*	34,160	39,583
Assore Ltd.	11,928	79,886
Bradespar S.A. (Preference)	4,745	13,548
China Daye Non-Ferrous Metals Mining Ltd.*	556,000	13,484
China Hongqiao Group Ltd.	30,500	22,622
China Metal Products	73,725	64,451
China Metal Recycling Holdings Ltd.*^	51,000	—
China Molybdenum Co., Ltd., Class H	152,400	98,883
China Steel Corp.	457,981	327,839
China Zhongwang Holdings Ltd.^	26,800	11,443
Chinalco Mining Corp. International*	128,000	14,365
Chung Hung Steel Corp.*	196,000	28,247
Cia Siderurgica Nacional S.A.	7,600	9,691
Dongkuk Steel Mill Co., Ltd.*	26,649	137,555
Eregli Demir ve Celik Fabrikalari TAS	72,067	108,517
Ezz Steel*	17,574	18,763
Feng Hsin Iron & Steel Co.	26,000	29,935

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Fosun International Ltd.	77,000	$161,900
Gerdau S.A.	12,700	18,354
Gerdau S.A. (Preference)	35,182	60,850
Gloria Material Technology Corp.	61,900	31,664
Gold Fields Ltd.	14,910	40,486
Grupa Kety S.A.	1,119	90,587
Grupo Mexico SAB de CV	136,900	376,494
Grupo Simec SAB de CV*	6,200	17,848
Hanson International Tbk PT*	934,935	49,416
Harmony Gold Mining Co., Ltd.*	124,081	118,013
Hindalco Industries Ltd.	28,932	47,469
Hindustan Zinc Ltd.	6,592	16,146
Honbridge Holdings Ltd.*	112,000	19,359
Hyundai Steel Co.	2,697	134,590
Impala Platinum Holdings Ltd.*	11,105	40,056
Industrias Penoles SAB de CV	2,005	30,608
Jastrzebska Spolka Weglowa S.A.*	19,435	61,329
Jiangxi Copper Co., Ltd., Class H	39,000	52,823
JSW Steel Ltd.	3,713	48,148
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A	8,180	5,270
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	351,932	188,533
KGHM Polska Miedz S.A.	3,681	93,122
KISWIRE Ltd.	1,058	47,016
Korea Zinc Co., Ltd.	439	184,581
Koza Altin Isletmeleri A/S	5,091	42,844
Kumkang Kind Co., Ltd.	692	54,998
Maanshan Iron & Steel Co., Ltd., Class H*	140,000	32,868
Magnitogorsk Iron & Steel Works OJSC	97,882	30,299
Magnitogorsk Iron & Steel Works OJSC (GDR)	8,406	34,170
Metalurgica Gerdau S.A. (Preference)	75,408	76,707
Minera Frisco SAB de CV*	30,500	18,105
Minsur S.A.	306,328	114,219
MMC Norilsk Nickel PJSC	877	135,478
MMC Norilsk Nickel PJSC (ADR)	12,120	187,375
MMG Ltd.*	88,000	23,952
MOIL Ltd.	12,630	45,798
National Aluminium Co., Ltd.	27,956	15,456
Nickel Asia Corp.	101,064	23,291
NMDC Ltd.	30,461	48,410
North Mining Shares Co., Ltd.*	1,180,000	38,814
Northam Platinum Ltd.*	21,006	57,489
Novolipetsk Steel OJSC	25,236	32,761
Poongsan Corp.	6,434	144,609

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
POSCO	3,106	$521,582
POSCO Chemtech Co., Ltd.	7,022	68,111
Press Metal Bhd	24,700	15,888
Royal Bafokeng Platinum Ltd.*	11,882	34,138
Seah Besteel Corp.	761	21,526
SeAH Holdings Corp.	320	54,694
SeAH Steel Corp.	1,429	83,775
Severstal PAO	3,213	36,197
Severstal PAO (GDR)	2,805	31,640
Shougang Fushan Resources Group Ltd.	568,000	85,724
Sibanye Gold Ltd.	31,634	41,746
Sociedad Minera Cerro Verde SAA*	737	14,740
Stalprodukt S.A.	334	38,952
Steel Authority of India Ltd.	21,842	19,145
STP & I PCL (NVDR)	152,760	64,580
TA Chen Stainless Pipe*	211,900	108,059
Tang Eng Iron Works Co., Ltd.*	8,000	12,366
Tata Steel Ltd.	7,277	28,022
Thye Ming Industrial Co., Ltd.	46,000	47,499
Ton Yi Industrial Corp.	46,000	22,365
Tung Ho Steel Enterprise Corp.	32,000	19,866
Usinas Siderurgicas de Minas Gerais S.A.	13,721	38,895
Vale Indonesia Tbk PT	129,900	18,821
Vale S.A.	61,600	321,431
Vale S.A. (Preference)	69,219	294,834
Vedanta Ltd.	43,413	88,189
Volcan Cia Minera SAA, Class B	142,418	23,205
YC INOX Co., Ltd.	108,000	64,140
Yeong Guan Energy Technology Group Co., Ltd.	6,178	37,180
Yieh Phui Enterprise Co., Ltd.	154,080	39,531
Young Poong Corp.	29	33,755
Zijin Mining Group Co., Ltd., Class H	178,000	47,759

		6,830,494
Multiline Retail - 0.9%
Aeon Co. M Bhd	10,800	7,879
El Puerto de Liverpool SAB de CV	18,700	220,137
Far Eastern Department Stores Ltd.	57,012	32,234
Future Retail Ltd.*	10,119	19,191
Golden Eagle Retail Group Ltd.	14,000	17,301
Gwangju Shinsegae Co., Ltd.	151	41,294
Hyundai Department Store Co., Ltd.	578	72,858
Intime Retail Group Co., Ltd.	34,500	38,717

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Lojas Americanas S.A.	4,375	$16,878
Lojas Americanas S.A. (Preference)	19,372	97,279
Lojas Renner S.A.	4,900	155,924
Lotte Shopping Co., Ltd.	553	119,092
Maoye International Holdings Ltd.	441,000	65,419
Marisa Lojas S.A.	10,300	25,816
Matahari Department Store Tbk PT	64,100	82,924
Mitra Adiperkasa Tbk PT*	50,700	17,428
Multipolar Tbk PT	906,895	39,219
Parkson Holdings Bhd*	77,102	27,014
Parkson Retail Group Ltd.	98,000	16,813
Poya International Co., Ltd.	4,080	46,071
Robinson Department Store PCL (NVDR)	6,500	7,838
SACI Falabella	39,639	258,930
Shinsegae Co., Ltd.	308	54,749
Springland International Holdings Ltd.	324,000	109,918
Taiwan FamilyMart Co., Ltd.	2,000	13,683
Woolworths Holdings Ltd.	31,935	251,364

		1,855,970
Multi-Utilities - 0.1%
Qatar Electricity & Water Co. QSC	719	43,619
Tianjin Development Holdings Ltd.	56,000	46,521
YTL Corp. Bhd	104,000	42,965
YTL Power International Bhd	55,860	22,931

		156,036
Oil, Gas & Consumable Fuels - 6.0%
Adaro Energy Tbk PT	1,068,600	46,607
AK Transneft OAO (Preference)	68	153,885
The Bangchak Petroleum PCL (NVDR)	10,400	10,106
Banpu PCL (NVDR)	13,800	9,789
Bashneft PAO	648	20,175
Bashneft PAO (Preference)	3,167	69,646
Bharat Petroleum Corp. Ltd.	7,494	108,317
Cairn India Ltd.	1,290	3,480
China Coal Energy Co., Ltd., Class H	88,000	43,022
China Petroleum & Chemical Corp., Class H	968,236	734,392
China Shenhua Energy Co., Ltd., Class H	109,119	207,757
CNOOC Ltd.	572,000	709,070
Coal India Ltd.	46,852	320,820
Cosan S.A. Industria e Comercio	8,000	48,780
Dana Gas PJSC*	1,166,751	174,720

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol S.A.	113,864	$64,159
Empresas COPEC S.A.	16,207	162,737
Energy Absolute PCL (NVDR)	60,600	36,795
Essar Oil Ltd.*	11,219	33,682
Esso Thailand PCL (NVDR)*	230,200	34,617
Exxaro Resources Ltd.	6,974	41,406
Formosa Petrochemical Corp.	68,000	160,461
Gazprom PAO	285,790	667,354
Gazprom PAO (ADR)	73,857	343,435
The Great Eastern Shipping Co., Ltd.	17,277	93,595
Grupa Lotos S.A.*	8,854	74,270
GS Holdings Corp.	1,530	59,362
Hankook Shell Oil Co., Ltd.	56	22,062
Hindustan Petroleum Corp. Ltd.	3,954	56,836
Indian Oil Corp. Ltd.	11,043	74,291
Indo Tambangraya Megah Tbk PT	143,400	103,091
Inner Mongolia Yitai Coal Co., Ltd., Class B	49,300	50,828
IRPC PCL (NVDR)	365,100	43,507
Kunlun Energy Co., Ltd.	74,022	70,563
Lubelski Wegiel Bogdanka S.A.	11,931	166,165
Lukoil PJSC	14,967	622,376
Lukoil PJSC (ADR)	4,229	175,081
Mangalore Refinery & Petrochemicals Ltd.*	8,266	9,372
Medco Energi Internasional Tbk PT	179,600	34,121
MOL Hungarian Oil & Gas PLC	1,110	58,835
NOVATEK OAO	30,210	292,572
Oil & Natural Gas Corp. Ltd.	70,316	299,060
Oil India Ltd.	6,412	43,236
PetroChina Co., Ltd., Class H	760,000	753,892
Petroleo Brasileiro S.A.*	122,200	415,543
Petroleo Brasileiro S.A. (Preference)*	142,863	440,577
Petron Corp.	140,600	30,742
Petronas Dagangan Bhd	4,800	26,457
Polski Koncern Naftowy Orlen S.A.	12,881	261,170
Polskie Gornictwo Naftowe i Gazownictwo S.A.	77,952	130,569
PTT Exploration & Production PCL	469	1,244
PTT Exploration & Production PCL (NVDR)	38,321	101,660
PTT PCL (NVDR)	34,800	321,884
Qatar Gas Transport Co., Ltd.	7,611	46,194
Reliance Industries Ltd.	39,281	613,768
Reliance Industries Ltd. (GDR)(a)	10,280	320,222

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Rosneft OAO	26,639	$103,326
Rosneft OAO (GDR)	3,546	13,688
Sasol Ltd.	18,285	635,924
Semirara Mining and Power Corp.	12,450	32,503
Sinopec Kantons Holdings Ltd.	26,000	16,568
SK Gas Ltd.	1,121	80,951
SK Innovation Co., Ltd.*	2,310	196,424
S-Oil Corp.	1,378	73,837
Sugih Energy Tbk PT*	2,923,600	86,017
Surgutneftegas OAO	187,437	104,415
Surgutneftegas OAO (ADR)	17,091	96,564
Surgutneftegas OAO (Preference)	211,682	130,947
Surgutneftegas OAO (Preference) (ADR)	12,172	74,371
Tambang Batubara Bukit Asam Persero Tbk PT	57,800	25,637
Tatneft OAO	19,747	97,676
Tatneft OAO (ADR)	6,184	181,995
Tatneft OAO (Preference)	968	2,576
Thai Oil PCL (NVDR)	45,200	61,878
Tupras Turkiye Petrol Rafinerileri A/S*	5,169	134,712
Ultrapar Participacoes S.A.	18,000	369,999
Yanzhou Coal Mining Co., Ltd., Class H	56,000	32,145

		12,570,510
Paper & Forest Products - 0.4%
Chung Hwa Pulp Corp.	90,000	24,573
Duratex S.A.	16,699	33,973
Empresas CMPC S.A.	33,053	88,399
Fibria Celulose S.A.	10,000	132,913
Jaya Tiasa Holdings Bhd	78,400	28,494
Lee & Man Paper Manufacturing Ltd.	59,000	36,379
Long Chen Paper Co., Ltd.	165,038	61,684
Mondi Ltd.	4,420	106,070
Nine Dragons Paper Holdings Ltd.	56,000	41,392
Nirvikara Paper Mills Ltd.*	546	640
Sappi Ltd.*	20,544	67,639
Superb Summit International Group Ltd.*^	395,000	74,391
Suzano Papel e Celulose S.A. (Preference), Class A	13,582	66,492
YFY, Inc.	31,000	10,064

		773,103
Personal Products - 0.9%
Amorepacific Corp.	1,320	463,633
Amorepacific Corp. (Preference)	166	28,372
AMOREPACIFIC Group	1,040	172,867
Bajaj Corp. Ltd.	549	3,906
Bioland Ltd.	931	26,176

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Personal Products - (continued)
Chlitina Holding Ltd.	9,000	$69,699
CKH Food & Health Ltd.*	15,601	55,663
Colgate-Palmolive India Ltd.	786	24,393
Coreana Cosmetics Co., Ltd.*	2,352	27,236
Cosmax BTI, Inc.	834	65,357
Cosmax, Inc.	216	37,564
Dabur India Ltd.	24,631	112,671
Emami Ltd.	1,351	27,613
Godrej Consumer Products Ltd.	4,977	106,816
Grape King Bio Ltd.	8,000	53,719
Hengan International Group Co., Ltd.	27,500	307,377
Hypermarcas S.A.*	14,800	87,856
Karex Bhd	23,300	21,140
Korea Kolmar Co., Ltd.*	808	70,777
Korea Kolmar Holdings Co., Ltd.	443	28,621
Marico Ltd.	4,975	34,144
Microbio Co., Ltd.*	45,365	36,785
Natura Cosmeticos S.A.	8,400	62,349

		1,924,734
Pharmaceuticals - 2.2%
Adcock Ingram Holdings Ltd.*	12,750	50,729
Ajanta Pharma Ltd.	1,415	34,513
Alembic Pharmaceuticals Ltd.	5,526	61,200
Aspen Pharmacare Holdings Ltd.*	12,122	356,464
Aurobindo Pharma Ltd.	7,924	93,912
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	34,000	47,805
Binex Co., Ltd.*	1,673	34,456
Boryung Pharmaceutical Co., Ltd.	312	18,238
Bukwang Pharmaceutical Co., Ltd.	1,237	27,961
Cadila Healthcare Ltd.	1,230	36,196
Celltrion, Inc.*	3,236	215,429
Center Laboratories, Inc.*	17,500	38,302
China Medical System Holdings Ltd.	39,000	51,817
China Shineway Pharmaceutical Group Ltd.	31,000	39,588
Chong Kun Dang Pharmaceutical Corp.	1,073	75,192
Cipla Ltd.	13,869	153,370
Consun Pharmaceutical Group Ltd.	39,000	28,977
CSPC Pharmaceutical Group Ltd.	88,000	80,595
Daehan New Pharm Co., Ltd.*	718	12,456
Daewoong Pharmaceutical Co., Ltd.	452	34,572
Dawnrays Pharmaceutical Holdings Ltd.	36,000	34,875

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Dong-A Socio Holdings Co., Ltd.	267	$39,703
Dong-A ST Co., Ltd.	271	32,191
DongKook Pharmaceutical Co., Ltd.	450	23,728
Dr Reddy’s Laboratories Ltd.	1,961	124,664
Dr. Reddy’s Laboratories Ltd. (ADR)	1,456	93,694
Genomma Lab Internacional SAB de CV, Class B*	39,200	36,579
GlaxoSmithKline Pharmaceuticals Ltd.	690	37,905
Glenmark Pharmaceuticals Ltd.*	4,184	66,031
Green Cross Holdings Corp.	2,280	79,985
Hanmi Pharm Co., Ltd.*	264	90,245
Hanmi Science Co., Ltd.*	1,237	137,427
Hua Han Bio-Pharmaceutical Holdings Ltd., Class H	383,440	57,870
Huons Co., Ltd.	664	61,057
Il Dong Pharmaceutical Co., Ltd.	838	23,490
Ilyang Pharmaceutical Co., Ltd.*	1,310	62,021
Jeil Pharmaceutical Co.	376	8,194
JW Pharmaceutical Corp.	900	23,574
Kalbe Farma Tbk PT	886,300	114,329
Kolon Life Science, Inc.	400	61,462
Komipharm International Co., Ltd.*	1,670	21,265
Kwang Dong Pharmaceutical Co., Ltd.	3,838	47,559
Lee’s Pharmaceutical Holdings Ltd.	20,000	33,642
LG Life Sciences Ltd.*	812	48,922
Livzon Pharmaceutical Group, Inc., Class H	10,920	52,541
Luye Pharma Group Ltd.*	52,500	54,855
Natco Pharma Ltd.	552	19,912
Oneness Biotech Co., Ltd.	15,000	18,696
Piramal Enterprises Ltd.	3,018	43,313
Richter Gedeon Nyrt	8,072	130,326
Sanofi India Ltd.	1,139	76,161
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd., Class H	12,000	23,095
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	31,500	93,456
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	30,000	31,539
Sihuan Pharmaceutical Holdings Group Ltd.^	141,000	80,210
Sino Biopharmaceutical Ltd.	112,000	129,881
SSY Group Ltd.	228,000	68,527
Strides Arcolab Ltd.	1,662	33,037

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Sun Pharma Advanced Research Co., Ltd.*	1,560	$9,967
Sun Pharmaceutical Industries Ltd.	38,909	499,059
Tempo Scan Pacific Tbk PT	161,200	23,416
Tong Ren Tang Technologies Co., Ltd., Class H	33,000	51,082
Torrent Pharmaceuticals Ltd.	1,906	42,855
TTY Biopharm Co., Ltd.	21,686	62,369
TWi Pharmaceuticals, Inc.*	3,000	21,190
Whanin Pharmaceutical Co., Ltd.	1,318	27,483
Wockhardt Ltd.	2,193	53,493
Yuhan Corp.	282	64,948
YungShin Global Holding Corp.	13,000	20,197

		4,583,792
Professional Services - 0.0%†
Sporton International, Inc.	6,120	37,509

Real Estate Investment Trusts (REITs) - 0.9%
Arrowhead Properties Ltd., Class A	63,024	47,804
Arrowhead Properties Ltd., Class B	11,587	8,908
Axis Real Estate Investment Trust	47,200	42,455
Capital Property Fund Ltd.	54,889	63,951
CapitaMalls Malaysia Trust	72,500	25,971
Concentradora Fibra Danhos S.A. de CV	8,100	17,943
Emira Property Fund Ltd.	46,823	63,831
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	52,935	49,818
Fibra Uno Administracion S.A. de CV	61,000	147,350
Fortress Income Fund Ltd., Class A	35,290	44,752
Fountainhead Property Trust	60,954	46,668
Growthpoint Properties Ltd.	65,790	144,543
Hyprop Investments Ltd.	7,010	72,017
KLCCP Stapled Group	9,500	17,611
Mexico Real Estate Management S.A. de CV*	263,990	394,148
Pavilion Real Estate Investment Trust	11,800	4,782
PLA Administradora Industrial S de RL de CV*	72,649	147,828
Prologis Property Mexico S.A. de CV*	45,868	77,816
Redefine Properties Ltd.	151,427	138,021
Resilient Property Income Fund Ltd.	11,449	91,124
SA Corporate Real Estate Fund Nominees Pty Ltd.	154,323	56,876

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Sunway Real Estate Investment Trust	39,400	$16,071
Torunlar Gayrimenkul Yatirim Ortakligi A/S	21,006	24,787
Vukile Property Fund Ltd.	54,165	77,661

		1,822,736
Real Estate Management & Development - 4.3%
8990 Holdings, Inc.	67,600	10,642
Agile Property Holdings Ltd.	57,750	33,299
Agung Podomoro Land Tbk PT*	1,937,900	53,005
Alam Sutera Realty Tbk PT	3,047,000	113,749
Aldar Properties PJSC	126,053	92,323
Amata Corp. PCL (NVDR)	50,200	20,083
Amer Group Holding	155,398	21,236
AP Thailand PCL (NVDR)	239,100	40,025
Arvind Infrastructure Ltd.*^	1,430	—
Attacq Ltd.*	70,699	123,276
Ayala Land, Inc.	215,700	176,390
Bangkok Land PCL (NVDR)	951,800	39,428
Barwa Real Estate Co.	2,979	40,906
Beijing Capital Land Ltd., Class H	22,000	10,585
Beijing Properties Holdings Ltd.*	370,800	28,699
Belle Corp.	33,100	2,678
BR Malls Participacoes S.A.	7,600	28,339
BR Properties S.A.	27,000	90,152
Bumi Serpong Damai Tbk PT	390,000	51,606
Carnival Group International Holdings Ltd.*	409,223	61,233
Cathay Real Estate Development Co., Ltd.	23,000	11,110
Central China Real Estate Ltd.	244,000	55,080
Central Pattana PCL (NVDR)	68,500	91,832
China Merchants Land Ltd.	116,000	21,697
China Merchants Property Development Co., Ltd., Class B^	72,300	212,639
China Oceanwide Holdings Ltd.	202,000	31,529
China Overseas Grand Oceans Group Ltd.	250,000	101,260
China Overseas Land & Investment Ltd.	178,000	561,395
China Resources Land Ltd.	97,777	274,325
China SCE Property Holdings Ltd.*	453,800	103,611
China South City Holdings Ltd.	112,000	33,084
China Vanke Co., Ltd., Class H	42,100	100,141
China Vast Industrial Urban Development Co., Ltd.(a)	144,000	53,125
Chong Hong Construction Co., Ltd.	58,300	106,734

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
CIFI Holdings Group Co., Ltd.	209,149	$43,976
Ciputra Development Tbk PT	501,500	38,926
Colour Life Services Group Co., Ltd.	47,000	39,893
Corp. Inmobiliaria Vesta SAB de CV	48,300	81,671
Country Garden Holdings Co., Ltd.	294,470	115,474
Dalian Wanda Commercial Properties Co., Ltd., Class H(a)	21,400	155,138
Deyaar Development PJSC*	167,706	37,534
DLF Ltd.	5,566	9,987
Dongwon Development Co., Ltd.	939	41,728
Douja Promotion Groupe Addoha S.A.	39,509	116,102
Eastern & Oriental Bhd	111,740	51,714
Echo Investment S.A.*	30,348	53,257
Eco World Development Group Bhd*	80,600	32,666
Emaar Malls Group PJSC*	69,244	61,273
Emaar Properties PJSC	129,559	278,675
Evergrande Real Estate Group Ltd.	192,000	127,054
Ezdan Holding Group QSC	23,304	112,320
Fantasia Holdings Group Co., Ltd.	528,000	72,195
Franshion Properties China Ltd.	130,000	42,091
Fullshare Holdings Ltd.*	370,000	62,046
Globe Trade Centre S.A.*	32,139	50,495
Godrej Properties Ltd.	3,326	13,907
Goldin Properties Holdings Ltd.*	44,000	33,771
Greentown China Holdings Ltd.*	25,500	25,163
Guangzhou R&F Properties Co., Ltd., Class H*	61,600	61,582
Guorui Properties Ltd.	11,000	5,321
Highwealth Construction Corp.	10,500	21,618
Hongkong Land Holdings Ltd.	46,000	354,200
Hopson Development Holdings Ltd.*	24,000	21,207
Housing Development & Infrastructure Ltd.*	30,593	41,105
Huaku Development Co., Ltd.	74,000	123,757
Huang Hsiang Construction Corp.	47,000	44,512
Hung Poo Real Estate Development Corp.	41,000	29,219
Hung Sheng Construction Ltd.*	145,000	70,728
Hydoo International Holding Ltd.	362,000	45,295
IGB Corp. Bhd	13,100	9,557
Iguatemi Empresa de Shopping Centers S.A.	4,800	33,785
IOI Properties Group Bhd	14,300	7,142
Joy City Property Ltd.	186,000	33,350

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Kaisa Group Holdings Ltd.*^	66,000	$13,281
KEE TAI Properties Co., Ltd.*	112,000	62,081
Kindom Construction Corp.*	103,000	60,518
Korea Real Estate Investment & Trust Co., Ltd. (REIT)	16,558	48,677
KrisAssets Holdings Bhd*^	17,100	—
KSL Holdings Bhd	116,696	50,651
KWG Property Holding Ltd.	46,418	34,848
Land & Houses PCL (NVDR)	104,100	23,481
Lippo Cikarang Tbk PT*	39,900	24,481
Lippo Karawaci Tbk PT	637,100	54,397
Longfor Properties Co., Ltd.	47,000	67,175
LPN Development PCL (NVDR)	176,400	88,588
LSR Group PJSC	11,790	115,920
Mah Sing Group Bhd	66,610	26,473
MBK PCL (NVDR)	212,000	85,414
Medinet Nasr Housing*	5,276	16,866
Megaworld Corp.	413,000	42,804
Mingfa Group International Co., Ltd.*	36,000	8,823
Multiplan Empreendimentos Imobiliarios S.A.	1,400	19,026
New World China Land Ltd.	110,000	67,825
Oberoi Realty Ltd.	1,621	6,653
Pakuwon Jati Tbk PT	1,037,300	31,823
Palm Hills Developments SAE*	53,421	17,125
Parque Arauco S.A.	42,681	78,863
Poly Property Group Co., Ltd.	71,000	26,835
Powerlong Real Estate Holdings Ltd.	258,000	48,922
Prestige Estates Projects Ltd.	2,740	9,401
Prince Housing & Development Corp.	59,197	18,600
Pruksa Real Estate PCL (NVDR)	24,700	16,889
Quality Houses PCL (NVDR)	352,625	23,211
Radium Life Tech Co., Ltd.*	230,633	101,906
Redco Properties Group Ltd.(a)	56,000	37,780
Renhe Commercial Holdings Co., Ltd.*	746,000	57,738
Road King Infrastructure Ltd.	97,000	89,214
Robinsons Land Corp.	47,500	29,236
Ruentex Development Co., Ltd.	31,820	40,315
Sansiri PCL (NVDR)	1,385,200	67,599
Selangor Properties Bhd	19,900	27,057
Shanghai Industrial Urban Development Group Ltd.*	134,000	27,311
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	53,900	156,795
Shanghai Zendai Property Ltd.*	695,000	18,109

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Shenzhen Investment Ltd.	96,266	$37,129
Shimao Property Holdings Ltd.	45,500	81,465
Shining Building Business Co., Ltd.*	117,610	48,055
Shui On Land Ltd.	122,666	33,545
Sino-Ocean Land Holdings Ltd.	135,267	92,827
Sinyi Realty, Inc.	19,499	17,787
SM Prime Holdings, Inc.	333,000	156,179
Sobha Ltd.	4,384	23,972
SOHO China Ltd.	84,500	53,192
SP Setia Bhd Group	15,145	12,078
Summarecon Agung Tbk PT	313,000	40,260
Sunac China Holdings Ltd.	65,000	58,189
Sunway Bhd	42,533	38,591
Supalai PCL (NVDR)	22,800	11,062
Taiwan Land Development Corp.	65,000	23,265
Talaat Moustafa Group	43,834	45,849
TICON Industrial Connection PCL (NVDR)	88,430	31,613
Times Property Holdings Ltd.	154,000	63,767
Tropicana Corp. Bhd*	186,088	48,170
U City PCL (NVDR)*	30,211,700	34,288
UEM Sunrise Bhd	114,900	29,292
Union Properties PJSC	109,478	35,471
Unitech Ltd.*	206,991	24,535
United Development Co. QSC	3,570	24,805
United Power of Asia PCL (NVDR)*	331,000	16,247
UOA Development Bhd	175,400	89,431
Vista Land & Lifescapes, Inc.	1,074,700	166,369
Wanda Hotel Development Co., Ltd.*	150,000	26,508
WHA Corp. PCL (NVDR)*	394,090	41,595
Wuzhou International Holdings Ltd.*	156,000	27,166
Yida China Holdings Ltd.	176,000	64,249
Yuexiu Property Co., Ltd.	226,520	44,706
Yuzhou Properties Co., Ltd.	322,200	71,486
Zall Development Group Ltd.	219,000	87,856
Zhuguang Holdings Group Co., Ltd.*	160,000	31,578

		8,969,938
Road & Rail - 0.3%
Bangkok Metro PCL (NVDR)*	139,400	7,317
Blue Bird Tbk PT	35,300	20,876
BTS Group Holdings PCL (NVDR)	299,840	83,797
CAR, Inc.*	37,000	72,355
CJ Korea Express Co., Ltd.*	357	52,323
Container Corp. of India Ltd.	1,750	44,810

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
Dazhong Transportation Group Co., Ltd., Class B	41,000	$44,075
Evergreen International Storage & Transport Corp.	66,000	30,208
Guangshen Railway Co., Ltd., Class H	164,000	78,697
JSL S.A.	100	315
Localiza Rent a Car S.A.	8,020	66,064
PKP Cargo S.A.	1,151	24,625

		525,462
Semiconductors & Semiconductor Equipment - 3.6%
A-DATA Technology Co., Ltd.	70,131	73,304
Advanced Semiconductor Engineering, Inc.	244,000	282,090
Advanced Wireless Semiconductor Co.*	10,000	27,556
Ardentec Corp.	115,468	77,719
ASMedia Technology, Inc.*	2,000	9,977
China Electronics Corp Holdings Co., Ltd.	46,000	15,724
Chipbond Technology Corp.	23,000	34,604
ChipMOS Technologies, Inc.	8,000	7,500
Darwin Precisions Corp.	49,000	16,684
Elan Microelectronics Corp.	11,000	11,463
Elite Advanced Laser Corp.	9,600	34,664
Elite Semiconductor Memory Technology, Inc.	87,000	80,189
eMemory Technology, Inc.	3,000	33,543
Eo Technics Co., Ltd.	400	39,004
Epistar Corp.	20,436	17,768
E-Ton Solar Tech Co., Ltd.*	61,000	22,219
Eugene Technology Co., Ltd.	1,668	21,097
Everlight Electronics Co., Ltd.	16,000	21,133
Faraday Technology Corp.	34,000	34,515
FocalTech Systems Co., Ltd.	106,000	82,258
Formosa Advanced Technologies Co., Ltd.	17,000	9,638
GCL-Poly Energy Holdings Ltd.*	296,000	59,946
GemVax & Kael Co., Ltd.*	2,702	71,813
Gigasolar Materials Corp.	1,380	22,511
Gintech Energy Corp.*	154,053	91,003
Globetronics Technology Bhd	16,200	25,966
Greatek Electronics, Inc.	13,000	12,353
Hanmi Semiconductor Co., Ltd.	1,370	12,059
Hansol Technics Co., Ltd.*	1,888	31,463
Hermes Microvision, Inc.	2,000	99,774
Holtek Semiconductor, Inc.	19,000	27,683
Hua Hong Semiconductor Ltd.*(a)	32,000	31,413
Inotera Memories, Inc.*	42,000	25,342
ISC Co., Ltd.	278	10,501
King Yuan Electronics Co., Ltd.	40,000	26,986

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Kinsus Interconnect Technology Corp.	15,000	$29,457
Koh Young Technology, Inc.	1,153	42,518
LEENO Industrial, Inc.	1,098	43,258
Lextar Electronics Corp.*	8,000	3,852
Macronix International*	61,000	8,984
MediaTek, Inc.	55,000	578,370
Motech Industries, Inc.*	38,000	52,839
Nanya Technology Corp.	18,000	19,527
Neo Solar Power Corp.	23,914	18,330
Novatek Microelectronics Corp.	22,000	79,787
Orient Semiconductor Electronics Ltd.*	34,000	12,492
Parade Technologies Ltd.	2,400	20,183
Phison Electronics Corp.	4,000	28,823
Pixart Imaging, Inc.	12,000	27,252
Powertech Technology, Inc.	24,000	45,003
Radiant Opto-Electronics Corp.	17,330	51,598
Realtek Semiconductor Corp.	17,070	33,576
Richtek Technology Corp.	5,000	25,894
Semiconductor Manufacturing International Corp.*	1,021,000	92,192
Seoul Semiconductor Co., Ltd.*	252	3,413
Shanghai Fudan Microelectronics Group Co., Ltd., Class H*	24,000	20,433
Shunfeng International Clean Energy Ltd.*	26,000	9,324
ShunSin Technology Holding Ltd.	10,000	37,692
Sigurd Microelectronics Corp.	56,000	38,490
Silergy Corp.	1,000	9,439
Silicon Works Co., Ltd.	1,989	57,708
Siliconware Precision Industries Co., Ltd.	127,000	143,809
Sino-American Silicon Products, Inc.*	27,000	29,291
Sitronix Technology Corp.	14,000	34,366
SK Hynix, Inc.	22,673	718,855
Sunplus Technology Co., Ltd.*	40,000	17,041
Taiwan Semiconductor Manufacturing Co., Ltd.	701,200	3,098,282
Taiwan Surface Mounting Technology Corp.	92,316	79,826
Topco Scientific Co., Ltd.	46,920	79,360
Transcend Information, Inc.	3,000	8,942
United Microelectronics Corp.	494,000	176,029
Unity Opto Technology Co., Ltd.	38,000	21,846
Vanguard International Semiconductor Corp.	30,000	35,158
Win Semiconductors Corp.	22,000	23,553
Winbond Electronics Corp.*	91,000	20,032

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Wonik IPS Co., Ltd.*	2,519	$26,371
XinTec, Inc.	14,000	15,188
Xinyi Solar Holdings Ltd.	94,000	40,499
Youngtek Electronics Corp.	30,000	47,226

		7,507,570
Software - 0.5%
Asseco Poland S.A.	2,197	33,740
Boyaa Interactive International Ltd.	51,000	24,933
Brogent Technologies, Inc.	4,389	37,187
CD Projekt Red S.A.*	7,867	55,516
Chanjet Information Technology Co., Ltd., Class H	4,600	10,847
Com2uSCorp*	150	15,947
Cyberlink Corp.	10,240	23,028
Cyient Ltd.	8,187	69,602
Feiyu Technology International Co., Ltd.*(a)	49,500	14,367
Gamevil, Inc.*	528	41,693
Hancom, Inc.	457	8,162
International Games System Co., Ltd.	3,000	9,835
JoyCity Corp.*	758	17,425
Kingdee International Software Group Co., Ltd.	186,000	80,376
Kingsoft Corp. Ltd.	23,000	61,414
NCSoft Corp.	490	91,916
Neowiz Games Corp.*	1,456	26,814
NetDragon Websoft, Inc.	26,500	74,862
Nexon GT Co., Ltd.*	1,023	12,589
NHN Entertainment Corp.*	720	34,949
Oracle Financial Services Software Ltd.	654	41,274
Ourgame International Holdings Ltd.	27,000	15,325
Sinosoft Technology Group Ltd.	32,000	18,080
Soft-World International Corp.	16,000	26,606
SundayToz Corp.*	5,550	80,156
TOTVS S.A.	2,600	26,791
Webzen, Inc.*	474	13,084
WeMade Entertainment Co., Ltd.*	1,023	47,384
X-Legend Entertainment Co., Ltd.	1,000	4,229
XPEC Entertainment, Inc.	8,185	27,740

		1,045,871
Specialty Retail - 1.0%
Ace Hardware Indonesia Tbk PT	1,034,000	48,920
Baoxin Auto Group Ltd.	29,500	14,612
BerMaz Motor Sdn Bhd*	54,880	37,309
China Harmony New Energy Auto Holding Ltd.	22,000	17,141

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
China Rundong Auto Group Ltd.*(a)	98,000	$43,992
China Yongda Automobiles Services Holdings Ltd.	162,500	96,423
China ZhengTong Auto Services Holdings Ltd.	302,500	161,546
Cia Hering	48,600	169,254
The Foschini Group Ltd.	5,621	64,171
GOME Electrical Appliances Holding Ltd.	418,447	72,869
Hengdeli Holdings Ltd.	528,000	76,963
Home Product Center PCL (NVDR)	142,065	25,192
Hotai Motor Co., Ltd.	12,000	153,936
Hotel Shilla Co., Ltd.	1,373	147,843
Italtile Ltd.	148,724	137,679
Kolao Holdings	1,207	22,538
The LEADCORP Inc.	697	9,233
Lewis Group Ltd.	22,814	104,062
LOTTE Himart Co., Ltd.	381	20,904
Mr. Price Group Ltd.	9,465	189,195
National Petroleum Co., Ltd.	27,000	30,317
PC Jeweller Ltd.	1,509	10,828
PTG Energy PCL (NVDR)	26,300	10,671
Senao International Co., Ltd.*	18,000	27,309
Seobu T&D*	1,777	40,547
Shanghai La Chapelle Fashion Co., Ltd., Class H(a)	71,200	123,989
Shinsegae International Co., Ltd.	150	17,562
SSI Group, Inc.*	82,600	15,695
Super Group Ltd.*	33,567	94,446
Truworths International Ltd.	8,337	56,529
Zhongsheng Group Holdings Ltd.	31,000	18,874

		2,060,549
Technology Hardware, Storage & Peripherals - 4.0%
Acer, Inc.*	53,858	22,347
Adlink Technology, Inc.	12,525	34,237
Advantech Co., Ltd.	14,292	96,422
Asia Vital Components Co., Ltd.	90,000	61,860
Asustek Computer, Inc.	27,000	243,732
Aten International Co., Ltd.	26,000	66,376
Casetek Holdings Ltd.	4,000	22,679
Catcher Technology Co., Ltd.	28,000	308,633
Chicony Electronics Co., Ltd.	19,230	50,007
Clevo Co.	39,322	38,984
CMC Magnetics Corp.*	890,000	86,825
Compal Electronics, Inc.	179,000	120,764
Coolpad Group Ltd.	176,000	39,049
Elitegroup Computer Systems Co., Ltd.	100,530	66,868
Ennoconn Corp.	4,000	40,796

	Shares	Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Foxconn Technology Co., Ltd.	34,335	$104,403
Getac Technology Corp.	113,000	75,879
Gigabyte Technology Co., Ltd.	38,000	30,211
Goldpac Group Ltd.	39,000	24,148
HTC Corp.*	30,000	65,850
IEI Integration Corp.	20,034	27,921
Inventec Corp.	130,000	73,912
KONA I Co., Ltd.	1,266	50,092
Lenovo Group Ltd.	246,000	266,870
Lite-On Technology Corp.*	48,730	53,559
Micro-Star International Co., Ltd.	38,000	34,905
Mitac Holdings Corp.	182,000	156,800
Pegatron Corp.	65,000	182,823
Primax Electronics Ltd.*	137,000	150,793
Qisda Corp.	83,000	24,107
Quanta Computer, Inc.	103,000	199,009
Quanta Storage, Inc.	11,000	6,951
Ritek Corp.*	297,000	26,999
Samsung Electronics Co., Ltd.	4,494	4,551,032
Samsung Electronics Co., Ltd. (Preference)	705	554,288
Sindoh Co., Ltd.	1,740	89,219
Spigen Korea Co., Ltd.	52	3,955
TCL Communication Technology Holdings Ltd.	205,000	159,456
TSC Auto ID Technology Co., Ltd.	3,300	25,713
Wistron Corp.*	51,645	33,779

		8,272,253
Textiles, Apparel & Luxury Goods - 1.6%
361 Degrees International Ltd.	206,000	72,012
Agabang&Company*	1,971	18,950
Aksa Akrilik Kimya Sanayii A/S	25,433	102,185
ANTA Sports Products Ltd.	32,000	82,061
Arvind Ltd.	14,306	71,052
The Basic House Co., Ltd.*	1,709	20,739
Bata India Ltd.	1,012	18,946
Belle International Holdings Ltd.	138,000	143,477
Billion Industrial Holdings Ltd.	70,000	38,918
Bosideng International Holdings Ltd.	868,000	86,214
Boyner Perakende ve Tekstil Yatirimlari A/S*	1,077	25,222
CCC S.A.	506	26,006
China Dongxiang Group Co., Ltd.	320,000	81,731
China Lilang Ltd.	92,000	99,212
Cosmo Lady China Holdings Co., Ltd.(a)	62,000	66,780
Eclat Textile Co., Ltd.	6,382	93,694
Everest Textile Co., Ltd.	23,000	11,255

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Feng TAY Enterprise Co., Ltd.	17,305	$96,743
Fila Korea Ltd.	342	29,958
Formosa Taffeta Co., Ltd.	33,000	31,148
Forus S.A.	11,442	33,536
Fuguiniao Co., Ltd., Class H	49,600	86,118
Fulgent Sun International Holding Co., Ltd.	3,000	3,041
Grendene S.A.	6,274	33,069
Guararapes Confeccoes S.A.	1,500	28,309
Handsome Co., Ltd.	910	30,913
Hansae Co., Ltd.	1,390	61,770
Hansae Yes24 Holdings Co., Ltd.	504	11,952
HOSA International Ltd.	98,000	51,451
Huvis Corp.*	4,897	36,074
Ilshin Spinning Co., Ltd.	122	21,008
Kyungbang Ltd.	102	20,964
Lao Feng Xiang Co., Ltd., Class B*	19,900	79,381
Lealea Enterprise Co., Ltd.	73,150	20,853
LF Corp.	952	28,475
Li Ning Co., Ltd.*	141,833	70,072
Li Peng Enterprise Co., Ltd.*	219,083	60,372
LPP S.A.	22	45,110
Makalot Industrial Co., Ltd.*	7,143	60,974
Nan Liu Enterprise Co., Ltd.*	6,000	30,312
Nien Hsing Textile Co., Ltd.	76,546	55,279
Page Industries Ltd.*	129	27,561
Peak Sport Products Co., Ltd.	283,000	68,630
Pou Chen Corp.	93,000	131,967
Rajesh Exports Ltd.	24,750	200,897
Restoque Comercio e Confeccoes de Roupas S.A.	32,700	52,052
Ruentex Industries Ltd.*	23,140	48,374
Shenzhou International Group Holdings Ltd.	26,000	136,669
Shinkong Textile Co., Ltd.	15,000	18,434
SRF Ltd.	774	16,787
Tainan Spinning Co., Ltd.	48,555	22,454
Taiwan Paiho Ltd.	24,000	50,020
Texhong Textile Group Ltd.	136,500	139,277
Toung Loong Textile Manufacturing	7,000	26,274
Vardhman Textiles Ltd.	4,231	52,721
Weiqiao Textile Co., Class H	117,500	61,233
Welspun India Ltd.	6,604	92,399
XTEP International Holdings Ltd.	212,812	92,786
Youngone Corp.	640	31,887

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Youngone Holdings Co., Ltd.	315	$23,662

		3,379,420
Thrifts & Mortgage Finance - 0.8%
Dewan Housing Finance Corp. Ltd.	23,784	178,552
GRUH Finance Ltd.	2,738	10,424
Housing Development Finance Corp. Ltd.	58,655	1,226,191
Indiabulls Housing Finance Ltd.	6,896	79,394
LIC Housing Finance Ltd.	8,105	63,102
Malaysia Building Society Bhd	16,430	7,733

		1,565,396
Tobacco - 0.5%
British American Tobacco
Malaysia Bhd	5,500	97,071
Eastern Tobacco	425	11,556
Gudang Garam Tbk PT	10,000	36,592
ITC Ltd.	70,648	359,200
KT&G Corp.	4,640	436,183
Souza Cruz S.A.	8,800	62,558

		1,003,160
Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	6,485	8,814
AKR Corporindo Tbk PT	54,500	23,166
Barloworld Ltd.	8,991	64,135
China Aircraft Leasing Group Holdings Ltd.	10,500	11,973
CITIC Resources Holdings Ltd.*	366,000	70,818
COSON Co., Ltd.*	1,262	34,404
Daewoo International Corp.	27	478
Global Ferronickel Holdings, Inc.*	835,000	23,735
Global Strategic Group Ltd.*	120,000	3,870
Hyundai Corp.	4,099	101,586
iMarketKorea, Inc.	1,530	40,076
Invicta Holdings Ltd.	17,610	87,931
LG International Corp.	2,728	67,142
Sam Yung Trading Co., Ltd.	1,244	21,156
Samsung C&T Corp.	4,918	237,883
SK Networks Co., Ltd.	3,140	19,508
Yinson Holdings Bhd	67,000	53,607

		870,282
Transportation Infrastructure - 1.2%
Adani Ports & Special Economic Zone Ltd.	24,578	124,580
Airports of Thailand PCL (NVDR)	16,100	134,300
Arteris S.A.	21,500	59,812
Bangkok Aviation Fuel Services PCL (NVDR)	18,800	13,335
Bangkok Expressway PCL (NVDR)	38,900	41,941

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Beijing Capital International Airport Co., Ltd., Class H	54,000	$55,656
CCR S.A.	22,800	101,727
China Merchants Holdings International Co., Ltd.	61,948	226,543
China Resources and Transportation Group Ltd.*	1,700,000	25,438
COSCO International Holdings Ltd.	96,000	55,106
COSCO Pacific Ltd.	72,553	94,712
DP World Ltd.	5,942	135,180
EcoRodovias Infraestrutura e Logistica S.A.	780	1,573
Essar Ports Ltd.	7,066	11,494
Grupo Aeroportuario del Centro Norte Sab de CV*	17,000	95,096
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	18,900	150,046
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,100	121,912
Gujarat Pipavav Port Ltd.*	12,586	46,266
Hopewell Highway Infrastructure Ltd.	58,000	27,682
IL&FS Transportation Networks Ltd.	14,310	33,087
International Container Terminal Services, Inc.	29,270	70,335
Jasa Marga Persero Tbk PT	34,500	14,601
Jiangsu Expressway Co., Ltd., Class H	40,000	49,895
Malaysia Airports Holdings Bhd	9,916	15,375
OHL Mexico SAB de CV*	1,800	2,958
Qingdao Port International Co., Ltd., Class H(a)	21,000	13,490
Sebang Co., Ltd.	2,704	42,635
Shenzhen Expressway Co., Ltd., Class H	214,000	157,623
Shenzhen International Holdings Ltd.	59,662	98,971
Sociedad Matriz SAAM S.A.	1,815,628	135,106
TAV Havalimanlari Holding A/S	5,572	42,556
Tianjin Port Development Holdings Ltd.	128,400	26,501
Westports Holdings Bhd	27,200	28,519
Xiamen International Port Co., Ltd., Class H	96,000	29,349
Yuexiu Transport Infrastructure Ltd.	208,000	137,105

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Zhejiang Expressway Co., Ltd., Class H	68,000	$78,330

		2,498,835
Water Utilities - 0.4%
Aguas Andinas S.A., Class A	64,290	34,140
Beijing Enterprises Water Group Ltd.*	194,000	144,894
China Everbright Water Ltd.*	8,500	4,970
China Water Affairs Group Ltd.	134,000	65,511
Cia de Saneamento Basico do Estado de Sao Paulo	4,500	22,874
Cia de Saneamento de Minas Gerais-COPASA	9,500	33,586
CT Environmental Group Ltd.	157,600	55,296
Eastern Water Resources Development and Management PCL (NVDR)	23,200	7,570
Guangdong Investment Ltd.	88,000	119,417
Inversiones Aguas Metropolitanas S.A.	42,586	61,619
Kangda International Environmental Co., Ltd.*(a)	102,000	39,604
Manila Water Co., Inc.	257,500	140,475
TTW PCL (NVDR)	42,200	13,769

		743,725
Wireless Telecommunication Services - 3.9%
Advanced Info Service PCL (NVDR)	41,600	295,077
America Movil SAB de CV	1,476,133	1,443,793
Axiata Group Bhd	133,035	221,580
Bharti Airtel Ltd.	49,737	324,866
Bharti Infratel Ltd.*	18,381	128,329
China Mobile Ltd.	208,105	2,724,695
DiGi.Com Bhd	124,808	176,223
Empresa Nacional de Telecomunicaciones S.A.	4,069	42,197
Far EasTone Telecommunications Co., Ltd.	65,000	152,147
Globe Telecom, Inc.	1,060	59,797
Idea Cellular Ltd.	40,704	110,047
Intouch Holdings PCL (NVDR)	54,400	126,180
Maxis Bhd	47,508	82,855
MegaFon PJSC	418	5,240
Mobile TeleSystems PJSC	39,775	146,587
MTN Group Ltd.	57,506	961,700
Orascom Telecom Media and
Technology Holding SAE*	823,154	91,461
Philippine Long Distance Telephone Co.	3,150	198,773
Reliance Communications Ltd.*	46,985	51,661
Sistema JSFC	214,341	74,076

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
Taiwan Mobile Co., Ltd.	63,200	$209,189
Tim Participacoes S.A.	21,600	59,141
Total Access Communication PCL (NVDR)	31,000	61,789
Tower Bersama Infrastructure Tbk PT*	55,500	34,360
Turkcell Iletisim Hizmetleri A/S	20,244	93,061
Vodacom Group Ltd.	18,817	218,580
Vodafone Qatar QSC	16,683	72,070

		8,165,474

Total Common Stocks (Cost $213,760,566)		205,728,120

	Principal Amount
Corporate Bond - 0.0%†
Independent Power and Renewable Electricity Producers - 0.0%†
NTPC Ltd. 8.49%, due 03/25/25	INR 49,126	9,816

Total Corporate Bond (Cost $—)		9,816

	No. of Rights
Rights - 0.0%†
First Financial Holding Co., Ltd., expiring 09/11/15 at 14.70 TWD*^	38,399	2,798
ISC Co., Ltd., expiring 09/08/15 at 33700.00 KRW*^	23	206
Meritz Securities Co., Ltd., Class R, expiring 08/21/15 at 4270.00 KRW*^	2,596	3,505
Ruentex Development Co., Ltd., expiring 08/07/15 at 38.80 TWD*^	4,268	162

Total Rights (Cost $—)		6,671

	No. of Warrants
Warrants - 0.0%†
Adcock Ingram Holdings Ltd., expiring 07/26/19 at 7200.00 ZAR*	696	414
AirAsia X Bhd, expiring 06/08/20 at 0.46 MYR*	25,875	372
Inter Far East Engineering, expiring 07/08/18 at 25.00 THB*	18,150	649
O.S.K. Holdings Bhd, expiring 07/22/20 at 1.80 MYR*^	45,900	—

	No. of Warrants	Value
Precious Shipping PCL, expiring 06/15/18 at 17.50 THB*^	785	$73
Thoresen Thai Agencies PCL, expiring 02/28/19 at 18.50 THB*	6335	424

Total Warrants (Cost $—)		1,932

Total Investment Securities (Cost $213,760,566) — 98.9%		205,746,539

Other assets less liabilities — 1.1%		2,390,598

Net Assets — 100.0%		$208,137,137

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2015, the value of these securities amounted to $1,384,239 or 0.67% of net assets.
†	Amount represents less than 0.05%.
(a)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

BRL — Brazilian Real

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

RUB — Russian Ruble

THB — Thai Baht

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,318,882
Aggregate gross unrealized depreciation	(32,376,031)

Net unrealized depreciation	$(9,057,149)

Federal income tax cost of investments	$214,803,688

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of July 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
MSCI Emerging Markets Mini Index Futures Contracts	54	09/18/15	$2,430,000	$(136,164)

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
HKD	3,984,403	Morgan Stanley	USD	513,913	09/16/15	$32
INR	9,571,010	Citibank N.A.	USD	146,876	09/16/15	1,140
MXN	488,152	UBS AG	USD	31,406	09/17/15	(1,043)
RUB	4,661,850	Citibank N.A.	USD	81,702	09/16/15	(6,384)
TWD	5,533,867	UBS AG	USD	179,194	09/16/15	(3,848)
ZAR	26,054	Morgan Stanley	USD	2,069	09/16/15	(20)
USD	15,394	Citibank N.A.	BRL	49,560	09/16/15	1,093
USD	650,000	Bank of Montreal	HKD	5,038,949	09/16/15	30
USD	230,000	UBS AG	INR	14,814,093	09/16/15	899
USD	245,000	UBS AG	KRW	271,105,510	09/16/15	13,629
USD	130,252	Bank of New York	KRW	145,595,200	09/16/15	5,995
USD	145,000	Morgan Stanley	RUB	8,110,807	09/16/15	13,961

						$25,484

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2015 (Unaudited)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2015:

Brazil	5.8%
Chile	1.3
China	23.1
Colombia	0.6
Czech Republic	0.1
Egypt	0.4
Hungary	0.2
India	9.1
Indonesia	2.3
Malaysia	3.1
Mexico	4.2
Morocco	0.2
Peru	0.4
Philippines	1.8
Poland	1.5
Qatar	0.7
Russia	2.7
South Africa	7.5
South Korea	14.8
Taiwan	14.1
Thailand	2.5
Turkey	1.6
United Arab Emirates	0.9
Other[1]	1.1

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 98.8%
Chemicals - 23.2%
Agrium, Inc.	449,960	$46,277,450
CF Industries Holdings, Inc.	699,045	41,383,464
Incitec Pivot Ltd.	5,134,365	13,648,923
Israel Chemicals Ltd.	1,312,919	9,096,106
K+S AG (Registered)	501,384	20,695,725
Monsanto Co.	1,039,729	105,937,988
The Mosaic Co.	824,391	35,399,350
Potash Corp. of Saskatchewan, Inc.	2,441,033	66,760,409
The Scotts Miracle-Gro Co., Class A	115,704	6,987,365
Sociedad Quimica y Minera de Chile S.A. (ADR)	247,372	3,341,996
Sociedad Quimica y Minera de Chile S.A., Class B	29,032	397,116
Syngenta AG (Registered)	274,797	113,795,865
Taiwan Fertilizer Co., Ltd.	2,408,000	3,523,735
Uralkali PJSC (GDR)*	1,208,732	16,027,786
Yara International ASA	575,306	28,776,447

		512,049,725
Food Products - 8.3%
Archer-Daniels-Midland Co.	1,607,000	76,203,940
Bunge Ltd.	388,894	31,053,186
Charoen Pokphand Foods PCL	12,800	7,590
Charoen Pokphand Foods PCL (NVDR)	9,468,500	5,614,744
Charoen Pokphand Indonesia Tbk PT	24,105,000	4,517,182
CJ CheilJedang Corp.	28,926	10,159,882
Felda Global Ventures Holdings Bhd	5,126,100	2,251,758
Golden Agri-Resources Ltd.	25,229,900	5,808,243
GrainCorp Ltd., Class A	644,407	4,225,857
IOI Corp. Bhd	9,642,005	10,689,528
Kuala Lumpur Kepong Bhd	1,607,072	9,244,498
PPB Group Bhd	1,767,700	7,136,433
Tongaat Hulett Ltd.	305,330	2,952,387
Wilmar International Ltd.	5,874,732	13,739,050

		183,604,278
Household Durables - 0.2%
Sumitomo Forestry Co., Ltd.	321,400	3,818,562

Machinery - 0.2%
Kurita Water Industries Ltd.	197,610	4,323,990

Metals & Mining - 25.2%
Agnico Eagle Mines Ltd.	346,444	7,706,745
Alcoa, Inc.	1,984,645	19,588,446
Alumina Ltd.	4,444,962	4,847,274
Anglo American PLC	2,736,721	34,643,538
Antofagasta PLC	682,975	6,042,987
Barrick Gold Corp.	2,039,283	14,499,687

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
BHP Billiton Ltd.	5,081,334	$98,697,579
Boliden AB	491,742	9,134,793
Eldorado Gold Corp.	994,733	3,440,792
First Quantum Minerals Ltd.	1,060,620	8,519,527
Franco-Nevada Corp.	233,015	9,510,816
Freeport-McMoRan, Inc.	1,946,077	22,866,405
Glencore PLC*	19,928,407	64,684,420
Goldcorp, Inc.	1,361,129	18,257,197
Grupo Mexico SAB de CV	7,615,008	20,942,341
Impala Platinum Holdings Ltd.*	1,055,799	3,808,307
KGHM Polska Miedz S.A.	286,046	7,236,368
Lonmin PLC*	213,731	173,934
MMC Norilsk Nickel PJSC (ADR)	1,066,229	16,483,900
Newcrest Mining Ltd.*	1,269,530	10,506,788
Newmont Mining Corp.	758,504	13,023,514
Norsk Hydro ASA	2,256,228	8,457,195
Randgold Resources Ltd.	134,988	8,135,255
Rio Tinto PLC	2,428,177	94,217,716
Royal Gold, Inc.	85,171	4,294,322
Silver Wheaton Corp.	517,258	6,806,916
South32 Ltd.*	5,073,299	6,650,155
Southern Copper Corp.	204,089	5,685,919
Sumitomo Metal Mining Co., Ltd.	830,031	11,184,767
Teck Resources Ltd., Class B	1,211,678	8,969,183
Vedanta Ltd. (ADR)	610,660	4,915,813
Yamana Gold, Inc.	1,463,977	2,914,563

		556,847,162
Multi-Utilities - 1.4%
Suez Environnement Co.	583,341	11,249,823
Veolia Environnement S.A.	858,138	19,270,412

		30,520,235
Oil, Gas & Consumable Fuels - 31.0%
Anadarko Petroleum Corp.	236,229	17,563,626
Apache Corp.	196,054	8,991,036
BG Group PLC	1,774,128	30,246,154
BP PLC	8,955,811	55,266,284
California Resources Corp.	1	3
Canadian Natural Resources Ltd.	554,415	13,603,080
Cenovus Energy, Inc.	442,901	6,488,868
Chevron Corp.	832,426	73,653,052
China Petroleum & Chemical Corp., Class H	11,681,400	8,860,162
CNOOC Ltd.	9,280,112	11,503,925
ConocoPhillips Co.	535,131	26,938,495
Cosan S.A. Industria e Comercio	502,490	3,063,919

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp.	163,914	$8,100,630
Eni SpA	1,295,242	22,839,528
EOG Resources, Inc.	229,801	17,738,339
Exxon Mobil Corp.	1,401,304	110,997,290
Gazprom PAO (ADR)	3,244,922	15,088,887
Hess Corp.	125,346	7,396,667
Lukoil PJSC (ADR)	244,264	10,107,946
Marathon Oil Corp.	348,719	7,326,586
Noble Energy, Inc.	173,556	6,114,378
Occidental Petroleum Corp.	353,540	24,818,508
PetroChina Co., Ltd., Class H	10,356,000	10,272,776
Petroleo Brasileiro S.A. (Preference)*	305,600	942,444
Petroleo Brasileiro S.A. (Preference) (ADR)*	1,195,473	7,352,159
Pioneer Natural Resources Co.	78,743	9,982,250
Repsol S.A.	449,960	7,606,216
Royal Dutch Shell PLC, Class A	1,872,155	54,152,032
Sasol Ltd.	340,684	11,848,469
Statoil ASA	637,979	10,846,393
Suncor Energy, Inc.	785,823	22,252,753
TOTAL S.A.	1,031,694	51,379,510
Woodside Petroleum Ltd.	388,894	10,181,080

		683,523,445
Paper & Forest Products - 3.1%
Boise Cascade Co.*	65,887	2,186,131
Canfor Corp.*	144,630	2,644,796
Duratex S.A.	785,388	1,597,828
Interfor Corp.*	117,311	1,457,201
International Paper Co.	637,979	30,540,055
Louisiana-Pacific Corp.*	208,910	3,079,333
Stella-Jones, Inc.	72,315	2,467,476
UPM-Kymmene Oyj	914,383	16,972,302
West Fraser Timber Co., Ltd.	126,953	5,616,008
Western Forest Products, Inc.	718,329	1,060,142

		67,621,272
Real Estate Investment Trusts (REITs) - 1.9%
Plum Creek Timber Co., Inc.	282,832	11,596,112
Rayonier, Inc.	255,513	6,285,620
Weyerhaeuser Co.	803,500	24,659,415

		42,541,147
Trading Companies & Distributors - 0.2%
Noble Group Ltd.	13,498,800	4,488,748

Water Utilities - 4.1%
Aguas Andinas S.A., Class A	6,649,766	3,531,193
American States Water Co.	78,743	3,035,543
American Water Works Co., Inc.	353,540	18,352,261

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
Aqua America, Inc.	348,719	$8,871,411
Cia de Saneamento Basico do Estado de Sao Paulo	2,418	12,291
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	831,927	4,209,551
Cia de Saneamento de Minas Gerais-COPASA	173,964	615,025
Inversiones Aguas Metropolitanas S.A.	740,827	1,071,924
Manila Water Co., Inc.	2,571,200	1,402,677
Pennon Group PLC	758,504	9,652,629
Severn Trent PLC	549,594	18,902,417
TTW PCL (NVDR)	3,214,000	1,048,688
United Utilities Group PLC	1,481,654	20,624,120

		91,329,730

Total Common Stocks (Cost $2,790,615,833)		2,180,668,294

Total Investment Securities (Cost $2,790,615,833) — 98.8%		2,180,668,294

Other assets less liabilities — 1.2%		26,323,432

Net Assets — 100.0%		$2,206,991,726

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2015 (Unaudited)

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

RUB — Russian Ruble

SGD — Singapore Dollar

USD — US Dollar

ZAR — South African Rand

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,397,799
Aggregate gross unrealized depreciation	(694,699,915)

Net unrealized depreciation	$(612,302,116)

Federal income tax cost of investments	$2,792,970,410

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2015 (Unaudited)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of July 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	50	09/18/15	$5,246,000	$51,779
EURO STOXX 50® Index Futures Contracts	29	09/18/15	1,152,823	61,309
FTSE 100® Index Futures Contracts	50	09/18/15	5,191,783	19,495
FTSE/JSE Top 40 Index Futures Contracts	28	09/17/15	1,032,585	5,156
Hang Seng Index Futures Contracts	2	08/28/15	316,371	(1,507)
MSCI Emerging Markets Mini Index Futures Contracts	62	09/18/15	2,790,000	(181,285)
S&P Toronto Stock Exchange 60® Index Futures Contracts	68	09/17/15	8,898,359	(56,851)
SPI 200® Index Futures Contracts	22	09/17/15	2,282,396	62,934

				$(38,970)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of July 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	1,580,669	Morgan Stanley	USD	1,222,599	09/16/15	$(64,730)
CAD	1,841,207	Societe Generale	USD	1,491,940	09/16/15	(77,075)
EUR	438,772	Citibank N.A.	USD	494,153	09/16/15	(9,095)
GBP	1,421,540	Citibank N.A.	USD	2,209,047	09/16/15	8,576
KRW	144,666,700	Bank of New York	USD	129,421	09/16/15	(5,957)
RUB	56,905,700	Morgan Stanley	USD	1,000,000	09/16/15	(80,623)
RUB	5,713,335	Citibank N.A.	USD	100,129	09/16/15	(7,824)
USD	340,264	Citibank N.A.	BRL	1,095,480	09/16/15	24,153
USD	1,087,462	Bank of New York	CHF	1,014,763	09/16/15	30,055
USD	1,050,000	Bank of New York	GBP	667,725	09/16/15	8,340
USD	713,164	Morgan Stanley	HKD	5,529,212	09/16/15	(45)
USD	271,713	Citibank N.A.	INR	17,705,910	09/16/15	(2,110)
USD	1,704,406	Morgan Stanley	JPY	210,239,852	09/16/15	6,558
USD	606,064	Morgan Stanley	NOK	4,722,682	09/16/15	25,656
USD	533,082	Societe Generale	SGD	719,181	09/16/15	8,189
USD	652,528	Morgan Stanley	ZAR	8,218,280	09/16/15	6,212

						$(129,720)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2015 (Unaudited)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2015:

Australia	6.7%
Brazil	0.8
Canada	11.3
Chile	0.4
China	1.4
Finland	0.8
France	3.7
Germany	0.9
India	0.2
Indonesia	0.2
Israel	0.4
Italy	1.0
Japan	0.9
Malaysia	1.3
Mexico	1.0
Norway	2.2
Philippines	0.1
Poland	0.3
Russia	2.6
Singapore	1.1
South Africa	0.8
South Korea	0.5
Spain	0.3
Sweden	0.4
Switzerland	5.2
Taiwan	0.2
Thailand	0.3
United Kingdom	18 .0
United States	35.8
Other[1]	1.2

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 98.5%
Air Freight & Logistics - 3.3%
bpost S.A.	26,967	$767,357
CTT-Correios de Portugal S.A.	48,380	502,455
Deutsche Post AG (Registered)	270,436	8,222,734
Oesterreichische Post AG	8,692	390,376
PostNL N.V.*	135,956	587,625
Royal Mail PLC	154,160	1,214,862
Singapore Post Ltd.	442,800	632,664

		12,318,073
Commercial Services & Supplies - 2.2%
China Everbright International Ltd.	656,000	1,010,363
Clean Harbors, Inc.*	5,084	251,760
Cleanaway Co., Ltd.*	14,000	67,403
Daiseki Co., Ltd.	16,400	314,776
Koentec Co., Ltd.	17,944	53,058
Progressive Waste Solutions Ltd.	33,128	906,535
Republic Services, Inc.	28,044	1,192,711
Stericycle, Inc.*	9,348	1,317,788
Transpacific Industries Group Ltd.	468,066	244,044
Waste Connections, Inc.	13,516	677,557
Waste Management, Inc.	40,380	2,064,630

		8,100,625
Construction & Engineering - 0.4%
Fomento de Construcciones y Contratas S.A.*	39,196	406,597
Promotora y Operadora de Infraestructura SAB de CV*	82,000	949,493

		1,356,090
Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	4,100,000	434,787

Diversified Telecommunication Services - 16.4%
AT&T, Inc.	474,219	16,474,368
BCE, Inc.	65,855	2,724,912
BT Group PLC	642,472	4,656,471
CenturyLink, Inc.	44,936	1,285,170
Chunghwa Telecom Co., Ltd.	255,304	792,480
Deutsche Telekom AG (Registered)	250,963	4,561,198
Nippon Telegraph & Telephone Corp.	116,500	4,479,178
Swisscom AG (Registered)	1,804	1,054,883
Telecom Italia SpA*	843,452	1,122,925
Telefonica S.A.	334,560	5,152,762
Telstra Corp. Ltd.	864,116	4,118,318
Verizon Communications, Inc.	305,368	14,288,169

		60,710,834
Electric Utilities - 11.1%
American Electric Power Co., Inc.	53,792	3,043,013
Duke Energy Corp.	76,096	5,647,845

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Edison International	33,128	$1,988,011
Enel SpA	950,052	4,498,864
Exelon Corp.	93,152	2,989,248
Iberdrola S.A.	830,174	5,892,207
NextEra Energy, Inc.	47,888	5,037,818
PPL Corp.	74,948	2,384,096
The Southern Co.	97,088	4,342,746
SSE PLC	148,584	3,512,760
Xcel Energy, Inc.	52,808	1,830,853

		41,167,461
Energy Equipment & Services - 0.0%†
Newalta Corp.	14,292	141,827

Gas Utilities - 1.0%
APA Group	155,964	1,038,807
Enagas S.A.	26,404	746,231
Petronas Gas Bhd	131,200	757,457
Snam SpA	247,476	1,224,939

		3,767,434
Health Care Providers & Services - 3.8%
Bangkok Dusit Medical Services
PCL (NVDR)	2,759,400	1,573,668
Community Health Systems, Inc.*	12,136	710,077
HCA Holdings, Inc.*	34,768	3,233,772
Healthscope Ltd.	336,692	677,464
HealthSouth Corp.	11,316	517,141
Life Healthcare Group Holdings Ltd.	139,892	414,786
LifePoint Health, Inc.*	5,904	489,206
Mediclinic International Ltd.	128,740	1,149,548
Netcare Ltd.	434,526	1,391,021
Ramsay Health Care Ltd.	37,593	1,846,317
Tenet Healthcare Corp.*	9,676	544,759
Universal Health Services, Inc., Class B	10,216	1,483,670

		14,031,429
Industrial Conglomerates - 0.1%
Beijing Enterprises Holdings Ltd.	45,500	334,839

Internet Software & Services - 0.1%
Telecity Group PLC	16,072	274,630

Media - 5.3%
Comcast Corp., Class A	163,112	10,179,820
DISH Network Corp., Class A*	17,712	1,144,372
Liberty Global PLC*	50,840	2,498,278
Liberty Global PLC LiLAC, Class C*	1	21
SES S.A. (FDR)	25,748	801,229
Sirius XM Holdings, Inc.*	186,478	738,453

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Time Warner Cable, Inc.	22,489	$4,273,135

		19,635,308
Multi-Utilities - 10.2%
Centrica PLC	681,147	2,832,708
Consolidated Edison, Inc.	34,768	2,210,897
Dominion Resources, Inc.	66,912	4,797,590
E.ON SE	267,484	3,549,312
Engie	219,432	4,239,054
National Grid PLC	557,272	7,418,753
PG&E Corp.	48,380	2,540,434
Public Service Enterprise Group, Inc.	52,492	2,187,342
Sempra Energy	24,681	2,512,032
Suez Environnement Co.	99,384	1,916,636
Veolia Environnement S.A.	148,912	3,343,979

		37,548,737
Oil, Gas & Consumable Fuels - 7.9%
Enbridge, Inc.	124,202	5,442,758
Inter Pipeline Ltd.	53,136	1,117,492
Keyera Corp.	27,552	910,246
Kinder Morgan, Inc.	206,804	7,163,691
Koninklijke Vopak N.V.	10,988	577,868
ONEOK, Inc.	21,976	830,473
Pembina Pipeline Corp.	41,557	1,216,092
Plains GP Holdings LP, Class A	20,828	534,030
Spectra Energy Corp.	67,240	2,034,683
Targa Resources Corp.	6,753	597,303
TransCanada Corp.	96,268	3,761,330
Veresen, Inc.	46,740	531,728
The Williams Cos., Inc.	81,836	4,294,753

		29,012,447
Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	32,472	3,088,412
Corrections Corp. of America	12,792	449,895
Crown Castle International Corp.	26,433	2,165,127
Digital Realty Trust, Inc.	11,098	713,268
DuPont Fabros Technology, Inc.	5,904	178,006
Equinix, Inc.	4,463	1,244,775
The GEO Group, Inc.	7,216	272,404

		8,111,887
Road & Rail - 18.4%
Aurizon Holdings Ltd.	617,296	2,402,550
Canadian National Railway Co.	198,112	12,424,734
Canadian Pacific Railway Ltd.	45,428	7,351,867
Central Japan Railway Co.	54,800	9,606,974
ComfortDelGro Corp. Ltd.	590,400	1,298,768
CSX Corp.	102,664	3,211,330
East Japan Railway Co.	105,800	10,460,874
Kansas City Southern	10,824	1,073,632

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
Keisei Electric Railway Co., Ltd.	164,000	$2,004,084
MTR Corp. Ltd.	415,990	1,853,960
Norfolk Southern Corp.	31,324	2,641,553
Tobu Railway Co., Ltd.	255,000	1,228,742
Union Pacific Corp.	91,512	8,930,656
West Japan Railway Co.	51,500	3,703,245

		68,192,969
Transportation Infrastructure - 6.9%
Abertis Infraestructuras S.A.	157,199	2,588,720
Aeroports de Paris	10,520	1,269,234
Airports of Thailand PCL (NVDR)	131,400	1,096,087
Atlantia SpA	112,996	3,036,197
Auckland International Airport Ltd.	302,109	1,085,738
CCR S.A.	311,600	1,390,268
China Merchants Holdings International Co., Ltd.	221,277	809,205
COSCO Pacific Ltd.	436,435	569,731
Flughafen Zuerich AG (Registered)	1,148	947,211
Groupe Eurotunnel SE (Registered)	133,332	1,927,576
Grupo Aeroportuario del Sureste SAB de CV, Class B	60,700	913,588
International Container Terminal Services, Inc.	506,760	1,217,731
Japan Airport Terminal Co., Ltd.	19,700	1,049,437
Jiangsu Expressway Co., Ltd., Class H	328,000	409,138
Sydney Airport	619,264	2,551,184
Tianjin Port Development Holdings Ltd.	656,000	135,392
Transurban Group	537,999	3,938,943
Westshore Terminals Investment Corp.	16,236	360,550
Zhejiang Expressway Co., Ltd., Class H	328,000	377,829

		25,673,759
Water Utilities - 3.0%
Aguas Andinas S.A., Class A	887,896	471,495
American Water Works Co., Inc.	14,540	754,771
Aqua America, Inc.	15,252	388,011
Beijing Enterprises Water Group Ltd.*	1,312,000	979,900
California Water Service Group	5,248	112,989
China Everbright Water Ltd.*	196,800	115,063
China Water Affairs Group Ltd.	328,000	160,355
Cia de Saneamento Basico do Estado de Sao Paulo	53,200	270,425

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
Cia de Saneamento de Minas Gerais-COPASA	16,400	$57,980
Guangdong Investment Ltd.	984,000	1,335,304
Manila Water Co., Inc.	360,800	196,829
Pennon Group PLC	108,825	1,384,894
Severn Trent PLC	64,616	2,222,365
United Utilities Group PLC	188,764	2,627,531

		11,077,912
Wireless Telecommunication Services - 6.1%
China Mobile Ltd.	422,500	5,531,745
KDDI Corp.	147,600	3,753,290
SBA Communications Corp., Class A*	10,660	1,286,875
SoftBank Group Corp.	74,000	4,109,883
Tower Bersama Infrastructure Tbk PT*	229,600	142,148
Vodafone Group PLC	2,081,816	7,856,918

		22,680,859

Total Common Stocks (Cost $352,464,196)		364,571,907

Total Investment Securities (Cost $352,464,196) — 98.5%		364,571,907

Other assets less liabilities — 1.5%		5,559,176

Net Assets — 100.0%		$370,131,083

*	Non-income producing security.
†	Amount represents less than 0.05%.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2015 (Unaudited)

Percentages shown are based on Net Assets.

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

FDR — Finnish Depositary Receipt

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RUB — Russian Ruble

SGD — Singapore Dollar

USD — US Dollar

ZAR — South African Rand

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,357,436
Aggregate gross unrealized depreciation	(11,574,010)

Net unrealized appreciation	$11,783,426

Federal income tax cost of investments	$352,788,481

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open long futures contracts as of July 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	26	09/18/15	$2,727,920	$24,200
EURO STOXX 50® Index Futures Contracts	29	09/18/15	1,152,823	38,992
FTSE 100® Index Futures Contracts	5	09/18/15	519,178	5,035
Nikkei 225 Index Futures Contracts	9	09/10/15	746,216	6,367
S&P Toronto Stock Exchange 60® Index Futures Contracts	3	09/17/15	392,575	(54)

				$74,540

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of July 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	163,000	Morgan Stanley	USD	126,076	09/16/15	$(6,675)
CAD	202,425	Societe Generale	USD	164,026	09/16/15	(8,474)
EUR	151,831	Morgan Stanley	USD	170,000	09/16/15	(2,152)
EUR	64,983	Citibank N.A.	USD	73,185	09/16/15	(1,347)
GBP	144,823	Citibank N.A.	USD	225,052	09/16/15	874
HKD	349,130	Morgan Stanley	USD	45,031	09/16/15	3
INR	21,255,960	Morgan Stanley	USD	330,000	09/16/15	(1,276)
INR	104,839,285	Citibank N.A.	USD	1,608,853	09/16/15	12,491
JPY	2,613,702	Morgan Stanley	USD	21,189	09/16/15	(81)
KRW	25,340,480	Bank of New York	USD	22,670	09/16/15	(1,043)
RUB	8,015,742	Morgan Stanley	USD	140,000	09/16/15	(10,497)
RUB	19,950,058	Citibank N.A.	USD	349,636	09/16/15	(27,320)
USD	140,000	UBS AG	AUD	182,369	09/16/15	6,411
USD	111,508	Citibank N.A.	BRL	359,000	09/16/15	7,915
USD	125,382	Bank of New York	CHF	117,000	09/16/15	3,465
USD	130,000	Societe Generale	GBP	82,609	09/16/15	1,129
USD	470,000	Bank of Montreal	GBP	296,162	09/16/15	7,983
USD	150,000	Bank of New York	HKD	1,162,990	09/16/15	(13)
USD	93,396	Societe Generale	SGD	126,000	09/16/15	1,435
USD	116,594	Morgan Stanley	ZAR	1,468,443	09/16/15	1,110

						$(16,062)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2015 (Unaudited)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2015:

Australia	4.6%
Austria	0.1
Belgium	0.2
Brazil	0.5
Canada	10.0
Chile	0.1
China	2.9
France	3.4
Germany	4.4
Hong Kong	0.6
Indonesia	0.0	†
Italy	2.7
Japan	11.0
Luxembourg	0.2
Malaysia	0.2
Mexico	0.5
Netherlands	0.3
New Zealand	0.3
Philippines	0.5
Portugal	0.1
Singapore	0.8
South Africa	0.8
South Korea	0.0	†
Spain	4.0
Switzerland	0.5
Taiwan	0.2
Thailand	0.7
United Kingdom	9.2
United States	39.7
Other[1]	1.5

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 98.6%
Capital Markets - 0.3%
HFF, Inc., Class A	2,640	$121,017
Tricon Capital Group, Inc.	27,121	237,240

		358,257
Diversified Financial Services - 0.1%
Corp. Financiera Alba S.A.	2,923	137,511

Hotels, Restaurants & Leisure - 0.3%
Kyoritsu Maintenance Co., Ltd.	4,880	346,616

Household Durables - 2.4%
Barratt Developments PLC	198,283	1,964,821
Sumitomo Forestry Co., Ltd.	48,100	571,477

		2,536,298
Industrial Conglomerates - 5.6%
CK Hutchison Holdings Ltd.	396,500	5,886,917

Real Estate Investment Trusts (REITs) - 69.3%
Acadia Realty Trust	11,359	363,261
Advance Residence Investment Corp.	32	69,866
AIMS AMP Capital Industrial REIT	700	767
Alexander’s, Inc.	518	210,033
Alexandria Real Estate Equities, Inc.	2,365	219,259
American Tower Corp.	335	31,862
Apartment Investment & Management Co., Class A	30,377	1,187,133
Ashford Hospitality Prime, Inc.	19	282
Ashford Hospitality Trust, Inc.	485	4,239
Associated Estates Realty Corp.	12,062	346,782
AvalonBay Communities, Inc.	26,529	4,572,008
Big Yellow Group PLC	10,176	111,872
BioMed Realty Trust, Inc.	41,514	894,212
Boardwalk Real Estate Investment Trust	185	8,185
The British Land Co. PLC	7,904	103,731
BWP Trust	125,726	311,142
Canadian Apartment Properties REIT	14,023	302,137
CapitaLand Commercial Trust	481,000	500,932
CapitaLand Retail China Trust	62,900	73,091
Chesapeake Lodging Trust	3,584	114,939
Columbia Property Trust, Inc.	23,717	573,003
CoreSite Realty Corp.	5,402	271,180
Daiwa House REIT Investment Corp.	8	31,575
Daiwa Office Investment Corp.	56	276,621
Derwent London PLC	20,202	1,145,942
DiamondRock Hospitality Co.	40,071	505,295
Dream Global Real Estate Investment Trust	28,860	215,183

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Duke Realty Corp.	11,042	$222,717
DuPont Fabros Technology, Inc.	8,325	250,999
EPR Properties	10,434	595,990
Equity Lifestyle Properties, Inc.	14,837	858,766
Equity Residential	45,806	3,426,747
Extra Space Storage, Inc.	21,830	1,604,942
Federation Centres	694,120	1,529,181
FelCor Lodging Trust, Inc.	24,235	226,840
First Real Estate Investment Trust	210,900	217,327
Fonciere des Murs S.C.A.	10,249	287,620
Fonciere Des Regions	229	19,897
Frasers Centrepoint Trust	92,500	139,260
Frasers Commercial Trust	148,017	157,396
General Growth Properties, Inc.	104,414	2,833,796
Global One Real Estate Investment Corp.	74	250,559
The GPT Group	360,084	1,219,012
Granite Real Estate Investment Trust	9,620	297,928
Great Portland Estates PLC	69,190	898,858
H&R Real Estate Investment Trust	29,563	507,431
Hansteen Holdings PLC	92,000	174,863
Highwoods Properties, Inc.	4,843	205,004
Hospitality Properties Trust	27,528	754,818
Host Hotels & Resorts, Inc.	152,588	2,957,155
Investa Office Fund	125,615	365,292
Japan Hotel REIT Investment Corp.	128	82,857
Japan Logistics Fund, Inc.	259	488,127
Japan Rental Housing Investments, Inc.	370	245,183
Kenedix Residential Investment Corp.	185	468,865
Kilroy Realty Corp.	15,614	1,106,252
Kimco Realty Corp.	82,066	2,027,851
Land Securities Group PLC	150,812	3,054,741
LaSalle Hotel Properties	2,592	86,236
The Link REIT	462,500	2,720,483
LTC Properties, Inc.	5,920	259,710
The Macerich Co.	35,520	2,811,763
Mapletree Commercial Trust	344,100	343,270
Mapletree Greater China Commercial Trust	148,000	106,000
Mapletree Industrial Trust	255,300	284,537
Mapletree Logistics Trust	355,200	288,147
Mercialys S.A.	13,431	308,063
National Health Investors, Inc.	4,403	287,296
National Retail Properties, Inc.	25,900	962,703
Nomura Real Estate Master Fund, Inc.	333	400,207

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Omega Healthcare Investors, Inc.	2,772	$100,513
Parkway Life Real Estate Investment Trust	48,100	85,422
Pebblebrook Hotel Trust	3,968	161,498
Piedmont Office Realty Trust, Inc., Class A	1,827	33,270
Post Properties, Inc.	10,101	575,151
Precinct Properties New Zealand Ltd.	156,288	118,876
PS Business Parks, Inc.	3,404	262,074
Public Storage	25,752	5,283,795
Regency Centers Corp.	19,092	1,221,315
Retail Opportunity Investments Corp.	1,578	27,063
RioCan Real Estate Investment Trust	32,264	664,401
RLJ Lodging Trust	26,048	777,012
Ryman Hospitality Properties, Inc.	990	56,608
Scentre Group	1,020,904	2,968,815
Select Income REIT	185	3,713
Shaftesbury PLC	56,425	823,279
Simon Property Group, Inc.	12,432	2,327,519
SL Green Realty Corp.	19,684	2,266,416
Societe Fonciere Lyonnaise S.A.	1,036	46,930
Sovran Self Storage, Inc.	6,031	574,211
Starhill Global REIT	310,800	197,615
Strategic Hotels & Resorts, Inc.*	8,255	112,846
Sunlight Real Estate Investment Trust	444,000	226,230
Sunstone Hotel Investors, Inc.	42,439	597,117
Unibail-Rodamco SE	3,959	1,059,845
Universal Health Realty Income Trust	5,402	264,536
Urban Edge Properties	2,140	45,946
Urstadt Biddle Properties, Inc., Class A	2,109	40,282
Vornado Realty Trust	2,218	216,366
Weingarten Realty Investors	23,347	821,347
Wereldhave N.V.	377	22,430
Weyerhaeuser Co.	69,005	2,117,763
Workspace Group PLC	24,457	371,919

		73,251,344
Real Estate Management & Development - 20.0%
Airport City Ltd.*	11,766	127,526
Allreal Holding AG (Registered)*	2,701	388,105
CA Immobilien Anlagen AG*	16,206	292,750
CapitaLand Ltd.	410,700	966,494
CBRE Group, Inc., Class A*	4,554	172,915
Chinese Estates Holdings Ltd.	18,500	44,005
Conwert Immobilien Invest SE*	22,644	276,326

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Daejan Holdings PLC	888	$89,656
Daibiru Corp.	25,900	236,642
Daito Trust Construction Co., Ltd.	15,200	1,606,554
Deutsche Annington Immobilien SE	49,728	1,560,352
Deutsche Wohnen AG	35,964	894,232
Fabege AB	2,385	33,319
Far East Consortium International Ltd.	333,000	155,068
First Capital Realty, Inc.	21,571	306,914
Frasers Centrepoint Ltd.	25,900	31,611
Goldcrest Co., Ltd.	11,100	227,564
Heiwa Real Estate Co., Ltd.	18,500	267,283
HKR International Ltd.	236,800	130,736
Ho Bee Land Ltd.	125,800	184,797
Hongkong Land Holdings Ltd.	88,800	683,760
IMMOFINANZ AG*	186,184	459,340
Industrial Buildings Corp. Ltd.	3,840	4,093
Intershop Holding AG	407	169,601
Jones Lang LaSalle, Inc.	1,242	221,126
Kabuki-Za Co. Ltd.	3,000	123,492
Klovern AB, Class A	2,186	2,116
Kowloon Development Co., Ltd.	185,000	233,866
Kungsleden AB	7,896	53,175
Lend Lease Group	17,088	195,632
Leopalace21 Corp.*	11,100	60,743
Melcor Developments Ltd.	9,694	128,911
Mitsubishi Estate Co., Ltd.	13,000	289,075
Mobimo Holding AG (Registered)*	1,332	284,944
Morguard Corp.	259	27,295
Nitsba Holdings 1995 Ltd.*	7,770	146,056
Nomura Real Estate Holdings, Inc.	27,300	545,141
Norstar Holdings, Inc.	2,442	58,936
NTT Urban Development Corp.	3,700	36,404
Olav Thon Eiendomsselskap ASA	3,145	57,067
PATRIZIA Immobilien AG*	12,839	346,118
PSP Swiss Property AG (Registered)*	8,547	771,462
Quintain Estates & Development PLC*	83,916	172,528
Relo Holdings, Inc.	3,000	322,531
Sagax AB, Class B	10,434	69,962
Sim Lian Group Ltd.	159,100	101,741
Sinarmas Land Ltd.	25,900	10,505
Sponda Oyj	56,573	226,267
The St. Joe Co.*	15,577	253,126
Sumitomo Realty & Development Co., Ltd.	37,000	1,298,785
Swire Pacific Ltd., Class A	148,000	1,896,702

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Swire Pacific Ltd., Class B	120,000	$282,032
Swire Properties Ltd.	74,000	238,162
TAI Cheung Holdings Ltd.	148,000	130,392
Takara Leben Co., Ltd.	37,000	196,206
Tokyu Fudosan Holdings Corp.	99,900	754,723
The UNITE Group PLC	33,485	329,719
UOL Group Ltd.	122,100	597,873
Wheelock & Co., Ltd.	190,000	984,031
Wing Tai Holdings Ltd.	181,300	249,763
Yanlord Land Group Ltd.	166,500	117,425

		21,123,675
Road & Rail - 0.6%
Sotetsu Holdings, Inc.	111,000	654,918

Total Common Stocks (Cost $99,045,795)		104,295,536

Total Investment Securities (Cost $99,045,795) — 98.6%		104,295,536

Other assets less liabilities — 1.4%		1,469,668

Net Assets — 100.0%		$105,765,204

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — US Dollar

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,683,009
Aggregate gross unrealized depreciation	(1,561,635)

Net unrealized appreciation	$5,121,374

Federal income tax cost of investments	$99,174,162

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2015 (Unaudited)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open long futures contracts as of July 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	9	09/18/15	$944,280	$7,662
EURO STOXX 50® Index Futures Contract	1	09/18/15	39,752	2,640
FTSE 100® Index Futures Contract	1	09/18/15	103,836	466
Nikkei 225 Index Futures Contracts	2	09/10/15	165,826	1,787
SPI 200® Index Futures Contracts	2	09/17/15	207,491	3,211

				$15,766

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of July 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CAD	203,092	Societe Generale	USD	164,567	09/16/15	$(8,502)
EUR	291,772	Citibank N.A.	USD	328,599	09/16/15	(6,048)
EUR	127,006	Bank of Montreal	USD	145,000	09/16/15	(4,596)
GBP	51,572	Citibank N.A.	USD	80,000	09/16/15	453
HKD	3,876,585	Bank of Montreal	USD	500,000	09/16/15	38
ILS	110,844	Citibank N.A.	USD	28,925	09/16/15	528
JPY	12,392,380	Citibank N.A.	USD	100,000	09/16/15	78
JPY	6,126,865	Morgan Stanley	USD	49,670	09/16/15	(191)
JPY	15,356,000	Bank of Montreal	USD	125,000	09/16/15	(989)
SEK	1,418,054	Goldman Sachs	USD	165,000	09/16/15	498
USD	133,562	Morgan Stanley	AUD	172,679	09/16/15	7,071
USD	210,000	Bank of Montreal	CAD	273,141	09/16/15	107
USD	20,601	Bank of New York	CHF	19,224	09/16/15	569
USD	300,000	Bank of Montreal	EUR	273,271	09/16/15	(2,098)
USD	190,000	Morgan Stanley	EUR	170,724	09/16/15	1,266
USD	132,975	Citibank N.A.	GBP	85,570	09/16/15	(516)
USD	520,951	Morgan Stanley	HKD	4,038,971	09/16/15	(33)
USD	268,057	Societe Generale	SEK	2,189,624	09/16/15	12,511

						$146

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2015 (Unaudited)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2015:

Australia	6.2%
Austria	1.0
Canada	2.6
Finland	0.2
France	1.6
Germany	2.7
Hong Kong	12.9
Israel	0.3
Japan	9.3
Netherlands	0.0 †
New Zealand	0.1
Norway	0.1
Singapore	4.4
Spain	0.1
Sweden	0.2
Switzerland	1.5
United Kingdom	8.7
United States	46.7
Other[1]	1.4

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 99.5%
Aerospace & Defense - 1.7%
The Boeing Co.	14,744	$2,125,642
Lockheed Martin Corp.	29,625	6,135,337
Northrop Grumman Corp.	12,960	2,242,210
Raytheon Co.	11,250	1,227,263

		11,730,452
Air Freight & Logistics - 1.5%
United Parcel Service, Inc., Class B	98,625	10,095,255

Auto Components - 0.0%†
Autoliv, Inc.	1,644	172,949

Banks - 7.8%
Bank of America Corp.	145,875	2,608,245
Bank of Hawaii Corp.	33,750	2,277,112
Citigroup, Inc.	30,000	1,753,800
Fifth Third Bancorp	13,756	289,839
JPMorgan Chase & Co.	285,750	19,582,448
People’s United Financial, Inc.	19,125	311,164
Wells Fargo & Co.	453,375	26,236,811

		53,059,419
Beverages - 1.3%
The Coca-Cola Co.	48,000	1,971,840
Dr. Pepper Snapple Group, Inc.	51,750	4,151,385
PepsiCo, Inc.	31,500	3,035,025

		9,158,250
Biotechnology - 0.2%
Amgen, Inc.	750	132,442
Gilead Sciences, Inc.	12,375	1,458,518

		1,590,960
Capital Markets - 0.9%
Ameriprise Financial, Inc.	7,824	983,242
Federated Investors, Inc., Class B	70,125	2,363,914
Invesco Ltd.	25,875	998,775
Waddell & Reed Financial, Inc., Class A	31,500	1,414,665

		5,760,596
Chemicals - 2.3%
The Dow Chemical Co.	66,375	3,123,607
E.I. du Pont de Nemours & Co.	47,625	2,655,570
LyondellBasell Industries N.V., Class A	62,625	5,876,104
Olin Corp.	97,500	2,241,525
The Scotts Miracle-Gro Co., Class A	30,375	1,834,346

		15,731,152
Commercial Services & Supplies - 1.1%
Deluxe Corp.	32,625	2,102,029
KAR Auction Services, Inc.	27,375	1,065,709
R.R. Donnelley & Sons Co.	167,625	2,941,819
Waste Management, Inc.	17,625	901,166

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
West Corp.	8,022	$231,434

		7,242,157
Communications Equipment - 2.2%
Cisco Systems, Inc.	274,125	7,790,632
Harris Corp.	13,069	1,083,943
QUALCOMM, Inc.	90,000	5,795,100

		14,669,675
Consumer Finance - 0.2%
Navient Corp.	69,750	1,095,075
SLM Corp.*	15,010	137,041

		1,232,116
Containers & Packaging - 1.2%
Avery Dennison Corp.	55,500	3,377,175
Packaging Corp. of America	13,938	986,671
Sonoco Products Co.	48,750	2,012,400
WestRock Co.*	23,212	1,463,749

		7,839,995
Distributors - 0.4%
Genuine Parts Co.	30,375	2,701,856

Diversified Consumer Services - 0.2%
H&R Block, Inc.	37,875	1,260,859

Diversified Telecommunication Services - 3.7%
AT&T, Inc.	273,000	9,484,020
CenturyLink, Inc.	113,625	3,249,675
Frontier Communications Corp.	320,250	1,511,580
Verizon Communications, Inc.	194,250	9,088,957
Windstream Holdings, Inc.	404,250	1,960,613

		25,294,845
Electric Utilities - 2.1%
American Electric Power Co., Inc.	52,125	2,948,711
Entergy Corp.	29,250	2,077,335
Hawaiian Electric Industries, Inc.	28,500	853,575
Pepco Holdings, Inc.	31,875	850,425
Pinnacle West Capital Corp.	58,875	3,633,176
PPL Corp.	18,000	572,580
The Southern Co.	77,250	3,455,393
Westar Energy, Inc.	4,816	181,322

		14,572,517
Electrical Equipment - 0.8%
Emerson Electric Co.	108,750	5,627,813

Energy Equipment & Services - 0.9%
National Oilwell Varco, Inc.	73,500	3,096,555
Noble Corp. PLC	225,375	2,693,231

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Schlumberger Ltd.	3,375	$279,518

		6,069,304
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc.	6,375	458,873
Food Products - 0.7%
Archer-Daniels-Midland Co.	4,320	204,854
ConAgra Foods, Inc.	16,125	710,468
General Mills, Inc.	28,500	1,658,985
Kellogg Co.	724	47,907
The Kraft Heinz Co.	26,064	2,071,306

		4,693,520
Gas Utilities - 1.3%
AGL Resources, Inc.	69,000	3,317,520
New Jersey Resources Corp.	102,375	2,958,637
WGL Holdings, Inc.	49,125	2,746,088

		9,022,245
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	49,500	2,509,155

Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	41,625	4,401,844
Anthem, Inc.	6,708	1,034,843
Cardinal Health, Inc.	45,375	3,855,967
Owens & Minor, Inc.	17,250	606,510
UnitedHealth Group, Inc.	70,500	8,558,700

		18,457,864
Hotels, Restaurants & Leisure - 2.5%
Brinker International, Inc.	13,104	784,930
Cracker Barrel Old Country Store, Inc.	18,000	2,734,020
Darden Restaurants, Inc.	43,875	3,236,220
Las Vegas Sands Corp.	77,250	4,329,090
McDonald’s Corp.	59,250	5,916,705
Six Flags Entertainment Corp.	2,896	135,069
Vail Resorts, Inc.	1,875	205,669

		17,341,703
Household Durables - 0.7%
Garmin Ltd.	1,875	78,581
Leggett & Platt, Inc.	46,125	2,205,236
Tupperware Brands Corp.	45,000	2,631,150

		4,914,967
Household Products - 2.2%
The Clorox Co.	32,250	3,610,065
Kimberly-Clark Corp.	64,500	7,415,565
The Procter & Gamble Co.	52,125	3,997,987

		15,023,617
Industrial Conglomerates - 3.7%
3M Co.	86,250	13,053,075

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
General Electric Co.	466,875	$12,185,438

		25,238,513
Insurance - 4.0%
Aflac, Inc.	20,250	1,297,012
AmTrust Financial Services, Inc.	58,875	4,092,401
Cincinnati Financial Corp.	3,000	165,630
Erie Indemnity Co., Class A	31,125	2,686,399
First American Financial Corp.	16,500	669,570
FNF Group	10,080	394,027
Mercury General Corp.	14,625	825,581
MetLife, Inc.	44,625	2,487,398
Old Republic International Corp.	31,125	520,721
PartnerRe Ltd.	29,250	3,976,830
Principal Financial Group, Inc.	54,750	3,039,173
Prudential Financial, Inc.	30,750	2,717,070
Validus Holdings Ltd.	91,500	4,241,025

		27,112,837
Internet Software & Services - 0.1%
IAC/InterActiveCorp	12,750	985,065

IT Services - 4.4%
Accenture PLC, Class A	96,375	9,937,226
Automatic Data Processing, Inc.	13,875	1,106,809
Booz Allen Hamilton Holding Corp.	66,750	1,850,977
Broadridge Financial Solutions, Inc.	60,375	3,276,551
International Business Machines Corp.	17,250	2,794,328
Leidos Holdings, Inc.	85,125	3,473,100
Paychex, Inc.	58,875	2,731,800
Visa, Inc., Class A	12,000	904,080
The Western Union Co.	187,875	3,802,590
Xerox Corp.	35,838	394,935

		30,272,396
Leisure Products - 0.6%
Hasbro, Inc.	45,750	3,602,355
Mattel, Inc.	14,625	339,446

		3,941,801
Machinery - 0.2%
Caterpillar, Inc.	15,566	1,223,955

Media - 0.6%
Cablevision Systems Corp., Class A	9,912	279,717
Comcast Corp., Class A	9,375	585,094
Omnicom Group, Inc.	12,375	904,365
Regal Entertainment Group, Class A	3,750	77,250
TEGNA, Inc.	19,458	566,811
Time, Inc.	375	8,370

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
The Walt Disney Co.	15,375	$1,845,000

		4,266,607
Metals & Mining - 0.5%
Nucor Corp.	82,875	3,658,103

Multiline Retail - 1.3%
Kohl’s Corp.	2,580	158,206
Macy’s, Inc.	39,458	2,724,969
Target Corp.	76,125	6,230,831

		9,114,006
Multi-Utilities - 2.5%
Ameren Corp.	12,000	492,960
CenterPoint Energy, Inc.	185,250	3,582,735
Consolidated Edison, Inc.	49,125	3,123,859
DTE Energy Co.	34,875	2,806,042
Public Service Enterprise Group, Inc.	97,125	4,047,199
Vectren Corp.	68,250	2,873,325
WEC Energy Group, Inc.	284	13,916

		16,940,036
Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	107,250	9,489,480
ConocoPhillips Co.	57,750	2,907,135
CVR Energy, Inc.	72,375	2,766,896
Exxon Mobil Corp.	180,375	14,287,504
HollyFrontier Corp.	84,750	4,090,035
Marathon Petroleum Corp.	18,576	1,015,550
Occidental Petroleum Corp.	71,625	5,028,075
ONEOK, Inc.	67,500	2,550,825
PBF Energy, Inc., Class A	98	3,094
Phillips 66	70,875	5,634,562
Targa Resources Corp.	6,000	530,700
Tesoro Corp.	28,875	2,810,693
Western Refining, Inc.	64,875	2,864,880

		53,979,429
Paper & Forest Products - 0.8%
Domtar Corp.	68,250	2,775,045
International Paper Co.	60,375	2,890,151

		5,665,196
Pharmaceuticals - 8.2%
AbbVie, Inc.	89,625	6,274,646
Bristol-Myers Squibb Co.	24,542	1,610,937
Eli Lilly & Co.	19,836	1,676,341
Johnson & Johnson	101,625	10,183,841
Merck & Co., Inc.	371,625	21,911,010
Pfizer, Inc.	386,250	13,928,175

		55,584,950
Real Estate Investment Trusts (REITs) - 5.8%
BioMed Realty Trust, Inc.	37,500	807,750
CBL & Associates Properties, Inc.	42,750	698,535

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Chimera Investment Corp.	245,250	$3,489,907
Corrections Corp. of America	80,625	2,835,581
Digital Realty Trust, Inc.	39,750	2,554,732
EPR Properties	39,750	2,270,520
Gaming and Leisure Properties, Inc.	24,750	810,563
The GEO Group, Inc.	78,750	2,972,812
HCP, Inc.	22,500	869,400
Hospitality Properties Trust	106,500	2,920,230
Iron Mountain, Inc.	89,625	2,693,231
Lamar Advertising Co., Class A	43,875	2,634,694
Liberty Property Trust	16,125	548,734
MFA Financial, Inc.	136,875	1,030,669
National Health Investors, Inc.	112	7,308
Omega Healthcare Investors, Inc.	55,024	1,995,170
Outfront Media, Inc.	120,750	3,034,448
Realty Income Corp.	14,625	706,241
Retail Properties of America, Inc.,
Class A	11,052	160,917
Ryman Hospitality Properties, Inc.	31,875	1,822,613
Senior Housing Properties Trust	65,625	1,133,344
WP Carey, Inc.	9,000	550,710
WP GLIMCHER, Inc.	215,625	2,919,563

		39,467,672
Road & Rail - 0.1%
Landstar System, Inc.	5,042	363,175

Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	126,750	3,669,412
KLA-Tencor Corp.	1,875	99,469
Linear Technology Corp.	35,625	1,460,625
Maxim Integrated Products, Inc.	90,375	3,076,365
Texas Instruments, Inc.	155,250	7,759,395
Xilinx, Inc.	37,125	1,549,969

		17,615,235
Software - 1.8%
CA, Inc.	90,375	2,633,076
Microsoft Corp.	169,500	7,915,650
Oracle Corp.	24,750	988,515
Symantec Corp.	27,375	622,507

		12,159,748
Specialty Retail - 5.5%
Abercrombie & Fitch Co., Class A	708	14,224
Best Buy Co., Inc.	42,870	1,384,272
Foot Locker, Inc.	41,625	2,936,644
GameStop Corp., Class A	87,750	4,023,337
Guess?, Inc.	172,875	3,784,234
The Home Depot, Inc.	192,000	22,469,760

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Staples, Inc.	192,000	$2,824,320

		37,436,791
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	185,250	22,470,825
Diebold, Inc.	7,875	268,144
Hewlett-Packard Co.	31,058	947,890
Lexmark International, Inc., Class A	34,500	1,172,655
Seagate Technology PLC	59,250	2,998,050
Western Digital Corp.	48,000	4,130,880

		31,988,444
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	395	12,324
Hanesbrands, Inc.	49,536	1,537,102

		1,549,426
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	30,750	585,173

Tobacco - 4.8%
Altria Group, Inc.	154,500	8,401,710
Philip Morris International, Inc.	243,375	20,815,864
Reynolds American, Inc.	37,889	3,250,497

		32,468,071

Total Common Stocks (Cost $622,003,277)		677,848,743

Total Investment Securities (Cost $622,003,277) — 99.5%		677,848,743

Other assets less liabilities — 0.5%		3,448,513

Net Assets — 100.0%		$681,297,256

*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets. Abbreviation:

REIT — Real Estate Investment Trust

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,797,352
Aggregate gross unrealized depreciation	(16,123,442)

Net unrealized appreciation	$54,673,910

Federal income tax cost of investments	$623,174,833

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2015 (Unaudited)

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of July 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	33	09/18/15	$3,462,360	$54,010

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 99.0%
Aerospace & Defense - 1.7%
L-3 Communications Holdings, Inc.	896	$103,452
Lockheed Martin Corp.	10,486	2,171,651
Northrop Grumman Corp.	2,574	445,328
Raytheon Co.	5,885	641,995
Vectrus, Inc.*	272	6,310

		3,368,736
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	16,692	1,170,944
United Parcel Service, Inc., Class B	23,647	2,420,507

		3,591,451
Auto Components - 0.0%†
Remy International, Inc.	450	13,320

Banks - 6.3%
Bank of America Corp.	35,203	629,430
Bank of Hawaii Corp.	19,688	1,328,349
BankUnited, Inc.	960	35,059
Citigroup, Inc.	9,416	550,459
Cullen/Frost Bankers, Inc.	2,033	147,291
FNB Corp./Pennsylvania	234	3,227
JPMorgan Chase & Co.	19,688	1,349,219
People’s United Financial, Inc.	18,190	295,951
Wells Fargo & Co.	134,178	7,764,881

		12,103,866
Beverages - 4.1%
The Coca-Cola Co.	14,552	597,796
Dr. Pepper Snapple Group, Inc.	15,515	1,244,613
PepsiCo, Inc.	63,237	6,092,885

		7,935,294
Biotechnology - 0.2%
Gilead Sciences, Inc.	3,745	441,386

Capital Markets - 0.5%
Federated Investors, Inc., Class B	27,927	941,419

Chemicals - 1.8%
The Dow Chemical Co.	2,144	100,897
E.I. du Pont de Nemours & Co.	24	1,338
LyondellBasell Industries N.V., Class A	20,009	1,877,445
Olin Corp.	30,388	698,620
The Scotts Miracle-Gro Co., Class A	14,552	878,795

		3,557,095
Commercial Services & Supplies - 1.3%
KAR Auction Services, Inc.	1,108	43,134
Pitney Bowes, Inc.	822	17,196
R.R. Donnelley & Sons Co.	54,249	952,070
Republic Services, Inc.	6,099	259,391
Waste Management, Inc.	23,433	1,198,129

		2,469,920
Communications Equipment - 1.2%
Cisco Systems, Inc.	76,184	2,165,149

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
Harris Corp.	805	$66,767

		2,231,916
Consumer Finance - 0.5%
Navient Corp.	56,710	890,347
Santander Consumer USA Holdings, Inc.*	618	14,943
SLM Corp.*	438	3,999

		909,289
Containers & Packaging - 1.3%
Bemis Co., Inc.	19,367	863,187
Packaging Corp. of America	14,338	1,014,987
Sonoco Products Co.	16,585	684,629

		2,562,803
Distributors - 0.5%
Genuine Parts Co.	11,877	1,056,459

Diversified Consumer Services - 0.2%
H&R Block, Inc.	9,737	324,145

Diversified Financial Services - 0.0%†
FNFV Group*	2,321	33,794

Diversified Telecommunication Services - 3.2%
AT&T, Inc.	69,015	2,397,581
CenturyLink, Inc.	21,507	615,100
Frontier Communications Corp.	45,475	214,642
Verizon Communications, Inc.	61,097	2,858,729
Windstream Holdings, Inc.	33,812	163,988

		6,250,040
Electric Utilities - 1.7%
American Electric Power Co., Inc.	6,099	345,020
Entergy Corp.	6,420	455,948
Hawaiian Electric Industries, Inc.	6,099	182,665
Pepco Holdings, Inc.	10,058	268,348
Pinnacle West Capital Corp.	19,153	1,181,932
PPL Corp.	3,210	102,110
The Southern Co.	16,157	722,703

		3,258,726
Electrical Equipment - 0.9%
Emerson Electric Co.	33,277	1,722,085

Energy Equipment & Services - 0.4%
Noble Corp. PLC	40,446	483,330
Schlumberger Ltd.	3,103	256,990

		740,320
Food & Staples Retailing - 0.5%
Wal-Mart Stores, Inc.	13,589	978,136

Food Products - 0.9%
Campbell Soup Co.	19,902	981,368
General Mills, Inc.	9,309	541,877

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
The Kraft Heinz Co.	2,616	$207,893

		1,731,138
Gas Utilities - 0.4%
AGL Resources, Inc.	16,157	776,829

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories	10,486	531,535

Health Care Providers & Services - 3.5%
Anthem, Inc.	11,663	1,799,251
Cardinal Health, Inc.	13,268	1,127,514
Owens & Minor, Inc.	3,531	124,150
UnitedHealth Group, Inc.	30,067	3,650,134

		6,701,049
Hotels, Restaurants & Leisure - 3.3%
Brinker International, Inc.	8,025	480,698
Cracker Barrel Old Country Store, Inc.	3,959	601,333
Darden Restaurants, Inc.	13,696	1,010,217
Domino’s Pizza, Inc.	1,910	217,434
Dunkin’ Brands Group, Inc.	17,441	939,896
Las Vegas Sands Corp.	22,256	1,247,226
McDonald’s Corp.	17,976	1,795,083
Six Flags Entertainment Corp.	88	4,104

		6,295,991
Household Durables - 0.8%
Garmin Ltd.	2,140	89,688
Leggett & Platt, Inc.	13,268	634,343
Tupperware Brands Corp.	14,873	869,624

		1,593,655
Household Products - 2.1%
The Clorox Co.	8,453	946,229
Kimberly-Clark Corp.	16,692	1,919,079
The Procter & Gamble Co.	14,873	1,140,759

		4,006,067
Industrial Conglomerates - 1.2%
General Electric Co.	89,345	2,331,905

Insurance - 6.8%
Allied World Assurance Co. Holdings AG	20,865	881,755
American National Insurance Co.	46	4,920
AmTrust Financial Services, Inc.	18,725	1,301,575
Arthur J Gallagher & Co.	267	12,664
Cincinnati Financial Corp.	3,745	206,761
Erie Indemnity Co., Class A	10,914	941,987
Everest Re Group Ltd.	4,922	901,317
First American Financial Corp.	3,852	156,314
FNF Group	6,972	272,535
HCC Insurance Holdings, Inc.	21,507	1,659,480
Marsh & McLennan Cos., Inc.	3,006	174,168
Mercury General Corp.	2,889	163,084
Old Republic International Corp.	32,956	551,354
PartnerRe Ltd.	7,383	1,003,793

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
ProAssurance Corp.	18,511	$893,896
The Progressive Corp.	32,742	998,631
The Travelers Cos., Inc.	14,338	1,521,548
Validus Holdings Ltd.	21,079	977,012
Willis Group Holdings PLC	12,947	601,906

		13,224,700
Internet Software & Services - 0.0%†
IAC/InterActiveCorp	856	66,135
IT Services - 6.8%
Accenture PLC, Class A	27,820	2,868,520
Automatic Data Processing, Inc.	3,531	281,668
Booz Allen Hamilton Holding Corp.	4,440	123,121
Broadridge Financial Solutions, Inc.	19,153	1,039,434
Fidelity National Information Services, Inc.	3,177	207,871
International Business Machines Corp.	36,915	5,979,861
Leidos Holdings, Inc.	21,614	881,851
Paychex, Inc.	12,947	600,741
Visa, Inc., Class A	3,424	257,964
The Western Union Co.	41,409	838,118

		13,079,149
Leisure Products - 0.5%
Hasbro, Inc.	9,309	732,991
Mattel, Inc.	11,235	260,764

		993,755
Media - 1.0%
Cablevision Systems Corp., Class A	19,902	561,635
Comcast Corp., Class A	3,959	247,081
Meredith Corp.	188	9,009
Regal Entertainment Group, Class A	6,099	125,640
TEGNA, Inc.	4,680	136,328
Time Warner Cable, Inc.	1,323	251,383
Time, Inc.	8,453	188,671
The Walt Disney Co.	3,745	449,400

		1,969,147
Metals & Mining - 0.2%
Compass Minerals International, Inc.	4,387	350,960

Multiline Retail - 1.5%
Kohl’s Corp.	14,338	879,206
Target Corp.	23,968	1,961,781

		2,840,987
Multi-Utilities - 3.2%
Ameren Corp.	1,284	52,747
CenterPoint Energy, Inc.	68,694	1,328,542
Consolidated Edison, Inc.	5,992	381,031
PG&E Corp.	26,429	1,387,787
Public Service Enterprise Group, Inc.	30,923	1,288,561
SCANA Corp.	4,815	263,862
Vectren Corp.	12,626	531,555

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - (continued)
WEC Energy Group, Inc.	18,297	$896,553

		6,130,638
Oil, Gas & Consumable Fuels - 8.0%
Chevron Corp.	17,976	1,590,516
ConocoPhillips Co.	37,129	1,869,074
CVR Energy, Inc.	27,178	1,039,015
Exxon Mobil Corp.	85,065	6,737,999
HollyFrontier Corp.	25,145	1,213,498
ONEOK, Inc.	26,964	1,018,969
PBF Energy, Inc., Class A	1,144	36,116
Spectra Energy Corp.	31,886	964,870
Targa Resources Corp.	11,984	1,059,985

		15,530,042
Paper & Forest Products - 0.4%
Domtar Corp.	17,120	696,099

Pharmaceuticals - 7.3%
AbbVie, Inc.	7,597	531,866
Eli Lilly & Co.	3,711	313,617
Johnson & Johnson	31,993	3,206,019
Merck & Co., Inc.	105,395	6,214,089
Pfizer, Inc.	107,321	3,869,995

		14,135,586
Real Estate Investment Trusts (REITs) - 5.7%
BioMed Realty Trust, Inc.	18,297	394,117
Chimera Investment Corp.	80,999	1,152,616
Corrections Corp. of America	27,178	955,850
Digital Realty Trust, Inc.	5,992	385,106
EPR Properties	4,387	250,585
Gaming and Leisure Properties, Inc.	26,964	883,071
The GEO Group, Inc.	25,787	973,459
HCP, Inc.	11,128	429,986
Health Care REIT, Inc.	4,708	326,594
Healthcare Trust of America, Inc., Class A	5,564	139,823
Hospitality Properties Trust	33,919	930,059
Iron Mountain, Inc.	27,606	829,560
Liberty Property Trust	1,819	61,901
Medical Properties Trust, Inc.	9,095	124,329
MFA Financial, Inc.	44,940	338,398
National Health Investors, Inc.	10,165	663,266
National Retail Properties, Inc.	12,091	449,423
Realty Income Corp.	4,815	232,516
Senior Housing Properties Trust	16,371	282,727
Ventas, Inc.	1,391	93,322
WP Carey, Inc.	5,029	307,725
WP GLIMCHER, Inc.	60,027	812,766

		11,017,199
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	17,548	508,014
Maxim Integrated Products, Inc.	27,499	936,066

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Texas Instruments, Inc.	46,117	$2,304,928

		3,749,008
Software - 2.6%
CA, Inc.	30,602	891,589
CDK Global, Inc.	908	46,889
Microsoft Corp.	83,995	3,922,567
Oracle Corp.	4,601	183,764

		5,044,809
Specialty Retail - 3.8%
Best Buy Co., Inc.	3,276	105,782
Foot Locker, Inc.	3,096	218,423
GameStop Corp., Class A	25,359	1,162,710
Guess?, Inc.	53,821	1,178,142
The Home Depot, Inc.	32,421	3,794,230
L Brands, Inc.	1,142	92,182
Staples, Inc.	51,360	755,505

		7,306,974
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	49,755	6,035,281
Diebold, Inc.	4,708	160,307
Hewlett-Packard Co.	1,727	52,708
Lexmark International, Inc., Class A	22,149	752,845
Seagate Technology PLC	4,708	238,225

		7,239,366
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	7,811	243,703

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	8,025	152,716

Tobacco - 4.6%
Altria Group, Inc.	74,900	4,073,062
Philip Morris International, Inc.	51,146	4,374,517
Reynolds American, Inc.	5,309	455,459

		8,903,038

Total Common Stocks (Cost $175,799,496)		191,132,380

	No. of Rights
Rights - 0.0%†
Safeway, Inc. (Casa Ley subsidiary)*^	8,450	412
Safeway, Inc. (PDC subsidiary)*^	8,450	8,576

Total Rights (Cost $—)		8,988

Total Investment Securities (Cost $175,799,496) — 99.0%		191,141,368

Other assets less liabilities — 1.0%		1,961,615

Net Assets — 100.0%		$193,102,983

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2015 (Unaudited)

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2015, the value of these securities amounted to $8,988 or 0.00% of net assets.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,238,693
Aggregate gross unrealized depreciation	(2,871,620)

Net unrealized appreciation	$15,367,073

Federal income tax cost of investments	$175,774,295

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of July 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	18	09/18/15	$1,888,560	$21,730

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 99.2%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	4,242	$878,518
Northrop Grumman Corp.	691	119,550
Raytheon Co.	312	34,036
Vectrus, Inc.*	72	1,671

		1,033,775
Air Freight & Logistics - 1.7%
United Parcel Service, Inc., Class B	12,516	1,281,138

Auto Components - 0.0%†
Autoliv, Inc.	76	7,995

Banks - 9.0%
Bank of America Corp.	13,440	240,307
Citigroup, Inc.	4,158	243,077
JPMorgan Chase & Co.	43,806	3,002,025
People’s United Financial, Inc.	2,772	45,101
Regions Financial Corp.	23,016	239,136
Webster Financial Corp.	418	16,160
Wells Fargo & Co.	52,290	3,026,022

		6,811,828
Beverages - 0.4%
The Coca-Cola Co.	3,402	139,754
Dr. Pepper Snapple Group, Inc.	687	55,111
PepsiCo, Inc.	1,008	97,121

		291,986
Biotechnology - 1.1%
Gilead Sciences, Inc.	7,308	861,321

Capital Markets - 2.0%
Ameriprise Financial, Inc.	3,360	422,251
BlackRock, Inc.	462	155,380
Federated Investors, Inc., Class B	11,340	382,271
Invesco Ltd.	11,466	442,588
Janus Capital Group, Inc.	6,636	108,698
Waddell & Reed Financial, Inc., Class A	84	3,772

		1,514,960
Chemicals - 2.4%
The Dow Chemical Co.	9,576	450,647
E.I. du Pont de Nemours & Co.	6,132	341,920
LyondellBasell Industries N.V., Class A	8,022	752,704
Olin Corp.	11,046	253,948

		1,799,219
Commercial Services & Supplies - 1.6%
Deluxe Corp.	5,880	378,848
KAR Auction Services, Inc.	2,142	83,388
Pitney Bowes, Inc.	19,572	409,446
R.R. Donnelley & Sons Co.	20,370	357,494

		1,229,176
Communications Equipment - 1.6%
Cisco Systems, Inc.	37,086	1,053,984
Harris Corp.	1,764	146,306

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
QUALCOMM, Inc.	210	$13,522

		1,213,812
Consumer Finance - 0.5%
Navient Corp.	22,890	359,373

Containers & Packaging - 0.9%
Avery Dennison Corp.	8,148	495,806
Packaging Corp. of America	357	25,272
WestRock Co.*	2,562	161,560

		682,638
Diversified Financial Services - 0.3%
Moody’s Corp.	1,680	185,522

Diversified Telecommunication Services - 3.3%
AT&T, Inc.	29,274	1,016,979
CenturyLink, Inc.	13,818	395,195
Frontier Communications Corp.	21,126	99,715
Verizon Communications, Inc.	15,288	715,325
Windstream Holdings, Inc.	49,602	240,570

		2,467,784
Electric Utilities - 1.8%
American Electric Power Co., Inc.	4,452	251,850
Entergy Corp.	5,166	366,889
Hawaiian Electric Industries, Inc.	2,688	80,506
Pepco Holdings, Inc.	2,520	67,234
Pinnacle West Capital Corp.	4,158	256,590
The Southern Co.	5,376	240,468
Westar Energy, Inc.	3,108	117,016

		1,380,553
Electrical Equipment - 0.1%
Eaton Corp. PLC	1,722	104,319

Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.	11,340	211,831
TE Connectivity Ltd.	140	8,529
Vishay Intertechnology, Inc.	28,686	329,315

		549,675
Energy Equipment & Services - 1.4%
Helmerich & Payne, Inc.	1,596	92,153
National Oilwell Varco, Inc.	10,962	461,829
Noble Corp. PLC	15,582	186,205
Schlumberger Ltd.	1,302	107,832
U.S. Silica Holdings, Inc.	8,316	187,276

		1,035,295
Food & Staples Retailing - 0.2%
CVS Health Corp.	294	33,066
Wal-Mart Stores, Inc.	1,344	96,741

		129,807
Food Products - 0.2%
Ingredion, Inc.	2,016	177,811

Gas Utilities - 1.0%
AGL Resources, Inc.	8,190	393,775

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Gas Utilities - (continued)
WGL Holdings, Inc.	6,048	$338,083

		731,858
Health Care Equipment & Supplies - 0.4%
Hill-Rom Holdings, Inc.	5,208	291,804

Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	3,402	359,761
Anthem, Inc.	4,830	745,124
Cardinal Health, Inc.	2,058	174,889
Owens & Minor, Inc.	1,512	53,162

		1,332,936
Hotels, Restaurants & Leisure - 2.0%
Cracker Barrel Old Country Store, Inc.	2,184	331,728
Darden Restaurants, Inc.	5,712	421,317
Las Vegas Sands Corp.	7,728	433,077
Starwood Hotels & Resorts
Worldwide, Inc.	1,344	106,794
Vail Resorts, Inc.	504	55,284
Wyndham Worldwide Corp.	1,848	152,497

		1,500,697
Household Durables - 1.0%
Garmin Ltd.	966	40,485
Leggett & Platt, Inc.	7,014	335,339
Newell Rubbermaid, Inc.	178	7,704
Tupperware Brands Corp.	5,796	338,892
Whirlpool Corp.	112	19,906

		742,326
Household Products - 0.5%
The Procter & Gamble Co.	4,704	360,797

Industrial Conglomerates - 3.4%
3M Co.	8,484	1,283,969
General Electric Co.	48,804	1,273,784

		2,557,753
Insurance - 3.8%
Aflac, Inc.	7,896	505,739
AmTrust Financial Services, Inc.	2,016	140,132
Assured Guaranty Ltd.	14,238	348,261
Cincinnati Financial Corp.	1,176	64,927
Lincoln National Corp.	7,980	449,434
Mercury General Corp.	1,218	68,756
MetLife, Inc.	7,392	412,030
Old Republic International Corp.	5,082	85,022
Principal Financial Group, Inc.	8,610	477,941

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Prudential Financial, Inc.	3,570	$315,445

		2,867,687
Internet & Catalog Retail - 0.5%
HSN, Inc.	5,166	379,753

Internet Software & Services - 0.1%
IAC/InterActiveCorp	1,050	81,123

IT Services - 4.0%
Accenture PLC, Class A	10,584	1,091,316
Broadridge Financial Solutions, Inc.	9,702	526,527
International Business Machines Corp.	1,134	183,697
Paychex, Inc.	7,224	335,194
Visa, Inc., Class A	1,260	94,928
The Western Union Co.	20,832	421,640
Xerox Corp.	32,886	362,404

		3,015,706
Leisure Products - 0.5%
Brunswick Corp.	2,310	122,638
Hasbro, Inc.	3,024	238,110
Mattel, Inc.	2,100	48,741

		409,489
Machinery - 1.3%
Caterpillar, Inc.	6,468	508,579
Cummins, Inc.	462	59,843
The Timken Co.	12,138	405,166

		973,588
Media - 2.0%
Cablevision Systems Corp., Class A	5,376	151,711
Comcast Corp., Class A	1,806	112,712
The Interpublic Group of Cos., Inc.	18,480	393,624
Omnicom Group, Inc.	5,250	383,670
Regal Entertainment Group, Class A	4,284	88,250
Sinclair Broadcast Group, Inc., Class A	1,512	43,878
TEGNA, Inc.	2,982	86,866
The Walt Disney Co.	1,890	226,800

		1,487,511
Metals & Mining - 0.7%
Nucor Corp.	7,224	318,867
Steel Dynamics, Inc.	8,652	173,300

		492,167
Multiline Retail - 0.0%†
Macy’s, Inc.	229	15,815

Multi-Utilities - 1.8%
CenterPoint Energy, Inc.	19,236	372,024
Consolidated Edison, Inc.	4,368	277,761
Public Service Enterprise Group, Inc.	10,668	444,536
Vectren Corp.	7,014	295,289

		1,389,610
Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	12,516	1,107,416

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
ConocoPhillips Co.	13,902	$699,827
CVR Energy, Inc.	10,878	415,866
Delek U.S. Holdings, Inc.	2,184	77,903
Exxon Mobil Corp.	6,384	505,676
Marathon Petroleum Corp.	10,332	564,850
Occidental Petroleum Corp.	3,696	259,459
ONEOK, Inc.	10,752	406,318
Phillips 66	4,956	394,002
SemGroup Corp., Class A	798	56,730
Targa Resources Corp.	3,822	338,056
Tesoro Corp.	1,302	126,737
Valero Energy Corp.	9,534	625,430
Western Refining, Inc.	8,904	393,201

		5,971,471
Paper & Forest Products - 1.0%
Domtar Corp.	8,946	363,744
International Paper Co.	8,484	406,129

		769,873
Pharmaceuticals - 7.9%
AbbVie, Inc.	10,752	752,748
Eli Lilly & Co.	241	20,367
Johnson & Johnson	12,264	1,228,975
Merck & Co., Inc.	41,706	2,458,986
Pfizer, Inc.	41,790	1,506,947

		5,968,023
Real Estate Investment Trusts (REITs) - 5.3%
CBL & Associates Properties, Inc.	11,340	185,296
Chimera Investment Corp.	27,888	396,846
Corrections Corp. of America	8,568	301,337
Digital Realty Trust, Inc.	3,906	251,039
EPR Properties	3,906	223,111
Gaming and Leisure Properties, Inc.	3,066	100,411
The GEO Group, Inc.	10,878	410,644
HCP, Inc.	5,040	194,746
Hospitality Properties Trust	10,374	284,455
Host Hotels & Resorts, Inc.	14,700	284,886
Iron Mountain, Inc.	5,838	175,432
Lamar Advertising Co., Class A	6,762	406,058
LaSalle Hotel Properties	2,772	92,224
Lexington Realty Trust	1,302	11,197
Liberty Property Trust	4,242	144,355
Medical Properties Trust, Inc.	7,434	101,623
Ryman Hospitality Properties, Inc.	6,888	393,856

		3,957,516
Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	6,468	187,249
KLA-Tencor Corp.	1,974	104,721
Linear Technology Corp.	1,008	41,328
Maxim Integrated Products, Inc.	11,886	404,599

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Texas Instruments, Inc.	18,648	$932,027
Xilinx, Inc.	5,712	238,476

		1,908,400
Software - 2.4%
CA, Inc.	12,306	358,535
Microsoft Corp.	19,530	912,051
Oracle Corp.	3,276	130,844
SS&C Technologies Holdings, Inc.	6,048	411,445

		1,812,875
Specialty Retail - 5.8%
Best Buy Co., Inc.	10,416	336,333
GameStop Corp., Class A	10,668	489,128
Guess?, Inc.	20,790	455,093
The Home Depot, Inc.	21,168	2,477,291
L Brands, Inc.	1,386	111,878
Staples, Inc.	31,248	459,658

		4,329,381
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	20,622	2,501,448
Diebold, Inc.	1,974	67,215
Hewlett-Packard Co.	14,280	435,826
Lexmark International, Inc., Class A	8,778	298,364
Seagate Technology PLC	7,938	401,663
Western Digital Corp.	4,536	390,368

		4,094,884
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	2,055	63,767

Thrifts & Mortgage Finance - 0.7%
New York Community Bancorp, Inc.	7,140	135,874
Radian Group, Inc.	22,176	409,369

		545,243
Tobacco - 4.8%
Altria Group, Inc.	23,646	1,285,870
Philip Morris International, Inc.	27,006	2,309,823
Reynolds American, Inc.	129	11,067

		3,606,760

Total Common Stocks (Cost $70,240,155)		74,776,800

Total Investment Securities (Cost $70,240,155) — 99.2%		74,776,800

Other assets less liabilities — 0.8%		584,029

Net Assets — 100.0%		$75,360,829

*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2015 (Unaudited)

Abbreviation:

REIT — Real Estate Investment Trust

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,420,298
Aggregate gross unrealized depreciation	(1,947,283)

Net unrealized appreciation	$4,473,015

Federal income tax cost of investments	$70,303,785

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open long futures contracts as of July 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	5	09/18/15	$524,600	$4,979

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 98.9%
Air Freight & Logistics - 1.3%
bpost S.A.	105,555	$3,003,611
Deutsche Post AG (Registered)	62,000	1,885,139

		4,888,750
Auto Components - 0.8%
Bridgestone Corp.	46,800	1,767,064
Valeo S.A.	9,300	1,248,425

		3,015,489
Automobiles - 1.9%
Daihatsu Motor Co., Ltd.	155,000	2,204,367
Fuji Heavy Industries Ltd.	62,000	2,294,443
Tofas Turk Otomobil Fabrikasi A/S	126,086	828,342
Toyota Motor Corp.	31,000	2,064,998

		7,392,150
Banks - 12.3%
Aozora Bank Ltd.	775,000	2,977,521
Australia & New Zealand Banking Group Ltd.	142,135	3,411,035
Banco Santander S.A.	729,308	5,063,496
Bank Handlowy w Warszawie S.A.	16,120	397,543
Bank of China Ltd., Class H	3,875,000	2,119,371
Canadian Imperial Bank of Commerce	21,082	1,514,527
China Construction Bank Corp., Class H	7,440,000	6,074,997
Commonwealth Bank of Australia	163,060	10,484,706
HSBC Holdings PLC	192,320	1,739,769
Royal Bank of Canada	22,320	1,308,370
Skandinaviska Enskilda Banken AB, Class A	274,040	3,323,479
Skandinaviska Enskilda Banken AB, Class C	192,046	2,277,571
Swedbank AB, Class A	67,270	1,586,164
Westpac Banking Corp.	186,930	4,785,303

		47,063,852
Beverages - 0.1%
Anheuser-Busch InBev N.V.	2,015	241,217

Capital Markets - 3.8%
Ashmore Group PLC	177,423	737,301
Banca Generali SpA	85,095	2,816,756
CI Financial Corp.	106,950	2,717,012
Coronation Fund Managers Ltd.	329,685	2,025,092
Daiwa Securities Group, Inc.	346,000	2,691,313
IGM Financial, Inc.	86,800	2,576,745

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Macquarie Group Ltd.	15,965	$963,118

		14,527,337
Chemicals - 3.2%
Akzo Nobel N.V.	3,265	235,234
BASF SE	45,643	3,961,172
EMS-Chemie Holding AG (Registered)	123	60,342
The Israel Corp. Ltd.	8,215	2,902,480
Kuraray Co., Ltd.	15,500	182,905
Methanex Corp.	19,220	870,769
Shin-Etsu Chemical Co., Ltd.	15,500	927,911
Synthos S.A.	2,312,910	2,900,953

		12,041,766
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co., Ltd.	9,000	100,028
Edenred	107,454	2,696,738

		2,796,766
Communications Equipment - 0.5%
Nokia Oyj	162,976	1,157,812
Telefonaktiebolaget LM Ericsson, Class A	82,046	830,467

		1,988,279
Construction & Engineering - 1.6%
ACS Actividades de Construccion y Servicios S.A.	24,866	839,306
CIMIC Group Ltd.	181,815	3,177,677
HOCHTIEF AG	6,820	598,511
Vinci S.A.	24,180	1,560,172

		6,175,666
Construction Materials - 0.1%
Taiwan Cement Corp.	475,000	514,546

Diversified Financial Services - 1.4%
Investor AB, Class A	70,372	2,668,677
Investor AB, Class B	72,146	2,800,733

		5,469,410
Diversified Telecommunication Services - 2.8%
Bezeq The Israeli
Telecommunication Corp. Ltd.	1,787,615	3,303,741
Maroc Telecom	32,778	391,644
O2 Czech Republic A/S	103,737	607,720
Telefonica S.A.	231,465	3,564,933
TeliaSonera AB	40,405	247,130
Turk Telekomunikasyon A/S	1,055,454	2,628,416

		10,743,584
Electric Utilities - 1.0%
EDP - Energias de Portugal S.A.	282,875	1,052,616
Fortum Oyj	139,345	2,463,285

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Red Electrica Corp. S.A.	2,706	$217,562

		3,733,463
Electrical Equipment - 1.4%
Mitsubishi Electric Corp.	156,000	1,679,051
Vestas Wind Systems A/S	66,030	3,626,319

		5,305,370
Electronic Equipment, Instruments & Components - 0.9%
Delta Electronics Thailand PCL (NVDR)	117,100	267,458
Omron Corp.	77,500	3,043,202
Synnex Technology International Corp.	206,000	248,271

		3,558,931
Energy Equipment & Services - 0.3%
TGS Nopec Geophysical Co. ASA	52,390	1,110,464

Food & Staples Retailing - 2.2%
Koninklijke Ahold N.V.	131,595	2,635,243
Lawson, Inc.	33,800	2,518,052
WM Morrison Supermarkets PLC	1,178,433	3,356,074

		8,509,369
Food Products - 1.7%
Nestle S.A. (Registered)	44,950	3,423,515
Tate & Lyle PLC	347,975	2,959,431

		6,382,946
Gas Utilities - 1.0%
Empresa de Energia de Bogota
S.A. ESP	1,397,945	817,054
Enagas S.A.	103,075	2,913,112

		3,730,166
Health Care Equipment & Supplies - 0.9%
Coloplast A/S, Class B	2,857	207,288
Hoya Corp.	77,500	3,282,780

		3,490,068
Hotels, Restaurants & Leisure - 2.6%
Berjaya Sports Toto Bhd	2,393,300	2,083,851
OPAP S.A.^	323,175	2,296,260
Sands China Ltd.	620,000	2,743,186
SJM Holdings Ltd.	2,325,936	2,700,286

		9,823,583
Household Durables - 0.5%
Berkeley Group Holdings PLC	22,184	1,166,285
Panasonic Corp.	78,000	917,277

		2,083,562
Independent Power and Renewable Electricity Producers - 2.2%
AES Tiete S.A.	666,500	3,446,555
AES Tiete S.A. (Preference)	465,000	2,476,819

	Shares	Value
Common Stocks - (continued)
Independent Power and Renewable Electricity Producers - (continued)
Cia Energetica de Sao Paulo (Preference), Class B	457,021	$2,540,159

		8,463,533
Industrial Conglomerates - 0.1%
Siemens AG (Registered)	2,754	296,486

Insurance - 7.0%
Admiral Group PLC	104,160	2,407,242
Allianz SE (Registered)	25,885	4,264,117
Amlin PLC	137,950	1,098,958
The Dai-ichi Life Insurance Co., Ltd.	73,900	1,504,305
Gjensidige Forsikring ASA	122,140	1,969,843
Great-West Lifeco, Inc.	24,180	688,441
Insurance Australia Group Ltd.	371,380	1,606,338
Legal & General Group PLC	369,055	1,501,398
Mapfre S.A.	166,541	538,392
Mediolanum SpA	170,744	1,374,290
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	17,337	3,204,595
Power Financial Corp.	23,095	616,186
Swiss Re AG	6,045	547,201
Tokio Marine Holdings, Inc.	15,500	646,172
Zurich Insurance Group AG*	15,190	4,651,355

		26,618,833
Internet Software & Services - 0.1%
Kakaku.com, Inc.	15,500	246,834
Tencent Holdings Ltd.	10,200	190,388
Yahoo Japan Corp.	31,000	135,865

		573,087
Leisure Products - 0.5%
Bandai Namco Holdings, Inc.	77,500	1,719,581

Machinery - 3.5%
FANUC Corp.	22,400	3,738,908
Hino Motors Ltd.	217,000	2,814,633
IMI PLC	25,110	415,744
Kawasaki Heavy Industries Ltd.	162,000	711,312
Komatsu Ltd.	46,500	861,354
Metso Oyj	82,013	2,266,208
Minebea Co., Ltd.	15,000	235,240
Turk Traktor ve Ziraat Makineleri A/S	90,985	2,397,549

		13,440,948
Marine - 0.3%
Seaspan Corp.	59,143	1,084,683

Media - 2.5%
Lagardere S.C.A.	105,061	3,159,026
ProSiebenSat.1 Media SE	64,480	3,316,256

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
UBM PLC	376,495	$3,122,671

		9,597,953
Metals & Mining - 3.6%
Eregli Demir ve Celik Fabrikalari TAS	1,581,846	2,381,902
Fortescue Metals Group Ltd.	970,610	1,322,184
Kumba Iron Ore Ltd.	223,200	1,921,002
MMC Norilsk Nickel PJSC (ADR)	167,652	2,590,718
NMDC Ltd.	310,000	492,668
Rio Tinto PLC	41,456	1,608,569
Severstal PAO (GDR)	294,698	3,324,193

		13,641,236
Oil, Gas & Consumable Fuels - 7.4%
AltaGas Ltd.	22,651	623,318
BP PLC	130,102	802,859
Cenovus Energy, Inc.	38,300	561,127
Crescent Point Energy Corp.	39,680	604,221
Ecopetrol S.A.	1,508,460	849,971
Eni SpA	243,712	4,297,473
Gazprom PAO (ADR)	159,031	739,494
Indo Tambangraya Megah Tbk PT	2,712,500	1,950,032
Lukoil PJSC (ADR)	11,993	496,510
Petroleo Brasileiro S.A. (Preference)*	151,657	467,697
Repsol S.A.	48,015	811,655
Royal Dutch Shell PLC, Class A	28,675	823,351
Royal Dutch Shell PLC, Class B	193,130	5,607,163
Showa Shell Sekiyu KK	310,096	2,915,871
Surgutneftegas OAO (Preference) (ADR)	442,491	2,703,620
TOTAL S.A.	3,410	169,822
Vermilion Energy, Inc.	17,825	602,867
Woodside Petroleum Ltd.	118,835	3,111,050

		28,138,101
Paper & Forest Products - 0.6%
Mondi PLC	8,855	212,801
UPM-Kymmene Oyj	116,433	2,161,169

		2,373,970
Personal Products - 1.5%
Kao Corp.	15,500	787,041
Unilever N.V. (CVA)	113,460	5,115,790

		5,902,831
Pharmaceuticals - 7.1%
Bayer AG (Registered)	2,802	415,765
GlaxoSmithKline PLC	500,101	10,894,490
Novartis AG (Registered)	27,435	2,865,960
Novo Nordisk A/S, Class B	4,770	281,388

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Orion Oyj, Class A	89,593	$3,732,793
Orion Oyj, Class B	94,466	3,969,220
Roche Holding AG	14,880	4,321,099
Sanofi S.A.	4,668	505,274

		26,985,989
Real Estate Investment Trusts (REITs) - 3.1%
Gecina S.A.	5,580	719,154
Growthpoint Properties Ltd.	444,816	977,277
H&R Real Estate Investment Trust	50,515	867,059
Hui Xian Real Estate Investment Trust	5,580,000	3,181,023
Japan Retail Fund Investment Corp.	155	304,007
RioCan Real Estate Investment Trust	16,954	349,128
Smart Real Estate Investment Trust	36,074	840,188
Unibail-Rodamco SE	12,400	3,319,544
Westfield Corp.	153,605	1,131,382

		11,688,762
Real Estate Management & Development - 2.8%
Daito Trust Construction Co., Ltd.	31,100	3,287,094
Evergrande Real Estate Group Ltd.	3,720,000	2,461,669
KWG Property Holding Ltd.	3,102,044	2,328,844
Land & Houses PCL (NVDR)	11,905,100	2,685,361

		10,762,968
Semiconductors & Semiconductor Equipment - 1.2%
Radiant Opto-Electronics Corp.	287,800	856,887
STMicroelectronics N.V.	387,088	3,042,046
Taiwan Semiconductor Manufacturing Co., Ltd.	155,000	684,874

		4,583,807
Software - 1.0%
Oracle Corp.	1,200	50,559
Oracle Financial Services
Software Ltd.	27,900	1,760,769
The Sage Group PLC	254,045	2,065,438

		3,876,766
Specialty Retail - 0.7%
Hennes & Mauritz AB, Class B	30,225	1,209,649
Sanrio Co., Ltd.	15,500	431,615
Truworths International Ltd.	9,610	65,161
USS Co., Ltd.	46,500	817,818

		2,524,243
Technology Hardware, Storage & Peripherals - 0.6%
Asustek Computer, Inc.	19,000	171,516

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Compal Electronics, Inc.	1,096,000	$739,426
Inventec Corp.	1,240,000	705,003
Samsung Electronics Co., Ltd.	555	562,043
Seiko Epson Corp.	15,500	274,357

		2,452,345
Textiles, Apparel & Luxury Goods - 0.5%
HUGO BOSS AG	5,890	714,531
Li & Fung Ltd.	930,000	719,786
Ruentex Industries Ltd.*	310,000	648,053

		2,082,370
Tobacco - 4.3%
British American Tobacco PLC	189,171	11,220,603
Imperial Tobacco Group PLC	61,845	3,247,532
Japan Tobacco, Inc.	46,500	1,806,592

		16,274,727
Transportation Infrastructure - 0.8%
Hopewell Highway Infrastructure Ltd.	697,500	332,901
Jiangsu Expressway Co., Ltd., Class H	2,170,000	2,706,797

		3,039,698
Water Utilities - 0.1%
United Utilities Group PLC	17,586	244,791

Wireless Telecommunication Services - 4.4%
Advanced Info Service PCL (NVDR)	46,500	329,834
Intouch Holdings PCL (NVDR)	1,287,840	2,987,117
Mobile TeleSystems PJSC (ADR)	265,097	2,173,795
StarHub Ltd.	294,500	824,333
Tele2 AB, Class B	55,809	584,096
Turkcell Iletisim Hizmetleri A/S	181,773	835,602
Vodacom Group Ltd.	257,455	2,990,616
Vodafone Group PLC	1,592,780	6,011,262

		16,736,655

Total Common Stocks (Cost $395,446,522)		377,691,097

Total Investment Securities (Cost $395,446,522) — 98.9%		377,691,097

Other assets less liabilities — 1.1%		4,082,867

Net Assets — 100.0%		$381,773,964

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2015, the value of these securities amounted to $2,296,260 or 0.60% of net assets.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

CVA — Dutch Certificate

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

RUB — Russian Ruble

SEK — Swedish Krona

USD — US Dollar

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,187,002
Aggregate gross unrealized depreciation	(34,520,768)

Net unrealized depreciation	$(18,333,766)

Federal income tax cost of investments	$396,024,863

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2015 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of July 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contracts	25	09/18/15	$2,340,000	$1,465
MSCI Emerging Markets Mini Index Futures Contracts	28	09/18/15	1,260,000	(81,293)
SGX S&P CNX Nifty Index Futures Contracts	37	08/27/15	634,402	2,327

				$(77,501)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of July 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	366,085	Morgan Stanley	USD	283,155	09/16/15	$(14,992)
CHF	245,136	Bank of New York	USD	262,698	09/16/15	(7,260)
EUR	1,286,006	Citibank N.A.	USD	1,448,321	09/16/15	(26,656)
EUR	267,775	Citibank N.A.	USD	300,000	09/16/15	(3,977)
GBP	573,416	Citibank N.A.	USD	891,078	09/16/15	3,459
GBP	191,811	JPMorgan Chase Bank	USD	300,000	09/16/15	(678)
GBP	146,073	Bank of New York	USD	230,000	09/16/15	(2,124)
HKD	2,868,140	Morgan Stanley	USD	369,936	09/16/15	23
HKD	3,876,416	Goldman Sachs	USD	500,000	09/16/15	16
INR	6,387,300	Morgan Stanley	USD	100,000	09/16/15	(1,220)
INR	236,212,901	Citibank N.A.	USD	3,624,899	09/16/15	28,143
INR	8,367,008	Citibank N.A.	USD	130,000	09/16/15	(604)
JPY	85,779,000	Morgan Stanley	USD	695,407	09/16/15	(2,676)
RUB	47,604,060	Citibank N.A.	USD	834,288	09/16/15	(65,190)
RUB	3,474,163	JPMorgan Chase Bank	USD	60,000	09/16/15	(3,871)
SEK	2,989,564	Societe Generale	USD	365,987	09/16/15	(17,082)
USD	260,000	Bank of Montreal	AUD	333,804	09/16/15	15,482
USD	210,000	Bank of Montreal	CHF	192,182	09/16/15	9,742
USD	800,000	Morgan Stanley	EUR	727,854	09/16/15	(4,634)
USD	900,000	Bank of Montreal	EUR	788,312	09/16/15	28,529
USD	830,000	Bank of Montreal	GBP	523,009	09/16/15	14,098
USD	1,000,000	UBS AG	GBP	644,748	09/16/15	(5,816)
USD	1,020,000	Bank of New York	HKD	7,908,311	09/16/15	(87)
USD	330,000	Bank of Montreal	HKD	2,558,546	09/16/15	(25)
USD	520,000	UBS AG	INR	33,471,464	09/16/15	2,363
USD	500,000	Societe Generale	INR	32,202,500	09/16/15	1,987
USD	560,000	UBS AG	INR	35,958,048	09/16/15	3,907
USD	600,000	UBS AG	INR	38,499,480	09/16/15	4,604
USD	440,000	Bank of Montreal	JPY	54,053,120	09/16/15	3,480
USD	1,300,000	Morgan Stanley	JPY	160,664,270	09/16/15	2,512
USD	420,000	Morgan Stanley	RUB	23,378,082	09/16/15	42,300
USD	240,000	Bank of Montreal	SEK	1,944,204	09/16/15	13,097

						$16,850

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2015 (Unaudited)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2015:

Australia	7.9%
Belgium	0.8
Brazil	2.3
Canada	3.9
China	5.4
Colombia	0.4
Czech Republic	0.2
Denmark	1.1
Finland	4.1
France	4.3
Germany	4.9
Greece	0.6
Hong Kong	1.6
India	0.6
Indonesia	0.5
Israel	1.6
Italy	2.2
Japan	13.1
Malaysia	0.5
Morocco	0.1
Netherlands	2.1
Norway	0.8
Poland	0.9
Portugal	0.3
Russia	3.1
Singapore	0.2
South Africa	2.1
South Korea	0.1
Spain	3.7
Sweden	4.1
Switzerland	4.2
Taiwan	1.2
Thailand	1.6
Turkey	2.4
United Kingdom	16.0
Other[1]	1.1

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 98.3%
Air Freight & Logistics - 1.2%
bpost S.A.	27,511	$782,837
Deutsche Post AG (Registered)	12,915	392,687

		1,175,524
Airlines - 0.9%
Japan Airlines Co., Ltd.	24,600	929,238

Auto Components - 0.1%
Nokian Renkaat Oyj	4,305	130,135

Automobiles - 2.1%
Bayerische Motoren Werke AG (Preference)	2,993	235,644
Daihatsu Motor Co., Ltd.	28,700	408,163
Fuji Heavy Industries Ltd.	28,700	1,062,105
Toyota Motor Corp.	5,700	379,693

		2,085,605
Banks - 14.1%
Aozora Bank Ltd.	246,000	945,123
Australia & New Zealand Banking Group Ltd.	22,140	531,328
Banco de Credito e Inversiones	2,050	90,530
Banco Santander S.A.	200,367	1,391,124
Banque Cantonale Vaudoise (Registered)	410	267,262
Canadian Imperial Bank of Commerce	4,674	335,779
Commercial International Bank Egypt SAE	50,348	362,722
Commonwealth Bank of Australia	41,287	2,654,741
HSBC Holdings PLC	57,933	524,075
Industrial & Commercial Bank of China Ltd., Class H	410,000	282,419
Komercni banka A/S	574	129,144
National Bank of Canada	9,840	345,964
Royal Bank of Canada	38,171	2,237,534
Skandinaviska Enskilda Banken AB, Class C	55,145	653,992
Standard Chartered PLC	13,530	206,955
Sumitomo Mitsui Financial Group, Inc.	20,500	917,325
Swedbank AB, Class A	39,893	940,640
Westpac Banking Corp.	43,009	1,101,006

		13,917,663
Capital Markets - 3.3%
Banca Generali SpA	25,338	838,721
Coronation Fund Managers Ltd.	109,880	674,938
Guoco Group Ltd.	63,000	716,768
IGM Financial, Inc.	1,517	45,034
Macquarie Korea Infrastructure Fund	31,980	215,905

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Partners Group Holding AG	2,173	$731,418

		3,222,784
Chemicals - 1.4%
BASF SE	1,189	103,189
The Israel Corp. Ltd.	2,009	709,809
Nippon Paint Holdings Co., Ltd.	8,200	235,288
Synthos S.A.	213,774	268,125
Yara International ASA	1,353	67,676

		1,384,087
Commercial Services & Supplies - 1.8%
Dai Nippon Printing Co., Ltd.	15,000	166,714
Edenred	21,402	537,119
KEPCO Plant Service & Engineering Co., Ltd.	2,829	284,072
Societe BIC S.A.	4,510	777,079

		1,764,984
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson, Class A	49,528	501,321

Construction & Engineering - 0.9%
ACS Actividades de Construccion y Servicios S.A.	4,701	158,674
CIMIC Group Ltd.	19,598	342,525
Taisei Corp.	41,000	241,244
Vinci S.A.	2,050	132,273

		874,716
Consumer Finance - 0.4%
Provident Financial PLC	9,266	429,884

Containers & Packaging - 0.5%
Amcor Ltd.	42,271	447,311

Diversified Financial Services - 0.9%
Investor AB, Class A	23,042	873,809

Diversified Telecommunication Services - 2.5%
Bezeq The Israeli
Telecommunication Corp. Ltd.	422,054	780,010
Maroc Telecom	3,772	45,069
O2 Czech Republic A/S	56,261	329,592
Proximus	7,708	292,020
Spark New Zealand Ltd.	94,259	185,344
TDC A/S	25,912	196,636
Telstra Corp. Ltd.	57,482	273,955
Turk Telekomunikasyon A/S	140,876	350,826

		2,453,452
Electric Utilities - 1.0%
EDP - Energias de Portugal S.A.	59,901	222,900

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Fortum Oyj	42,353	$748,699

		971,599
Electronic Equipment, Instruments & Components - 1.0%
Largan Precision Co., Ltd.	10,000	1,015,156

Energy Equipment & Services - 0.7%
TGS Nopec Geophysical Co. ASA	30,586	648,304

Food & Staples Retailing - 1.7%
J Sainsbury PLC	59,819	247,278
Lawson, Inc.	8,200	610,888
WM Morrison Supermarkets PLC	302,662	861,955

		1,720,121
Food Products - 1.8%
Nestle S.A. (Registered)	13,366	1,017,991
Tate & Lyle PLC	89,790	763,639

		1,781,630
Gas Utilities - 1.0%
Empresa de Energia de Bogota S.A. ESP	378,061	220,965
Enagas S.A.	6,150	173,812
Snam SpA	127,059	628,907

		1,023,684
Health Care Technology - 0.2%
M3, Inc.	8,200	193,459

Hotels, Restaurants & Leisure - 2.8%
OPAP S.A.^	81,836	581,471
Oriental Land Co., Ltd.	12,300	781,215
Sands China Ltd.	164,000	725,617
SJM Holdings Ltd.	574,000	666,383

		2,754,686
Household Durables - 0.3%
Berkeley Group Holdings PLC	4,797	252,194

Independent Power and Renewable Electricity Producers - 2.2%
AES Tiete S.A.	143,500	742,056
AES Tiete S.A. (Preference)	123,000	655,159
Cia Energetica de Sao Paulo (Preference), Class B	135,300	752,008

		2,149,223
Industrial Conglomerates - 1.0%
HAP Seng Consolidated Bhd	635,500	895,632
Siemens AG (Registered)	943	101,520

		997,152
Insurance - 6.3%
Admiral Group PLC	37,925	876,485
Amlin PLC	7,995	63,691
Euler Hermes Group	1,804	189,349
Gjensidige Forsikring ASA	39,565	638,094
Great-West Lifeco, Inc.	6,191	176,267
Insurance Australia Group Ltd.	213,241	922,336

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	4,387	$810,899
Power Financial Corp.	8,487	226,438
Sampo Oyj, Class A	18,286	909,148
SCOR SE	5,207	200,893
Zurich Insurance Group AG*	4,100	1,255,468

		6,269,068
Internet Software & Services - 0.8%
Kakaku.com, Inc.	49,200	783,499

Machinery - 2.4%
FANUC Corp.	1,200	200,299
Hino Motors Ltd.	61,500	797,696
Kone Oyj, Class B	17,671	745,028
Metso Oyj	984	27,190
Turk Traktor ve Ziraat Makineleri A/S	23,944	630,949

		2,401,162
Media - 3.6%
Lagardere S.C.A.	30,914	929,537
Multiplus S.A.	8,200	99,614
ProSiebenSat.1 Media SE	9,594	493,427
RELX N.V.	53,094	889,886
Shaw Communications, Inc., Class B	5,740	122,437
Sky PLC	54,981	978,096

		3,512,997
Metals & Mining - 3.7%
Assore Ltd.	23,616	158,164
Eregli Demir ve Celik Fabrikalari TAS	494,091	743,989
Fortescue Metals Group Ltd.	337,840	460,212
Kumba Iron Ore Ltd.	58,917	507,077
MMC Norilsk Nickel PJSC (ADR)	43,873	678,276
Polymetal International PLC	66,338	468,948
Severstal PAO (GDR)	61,049	688,633

		3,705,299
Multiline Retail - 0.0%†
Marks & Spencer Group PLC	4,879	41,418

Multi-Utilities - 0.4%
Engie	12,300	237,615
RWE AG (Non-Voting) (Preference)	7,257	116,300

		353,915
Oil, Gas & Consumable Fuels - 7.6%
BP PLC	50,143	309,432
Crescent Point Energy Corp.	12,300	187,296
Ecopetrol S.A.	1,010,445	569,354
Eni SpA	61,992	1,093,130
Indo Tambangraya Megah Tbk PT	692,900	498,130

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Petroleo Brasileiro S.A. (Preference)*	73,800	$227,593
Royal Dutch Shell PLC, Class A	12,997	373,186
Royal Dutch Shell PLC, Class B	57,359	1,665,310
Showa Shell Sekiyu KK	12,300	115,658
Statoil ASA	31,406	533,939
Surgutneftegas OAO (Preference) (ADR)	111,525	681,418
Tatneft OAO (ADR)	2,009	59,125
TOTAL S.A.	4,223	210,310
Vermilion Energy, Inc.	7,257	245,442
Woodside Petroleum Ltd.	27,101	709,493

		7,478,816
Personal Products - 1.5%
Unilever N.V. (CVA)	31,939	1,440,095

Pharmaceuticals - 7.3%
Astellas Pharma, Inc.	32,800	494,270
Bayer AG (Registered)	656	97,338
Eisai Co., Ltd.	4,100	267,884
GlaxoSmithKline PLC	127,715	2,782,218
Novartis AG (Registered)	8,118	848,036
Novo Nordisk A/S, Class B	2,009	118,513
Orion Oyj, Class B	24,354	1,023,293
Roche Holding AG	3,936	1,143,000
Sanofi S.A.	1,599	173,079
Santen Pharmaceutical Co., Ltd.	4,100	60,394
Teva Pharmaceutical Industries Ltd.	3,567	250,728

		7,258,753
Professional Services - 0.3%
Bureau Veritas S.A.	12,177	286,229

Real Estate Investment Trusts (REITs) - 2.0%
Gecina S.A.	820	105,682
The GPT Group	77,162	261,221
Growthpoint Properties Ltd.	86,920	190,966
H&R Real Estate Investment Trust	17,056	292,756
Hui Xian Real Estate Investment Trust	1,148,000	654,447
The Link REIT	20,500	120,583
RioCan Real Estate Investment Trust	16,595	341,735

		1,967,390
Real Estate Management & Development - 1.7%
China South City Holdings Ltd.	328,000	96,890
Country Garden Holdings Co., Ltd.	656,000	257,245
Daito Trust Construction Co., Ltd.	5,900	623,596
Evergrande Real Estate Group Ltd.	1,066,000	705,414

		1,683,145
Semiconductors & Semiconductor Equipment - 0.9%
Novatek Microelectronics Corp.	123,000	446,083

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Radiant Opto-Electronics Corp.	82,000	$244,144
STMicroelectronics N.V.	8,241	64,765
Taiwan Semiconductor Manufacturing Co., Ltd.	41,000	181,160

		936,152
Software - 0.4%
COLOPL, Inc.	20,500	398,765

Specialty Retail - 2.1%
Fast Retailing Co., Ltd.	1,200	594,406
Hennes & Mauritz AB, Class B	25,297	1,012,423
Sanrio Co., Ltd.	16,400	456,677

		2,063,506
Technology Hardware, Storage & Peripherals - 1.7%
Asustek Computer, Inc.	41,000	370,112
Canon, Inc.	16,400	525,774
Inventec Corp.	451,000	256,416
Lite-On Technology Corp.*	82,000	90,126
Pegatron Corp.	123,000	345,958
Samsung Electronics Co., Ltd.	123	124,561

		1,712,947
Textiles, Apparel & Luxury Goods - 1.1%
Grendene S.A.	8,200	43,220
HUGO BOSS AG	5,986	726,177
Ruentex Industries Ltd.*	164,000	342,841

		1,112,238
Tobacco - 4.8%
British American Tobacco PLC	42,558	2,524,311
Imperial Tobacco Group PLC	20,869	1,095,848
Japan Tobacco, Inc.	28,700	1,115,037

		4,735,196
Transportation Infrastructure - 0.9%
EcoRodovias Infraestrutura e
Logistica S.A.	250,100	504,416
SIA Engineering Co., Ltd.	139,400	367,780

		872,196
Wireless Telecommunication Services - 4.5%
Advanced Info Service PCL (NVDR)	20,517	145,531
DiGi.Com Bhd	102,500	144,725
Freenet AG	13,038	450,518
Mobile TeleSystems PJSC (ADR)	74,325	609,465
Tele2 AB, Class B	17,261	180,653
Turkcell Iletisim Hizmetleri A/S	47,560	218,631

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
Vodafone Group PLC	713,113	$2,691,338

		4,440,861

Total Common Stocks (Cost $100,562,960)		97,151,368

Total Investment Securities (Cost $100,562,960) — 98.3%		97,151,368

Other assets less liabilities — 1.7%		1,710,504

Net Assets — 100.0%		$98,861,872

*	Non-income producing security.
†	Amount represents less than 0.05%.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2015, the value of these securities amounted to $581,471 or 0.59% of net assets.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CVA — Dutch Certificate

DKK — Danish Krone

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

NZD — New Zealand Dollar

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TWD — Taiwan Dollar

USD — US Dollar

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,749,411
Aggregate gross unrealized depreciation	(8,296,965)

Net unrealized depreciation	$(3,547,554)

Federal income tax cost of investments	$100,698,922

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2015 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of July 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contract	1	09/18/15	$93,600	$(288)
SGX S&P CNX Nifty Index Futures Contracts	98	08/27/15	1,680,308	5,645

				$5,357

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of July 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	93,034	Morgan Stanley	USD	71,959	09/16/15	$(3,810)
DKK	1,305,480	Bank of Montreal	USD	200,000	09/16/15	(6,501)
INR	3,219,505	UBS AG	USD	50,000	09/16/15	(210)
INR	4,505,312	Citibank N.A.	USD	70,000	09/16/15	(325)
INR	147,202,965	Citibank N.A.	USD	2,258,961	09/16/15	17,538
JPY	4,746,560	Morgan Stanley	USD	38,480	09/16/15	(148)
NZD	101,685	Bank of Montreal	USD	70,000	09/16/15	(2,693)
RUB	35,735,771	Citibank N.A.	USD	626,290	09/16/15	(48,937)
SEK	972,102	Bank of Montreal	USD	120,000	09/16/15	(6,549)
USD	100,000	Bank of Montreal	AUD	128,386	09/16/15	5,955
USD	225,000	Bank of New York	BRL	722,250	09/16/15	16,588
USD	153,109	Societe Generale	CAD	188,952	09/16/15	7,910
USD	138,140	Bank of New York	CHF	128,905	09/16/15	3,818
USD	197,058	Societe Generale	DKK	1,303,871	09/16/15	3,797
USD	347,875	Citibank N.A.	EUR	308,888	09/16/15	6,403
USD	75,000	Bank of Montreal	EUR	65,692	09/16/15	2,377
USD	100,000	Bank of Montreal	GBP	63,013	09/16/15	1,698
USD	486,623	Citibank N.A.	GBP	313,146	09/16/15	(1,889)
USD	240,513	Morgan Stanley	HKD	1,864,715	09/16/15	(15)
USD	90,879	Citibank N.A.	ILS	348,267	09/16/15	(1,659)
USD	40,000	Morgan Stanley	INR	2,613,520	09/16/15	(418)
USD	75,000	Morgan Stanley	INR	4,879,425	09/16/15	(461)
USD	85,000	Bank of Montreal	JPY	10,442,080	09/16/15	672
USD	57,022	Morgan Stanley	NOK	444,338	09/16/15	2,414
USD	75,413	Morgan Stanley	NZD	108,649	09/16/15	3,497
USD	30,000	Morgan Stanley	RUB	1,678,050	09/16/15	2,889
USD	20,000	Morgan Stanley	RUB	1,131,534	09/16/15	1,719
USD	225,022	Societe Generale	SEK	1,838,094	09/16/15	10,503
USD	2,224	Societe Generale	SGD	3,000	09/16/15	34
USD	166,159	UBS AG	TWD	5,131,335	09/16/15	3,568

						$17,765

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2015 (Unaudited)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2015:

Australia	7.8%
Belgium	1.1
Brazil	3.1
Canada	4.6
Chile	0.1
China	2.0
Colombia	0.8
Czech Republic	0.5
Denmark	0.3
Egypt	0.4
Finland	3.6
France	3.9
Germany	3.6
Greece	0.6
Hong Kong	2.3
Indonesia	0.5
Israel	1.8
Italy	2.6
Japan	13.5
Malaysia	1.0
Morocco	0.0 †
Netherlands	2.4
New Zealand	0.2
Norway	1.9
Poland	0.3
Portugal	0.2
Russia	2.7
Singapore	0.4
South Africa	1.5
South Korea	0.6
Spain	1.7
Sweden	4.2
Switzerland	5.3
Taiwan	3.3
Thailand	0.1
Turkey	2.0
United Kingdom	17.4
Other[1]	1.7

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 98.8%
Auto Components - 3.5%
Aisin Seiki Co., Ltd.	5,600	$227,354
Cie Generale des Etablissements Michelin	2,324	229,036
Continental AG	2,800	629,698
Faurecia	3,472	134,127
GKN PLC	48,720	242,148
Nokian Renkaat Oyj	5,348	161,663
Plastic Omnium S.A.	5,208	147,477
Sumitomo Rubber Industries Ltd.	11,200	169,046
Valeo S.A.	3,864	518,701

		2,459,250
Automobiles - 2.9%
Daihatsu Motor Co., Ltd.	16,800	238,925
Fuji Heavy Industries Ltd.	19,600	725,340
Porsche Automobil Holding SE (Preference)	2,100	158,909
Renault S.A.	2,352	217,711
Tofas Turk Otomobil Fabrikasi A/S	27,300	179,352
Toyota Motor Corp.	5,600	373,032
Yamaha Motor Co., Ltd.	8,400	191,059

		2,084,328
Banks - 11.4%
Agricultural Bank of China Ltd., Class H	252,000	113,773
Australia & New Zealand Banking Group Ltd.	24,220	581,245
Banco Santander S.A.	97,104	674,181
Bank Handlowy w Warszawie S.A.	5,684	140,176
Bank of China Ltd., Class H	1,316,000	719,766
China Construction Bank Corp., Class H	1,344,000	1,097,419
Commonwealth Bank of Australia	27,748	1,784,188
HSBC Holdings PLC	41,048	371,329
Royal Bank of Canada	840	49,240
Skandinaviska Enskilda Banken AB, Class A	43,400	526,343
Societe Generale S.A.	7,000	346,481
Sumitomo Mitsui Trust Holdings, Inc.	56,000	260,259
Swedbank AB, Class A	22,428	528,831
The Toronto-Dominion Bank	896	36,344
Westpac Banking Corp.	33,432	855,840

		8,085,415
Beverages - 0.3%
Anheuser-Busch InBev N.V.	700	83,798
Coca-Cola Amatil Ltd.	22,036	150,170

		233,968
Building Products - 1.0%
Cie de Saint-Gobain	5,893	281,042

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
TOTO Ltd.	28,000	$456,516

		737,558
Capital Markets - 4.7%
Aberdeen Asset Management PLC	24,556	139,484
Ashmore Group PLC	35,000	145,446
Banca Generali SpA	15,624	517,175
CI Financial Corp.	5,432	137,997
Daiwa Securities Group, Inc.	56,000	435,588
Henderson Group PLC	139,524	621,611
IGM Financial, Inc.	15,092	448,021
Macquarie Group Ltd.	3,192	192,563
Nomura Holdings, Inc.	72,800	517,906
Schroders PLC (Non-Voting)	4,704	178,744

		3,334,535
Chemicals - 2.5%
BASF SE	8,008	694,982
Methanex Corp.	10,584	479,512
Sumitomo Chemical Co., Ltd.	28,000	160,006
Synthos S.A.	372,008	466,589

		1,801,089
Communications Equipment - 0.3%
Nokia Oyj	6,888	48,934
Telefonaktiebolaget LM Ericsson, Class B	14,420	155,207

		204,141
Construction & Engineering - 1.5%
ACS Actividades de Construccion y Servicios S.A.	4,987	168,327
CIMIC Group Ltd.	29,344	512,861
HOCHTIEF AG	868	76,174
Vinci S.A.	4,480	289,064

		1,046,426
Construction Materials - 0.6%
Siam City Cement PCL (NVDR)	39,200	407,070

Distributors - 0.7%
Inchcape PLC	40,740	510,505

Diversified Financial Services - 0.5%
Industrivarden AB, Class A	10,164	201,967
Industrivarden AB, Class C	7,448	141,657

		343,624
Diversified Telecommunication Services - 1.5%
Elisa Oyj	6,832	231,507
Proximus	3,584	135,781
Telefonica S.A.	39,704	611,506
TeliaSonera AB	18,172	111,146

		1,089,940
Electric Utilities - 1.1%
CEZ A/S	22,680	552,373

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
EDP - Energias de Portugal S.A.	55,216	$205,466

		757,839
Electrical Equipment - 1.8%
Mitsubishi Electric Corp.	56,000	602,736
Vestas Wind Systems A/S	12,460	684,294

		1,287,030
Electronic Equipment, Instruments & Components - 1.1%
Hexagon AB, Class B	2,240	72,852
Omron Corp.	14,000	549,740
Spectris PLC	5,040	153,602

		776,194
Food & Staples Retailing - 3.9%
Casino Guichard Perrachon S.A.	2,408	179,875
Delhaize Group	1,820	165,069
Distribuidora Internacional de Alimentacion S.A.*	74,900	471,611
Kesko Oyj, Class B	3,836	149,990
Koninklijke Ahold N.V.	33,908	679,022
METRO AG	16,464	476,817
Seven & i Holdings Co., Ltd.	8,400	388,083
Wesfarmers Ltd.	8,848	275,820

		2,786,287
Food Products - 0.9%
Nestle S.A. (Registered)	8,736	665,358

Gas Utilities - 0.2%
Empresa de Energia de Bogota S.A. ESP	241,220	140,985

Health Care Equipment & Supplies - 1.0%
Hoya Corp.	16,800	711,622

Health Care Providers & Services - 0.4%
Medipal Holdings Corp.	14,000	249,502

Hotels, Restaurants & Leisure - 1.0%
Berjaya Sports Toto Bhd	658,000	572,922
OPAP S.A.^	20,358	144,650

		717,572
Household Durables - 0.3%
Berkeley Group Holdings PLC	4,032	211,975

Independent Power and Renewable Electricity Producers - 2.2%
AES Tiete S.A.	117,600	608,124
AES Tiete S.A. (Preference)	89,600	477,254
Cia Energetica de Sao Paulo (Preference), Class B	84,000	466,879

		1,552,257
Industrial Conglomerates - 1.1%
Siemens AG (Registered)	7,056	759,625

Insurance - 9.0%
Ageas	4,004	165,871
Allianz SE (Registered)	8,680	1,429,884

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
AXA S.A.	20,244	$536,798
Baloise Holding AG (Registered)	28	3,589
CNP Assurances	12,124	205,147
The Dai-ichi Life Insurance Co., Ltd.	39,200	797,953
Manulife Financial Corp.	14,168	252,333
Mapfre S.A.	46,032	148,812
Mediolanum SpA	68,376	550,347
MMI Holdings Ltd.	154,812	361,355
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	1,764	326,060
Old Mutual PLC	65,464	216,674
St. James’s Place PLC	13,384	204,471
T&D Holdings, Inc.	44,800	683,237
Zurich Insurance Group AG*	1,680	514,436

		6,396,967
Internet Software & Services - 0.1%
Tencent Holdings Ltd.	2,800	52,263

Machinery - 4.3%
Hino Motors Ltd.	39,200	508,450
Hitachi Construction Machinery Co., Ltd.	2,800	46,668
IMI PLC	10,836	179,411
JTEKT Corp.	14,000	242,157
Komatsu Ltd.	25,200	466,798
Metso Oyj	14,616	403,874
Mitsubishi Heavy Industries Ltd.	28,000	148,300
NGK Insulators Ltd.	28,000	718,673
NSK Ltd.	28,000	362,048

		3,076,379
Marine - 0.3%
Seaspan Corp.	11,200	205,408

Media - 1.6%
Informa PLC	23,632	219,792
Lagardere S.C.A.	11,508	346,028
UBM PLC	26,516	219,925
WPP PLC	14,392	330,143

		1,115,888
Metals & Mining - 1.5%
Antofagasta PLC	10,164	89,932
BHP Billiton PLC	10,696	197,372
Kumba Iron Ore Ltd.	23,324	200,741
MMC Norilsk Nickel PJSC (ADR)	30,240	467,510
Teck Resources Ltd., Class B	12,208	90,367

		1,045,922
Multi-Utilities - 0.3%
Engie	12,404	239,624

Oil, Gas & Consumable Fuels - 7.6%
BP PLC	93,940	579,703

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Canadian Natural Resources Ltd.	6,552	$160,759
Cenovus Energy, Inc.	4,704	68,918
China Shenhua Energy Co., Ltd., Class H	42,000	79,966
Crescent Point Energy Corp.	6,832	104,033
Eni SpA	31,248	551,009
Gazprom PAO (ADR)	27,496	127,856
Indo Tambangraya Megah Tbk PT	366,800	263,695
Inter Pipeline Ltd.	1,288	27,088
Repsol S.A.	12,019	203,172
Royal Dutch Shell PLC, Class A	15,596	447,811
Royal Dutch Shell PLC, Class B	26,852	779,597
Suncor Energy, Inc.	20,636	584,365
TOTAL S.A.	20,944	1,043,034
TransCanada Corp.	6,804	265,842
Woodside Petroleum Ltd.	5,880	153,936

		5,440,784
Paper & Forest Products - 2.3%
Mondi PLC	26,740	642,608
Stora Enso Oyj, Class R	34,580	326,838
UPM-Kymmene Oyj	35,224	653,810

		1,623,256
Personal Products - 0.6%
Kao Corp.	8,400	426,526

Pharmaceuticals - 7.1%
AstraZeneca PLC	12,208	822,985
Bayer AG (Registered)	672	99,712
GlaxoSmithKline PLC	76,272	1,661,553
Novartis AG (Registered)	5,320	555,747
Novo Nordisk A/S, Class B	1,176	69,374
Orion Oyj, Class B	14,700	617,656
Roche Holding AG	3,724	1,075,528
Sanofi S.A.	1,428	154,570

		5,057,125
Professional Services - 1.2%
Adecco S.A. (Registered)*	7,924	664,936
Randstad Holding N.V.	2,380	163,926

		828,862
Real Estate Investment Trusts (REITs) - 2.3%
Gecina S.A.	812	104,651
Growthpoint Properties Ltd.	95,088	208,912
Hui Xian Real Estate Investment Trust	980,000	558,674
Klepierre	2,240	102,571
Redefine Properties Ltd.	175,137	159,632
RioCan Real Estate Investment Trust	8,773	180,659

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Unibail-Rodamco SE	1,176	$314,821

		1,629,920
Real Estate Management & Development - 2.3%
Agile Property Holdings Ltd.	280,000	161,449
KWG Property Holding Ltd.	644,000	483,480
Land & Houses PCL (NVDR)	2,287,600	516,000
Tokyu Fudosan Holdings Corp.	64,400	486,528

		1,647,457
Semiconductors & Semiconductor Equipment - 0.9%
Infineon Technologies AG	18,536	208,993
Radiant Opto-Electronics Corp.	56,000	166,733
STMicroelectronics N.V.	21,448	168,556
Taiwan Semiconductor
Manufacturing Co., Ltd.	28,000	123,719

		668,001
Technology Hardware, Storage & Peripherals - 2.2%
Brother Industries Ltd.	39,200	542,305
Canon, Inc.	11,200	359,065
Inventec Corp.	280,000	159,194
Samsung Electronics Co., Ltd.	140	141,777
Seiko Epson Corp.	19,600	346,929

		1,549,270
Textiles, Apparel & Luxury Goods - 0.3%
Ruentex Industries Ltd.*	112,000	234,135

Tobacco - 2.8%
British American Tobacco PLC	33,740	2,001,275

Transportation Infrastructure - 0.2%
Abertis Infraestructuras S.A.	9,968	164,151

Wireless Telecommunication Services - 5.5%
Freenet AG	4,984	172,218
Intouch Holdings PCL (NVDR)	240,800	558,530
Mobile TeleSystems PJSC (ADR)	42,588	349,222
Sistema JSFC (GDR)	62,205	528,120
Total Access Communication PCL (NVDR)	201,600	401,827
Turkcell Iletisim Hizmetleri A/S	35,756	164,369
Vodacom Group Ltd.	23,408	271,909
Vodafone Group PLC	392,560	1,481,549

		3,927,744

Total Common Stocks (Cost $71,521,050)		70,285,052

Total Investment Securities (Cost $71,521,050) — 98.8%		70,285,052

Other assets less liabilities — 1.2%		876,502

Net Assets — 100.0%		$71,161,554

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2015 (Unaudited)

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2015, the value of these securities amounted to $144,650 or 0.20% of net assets.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

MXN — Mexican Peso

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — US Dollar

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,276,674
Aggregate gross unrealized depreciation	(4,736,675)

Net unrealized depreciation	$(1,460,001)

Federal income tax cost of investments	$71,745,053

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open long futures contracts as of July 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contracts	2	09/18/15	$187,200	$136
MSCI Emerging Markets Mini Index Futures Contracts	2	09/18/15	90,000	(6,496)
SGX S&P CNX Nifty Index Futures Contracts	35	08/27/15	600,110	2,620

				$(3,740)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of July 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	169,777	Morgan Stanley	USD	131,317	09/16/15	$(6,952)
EUR	341,607	Citibank N.A.	USD	384,723	09/16/15	(7,081)
INR	36,936,500	Citibank N.A.	USD	566,824	09/16/15	4,401
INR	4,505,165	UBS AG	USD	70,000	09/16/15	(328)
MXN	1,223	UBS AG	USD	79	09/17/15	(3)
USD	68,494	Societe Generale	CAD	84,528	09/16/15	3,539
USD	111,414	Bank of New York	CHF	103,966	09/16/15	3,079
USD	3,782	Societe Generale	CZK	91,573	09/16/15	44
USD	130,000	The Toronto-Dominion Bank	GBP	83,597	09/16/15	(413)
USD	213,357	Citibank N.A.	GBP	137,297	09/16/15	(828)
USD	75,094	Morgan Stanley	HKD	582,213	09/16/15	(5)
USD	200,000	Goldman Sachs Capital	JPY	24,830,780	09/16/15	(528)
USD	205,004	Morgan Stanley	JPY	25,287,429	09/16/15	789
USD	15,534	Societe Generale	SEK	126,891	09/16/15	725

						$(3,561)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2015 (Unaudited)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2015:

Australia	6.3%
Belgium	0.8
Brazil	2.2
Canada	4.0
China	4.9
Colombia	0.2
Czech Republic	0.8
Denmark	1.1
Finland	3.6
France	7.8
Germany	7.1
Greece	0.2
Indonesia	0.4
Italy	2.3
Japan	17.4
Malaysia	0.8
Netherlands	1.2
Poland	0.8
Portugal	0.3
Russia	2.1
South Africa	1.7
South Korea	0.2
Spain	3.4
Sweden	2.4
Switzerland	4.9
Taiwan	1.0
Thailand	2.6
Turkey	0.5
United Kingdom	17.8
Other[1]	1.2

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

July 31, 2015 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 100.0%
U.S. Treasury Inflation Index Notes
2.38%, due 01/15/17	$56,297,844	$58,436,195
0.13%, due 04/15/17	128,741,214	129,294,441
2.63%, due 07/15/17	44,489,288	47,141,112
1.63%, due 01/15/18	191,541,836	200,390,178
0.13%, due 04/15/18	529,065,550	532,785,463
1.38%, due 07/15/18	169,913,472	178,436,352
2.13%, due 01/15/19	168,065,828	181,108,391
0.13%, due 04/15/19	521,746,697	523,948,520
1.88%, due 07/15/19	46,915,605	50,637,903
1.38%, due 01/15/20	57,814,528	61,277,849
0.13%, due 04/15/20	50,696,824	50,653,148
1.25%, due 07/15/20	97,810,674	103,671,857

		2,117,781,409

Total U.S. Treasury Obligations (Cost $2,126,719,332)		2,117,781,409

Total Investment Securities (Cost $2,126,719,332) —100.0%		2,117,781,409

Other assets less liabilities — 0.0%†		916,053

NET ASSETS — 100.0%		$2,118,697,462

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,290,537
Aggregate gross unrealized depreciation	(10,272,296)

Net unrealized depreciation	$(8,981,759)

Federal income tax cost of investments	$2,126,763,168

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

July 31, 2015 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 100.0%
U.S. Treasury Inflation Index Notes
2.13%, due 01/15/19	$9,156,695$	9,867,290
0.13%, due 04/15/19	28,439,702	28,559,720
1.88%, due 07/15/19	9,503,629	10,257,649
1.38%, due 01/15/20	38,979,966	41,315,022
0.13%, due 04/15/20	34,256,202	34,226,691
1.25%, due 07/15/20	65,948,602	69,900,490
1.13%, due 01/15/21	74,432,650	78,160,352
0.63%, due 07/15/21	70,583,694	72,337,176
0.13%, due 01/15/22	24,285,418	23,966,650
0.13%, due 07/15/22	23,718,118	23,447,648
0.13%, due 01/15/23	23,659,691	23,164,335
0.38%, due 07/15/23	23,477,234	23,469,883

		438,672,906

Total U.S. Treasury Obligations (Cost $441,224,403)		438,672,906

Total Investment Securities (Cost $441,224,403) —100.0%		438,672,906

Other assets less liabilities — 0.0%†		158,984

NET ASSETS — 100.0%		$438,831,890

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$421,905
Aggregate gross unrealized depreciation	(3,070,954)

Net unrealized depreciation	$(2,649,049)

Federal income tax cost of investments	$441,321,955

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2015 (Unaudited)

	Principal Amount	Value
U.S. Government & Agency Securities - 95.7%
Federal Home Loan Mortgage Corp.
4.50%, due 01/01/18	$230,698	$240,467
4.50%, due 08/01/18	199,772	208,231
4.00%, due 06/01/19	48,248	50,546
4.50%, due 07/01/19	80,875	84,349
4.50%, due 02/01/20	440,718	462,298
5.00%, due 07/01/20	101,731	106,339
2.50%, due 04/01/28	51,769	53,047
2.50%, due 11/01/28	37,449	38,376
6.00%, due 04/01/34	144,649	164,742
5.50%, due 07/01/38	14,724	16,445
5.50%, due 12/01/38	42,735	47,749
5.00%, due 02/01/39	48,315	53,119
6.50%, due 04/01/39	116,441	134,089
5.00%, due 05/01/39	254,811	282,107
5.00%, due 08/01/39	19,663	21,675
5.00%, due 09/01/39	29,356	32,291
4.50%, due 10/01/39	53,475	58,041
4.00%, due 02/01/40	29,279	31,200
5.50%, due 06/01/40	130,016	145,427
4.00%, due 01/01/41	195,679	208,775
4.50%, due 03/01/41	99,482	108,593
5.50%, due 04/01/41	70,270	78,940
4.50%, due 08/01/41	275,565	300,950
3.00%, due 03/01/43	54,317	54,660
4.00%, due 06/01/44	38,192	40,585
4.50%, due 09/01/44	274,878	298,098
4.50%, due 12/01/44	204,113	221,366
3.00%, due 07/01/45	150,000	150,640
3.50%, due 08/15/45 TBA	250,000	258,969
6.00%, due 08/15/45 TBA	80,000	90,475
Federal National Mortgage Association
4.50%, due 11/01/18	103,666	108,152
4.00%, due 12/01/18	202,858	212,882
4.00%, due 07/01/19	45,639	47,894
5.00%, due 07/01/19	338,251	357,862
4.00%, due 03/01/20	353,074	370,522
4.50%, due 04/01/20	60,901	63,923
5.00%, due 09/01/20	146,079	156,541
5.00%, due 11/01/21	166,782	175,877
5.50%, due 04/01/22	294,517	322,311
5.00%, due 12/01/23	63,516	70,243
5.00%, due 07/01/24	279,701	309,322
5.00%, due 02/01/25	171,739	189,927
2.50%, due 06/01/27	46,129	47,269
2.50%, due 08/01/27	78,448	80,386
2.50%, due 12/01/27	280,325	287,262
3.00%, due 03/01/28	79,853	83,117
2.50%, due 06/01/28	64,880	66,486

	Principal Amount	Value
U.S. Government & Agency Securities - (continued)
3.00%, due 06/01/28	$99,293	$103,518
3.00%, due 07/01/28	77,270	80,477
2.50%, due 09/01/28	235,305	241,118
3.00%, due 11/01/28	72,355	75,363
3.00%, due 08/25/30 TBA	45,000	46,700
6.50%, due 09/01/34	113,197	131,237
6.00%, due 11/01/35	93,080	106,611
5.50%, due 02/01/37	34,119	38,899
6.00%, due 08/01/37	169,077	193,471
5.50%, due 09/01/38	77,685	87,179
5.00%, due 01/01/39	30,593	33,833
5.50%, due 01/01/40	90,729	101,984
4.50%, due 04/01/40	50,800	55,228
5.50%, due 04/01/40	123,139	140,205
3.50%, due 11/01/40	214,584	222,964
3.50%, due 01/01/41	68,045	70,794
3.50%, due 02/01/41	132,754	138,110
4.00%, due 02/01/41	64,537	69,058
4.50%, due 02/01/41	88,239	96,208
5.50%, due 04/01/41	29,764	33,423
4.50%, due 06/01/41	68,116	74,865
4.50%, due 08/01/41	94,727	103,202
5.50%, due 09/01/41	123,921	139,025
4.00%, due 01/01/42	149,068	159,073
4.50%, due 01/01/42	333,956	363,624
2.50%, due 11/01/42	138,799	134,893
2.50%, due 03/01/43	143,585	139,539
3.00%, due 05/01/43	415,875	420,208
3.00%, due 06/01/43	173,902	175,652
3.50%, due 07/01/43	101,518	105,586
4.00%, due 08/01/43	73,333	78,199
4.00%, due 09/01/43	178,852	191,672
4.50%, due 09/01/43	194,570	211,024
3.00%, due 11/01/43	83,433	84,228
5.00%, due 03/01/44	171,039	192,855
5.00%, due 06/01/44	115,119	127,755
4.00%, due 02/01/45	308,674	329,296
3.00%, due 03/01/45	123,877	124,841
4.00%, due 04/01/45	98,033	105,099
3.00%, due 08/25/45 TBA	200,000	201,247
6.00%, due 08/25/45 TBA	290,000	329,185
6.50%, due 08/25/45 TBA	140,000	161,022
Government National Mortgage Association
2.50%, due 12/20/28	126,333	129,637
6.00%, due 03/15/33	466,335	543,198
5.50%, due 06/15/33	720,544	828,442
6.00%, due 12/15/33	314,981	367,967
6.00%, due 03/15/39	48,063	55,279
5.00%, due 04/15/39	83,357	92,681

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2015 (Unaudited)

	Principal Amount	Value
U.S. Government & Agency Securities - (continued)
5.00%, due 09/15/39	$96,209	$108,403
5.50%, due 09/15/39	62,502	70,386
4.00%, due 09/20/39	82,356	88,299
5.00%, due 11/15/39	5,686	6,309
5.50%, due 12/15/39	176,973	199,315
4.00%, due 08/15/40	57,547	61,646
4.00%, due 10/15/40	47,988	51,217
5.50%, due 01/20/41	87,486	99,426
4.00%, due 03/15/41	11,274	12,035
5.50%, due 09/20/41	331,613	376,745
3.50%, due 01/15/42	61,224	64,269
5.50%, due 02/20/42	84,952	95,126
3.50%, due 08/20/42	103,942	109,017
3.00%, due 12/20/42	68,925	70,311
3.50%, due 12/20/42	34,120	35,831
5.50%, due 02/20/43	49,785	55,834
3.50%, due 03/15/43	79,048	83,203
3.00%, due 03/20/43	287,859	293,648
3.50%, due 06/15/43	411,493	431,921
5.00%, due 01/20/44	20,218	22,099
4.00%, due 09/15/44	130,990	139,598
3.50%, due 10/15/44	155,330	162,689
3.50%, due 10/20/44	42,323	44,283
4.00%, due 12/15/44	252,456	269,036
3.00%, due 12/20/44	118,797	121,035
3.50%, due 12/20/44	137,565	143,934
3.00%, due 01/20/45	144,646	147,372
4.00%, due 01/20/45	148,700	159,830
3.50%, due 02/20/45	383,071	401,196
3.00%, due 03/20/45	172,580	175,833
3.50%, due 04/20/45	207,644	217,258
4.00%, due 06/20/45	224,487	239,645
3.00%, due 07/20/45	150,000	152,827
3.50%, due 07/20/45	200,000	209,271
2.50%, due 08/15/45 TBA	50,000	48,696
3.00%, due 08/15/45 TBA	125,000	127,139
3.50%, due 08/15/45 TBA	175,000	182,779

Total U.S. Government & Agency Securities (Cost $20,309,497)		20,305,700

Total Investment Securities (Cost $20,309,497) — 95.7%		20,305,700

Other assets less liabilities — 4.3%		923,383

NET ASSETS— 100.0%		$21,229,083

Percentages shown are based on Net Assets.

Abbreviation:

TBA — To Be Announced; Security is subject to delayed delivery

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,943
Aggregate gross unrealized depreciation	(59,740)

Net unrealized depreciation	$(3,797)

Federal income tax cost of investments	$20,309,497

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2015 (Unaudited)

	Principal Amount	Value
Corporate Bonds - 98.9%
Aerospace & Defense - 1.6%
The Boeing Co. 4.88%, due 02/15/20	$10,000	$11,300
Honeywell International, Inc. 5.00%, due 02/15/19	20,000	22,198
L-3 Communications Corp. 4.75%, due 07/15/20	20,000	21,230
Northrop Grumman Corp. 3.25%, due 08/01/23	20,000	19,774
Raytheon Co. 3.13%, due 10/15/20	20,000	20,781
United Technologies Corp. 4.50%, due 04/15/20	20,000	22,018

		117,301
Air Freight & Logistics - 0.3%
FedEx Corp. 3.20%, due 02/01/25	20,000	19,308

Automobiles - 0.4%
General Motors Co. 3.50%, due 10/02/18	30,000	30,590

Banks - 21.8%
Bank of America Corp. 2.00%, due 01/11/18	100,000	100,398
2.60%, due 01/15/19	170,000	172,194
4.20%, due 08/26/24	40,000	40,239
Bank of Montreal 2.55%, due 11/06/22	20,000	19,465
The Bank of Nova Scotia 2.05%, due 06/05/19	30,000	30,036
Barclays Bank PLC 5.14%, due 10/14/20	100,000	109,753
BNP Paribas S.A. 5.00%, due 01/15/21	30,000	33,565
Citigroup, Inc. 1.55%, due 08/14/17	15,000	14,966
2.50%, due 09/26/18	120,000	121,604
4.00%, due 08/05/24	50,000	50,030
4.40%, due 06/10/25	70,000	70,692
HSBC Holdings PLC 4.00%, due 03/30/22	60,000	63,736
JPMorgan Chase & Co. 1.63%, due 05/15/18	90,000	89,403
2.20%, due 10/22/19	100,000	99,898
3.38%, due 05/01/23	50,000	49,057
3.13%, due 01/23/25	120,000	115,499
KeyCorp 5.10%, due 03/24/21	50,000	55,564
Lloyds Bank PLC 6.38%, due 01/21/21	15,000	17,827
The PNC Financial Services Group, Inc. 3.90%, due 04/29/24	50,000	50,541

	Principal Amount	Value
Corporate Bonds - (continued)
Banks - (continued)
PNC Funding Corp. 3.30%, due 03/08/22	$30,000	$30,776
U.S. Bancorp/Minnesota 2.95%, due 07/15/22	20,000	19,804
Wells Fargo & Co. 2.13%, due 04/22/19	200,000	200,887
4.48%, due 01/16/24	30,000	31,583
Westpac Banking Corp. 1.50%, due 12/01/17	50,000	50,088

		1,637,605
Beverages - 1.8%
Anheuser-Busch InBev Worldwide, Inc. 5.00%, due 04/15/20	40,000	44,740
The Coca-Cola Co. 1.15%, due 04/01/18	50,000	49,840
PepsiCo, Inc. 3.60%, due 03/01/24	40,000	41,336

		135,916
Biotechnology - 1.6%
Amgen, Inc. 2.20%, due 05/22/19	30,000	30,084
2.70%, due 05/01/22	20,000	19,453
Celgene Corp. 4.00%, due 08/15/23	30,000	30,897
Gilead Sciences, Inc. 2.05%, due 04/01/19	40,000	40,252

		120,686
Capital Markets - 12.0%
The Bank of New York Mellon Corp. 3.65%, due 02/04/24	50,000	51,340
BlackRock, Inc. 6.25%, due 09/15/17	40,000	44,112
Credit Suisse 6.00%, due 02/15/18	115,000	125,998
Deutsche Bank AG 3.70%, due 05/30/24	50,000	50,109
The Goldman Sachs Group, Inc. 2.90%, due 07/19/18	100,000	102,708
2.63%, due 01/31/19	50,000	50,834
4.00%, due 03/03/24	80,000	81,950
Jefferies Group LLC 5.13%, due 04/13/18	30,000	31,768
Morgan Stanley 6.63%, due 04/01/18	150,000	168,084
2.50%, due 01/24/19	50,000	50,602
3.75%, due 02/25/23	30,000	30,627
UBS AG 5.75%, due 04/25/18	100,000	110,402

		898,534

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2015 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Chemicals - 2.7%
The Dow Chemical Co. 5.70%, due 05/15/18	$90,000	$99,388
E.I. du Pont de Nemours & Co. 4.25%, due 04/01/21	50,000	54,306
LYB International Finance B.V. 4.00%, due 07/15/23	45,000	45,833

		199,527
Commercial Services & Supplies - 1.0%
Republic Services, Inc. 3.80%, due 05/15/18	45,000	47,362
Waste Management, Inc. 2.90%, due 09/15/22	30,000	29,509

		76,871
Communications Equipment - 1.3%
Cisco Systems, Inc. 2.13%, due 03/01/19	30,000	30,319
3.50%, due 06/15/25	20,000	20,344
QUALCOMM, Inc. 3.45%, due 05/20/25	50,000	47,406

		98,069
Consumer Finance - 3.9%
American Express Co. 1.55%, due 05/22/18	60,000	59,695
Capital One Financial Corp. 3.50%, due 06/15/23	60,000	59,038
Caterpillar Financial Services Corp. 2.00%, due 03/05/20	25,000	24,851
Discover Financial Services 3.85%, due 11/21/22	50,000	49,122
General Motors Financial Co., Inc. 4.38%, due 09/25/21	30,000	30,790
John Deere Capital Corp. 3.35%, due 06/12/24	20,000	20,378
Synchrony Financial 3.00%, due 08/15/19	30,000	30,265
Toyota Motor Credit Corp. 4.50%, due 06/17/20	20,000	21,983

		296,122
Diversified Financial Services - 2.9%
General Electric Capital Corp. 1.63%, due 04/02/18	60,000	60,381
4.63%, due 01/07/21	30,000	33,174
4.65%, due 10/17/21	20,000	22,102
3.45%, due 05/15/24	30,000	30,795

	Principal Amount	Value
Corporate Bonds - (continued)
Diversified Financial Services - (continued)
Shell International Finance B.V. 2.00%, due 11/15/18	$40,000	$40,445
2.13%, due 05/11/20	35,000	35,006

		221,903
Diversified Telecommunication Services - 2.4%
AT&T, Inc. 2.30%, due 03/11/19	60,000	60,285
Verizon Communications, Inc. 2.55%, due 06/17/19	50,000	50,710
2.63%, due 02/21/20	20,000	20,000
3.45%, due 03/15/21	50,000	51,005

		182,000
Electric Utilities - 0.9%
Duke Energy Carolinas LLC 3.90%, due 06/15/21	10,000	10,717
Exelon Corp. 2.85%, due 06/15/20	30,000	30,171
Public Service Electric & Gas Co. 2.38%, due 05/15/23	30,000	28,865

		69,753
Electrical Equipment - 0.4%
Eaton Corp. 2.75%, due 11/02/22	30,000	29,203

Energy Equipment & Services - 0.4%
Halliburton Co. 3.25%, due 11/15/21	30,000	30,640

Food & Staples Retailing - 2.2%
CVS Health Corp. 4.00%, due 12/05/23	40,000	41,608
3.38%, due 08/12/24	30,000	29,616
The Kroger Co. 2.30%, due 01/15/19	40,000	40,284
Walgreen Co. 5.25%, due 01/15/19	20,000	21,967
Wal-Mart Stores, Inc. 4.25%, due 04/15/21	30,000	32,911

		166,386
Food Products - 0.9%
General Mills, Inc. 2.20%, due 10/21/19	30,000	29,980
Mondelez International, Inc. 2.25%, due 02/01/19	40,000	40,228

		70,208
Health Care Equipment & Supplies - 1.1%
Becton Dickinson and Co. 3.13%, due 11/08/21	50,000	49,895

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2015 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Health Care Equipment & Supplies - (continued)
Zimmer Biomet Holdings, Inc. 2.70%, due 04/01/20	$35,000	$34,916

		84,811
Health Care Providers & Services - 1.8%
McKesson Corp. 2.28%, due 03/15/19	60,000	60,251
Medco Health Solutions, Inc. 7.13%, due 03/15/18	30,000	34,038
UnitedHealth Group, Inc. 2.88%, due 12/15/21	40,000	39,931

		134,220
Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp. 2.63%, due 01/15/22	15,000	14,720

Household Products - 0.3%
The Procter & Gamble Co. 3.10%, due 08/15/23	20,000	20,366

Industrial Conglomerates - 0.3%
General Electric Co. 2.70%, due 10/09/22	20,000	19,763

Insurance - 1.1%
Aflac, Inc. 3.63%, due 06/15/23	10,000	10,174
Marsh & McLennan Cos., Inc. 3.50%, due 03/10/25	30,000	29,941
MetLife, Inc. 3.60%, due 04/10/24	30,000	30,269
Prudential Financial, Inc. 5.20%, due 03/15/44(a)	10,000	9,791

		80,175
Internet Software & Services - 0.2%
eBay, Inc. 3.45%, due 08/01/24	20,000	18,917

IT Services - 1.6%
International Business Machines Corp. 5.70%, due 09/14/17	100,000	109,333
8.38%, due 11/01/19	10,000	12,577

		121,910
Media - 5.3%
21st Century Fox America, Inc. 4.50%, due 02/15/21	15,000	16,328
CBS Corp. 2.30%, due 08/15/19	30,000	29,786
Comcast Corp. 5.70%, due 05/15/18	30,000	33,345
5.15%, due 03/01/20	30,000	33,709
3.60%, due 03/01/24	20,000	20,496

	Principal Amount	Value
Corporate Bonds - (continued)
Media - (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 1.75%, due 01/15/18	$50,000	$49,660
5.00%, due 03/01/21	50,000	54,076
Discovery Communications LLC 3.30%, due 05/15/22	20,000	19,781
Omnicom Group, Inc. 4.45%, due 08/15/20	30,000	32,296
Time Warner, Inc. 4.88%, due 03/15/20	30,000	32,916
4.70%, due 01/15/21	30,000	32,478
Viacom, Inc. 2.50%, due 09/01/18	25,000	25,213
The Walt Disney Co. 1.85%, due 05/30/19	20,000	20,057

		400,141
Metals & Mining - 2.2%
BHP Billiton Finance USA Ltd. 3.25%, due 11/21/21	35,000	35,454
Rio Tinto Finance USA Ltd. 9.00%, due 05/01/19	30,000	37,054
Rio Tinto Finance USA PLC 2.25%, due 12/14/18	90,000	90,180

		162,688
Multi-Utilities - 1.2%
Dominion Resources, Inc. 4.45%, due 03/15/21	60,000	64,326
Sempra Energy 3.55%, due 06/15/24	30,000	29,889

		94,215
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp. 6.38%, due 09/15/17	20,000	21,873
BP Capital Markets PLC 1.38%, due 11/06/17	30,000	29,958
2.24%, due 05/10/19	30,000	30,275
4.50%, due 10/01/20	60,000	65,848
3.81%, due 02/10/24	30,000	30,488
Chevron Corp. 2.43%, due 06/24/20	50,000	50,674
ConocoPhillips Co. 2.40%, due 12/15/22	30,000	28,368
Enterprise Products Operating LLC 3.35%, due 03/15/23	30,000	29,316
3.75%, due 02/15/25	30,000	29,465
EOG Resources, Inc. 2.45%, due 04/01/20	25,000	25,198

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2015 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Energy Partners LP 2.65%, due 02/01/19	$30,000	$29,560
Kinder Morgan, Inc. 3.05%, due 12/01/19	50,000	49,635
Marathon Oil Corp. 2.80%, due 11/01/22	30,000	28,146
Occidental Petroleum Corp. 2.70%, due 02/15/23	20,000	19,245
Plains All American Pipeline LP/PAA Finance Corp. 2.60%, due 12/15/19	20,000	19,859
Suncor Energy, Inc. 3.60%, due 12/01/24	30,000	29,759
Total Capital Canada Ltd. 2.75%, due 07/15/23	30,000	28,989
Total Capital S.A. 4.13%, due 01/28/21	30,000	32,232
TransCanada PipeLines Ltd. 3.80%, due 10/01/20	50,000	52,772

		631,660
Pharmaceuticals - 4.3%
AbbVie, Inc. 2.00%, due 11/06/18	10,000	9,990
2.90%, due 11/06/22	20,000	19,436
3.20%, due 11/06/22	40,000	39,726
3.60%, due 05/14/25	30,000	29,615
GlaxoSmithKline Capital, Inc. 5.65%, due 05/15/18	60,000	66,774
Merck & Co., Inc. 2.75%, due 02/10/25	25,000	23,960
Novartis Capital Corp. 2.40%, due 09/21/22	30,000	29,213
Pfizer, Inc. 6.20%, due 03/15/19	30,000	34,369
Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	23,000	23,262
Wyeth LLC 6.45%, due 02/01/24	40,000	49,771

		326,116
Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp. 5.90%, due 11/01/21	10,000	11,309
Boston Properties LP 5.63%, due 11/15/20	30,000	34,109
ERP Operating LP 4.63%, due 12/15/21	20,000	21,853
HCP, Inc. 2.63%, due 02/01/20	40,000	39,719

	Principal Amount	Value
Corporate Bonds - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Realty Income Corp. 4.65%, due 08/01/23	$10,000	$10,580
Simon Property Group LP 4.38%, due 03/01/21	30,000	32,597
3.75%, due 02/01/24	15,000	15,453
Ventas Realty LP/Ventas Capital Corp. 4.00%, due 04/30/19	30,000	31,635

		197,255
Road & Rail - 0.7%
Burlington Northern Santa Fe LLC 3.05%, due 03/15/22	50,000	50,351

Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp. 1.35%, due 12/15/17	50,000	50,001

Software - 2.7%
Microsoft Corp. 1.63%, due 12/06/18	40,000	40,298
Oracle Corp. 5.00%, due 07/08/19	30,000	33,428
2.50%, due 10/15/22	50,000	48,344
2.95%, due 05/15/25	83,000	80,062

		202,132
Specialty Retail - 0.9%
AutoZone, Inc. 4.00%, due 11/15/20	20,000	21,208
The Home Depot, Inc. 2.63%, due 06/01/22	25,000	24,747
Lowe’s Cos., Inc. 3.75%, due 04/15/21	20,000	21,448

		67,403
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc. 2.85%, due 05/06/21	50,000	50,764
2.40%, due 05/03/23	10,000	9,562
3.45%, due 05/06/24	50,000	51,195
EMC Corp. 2.65%, due 06/01/20	25,000	25,250
Hewlett-Packard Co. 2.75%, due 01/14/19	10,000	10,131
4.05%, due 09/15/22	25,000	25,568

		172,470
Tobacco - 1.9%
Altria Group, Inc. 2.85%, due 08/09/22	40,000	38,789
Philip Morris International, Inc. 3.60%, due 11/15/23	20,000	20,604

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2015 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Tobacco - (continued)
Reynolds American, Inc. 2.30%, due 06/12/18	$20,000	$20,192
4.45%, due 06/12/25	60,000	61,741

		141,326
Trading Companies & Distributors - 0.3%
Air Lease Corp. 4.25%, due 09/15/24	25,000	24,812

Wireless Telecommunication Services - 0.3%
Vodafone Group PLC 1.25%, due 09/26/17	20,000	19,772

Total Corporate Bonds (Cost $7,455,851)		7,435,846

Total Investment Securities (Cost $7,455,851) — 98.9%		7,435,846

Other assets less liabilities — 1.1%		78,972

NET ASSETS — 100.0%		$7,514,818

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on July 31, 2015.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,153
Aggregate gross unrealized depreciation	(35,301)

Net unrealized depreciation	$(20,148)

Federal income tax cost of investments	$7,455,994

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2015 (Unaudited)

	Principal Amount	Value
Asset-Backed Security - 0.1%
American Express Credit Account Master Trust 0.59%, due 05/15/18	$100,000	$100,030

Total Asset-Backed Security (Cost $99,995)		100,030

Corporate Bonds - 83.5%
Aerospace & Defense - 1.4%
Honeywell International, Inc. 0.33%, due 11/17/15(a)	1,360,000	1,360,401

Banks - 5.8%
Australia & New Zealand Banking Group Ltd. 1.25%, due 01/10/17	450,000	451,322
The Bank of Tokyo-Mitsubishi UFJ Ltd. 0.89%, due 09/09/16(a)(b)	250,000	250,519
Banque Federative du Credit Mutuel S.A. 1.14%, due 01/20/17(a)(b)	1,000,000	1,006,177
Barclays Bank PLC 0.86%, due 02/17/17(a)	1,000,000	997,316
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.77%, due 03/18/16(a)	750,000	751,835
Sumitomo Mitsui Banking Corp. 0.71%, due 01/10/17(a)	2,000,000	1,997,084

		5,454,253
Communications Equipment - 0.8%
Cisco Systems, Inc. 0.78%, due 03/01/19(a)	747,000	750,544

Consumer Finance - 9.7%
American Express Credit Corp. 0.76%, due 08/15/19(a)	988,000	981,546
American Honda Finance Corp. 0.46%, due 07/14/17(a)	906,000	906,139
1.20%, due 07/14/17	81,000	80,962
Capital One N.A./Virginia 1.65%, due 02/05/18	1,000,000	992,810
Caterpillar Financial Services Corp. 0.70%, due 11/06/15	902,000	902,690
Ford Motor Credit Co. LLC 1.12%, due 03/12/19(a)	1,000,000	993,438
John Deere Capital Corp. 1.05%, due 12/15/16	776,000	778,060
1.95%, due 12/13/18	13,000	13,087
Nissan Motor Acceptance Corp. 0.83%, due 03/03/17(a)(b)	455,000	455,812
PACCAR Financial Corp. 0.70%, due 11/16/15	357,000	357,298
Synchrony Financial 1.88%, due 08/15/17	816,000	816,326

	Principal Amount	Value
Corporate Bonds - (continued)
Consumer Finance - (continued)
Toyota Motor Credit Corp. 0.57%, due 05/17/16(a)	$70,000	$70,144
0.48%, due 05/16/17(a)	842,000	841,011
1.45%, due 01/12/18	906,000	907,067

		9,096,390
Data Processing & Outsourced Services - 0.2%
MasterCard, Inc. 2.00%, due 04/01/19	173,000	174,450

Diversified Banks - 16.1%
Bank of America Corp. 0.89%, due 08/25/17(a)	906,000	904,766
Bank of Montreal 0.53%, due 09/24/15(a)	680,000	680,190
0.80%, due 11/06/15	1,134,000	1,134,868
The Bank of Nova Scotia 0.69%, due 03/15/16(a)	281,000	281,482
2.90%, due 03/29/16	906,000	920,001
BNP Paribas S.A. 0.76%, due 03/17/17(a)	675,000	676,192
Canadian Imperial Bank of Commerce 2.35%, due 12/11/15	1,812,000	1,823,901
Commonwealth Bank of Australia 0.69%, due 03/12/18(a)(b)	906,000	904,913
Lloyds Bank PLC 0.81%, due 03/16/18(a)	1,000,000	1,000,352
Royal Bank of Canada 0.80%, due 10/30/15	959,000	960,071
0.80%, due 03/06/20(a)	906,000	907,804
Svenska Handelsbanken AB 0.75%, due 09/23/16(a)	1,000,000	1,002,805
The Toronto-Dominion Bank 0.74%, due 09/09/16(a)	660,000	662,387
U.S. Bancorp/Minnesota 0.70%, due 04/25/19(a)	765,000	761,381
U.S. Bank N.A./Ohio 1.38%, due 09/11/17	1,000,000	1,004,079
Wells Fargo & Co. 2.15%, due 01/30/20	906,000	901,546
Westpac Banking Corp. 0.71%, due 11/25/16(a)	683,000	684,972

		15,211,710
Diversified Capital Markets - 2.4%
Credit Suisse 1.75%, due 01/29/18	1,000,000	999,448
Deutsche Bank AG 3.25%, due 01/11/16	1,161,000	1,173,138

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2015 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Diversified Capital Markets - (continued)
JPMorgan Chase & Co. 1.20%, due 01/25/18(a)	$106,000	$106,764

		2,279,350
Diversified Metals & Mining - 1.2%
Freeport-McMoRan, Inc. 2.30%, due 11/14/17	516,000	492,780
Glencore Funding LLC 1.44%, due 05/27/16(a)(b)	675,000	675,227

		1,168,007
Drug Retail - 0.1%
Walgreens Boots Alliance, Inc. 1.75%, due 11/17/17	73,000	73,245

Electric Utilities - 2.3%
Duke Energy Indiana, Inc. 0.64%, due 07/11/16(a)	842,000	842,541
Electricite de France S.A. 0.75%, due 01/20/17(a)(b)	361,000	361,592
Georgia Power Co. 0.63%, due 11/15/15	12,000	11,990
The Southern Co. 1.30%, due 08/15/17	906,000	904,202

		2,120,325
Fertilizers & Agricultural Chemicals - 0.8%
Monsanto Co. 1.15%, due 06/30/17	749,000	744,590

Food Retail - 0.9%
The Kroger Co. 0.82%, due 10/17/16(a)	850,000	850,286

Health Care Distributors - 0.3%
McKesson Corp. 0.95%, due 12/04/15	269,000	269,058

Home Improvement Retail - 0.3%
The Home Depot, Inc. 2.00%, due 06/15/19	275,000	277,263

Household Appliances - 1.0%
Whirlpool Corp. 1.65%, due 11/01/17	906,000	906,692

Household Products - 1.3%
Kimberly-Clark Corp. 1.90%, due 05/22/19	304,000	304,473
The Procter & Gamble Co. 0.57%, due 11/01/19(a)	906,000	904,673

		1,209,146
Hypermarkets & Super Centers - 0.5%
Costco Wholesale Corp. 0.65%, due 12/07/15	218,000	218,146

	Principal Amount	Value
Corporate Bonds - (continued)
Hypermarkets & Super Centers - (continued)
Wal-Mart Stores, Inc. 1.50%, due 10/25/15	$105,000	$105,269
1.00%, due 04/21/17	189,000	189,401

		512,816
Integrated Oil & Gas - 1.9%
Chevron Corp. 1.96%, due 03/03/20	906,000	900,931
Exxon Mobil Corp. 0.33%, due 03/15/17(a)	906,000	905,412

		1,806,343
Integrated Telecommunication Services - 1.2%
AT&T, Inc. 0.66%, due 02/12/16(a)	242,000	241,849
Verizon Communications, Inc. 1.82%, due 09/15/16(a)	870,000	880,268

		1,122,117
Internet Retail - 1.1%
Amazon.com, Inc. 0.65%, due 11/27/15	1,047,000	1,047,331

Investment Banking & Brokerage - 2.1%
The Goldman Sachs Group, Inc. 1.60%, due 11/23/15	873,000	875,390
Morgan Stanley 1.53%, due 02/25/16(a)	769,000	772,296
2.50%, due 01/24/19	341,000	345,111

		1,992,797
Managed Health Care - 0.9%
UnitedHealth Group, Inc. 0.85%, due 10/15/15	796,000	796,244

Movies & Entertainment - 1.3%
The Walt Disney Co. 1.10%, due 12/01/17	420,000	419,390
0.59%, due 05/30/19(a)	842,000	842,783

		1,262,173
Oil & Gas Exploration & Production - 0.7%
Canadian Natural Resources Ltd. 1.75%, due 01/15/18	160,000	158,777
Marathon Oil Corp. 0.90%, due 11/01/15	519,000	518,706

		677,483
Oil & Gas Refining & Marketing - 1.0%
BP Capital Markets PLC
0.70%, due 11/06/15	189,000	189,105
0.91%, due 09/26/18(a)	757,000	759,409

		948,514

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2015 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Oil & Gas Storage & Transportation - 0.6%
TransCanada PipeLines Ltd. 0.96%, due 06/30/16(a)	$527,000	$527,756

Oil, Gas & Consumable Fuels - 1.3%
Petrobras Global Finance B.V. 1.90%, due 05/20/16(a)	228,000	225,150
Sinopec Group Overseas Development 2014 Ltd. 1.06%, due 04/10/17(a)(b)	1,000,000	999,125

		1,224,275
Other Diversified Financial Services - 4.7%
Citigroup, Inc. 0.82%, due 03/10/17(a)	842,000	839,885
General Electric Capital Corp. 0.94%, due 07/12/16(a)	311,000	312,653
0.80%, due 01/14/19(a)	842,000	842,331
2.20%, due 01/09/20	318,000	318,653
ING Bank N.V. 1.23%, due 03/07/16(a)(b)	200,000	200,754
Siemens Financieringsmaatschappij N.V.
0.56%, due 05/25/18(a)(b)	1,000,000	997,621
1.45%, due 05/25/18(b)	906,000	902,022

		4,413,919
Packaged Foods & Meats - 1.0%
General Mills, Inc. 0.59%, due 01/29/16(a)	906,000	905,498

Pharmaceuticals - 4.6%
Eli Lilly & Co. 1.25%, due 03/01/18	1,812,000	1,809,233
GlaxoSmithKline Capital, Inc. 0.70%, due 03/18/16	1,812,000	1,814,839
Johnson & Johnson 1.13%, due 11/21/17	711,000	712,609

		4,336,681
Property & Casualty Insurance - 1.9%
Berkshire Hathaway Finance Corp.
0.43%, due 01/10/17(a)	906,000	906,871
0.59%, due 01/12/18(a)	906,000	906,459

		1,813,330
Railroads - 1.0%
Canadian National Railway Co. 0.45%, due 11/14/17(a)	906,000	903,409

Regional Banks - 1.6%
Branch Banking & Trust Co. 0.71%, due 12/01/16(a)	1,000,000	999,368
Manufacturers & Traders Trust Co. 1.40%, due 07/25/17	500,000	499,372

		1,498,740

	Principal Amount	Value
Corporate Bonds - (continued)
Restaurants - 0.9%
Starbucks Corp. 0.88%, due 12/05/16	$842,000	$842,446

Semiconductors - 0.9%
Texas Instruments, Inc. 0.88%, due 03/12/17	842,000	843,372

Soft Drinks - 2.1%
PepsiCo, Inc. 0.54%, due 07/17/17(a)	2,000,000	2,001,666

Special Purpose Banks - 2.9%
The Korea Development Bank 0.92%, due 01/22/17(a)	1,767,000	1,766,791
Nederlandse Waterschapsbank N.V. 0.51%, due 02/14/18(a)(b)	1,000,000	1,004,883

		2,771,674
Specialized Finance - 1.9%
Shell International Finance B.V. 0.73%, due 05/11/20(a)	906,000	905,341
2.13%, due 05/11/20	906,000	906,161

		1,811,502
Systems Software - 0.8%
Microsoft Corp. 1.85%, due 02/12/20	772,000	773,424

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.
0.35%, due 05/03/16(a)	432,000	432,209
0.60%, due 05/06/19(a)	503,000	504,400

		936,609
Thrifts & Mortgage Finance - 0.1%
Abbey National Treasury Services PLC 0.80%, due 03/13/17(a)	70,000	69,956

Tobacco - 0.1%
Reynolds American, Inc. 1.05%, due 10/30/15	45,000	45,029

Wireless Telecommunication Services - 0.9%
Vodafone Group PLC 0.66%, due 02/19/16(a)	873,000	872,107

Total Corporate Bonds (Cost $78,710,641)		78,702,921

Municipal Bonds - 4.1%
DeKalb County Housing Authority, Multi- Family Housing Authority, Oak Grove Elementary School Project, Revenue Bonds 0.50%, due 05/01/16	928,000	927,796
New Jersey Economic Development Authority, Revenue Bonds, Refunding, School Facilities 3.64%, due 12/15/15	930,000	940,686

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2015 (Unaudited)

	Principal Amount	Value
Municipal Bonds - (continued)
Riverside California Pension, Obligation Refunding, Revenue Bonds 0.75%, due 06/01/16	$1,000,000	$999,370
Wisconsin School Districts, Cash Flow Administration Program, Revenue Bonds 1.00%, due 10/09/15	1,000,000	1,000,800

Total Municipal Bonds (Cost $3,869,470)		3,868,652

Commercial Paper - 4.2%
ENI Finance USA, Inc. 0.51%, due 10/07/15	1,000,000	999,030
Humana, Inc. 0.61%, due 08/03/15	1,000,000	999,949
Kinder Morgan, Inc. 0.42%, due 08/06/15	1,000,000	999,930
Wyndham Worlwide Corp. 0.45%, due 08/04/15	1,000,000	999,950

Total Commercial Paper (Cost $3,998,692)		3,998,859

Repurchase Agreements(c) - 6.8%
RBS Securities, Inc., dated 07/31/15, repurchase price $4,400,121, 0.33%, 08/03/15	4,400,000	4,400,000
SG America Securities LLC,dated 07/31/15, repurchase price $2,000,072, 0.43%, 08/03/15	2,000,000	2,000,000

Total Repurchase Agreements (Cost $6,400,000)		6,400,000

U.S. Government & Agency Security - 1.0%
U.S. Treasury Note 1.13%, due 06/15/18	906,600	910,921

Total U.S. Government & Agency Security (Cost $905,989)		910,921

Total Investment Securities (Cost $93,984,787) — 99.7%		93,981,383

Other assets less liabilities — 0.3%		273,077

NET ASSETS — 100.0%		$94,254,460

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on July 31, 2015.
(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	Fair Market Value	Coupon Rate	Maturity Date
U.S. Government Agency Mortgage Security	$4,490,934	1.00%	06/21/17
Various Corporate Bonds	$2,166,283	3.50% - 10.00%	10/07/15 - 03/15/42

Percentages shown are based on Net Assets.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,011
Aggregate gross unrealized depreciation	(94,425)

Net unrealized depreciation	$(3,414)

Federal income tax cost of investments	$93,984,797

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2015 (Unaudited)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2015:

Australia	2.2%
Canada	9.5
France	2.2
Germany	1.2
Japan	2.4
Netherlands	6.2
South Korea	1.9
Sweden	1.1
Switzerland	1.0
United Kingdom	5.2
United States	66.8
Other[1]	0.3

100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

July 31, 2015 (Unaudited)

Significant Accounting Policies

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using readily available market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include, for example, periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. The portfolio securities of the FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, and FlexShares® International Quality Dividend Dynamic Index Fund are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2015 (Unaudited)

day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to Northern Trust Investments, Inc. (“NTI”) approximates fair value.

Foreign securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets determined in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by an Index Provider to an Index Fund may adversely affect the Index Fund’s ability to track its Underlying Index.

Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options and swaps are valued at broker-provided bid prices. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The

Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Northern Trust Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Northern Trust Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI monitors markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Northern Trust Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Board.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2015 (Unaudited)

The following is a summary of the valuations as of July 31, 2015 for each Fund based upon the three levels defined above. During the period ended July 31, 2015, there were two Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index
Investments
Common Stocks*	$760,306,269	$—	$—	$760,306,269
Warrant	—	—	—	—

Total Investments	$760,306,269	$—	$—	$760,306,269

Other Financial Instruments
Assets
Futures Contracts	$46,372	$—	$—	$46,372
Liabilities
Futures Contracts	(45,963)	—	—	(45,963)

Total Other Financial Instruments	$409	$—	$—	$409

	Level 1 – Quoted Prices*a	Level 2 – Other Significant Observable Inputs*b	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index
Investments
Common Stocks
Airlines	$1,843,828	$50,995	$—	$1,894,823
Banks	71,827,429	149,494	537	71,977,460
Construction Materials	3,348,704	20,501	—	3,369,205
Diversified Telecommunication
Services	12,936,454	35,465	—	12,971,919
Electric Utilities	7,324,168	6,509	—	7,330,677
Hotels, Restaurants & Leisure	9,356,130	60,885	—	9,417,015
IT Services	4,152,586	336,012	—	4,488,598
Machinery	14,688,562	64,948	—	14,753,510
Metals & Mining	18,602,046	205,414	—	18,807,460
Multi-Utilities	6,052,591	8,843	—	6,061,434
Oil, Gas & Consumable Fuels	32,086,141	212,139	—	32,298,280
Real Estate Investment Trusts (REITs)	11,987,573	121,189	—	12,108,762
Specialty Retail	10,009,356	9,992	—	10,019,348
Water Utilities	685,860	26,348	—	712,208
Other*	362,830,246	—	—	362,830,246
Right	57	—	—	57

Total Investments	$567,731,731	$1,308,734	$537	$569,041,002

Other Financial Instruments
Assets
Futures Contracts	118,783	—	—	118,783
Forward Foreign Currency Contracts	—	200,827	—	200,827

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2015 (Unaudited)

Liabilities
Futures Contracts	(4,917)	—	—	(4,917)
Forward Foreign Currency Contracts	—	(148,982)	—	(148,982)

Total Other Financial Instruments	$113,866	$51,845	$—	$165,711

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/2014	$609
Total gain or loss (realized/unrealized included in earnings)	(72)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 7/31/2015	$537

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 7/31/2015.	$(72)

Common Stock	Fair Value at 7/31/2015	Valuation Techniques	Unobservable Inputs	Sensitivity[1]
Banco Espirito Santo S.A.	$537	Consensus Pricing	Distressed Market Discount, Estimated Recovery Value	1

	Level 1 – Quoted Prices*[c]	Level 2 – Other Significant Observable Inputs*[d]	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index
Investments
Common Stocks
Auto Components	$2,421,639	$19,982	$—	$2,441,621
Banks	28,419,452	70,558	—	28,490,010
Construction Materials	3,363,443	438,952	—	3,802,395
Diversified Financial Services	3,765,156	1,520	—	3,766,676
Electronic Equipment, Instruments & Components	6,874,420	3,710	—	6,878,130
Gas Utilities	1,330,639	46,358	—	1,376,997
Hotels, Restaurants & Leisure	1,658,253	160,168	—	1,818,421
Household Durables	2,471,222	26,253	58	2,497,533
Household Products	986,224	38,595	—	1,024,819
Industrial Conglomerates	4,503,553	179,377	—	4,682,930
Metals & Mining	6,819,051	11,443	—	6,830,494
Paper & Forest Products	698,712	74,391	—	773,103
Pharmaceuticals	4,503,582	80,210	—	4,583,792
Real Estate Management & Development	8,744,018	225,920	—	8,969,938
Other*	127,791,261	—	—	127,791,261
Corporate Bond*	—	9,816	—	9,816
Rights	—	6,671	—	6,671
Warrants	1,859	73	—	1,932

Total Investments	$204,352,484	$1,393,997	$58	$205,746,539

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$36,779	$—	$36,779
Liabilities
Futures Contracts	(136,164)	—	—	(136,164)
Forward Foreign Currency Contracts	—	(11,295)	—	(11,295)

Total Other Financial Instruments	$(136,164)	$25,484	$—	$(110,680)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/2014	$69
Total gain or loss (realized/unrealized included in earnings)	(11)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 7/31/2015	$58

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 7/31/2015.	$(11)

Common Stock	Fair Value at 7/31/2015	Valuation Techniques	Unobservable Inputs	Sensitivity[1]
Corp. GEO SAB de CV	$58	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2015 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index
Investments
Common Stocks*	$2,180,668,294	$—	$—	$2,180,668,294

Total Investments	$2,180,668,294	$—	$—	$2,180,668,294

Other Financial Instruments
Assets
Futures Contracts	$200,673	$—	$—	$200,673
Forward Foreign Currency Contracts	—	117,739	—	117,739
Liabilities
Futures Contracts	(239,643)	—	—	(239,643)
Forward Foreign Currency Contracts	—	(247,459)	—	(247,459)

Total Other Financial Instruments	$(38,970)	$(129,720)	$—	$(168,690)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® STOXX® Global Broad Infrastructure Index
Investments
Common Stocks*	$364,571,907	$—	$—	$364,571,907

Total Investments	$364,571,907	$—	$—	$364,571,907

Other Financial Instruments
Assets
Futures Contracts	$74,594	$—	$—	$74,594
Forward Foreign Currency Contracts	—	42,816	—	42,816
Liabilities
Futures Contracts	(54)	—	—	(54)
Forward Foreign Currency Contracts	—	(58,878)	—	(58,878)

Total Other Financial Instruments	$74,540	$(16,062)	$—	$58,478

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2015 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Global Quality Real Estate Index
Investments
Common Stocks*	$104,295,536	$—	$—	$104,295,536

Total Investments	$104,295,536	$—	$—	$104,295,536

Other Financial Instruments
Assets
Futures Contracts	$15,766	$—	$—	$15,766
Forward Foreign Currency Contracts	—	23,119	—	23,119
Liabilities
Forward Foreign Currency Contracts	—	(22,973)	—	(22,973)

Total Other Financial Instruments	$15,766	$146	$—	$15,912

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index
Investments
Common Stocks*	$677,848,743	$—	$—	$677,848,743

Total Investments	$677,848,743	$—	$—	$677,848,743

Other Financial Instruments
Assets
Futures Contracts	$54,010	$—	$—	$54,010

Total Other Financial Instruments	$54,010	$—	$—	$54,010

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Defensive Index
Investments
Common Stocks*	$191,132,380	$—	$—	$191,132,380
Rights	—	8,988	—	8,988

Total Investments	$191,132,380	$8,988	$—	$191,141,368

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2015 (Unaudited)

Other Financial Instruments
Assets
Futures Contracts	$21,730	$—	$—	$21,730

Total Other Financial Instruments	$21,730	$—	$—	$21,730

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Dynamic Index
Investments
Common Stocks*	$74,776,800	$—	$—	$74,776,800

Total Investments	$74,776,800	$—	$—	$74,776,800

Other Financial Instruments
Assets
Futures Contracts	$4,979	$—	$—	$4,979

Total Other Financial Instruments	$4,979	$—	$—	$4,979

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*[e]	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Index
Investments
Common Stocks
Hotels, Restaurants & Leisure	$7,527,323	$2,296,260	$—	$9,823,583
Other*	367,867,514	—	—	367,867,514

Total Investments	$375,394,837	$2,296,260	$—	$377,691,097

Other Financial Instruments
Assets
Futures Contracts	$3,792	$—	$—	$3,792
Forward Foreign Currency Contracts	—	173,742	—	173,742
Liabilities
Futures Contracts	(81,293)	—	—	(81,293)
Forward Foreign Currency Contracts	—	(156,892)	—	(156,892)

Total Other Financial Instruments	$(77,501)	$16,850	$—	$(60,651)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2015 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*[f]	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index
Investments
Common Stocks
Hotels, Restaurants & Leisure	$2,173,215	$581,471	$—	$2,754,686
Other*	94,396,682	—	—	94,396,682

Total Investments	$96,569,897	$581,471	$—	$97,151,368

Other Financial Instruments
Assets
Futures Contracts	$5,645	$—	$—	$5,645
Forward Foreign Currency Contracts	—	91,380	—	91,380
Liabilities
Futures Contracts	(288)	—	—	(288)
Forward Foreign Currency Contracts	—	(73,615)	—	(73,615)

Total Other Financial Instruments	$5,357	$17,765	$—	$23,122

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*[g]	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Dynamic Index
Investments
Common Stocks
Hotels, Restaurants & Leisure	$572,922	$144,650	$—	$717,572
Other*	69,567,480	—	—	69,567,480

Total Investments	$70,140,402	$144,650	$—	$70,285,052

Other Financial Instruments
Assets
Futures Contracts	$2,756	$—	$—	$2,756
Forward Foreign Currency Contracts	—	12,577	—	12,577
Liabilities
Futures Contracts	(6,496)	—	—	(6,496)
Forward Foreign Currency Contracts	—	(16,138)	—	(16,138)

Total Other Financial Instruments	$(3,740)	$(3,561)	$—	$(7,301)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$2,117,781,409	$—	$2,117,781,409

Total Investments	$—	$2,117,781,409	$—	$2,117,781,409

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2015 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$438,672,906	$—	$438,672,906

Total Investments	$—	$438,672,906	$—	$438,672,906

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Disciplined Duration MBS Index
Investments
U.S. Government & Agency Securities	$—	$20,305,700	$—	$20,305,700

Total Investments	$—	$20,305,700	$—	$20,305,700

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Corporate Bond Index
Investments
Corporate Bonds*	$—	$7,435,846	$—	$7,435,846

Total Investments	$—	$7,435,846	$—	$7,435,846

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Ready Access Variable Income
Investments
Asset-Backed Security	$—	$100,030	$—	$100,030
Corporate Bonds*	—	78,702,921	—	78,702,921
Municipal Bonds	—	3,868,652	—	3,868,652
Commercial Paper	—	3,998,859	—	3,998,859
Repurchase Agreements	—	6,400,000	—	6,400,000
U.S. Government & Agency Security	—	910,921	—	910,921

Total Investments	$—	$93,981,383	$—	$93,981,383

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2015 (Unaudited)

*	See Schedules of Investments for segregation by industry type.
[a]

During the period ended July 31, 2015, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of security with a market value of $15,045 or 0.00% of the Fund’s net assets from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

[b]

During the period ended July 31, 2015, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregate market value of $1,258,834 or 0.22% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

[c]

During the period ended July 31, 2015, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of security with a market value of $87,931 or 0.04% of the Fund’s net assets from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

[d]

During the period ended July 31, 2015, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $1,315,010 or 0.63% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

[e]

During the period ended July 31, 2015, the FlexShares International Quality Dividend Index Fund changed classification of security with a market value of $2,296,260 or 0.60% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

[f]

During the period ended July 31, 2015, the FlexShares International Quality Dividend Defensive Index Fund changed classification of security with a market value of $581,471 or 0.59% of the Fund’s net assets from Level 1 to Level 2 due to securitiy being valued with other observable inputs.

[g]

During the period ended July 31, 2015, the FlexShares International Quality Dividend Dynamic Index Fund changed classification of security with a market value of $144,650 or 0.20% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

[1]

The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas President
September 28, 2015

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
September 28, 2015